UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23222
Hartford Funds Exchange-Traded Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Semi-Annual Shareholder Report

January 31, 2026

Hartford AAA CLO ETF
TRPA/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford AAA CLO ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford AAA CLO ETF	$12	0.24%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$108,947,468
Total number of portfolio holdings (excluding derivatives, if any)	133
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	29%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	100.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_STRPA_0126

Semi-Annual Shareholder Report

January 31, 2026

Hartford Core Bond ETF
HCRB/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford Core Bond ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Core Bond ETF	$15	0.29%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$347,143,159
Total number of portfolio holdings	918
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	24%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	35.8%
U.S. Government Agencies^	30.1%
Corporate Bonds	25.5%
Asset-Backed & Commercial Mortgage-Backed Securities	18.8%
Foreign Government Obligations	1.9%
Municipal Bonds	0.1%
Purchased Options	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	(13.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

SAR_SHCRB_0126

Semi-Annual Shareholder Report

January 31, 2026

Hartford Dynamic Bond ETF
DYNB/The NASDAQ Stock Market LLC
This semi-annual shareholder report contains important information about the Hartford Dynamic Bond ETF (the "Fund") for the period of September 23, 2025 (commencement of operations of Fund) to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Dynamic Bond ETF	$21	0.60%
*	Cost of a $10,000 investment for a full six-month period would have been higher.
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$43,654,459
Total number of portfolio holdings (excluding derivatives, if any)	169
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)*	315%
*	Reflects rate for the period of September 23, 2025 through January 31, 2026.
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	51.2%
Corporate Bonds	43.2%
Foreign Government Obligations	3.1%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.1)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

SAR_SDYNB_0126

Semi-Annual Shareholder Report

January 31, 2026

Hartford Large Cap Growth ETF
HFGO/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford Large Cap Growth ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Large Cap Growth ETF	$30	0.59%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$178,134,147
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	56%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	49.3%
Communication Services	20.6%
Consumer Discretionary	14.5%
Health Care	7.1%
Industrials	3.4%
Financials	2.7%
Consumer Staples	0.6%
Energy	0.6%
Real Estate	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHFGO_0126

Semi-Annual Shareholder Report

January 31, 2026

Hartford Municipal Opportunities ETF
HMOP/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Municipal Opportunities ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Municipal Opportunities ETF	$15	0.29%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$689,245,130
Total number of portfolio holdings (excluding derivatives, if any)	571
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	22%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Texas	11.2%
Illinois	9.9%
Alabama	6.2%
California	6.2%
New York	5.5%
Wisconsin	3.8%
Washington	3.1%
Massachusetts	3.0%
Georgia	2.9%
Florida	2.8%
Other Non-Municipal Bonds	0.2%
Other Municipal Bonds*	38.7%
Short-Term Investments	1.5%
Other Assets & Liabilities	5.0%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHMOP_0126

Semi-Annual Shareholder Report

January 31, 2026

Hartford Quality Value ETF
QUVU/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford Quality Value ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund to be made as of April 30, 2026.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Quality Value ETF	$24	0.45%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$176,323,639
Total number of portfolio holdings (excluding derivatives, if any)	73
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	30%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Information Technology	12.9%
Industrials	12.7%
Health Care	12.6%
Communication Services	8.3%
Consumer Staples	8.2%
Consumer Discretionary	6.3%
Utilities	6.3%
Energy	5.8%
Real Estate	4.3%
Materials	3.2%
Short-Term Investments	1.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
Effective as of April 30, 2026, the Fund's name, ticker symbol, principal investment strategy, and portfolio manager will be changed. As a result of the changes to the principal investment strategy, the principal risks of Quantitative Investing Risk and Active Trading Risk will be added. This is a summary of planned changes to the Fund.
For more complete information, you may review the Fund's prospectus supplement dated February 27, 2026 and the Fund's next prospectus, which we expect to be available by November 27, 2026 at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SQUVU_0126

Semi-Annual Shareholder Report

January 31, 2026

Hartford Schroders Tax-Aware Bond ETF
HTAB/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Schroders Tax-Aware Bond ETF	$20	0.39%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$313,572,391
Total number of portfolio holdings	193
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	14%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	82.4%
U.S. Government Agencies^	4.2%
U.S. Government Securities	0.3%
Short-Term Investments	11.8%
Other Assets & Liabilities	1.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHTAB_0126

Semi-Annual Shareholder Report

January 31, 2026

Hartford Strategic Income ETF
HFSI/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford Strategic Income ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Strategic Income ETF	$25	0.49%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$575,645,869
Total number of portfolio holdings	1,368
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	94%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.4%
U.S. Government Securities	29.8%
Asset-Backed & Commercial Mortgage-Backed Securities	16.8%
U.S. Government Agencies^	9.8%
Foreign Government Obligations	6.6%
Convertible Bonds	6.5%
Senior Floating Rate Interests	4.0%
Preferred Stocks	1.2%
Municipal Bonds	0.1%
Common Stocks	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	3.1%
Other Assets & Liabilities	(9.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHFSI_0126

Semi-Annual Shareholder Report

January 31, 2026

Hartford Total Return Bond ETF
HTRB/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Total Return Bond ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Total Return Bond ETF	$15	0.29%
^	Annualized.
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$2,297,240,826
Total number of portfolio holdings	1,948
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	36%
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	30.5%
Corporate Bonds	25.0%
Asset-Backed & Commercial Mortgage-Backed Securities	18.0%
Foreign Government Obligations	3.4%
Municipal Bonds	0.2%
Purchased Options	0.1%
Convertible Bonds	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(17.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

SAR_SHTRB_0126

(b) Not applicable

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Active ETFs
Semi-Annual Financial Statements
and Other Information
January 31, 2026 (Unaudited)
◼Hartford AAA CLO ETF
◼Hartford Core Bond ETF
◼Hartford Dynamic Bond ETF
◼Hartford Large Cap Growth ETF
◼Hartford Municipal Opportunities ETF
◼Hartford Quality Value ETF[1]
◼Hartford Schroders Tax-Aware Bond ETF
◼Hartford Strategic Income ETF
◼Hartford Total Return Bond ETF

[1]	Effective April 30, 2026, the Fund will change its name to Hartford Alpha Capture Value ETF.

Hartford Active ETFs
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford AAA CLO ETF	3
Hartford Core Bond ETF	7
Hartford Dynamic Bond ETF	21
Hartford Large Cap Growth ETF	25
Hartford Municipal Opportunities ETF	27
Hartford Quality Value ETF	36
Hartford Schroders Tax-Aware Bond ETF	38
Hartford Strategic Income ETF	43
Hartford Total Return Bond ETF	68
Glossary	94
Statements of Assets and Liabilities:
Hartford AAA CLO ETF	95
Hartford Core Bond ETF	95
Hartford Dynamic Bond ETF	95
Hartford Large Cap Growth ETF	95
Hartford Municipal Opportunities ETF	95
Hartford Quality Value ETF	96
Hartford Schroders Tax-Aware Bond ETF	96
Hartford Strategic Income ETF	96
Hartford Total Return Bond ETF	96
Statements of Operations:
Hartford AAA CLO ETF	97
Hartford Core Bond ETF	97
Hartford Dynamic Bond ETF	97
Hartford Large Cap Growth ETF	97
Hartford Municipal Opportunities ETF	97
Hartford Quality Value ETF	98
Hartford Schroders Tax-Aware Bond ETF	98
Hartford Strategic Income ETF	98
Hartford Total Return Bond ETF	98
Statements of Changes in Net Assets:
Hartford AAA CLO ETF	99
Hartford Core Bond ETF	99
Hartford Dynamic Bond ETF	100
Hartford Large Cap Growth ETF	100
Hartford Municipal Opportunities ETF	101
Hartford Quality Value ETF	101
Hartford Schroders Tax-Aware Bond ETF	102
Hartford Strategic Income ETF	102

Hartford Active ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford AAA CLO ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.0%
	Other Asset-Backed Securities - 100.0%
$ 1,600,000	522 Funding CLO A Ltd. 5.11%, 10/20/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	$1,602,531
1,000,000	720 East CLO IV Ltd. 5.27%, 04/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,000,537
	720 East CLO Ltd.
420,000	5.04%, 04/15/2038, 3 mo. USD Term SOFR + 1.37%(1)(2)	421,330
1,000,000	5.12%, 10/15/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,000,536
880,000	720 East CLO VI Ltd. 5.03%, 01/20/2038, 3 mo. USD Term SOFR + 1.36%(1)(2)	882,684
2,000,000	AGL CLO 3 Ltd. 4.82%, 04/15/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	2,001,948
1,000,000	AGL CLO 33 Ltd. 5.02%, 07/21/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,002,490
	AIMCO CLO
1,000,000	4.81%, 01/20/2038, 3 mo. USD Term SOFR + 1.14%(1)(2)	999,732
375,000	5.19%, 10/17/2037, 3 mo. USD Term SOFR + 1.31%(1)(2)	375,966
400,000	Allegany Park CLO Ltd. 4.77%, 01/20/2035, 3 mo. USD Term SOFR + 1.10%(1)(2)	400,163
1,000,000	Apidos CLO Ltd. 5.01%, 01/20/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,002,601
675,000	Apidos CLO XLVI Ltd. 5.31%, 10/24/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	676,831
600,000	Apidos CLO XXVIII Ltd. 5.32%, 10/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	603,063
800,000	Apidos CLO XXXIII Ltd. 5.62%, 04/24/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	803,032
1,000,000	Apidos CLO XXXIX Ltd. 4.90%, 10/21/2038, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,003,936
1,000,000	ARES LX CLO Ltd. 4.85%, 07/18/2034, 3 mo. USD Term SOFR + 1.18%(1)(2)	1,001,584
	Ares LXIII CLO Ltd.
650,000	4.98%, 10/15/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	654,193
550,000	5.27%, 10/15/2038, 3 mo. USD Term SOFR + 1.60%(1)(2)	551,058
	Ares XLIII CLO Ltd.
500,000	5.02%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	502,275
450,000	5.62%, 01/15/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	451,319
3,750,000	Ares XXVII CLO Ltd. 4.82%, 10/28/2034, 3 mo. USD Term SOFR + 1.15%(1)(2)	3,750,000
	Bain Capital Credit CLO Ltd.
1,129,005	4.59%, 10/17/2032, 3 mo. USD Term SOFR + 0.92%(1)(2)	1,129,878
1,350,000	5.07%, 07/16/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	1,358,490
675,000	Ballyrock CLO 15 Ltd. 5.52%, 01/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	676,573
1,000,000	Ballyrock CLO 16 Ltd. 4.82%, 04/20/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,001,219
600,000	Ballyrock CLO 21 Ltd. 5.23%, 10/20/2037, 3 mo. USD Term SOFR + 1.56%(1)(2)	600,794
775,000	Ballyrock CLO 28 Ltd. 5.52%, 01/20/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	775,993
1,000,000	Ballyrock CLO Ltd. 5.17%, 10/20/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,001,943
	Barings CLO Ltd.
500,000	4.93%, 01/15/2038, 3 mo. USD Term SOFR + 1.26%(1)(2)	501,054
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.0% - (continued)
	Other Asset-Backed Securities - 100.0% - (continued)
$ 1,000,000	5.02%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	$1,002,762
850,000	5.04%, 10/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	852,351
425,000	5.57%, 01/15/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	426,491
290,000	5.77%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	290,739
1,195,000	Benefit Street Partners CLO IV Ltd. 4.92%, 10/20/2038, 3 mo. USD Term SOFR + 1.25%(1)(2)	1,197,189
2,000,000	Benefit Street Partners CLO XV Ltd. 5.06%, 07/15/2037, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,005,558
500,000	Benefit Street Partners CLO XXXVIII Ltd. 4.98%, 01/25/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	501,375
906,660	Blackrock DLF IX-L CLO LP 6.05%, 10/20/2033, 3 mo. USD Term SOFR + 2.38%(1)(2)	908,258
1,100,000	BlueMountain CLO Ltd. 5.55%, 11/15/2030, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,100,734
650,000	Carlyle Global Market Strategies CLO Ltd. 5.47%, 07/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	650,959
	Carlyle U.S. CLO Ltd.
1,000,000	4.96%, 01/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,002,107
500,000	5.67%, 01/15/2040, 3 mo. USD Term SOFR + 2.00%(1)(2)	501,236
	CIFC Funding Ltd.
250,000	4.87%, 04/24/2031, 3 mo. USD Term SOFR + 1.20%(1)(2)	250,046
500,000	4.88%, 01/20/2039, 3 mo. USD Term SOFR + 1.20%(1)(2)	500,151
1,000,000	4.97%, 07/15/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,005,859
250,000	4.97%, 01/15/2040, 3 mo. USD Term SOFR + 1.30%(1)(2)	251,115
1,000,000	4.99%, 04/17/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,001,301
300,000	5.08%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	300,463
825,000	5.12%, 07/16/2037, 3 mo. USD Term SOFR + 1.45%(1)(2)	827,654
1,100,000	5.12%, 10/15/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,104,137
1,000,000	5.22%, 04/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,002,140
1,000,000	5.27%, 10/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,002,760
675,000	5.47%, 01/15/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	675,271
250,000	5.57%, 07/23/2037, 3 mo. USD Term SOFR + 1.90%(1)(2)	250,137
1,000,000	CTM CLO Ltd. 5.17%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,004,111
1,000,000	Danby Park CLO Ltd. 5.03%, 10/21/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,004,886
250,000	Dryden 53 CLO Ltd. 4.97%, 01/15/2031, 3 mo. USD Term SOFR + 1.30%(1)(2)	250,120
1,000,000	Dryden 94 CLO Ltd. 5.03%, 10/15/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,003,268
The accompanying notes are an integral part of these financial statements.

3

Hartford AAA CLO ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.0% - (continued)
	Other Asset-Backed Securities - 100.0% - (continued)
$ 750,000	Eaton Vance CLO Ltd. 5.01%, 10/15/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	$752,430
1,000,000	Elmwood CLO 14 Ltd. 4.97%, 10/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,006,179
1,000,000	Elmwood CLO 15 Ltd. 4.82%, 04/22/2035, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,000,682
1,000,000	Elmwood CLO 19 Ltd. 4.91%, 10/17/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,004,254
1,000,000	Elmwood CLO II Ltd. 5.02%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,002,913
1,000,000	Elmwood CLO X Ltd. 4.97%, 07/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,005,455
1,000,000	Empower CLO Ltd. 5.27%, 04/25/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,002,500
550,000	Flatiron CLO 20 Ltd. 5.34%, 11/20/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	552,064
1,000,000	Flatiron RR CLO Ltd. 5.03%, 10/18/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,004,086
440,000	Franklin Park Place CLO VI LLC 5.67%, 07/15/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	442,532
500,000	Galaxy XXV CLO Ltd. 4.78%, 04/25/2036, 3 mo. USD Term SOFR + 1.11%(1)(2)	500,759
500,000	Kennedy Lewis CLO 8 Ltd. 5.77%, 01/20/2038, 3 mo. USD Term SOFR + 2.10%(1)(2)	502,209
1,000,000	Kennedy Lewis CLO 9 Ltd. 5.02%, 01/20/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,004,016
320,000	Kennedy Lewis CLO 10 Ltd. 5.47%, 01/22/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	320,210
1,000,000	GoldenTree Loan Management U.S. CLO 15 Ltd. 5.10%, 10/20/2038, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,003,593
900,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 4.79%, 01/20/2038, 3 mo. USD Term SOFR + 1.12%(1)(2)	900,193
250,000	GoldenTree Loan Management U.S. CLO 19 Ltd. 5.17%, 04/20/2037, 3 mo. USD Term SOFR + 1.50%(1)(2)	250,248
500,000	GoldenTree Loan Management U.S. CLO 24 Ltd. 4.82%, 10/20/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	499,866
300,000	Golub Capital Partners CLO 45M Ltd. 5.29%, 07/20/2037, 3 mo. USD Term SOFR + 1.62%(1)(2)	300,455
1,000,000	Golub Capital Partners CLO 67M Ltd. 6.37%, 05/09/2036, 3 mo. USD Term SOFR + 2.50%(1)(2)	1,004,210
825,000	Golub Capital Partners CLO 80M Ltd. 5.23%, 05/09/2039, 3 mo. USD Term SOFR + 1.36%(1)(2)	825,689
	HLEND CLO LLC
1,000,000	5.11%, 10/22/2038, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,000,483
520,000	5.37%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	521,628
1,075,000	Kings Park CLO Ltd. 4.87%, 01/21/2039, 3 mo. USD Term SOFR + 1.20%(1)(2)	1,077,968
1,000,000	KKR CLO 24 Ltd. 5.38%, 04/20/2032, 3 mo. USD Term SOFR + 1.71%(1)(2)	1,000,395
2,000,000	KKR CLO 52 Ltd. 4.99%, 07/16/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	2,006,280
550,000	Madison Park Funding LI Ltd. 5.12%, 10/19/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	552,075
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.0% - (continued)
	Other Asset-Backed Securities - 100.0% - (continued)
$ 1,020,000	Madison Park Funding LXXV Ltd. 5.11%, 01/17/2039, 3 mo. USD Term SOFR + 1.45%(1)(2)	$1,022,889
660,000	Madison Park Funding XIX Ltd. 5.27%, 01/22/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	660,330
675,000	Madison Park Funding XVII Ltd. 5.72%, 10/21/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	677,009
1,000,000	Madison Park Funding XXXVII Ltd. 5.20%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	1,002,210
1,000,000	Magnetite XXVIII Ltd. 4.91%, 01/15/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,002,102
250,000	Magnetite XXXVII Ltd. 4.87%, 10/25/2038, 3 mo. USD Term SOFR + 1.20%(1)(2)	250,462
1,000,000	Neuberger Berman CLO XVI-S Ltd. 4.85%, 04/15/2039, 3 mo. USD Term SOFR + 1.18%(1)(2)	1,002,701
1,000,000	Neuberger Berman Loan Advisers CLO 31 Ltd. 4.90%, 01/20/2039, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,002,131
375,000	Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. 5.67%, 10/24/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	375,868
500,000	Niagara Park CLO Ltd. 5.67%, 01/17/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	501,716
500,000	Oak Hill Credit Partners X-R Ltd. 4.80%, 04/20/2038, 3 mo. USD Term SOFR + 1.13%(1)(2)	499,626
500,000	Oaktree CLO Ltd. 5.17%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	502,044
930,000	Obra CLO 2 Ltd. 5.21%, 07/20/2038, 3 mo. USD Term SOFR + 1.54%(1)(2)	935,411
550,000	OCP Aegis CLO Ltd. 5.15%, 01/21/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	550,651
	OCP CLO Ltd.
850,000	5.04%, 07/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	853,132
995,000	5.04%, 10/18/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	1,000,120
1,000,000	5.24%, 07/20/2037, 3 mo. USD Term SOFR + 1.57%(1)(2)	1,002,197
500,000	5.67%, 11/26/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	501,373
1,000,000	Octagon 60 Ltd. 5.25%, 10/20/2037, 3 mo. USD Term SOFR + 1.58%(1)(2)	1,002,185
635,000	Octagon 63 Ltd. 5.38%, 07/20/2037, 3 mo. USD Term SOFR + 1.71%(1)(2)	636,212
350,000	Octagon 64 Ltd. 5.22%, 07/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	350,553
625,000	OHA Credit Funding 10-R Ltd. 4.93%, 07/18/2037, 3 mo. USD Term SOFR + 1.26%(1)(2)	626,337
780,000	OHA Credit Funding 16-R Ltd. 5.07%, 10/20/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	782,804
1,000,000	OHA Credit Funding 3 Ltd. 4.99%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,003,051
1,000,000	OHA Credit Funding 7 Ltd. 4.95%, 07/19/2038, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,002,275
750,000	OHA Loan Funding Ltd. 5.37%, 07/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	751,134
The accompanying notes are an integral part of these financial statements.

4

Hartford AAA CLO ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.0% - (continued)
	Other Asset-Backed Securities - 100.0% - (continued)
	Palmer Square CLO Ltd.
$ 1,000,000	4.96%, 10/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	$1,005,395
850,000	5.22%, 07/20/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	851,665
750,000	RAD CLO 21 Ltd. 4.74%, 01/25/2037, 3 mo. USD Term SOFR + 1.07%(1)(2)	749,805
1,000,000	RAD CLO 25 Ltd. 5.33%, 07/20/2037, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,001,909
1,000,000	RAD CLO 27 Ltd. 4.99%, 01/15/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,002,071
1,000,000	Regatta 30 Funding Ltd. 4.99%, 01/25/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,003,235
500,000	Regatta VII Funding Ltd. 5.14%, 06/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(2)	500,222
	Regatta XIX Funding Ltd.
250,000	4.91%, 10/20/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	250,988
550,000	5.07%, 10/20/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	551,663
1,100,000	Regatta XXIV Funding Ltd. 4.99%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,102,320
500,000	Regatta XXVI Funding Ltd. 4.92%, 01/25/2039, 3 mo. USD Term SOFR + 1.25%(1)(2)	500,960
545,000	RR 27 Ltd. 5.12%, 10/15/2040, 3 mo. USD Term SOFR + 1.45%(1)(2)	546,947
500,000	RR 38 Ltd. 5.17%, 04/15/2040, 3 mo. USD Term SOFR + 1.50%(1)(2)	500,696
1,100,000	RR 42 Ltd. 4.88%, 10/15/2040, 3 mo. USD Term SOFR + 1.21%(1)(2)	1,103,314
1,125,000	Sixth Street CLO 27 Ltd. 5.01%, 01/17/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,127,918
1,000,000	Sixth Street CLO XXIV Ltd. 5.19%, 04/23/2037, 3 mo. USD Term SOFR + 1.52%(1)(2)	1,001,312
1,035,000	Symetra CLO Ltd. 4.96%, 04/20/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,036,911
850,000	Symphony CLO 36 Ltd. 5.03%, 10/24/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	851,598
1,000,000	Texas Debt Capital CLO Ltd. 4.97%, 07/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,003,419
	Voya CLO Ltd.
560,000	5.04%, 10/15/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	561,390
550,000	5.07%, 10/20/2036, 3 mo. USD Term SOFR + 1.40%(1)(2)	550,834
1,000,000	5.12%, 10/20/2031, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,000,129
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $108,848,250)	$108,951,527
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 141,084	Fixed Income Clearing Corp. Repurchase Agreement dated 01/30/2026 at 3.66%, due on 02/02/2026 with a maturity value of $141,127; collateralized by U.S. Treasury Note at 3.75%, maturing 06/30/2027, with a market value of $143,955		$141,084
	Total Short-Term Investments (cost $141,084)		$141,084
	Total Investments (cost $108,989,334)	100.1%	$109,092,611
	Other Assets and Liabilities	(0.1)%	(145,143)
	Net Assets	100.0%	$108,947,468
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$108,951,527, representing 100.0% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

5

Hartford AAA CLO ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$108,951,527	$—	$108,951,527	$—
Short-Term Investments	141,084	—	141,084	—
Total	$109,092,611	$—	$109,092,611	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

6

Hartford Core Bond ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8%
	Asset-Backed - Automobile - 0.7%
$ 215,000	Avis Budget Rental Car Funding AESOP LLC 5.23%, 12/20/2030(1)	$220,909
470,000	Credit Acceptance Auto Loan Trust 6.11%, 08/15/2034(1)	482,537
180,000	Exeter Automobile Receivables Trust 4.40%, 05/15/2030	181,174
375,000	GLS Auto Receivables Issuer Trust 4.98%, 07/16/2029(1)	379,019
716,000	GLS Auto Select Receivables Trust 4.81%, 09/15/2031(1)	723,946
190,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	193,264
	Securitized Term Auto Receivables Trust
260,476	4.93%, 12/29/2032(1)	263,028
62,547	5.04%, 07/25/2031(1)	63,188
		2,507,065
	Asset-Backed - Home Equity - 0.1%
165,000	COOPR Residential Mortgage Trust 4.87%, 01/01/2061(1)(2)	165,215
150,000	FIGRE Trust 4.98%, 01/25/2056(1)(3)	150,034
		315,249
	Asset-Backed - Manufactured Housing - 0.0%
49,136	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	43,981
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
98,917	0.97%, 12/16/2069(1)	89,793
172,501	1.11%, 02/18/2070(1)	155,377
		245,170
	Commercial Mortgage-Backed Securities - 4.6%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	231,698
195,000	ALA Trust 5.42%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(3)	196,584
510,000	AREIT Trust 5.23%, 07/25/2043, 1 mo. USD Term SOFR + 1.55%(1)(3)	509,973
	BBCMS Mortgage Trust
1,823,658	1.01%, 05/15/2057(3)(4)	126,054
1,155,675	1.11%, 09/15/2057(3)(4)	84,533
1,083,443	1.13%, 02/15/2062(3)(4)	88,120
1,001,744	1.62%, 02/15/2057(3)(4)	91,588
775,000	5.53%, 02/15/2031	800,105
	Benchmark Mortgage Trust
2,767,104	0.57%, 07/15/2056(3)(4)	95,341
966,149	1.17%, 12/15/2056(3)(4)	50,793
552,140	1.49%, 01/15/2054(3)(4)	32,430
500,174	1.74%, 07/15/2053(3)(4)	24,798
265,000	5.44%, 02/15/2059	273,073
1,681,755	BMO Mortgage Trust 0.86%, 07/15/2057(3)(4)	103,115
625,000	BOCA Commercial Mortgage Trust 5.28%, 12/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(3)	628,906
165,000	BSTN Commercial Mortgage Trust 5.06%, 04/13/2041(1)(3)	166,123
410,000	BWAY Mortgage Trust 6.52%, 05/05/2042(1)(3)	422,753
	BX Trust
435,000	5.03%, 12/13/2042(1)(3)	442,387
115,000	5.77%, 03/15/2041, 1 mo. USD Term SOFR + 2.09%(1)(3)	114,964
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	96,777
130,000	5.87%, 12/10/2041(1)(3)	131,990
12,291	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	12,270
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	280,274
369,300	DBJPM Mortgage Trust 1.59%, 09/15/2053(3)(4)	15,303
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8% - (continued)
	Commercial Mortgage-Backed Securities - 4.6% - (continued)
$ 120,000	DC Trust 5.73%, 04/13/2040(1)(3)	$121,583
	Extended Stay America Trust
750,000	4.87%, 02/15/2043, 1 mo. USD Term SOFR + 1.20%(1)(3)	751,641
130,000	4.98%, 10/15/2042, 1 mo. USD Term SOFR + 1.30%(1)(3)	130,568
225,000	FREMF Mortgage Trust 3.93%, 06/25/2049(1)(3)	223,915
565,000	GS Mortgage Securities Corp. II 5.49%, 03/10/2041(1)(3)	573,376
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(3)	372,977
165,852	HIH Trust 5.52%, 10/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(3)	166,215
825,000	HTL Commercial Mortgage Trust 5.88%, 05/10/2039(1)(3)	835,487
505,000	INT Commercial Mortgage Trust 5.04%, 11/05/2037(1)(3)	510,343
485,000	IRV Trust 5.29%, 03/14/2047(1)(3)	498,233
1,097,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.82%, 08/15/2049	1,090,922
124,439	JPMBB Commercial Mortgage Securities Trust 3.58%, 03/17/2049	124,219
	JPMDB Commercial Mortgage Securities Trust
632,000	3.14%, 12/15/2049	622,698
44,928	3.24%, 10/15/2050	44,634
330,000	MF1 Ltd. 5.42%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(3)	329,138
373,468	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(4)	20,584
	NYC Commercial Mortgage Trust
540,000	4.88%, 07/13/2042(1)(3)	545,050
325,000	4.89%, 02/15/2042, 1 mo. USD Term SOFR + 1.21%(1)(3)	325,203
200,000	4.95%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(3)	200,250
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	47,952
705,000	SHR Trust 5.63%, 10/15/2041, 1 mo. USD Term SOFR + 1.95%(1)(3)	708,084
565,000	TEXAS Commercial Mortgage Trust 4.97%, 04/15/2042, 1 mo. USD Term SOFR + 1.29%(1)(3)	565,353
	Wells Fargo Commercial Mortgage Trust
1,588,156	1.00%, 08/15/2057(3)(4)	110,016
155,678	3.43%, 03/15/2059	155,405
420,000	3.64%, 03/15/2050	412,486
	Wells Fargo NA
3,928,699	0.63%, 11/15/2062(3)(4)	85,589
1,708,381	0.82%, 06/15/2057(3)(4)	92,219
859,372	0.93%, 02/15/2052(3)(4)	18,376
880,923	1.00%, 12/15/2056(3)(4)	20,853
884,868	1.07%, 02/15/2056(3)(4)	49,266
1,868,312	1.14%, 10/15/2057(3)(4)	147,730
1,429,731	1.30%, 11/15/2053(3)(4)	71,192
1,227,019	1.76%, 03/15/2063(3)(4)	79,384
145,000	4.41%, 11/15/2061(3)	145,782
385,000	WHARF Commercial Mortgage Trust 5.53%, 07/15/2040(1)(3)	396,791
275,000	Willowbrook Mall 5.87%, 03/05/2035(1)(3)	285,108
		15,898,574
	Other Asset-Backed Securities - 4.9%
	Affirm Asset Securitization Trust
526	5.22%, 12/17/2029(1)	526
165,000	5.61%, 02/15/2029(1)	165,259
435,000	Affirm Master Trust 4.67%, 07/15/2033(1)	438,083
The accompanying notes are an integral part of these financial statements.

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8% - (continued)
	Other Asset-Backed Securities - 4.9% - (continued)
$ 305,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	$307,037
295,000	Amur Equipment Finance Receivables XV LLC 5.18%, 11/20/2031(1)	301,449
220,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	223,721
400,000	Barings CLO Ltd. 5.77%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(3)	401,019
495,000	Battalion CLO 18 Ltd. 5.87%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(3)	495,388
315,000	Benefit Street Partners CLO XXXI Ltd. 5.42%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(3)	316,129
270,000	Birch Grove CLO 4 Ltd. 5.47%, 07/15/2037, 3 mo. USD Term SOFR + 1.80%(1)(3)	270,440
70,289	Blue Owl Asset Leasing Trust LLC 5.05%, 03/15/2029(1)	70,496
	CF Hippolyta Issuer LLC
92,905	1.53%, 03/15/2061(1)	75,590
124,963	1.69%, 07/15/2060(1)	105,004
96,324	5.97%, 08/15/2062(1)	95,402
99,622	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	100,708
	DB Master Finance LLC
144,000	2.79%, 11/20/2051(1)	128,118
689,063	4.35%, 05/20/2049(1)	681,047
	Domino's Pizza Master Issuer LLC
441,515	2.66%, 04/25/2051(1)	420,330
432,000	3.67%, 10/25/2049(1)	417,619
206,800	4.12%, 07/25/2047(1)	206,240
295,000	Elmwood CLO 23 Ltd. 5.42%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(3)	295,499
	FirstKey Homes Trust
148,825	4.15%, 05/19/2039(1)	148,504
490,847	4.25%, 07/17/2039(1)	490,560
460,000	Flatiron CLO 21 Ltd. 5.03%, 10/19/2037, 3 mo. USD Term SOFR + 1.36%(1)(3)	461,367
750,000	Galaxy XXIV CLO Ltd. 5.21%, 04/15/2037, 3 mo. USD Term SOFR + 1.54%(1)(3)	751,762
130,000	GreenSky Home Improvement Issuer Trust 5.02%, 06/25/2060(1)	132,015
276,000	NMEF Funding LLC 4.64%, 01/18/2033(1)	277,121
	Progress Residential Trust
394,162	1.51%, 10/17/2038(1)	388,115
137,988	3.20%, 04/17/2039(1)	136,313
245,000	4.00%, 02/17/2043(1)	234,638
392,969	4.44%, 05/17/2041(1)	392,141
101,130	4.45%, 06/17/2039(1)	101,118
175,733	4.75%, 10/27/2039(1)	175,789
495,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	494,516
635,000	RR 23 Ltd. 5.32%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(3)	640,389
140,000	SCF Equipment Leasing LLC 5.52%, 01/20/2032(1)	143,054
	Stack Infrastructure Issuer LLC
285,000	5.90%, 07/25/2048(1)	286,128
130,000	5.90%, 03/25/2049(1)	131,658
134,826	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	133,877
261,938	Taco Bell Funding LLC 4.94%, 11/25/2048(1)	262,095
	Tricon Residential Trust
651,933	3.86%, 04/17/2039(1)	648,584
307,383	4.30%, 11/17/2041(1)	304,972
465,000	4.77%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(3)	465,335
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8% - (continued)
	Other Asset-Backed Securities - 4.9% - (continued)
$ 292,132	4.78%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(3)	$292,315
1,275,000	Vantage Data Centers LLC 5.13%, 08/15/2055(1)	1,264,852
330,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	335,519
110,778	VFI ABS LLC 4.78%, 06/24/2030(1)	111,377
	Wendy's Funding LLC
195,607	2.37%, 06/15/2051(1)	183,001
133,360	3.88%, 03/15/2048(1)	131,597
158,381	4.08%, 06/15/2049(1)	154,836
728,575	4.24%, 03/15/2052(1)	719,710
110,949	4.54%, 03/15/2052(1)	107,488
	Wingstop Funding LLC
531,900	2.84%, 12/05/2050(1)	515,809
145,000	5.86%, 12/05/2054(1)	149,176
380,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	386,987
		17,067,822
	Whole Loan Collateral CMO - 8.4%
	Angel Oak Mortgage Trust
61,175	0.91%, 01/25/2066(1)(3)	54,137
213,379	0.95%, 07/25/2066(1)(3)	188,040
23,383	0.99%, 04/25/2053(1)(3)	22,549
55,285	0.99%, 04/25/2066(1)(3)	48,116
147,604	1.04%, 01/20/2065(1)(3)	125,843
106,505	1.07%, 05/25/2066(1)(3)	92,942
355,865	1.46%, 09/25/2066(1)(3)	303,895
10,719	1.47%, 06/25/2065(1)(3)	10,415
24,848	1.69%, 04/25/2065(1)(3)	23,931
160,535	1.82%, 11/25/2066(1)(3)	145,491
72,347	3.35%, 01/25/2067(1)(3)	69,691
460,163	3.88%, 12/25/2066(1)(2)	438,461
588,735	4.30%, 07/25/2067(1)(2)	586,140
12,563	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(3)	12,313
97,034	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	89,964
	BRAVO Residential Funding Trust
27,464	0.94%, 02/25/2049(1)(3)	25,926
15,237	0.97%, 03/25/2060(1)(3)	15,025
7,501	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(2)	7,397
247,830	CIM Trust 1.43%, 07/25/2061(1)(3)	229,890
	COLT Mortgage Loan Trust
24,827	0.80%, 07/27/2054(1)	22,644
84,697	0.91%, 06/25/2066(1)(3)	74,155
150,558	0.92%, 08/25/2066(1)(3)	128,325
269,122	0.96%, 09/27/2066(1)(3)	232,665
372,292	1.11%, 10/25/2066(1)(3)	324,697
23,083	1.33%, 10/26/2065(1)(3)	21,995
206,666	1.40%, 10/25/2066(1)(3)	178,508
388,056	2.28%, 12/27/2066(1)(3)	360,336
256,000	4.76%, 02/25/2071(1)(3)	256,120
197,198	COLT Trust 1.39%, 01/25/2065(1)(3)	170,586
	CSMC Trust
66,056	0.83%, 03/25/2056(1)(3)	55,104
146,341	0.94%, 05/25/2066(1)(3)	124,842
332,624	1.17%, 07/25/2066(1)(3)	289,183
118,833	1.18%, 02/25/2066(1)(3)	107,391
114,247	2.00%, 01/25/2060(1)(3)	103,740
36,601	2.21%, 05/25/2065(1)(2)	35,275
181,178	2.84%, 10/25/2066(1)(3)	164,145
474,401	3.27%, 11/25/2066(1)(3)	441,544
59,468	4.15%, 12/27/2060(1)(3)	59,351
	Deephaven Residential Mortgage Trust
10,427	0.72%, 05/25/2065(1)(3)	10,062
37,907	0.90%, 04/25/2066(1)(3)	34,109
	Ellington Financial Mortgage Trust
23,049	0.80%, 02/25/2066(1)(3)	20,323
The accompanying notes are an integral part of these financial statements.

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 45,596	0.93%, 06/25/2066(1)(3)	$39,047
12,932	1.18%, 10/25/2065(1)(3)	12,323
256,538	1.24%, 09/25/2066(1)(3)	217,136
905,459	2.21%, 01/25/2067(1)(3)	796,499
366,325	5.08%, 12/25/2070(1)(3)	368,174
12,981	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	12,059
	Federal National Mortgage Association Connecticut Avenue Securities Trust
94,000	5.50%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(3)	94,558
334,961	6.95%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(3)	346,573
365,000	7.00%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(3)	371,574
	GCAT Trust
70,498	0.87%, 01/25/2066(1)(3)	63,096
78,359	1.04%, 05/25/2066(1)(3)	67,809
251,826	1.09%, 08/25/2066(1)(3)	213,193
358,277	1.26%, 07/25/2066(1)(3)	306,102
315,263	1.86%, 08/25/2066(1)(3)	290,392
108,851	1.92%, 08/25/2066(1)(3)	101,786
12,284	2.56%, 04/25/2065(1)(2)	11,878
3,811	3.25%, 01/25/2060(1)(2)	3,770
	GS Mortgage-Backed Securities Trust
405,000	4.87%, 03/25/2066(1)(3)	405,283
237,000	5.12%, 03/25/2066(1)(2)	237,166
	Imperial Fund Mortgage Trust
129,277	1.07%, 09/25/2056(1)(3)	110,991
430,876	2.09%, 01/25/2057(1)(3)	373,845
	Legacy Mortgage Asset Trust
66,709	5.65%, 11/25/2060(1)(2)	66,352
58,933	5.75%, 04/25/2061(1)(2)	58,735
83,433	5.75%, 07/25/2061(1)(2)	84,405
	MetLife Securitization Trust
28,362	3.75%, 03/25/2057(1)(3)	27,731
14,363	3.75%, 04/25/2058(1)(3)	14,230
	MFA Trust
9,754	1.01%, 01/26/2065(1)(3)	9,341
90,787	1.03%, 11/25/2064(1)(3)	80,858
33,867	1.15%, 04/25/2065(1)(3)	32,202
	Morgan Stanley Residential Mortgage Loan Trust
668,883	4.25%, 02/25/2065(1)(3)	658,440
762,200	4.77%, 01/25/2071(1)(3)	762,723
465,000	4.81%, 12/25/2070(1)(3)	465,051
315,000	5.02%, 01/25/2071(1)(2)	315,209
	New Residential Mortgage Loan Trust
43,551	0.94%, 07/25/2055(1)(3)	40,205
23,048	0.94%, 10/25/2058(1)(3)	22,977
252,585	1.16%, 11/27/2056(1)(3)	233,099
6,324	1.65%, 05/24/2060(1)(3)	6,197
388,996	2.28%, 04/25/2061(1)(3)	348,992
59,431	3.50%, 12/25/2057(1)(3)	58,098
9,821	3.75%, 03/25/2056(1)(3)	9,543
26,059	3.75%, 11/25/2058(1)(3)	25,360
116,574	4.00%, 03/25/2057(1)(3)	114,053
124,808	4.00%, 12/25/2057(1)(3)	122,873
220,000	4.82%, 11/25/2065(1)(3)	220,182
766,319	5.00%, 06/25/2062(1)(2)	764,056
163,179	5.01%, 10/26/2065(1)(3)	163,706
701,470	5.26%, 10/26/2065(1)(2)	703,768
154,208	NMLT Trust 1.19%, 05/25/2056(1)(3)	136,932
	OBX Trust
171,015	1.05%, 07/25/2061(1)(3)	142,243
108,260	1.07%, 02/25/2066(1)(3)	95,914
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 131,513	1.96%, 10/25/2061(1)(3)	$113,983
364,069	2.31%, 11/25/2061(1)(3)	333,181
435,000	4.82%, 12/01/2065(1)(3)	435,399
203,660	OLIT Trust 3.00%, 11/25/2038(1)(3)	198,245
	Pretium Mortgage Credit Partners LLC
969,492	3.85%, 09/25/2069(1)(2)	967,543
697,751	4.15%, 01/25/2070(1)(2)	685,436
970,000	5.07%, 02/25/2056(1)(2)	970,529
188,690	5.18%, 01/25/2056(1)(2)	188,693
1,009,702	5.19%, 10/25/2055(1)(2)	1,017,684
504,672	5.27%, 12/25/2055(1)(2)	504,933
505,930	5.66%, 07/25/2055(1)(2)	506,001
482,626	5.73%, 08/25/2055(1)(2)	484,632
775,672	5.74%, 06/25/2055(1)(2)	778,477
652,417	6.37%, 04/25/2055(1)(2)	654,936
	PRPM LLC
873,633	3.00%, 05/25/2055(1)(2)	835,371
595,915	3.75%, 04/25/2055(1)(2)	583,949
321,898	5.50%, 08/25/2030(1)(2)	325,387
171,553	5.73%, 07/25/2030(1)(2)	171,113
	PRPM Trust
205,000	4.85%, 01/25/2056(1)(2)	205,268
88,728	6.26%, 05/25/2030(1)(2)	89,165
17,667	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	17,176
791,803	SG Residential Mortgage Trust 1.74%, 12/25/2061(1)(3)	686,508
63,143	STAR Trust 1.22%, 05/25/2065(1)(3)	59,681
	Starwood Mortgage Residential Trust
16,533	0.94%, 05/25/2065(1)(3)	15,902
263,703	1.16%, 08/25/2056(1)(3)	238,095
6,241	1.49%, 04/25/2065(1)(3)	6,124
268,504	1.92%, 11/25/2066(1)(3)	239,292
	Towd Point Mortgage Trust
76,788	1.75%, 10/25/2060(1)	70,369
47,690	2.75%, 10/25/2057(1)(3)	47,094
28,477	2.90%, 10/25/2059(1)(3)	27,529
313,732	2.92%, 11/30/2060(1)(3)	278,972
8,285	3.25%, 03/25/2058(1)(3)	8,214
117,599	3.75%, 03/25/2058(1)(3)	114,857
89,042	TRK Trust 1.15%, 07/25/2056(1)(3)	80,743
	Verus Securitization Trust
37,027	0.92%, 02/25/2064(1)(3)	34,958
120,611	0.94%, 07/25/2066(1)(3)	103,047
489,707	1.01%, 09/25/2066(1)(3)	423,677
39,346	1.03%, 02/25/2066(1)(3)	36,159
178,995	2.82%, 11/25/2066(1)(3)	167,211
383,828	2.83%, 10/25/2066(1)(2)	356,113
277,698	3.72%, 01/25/2067(1)(2)	264,016
7,448	VOLT XCV LLC 6.24%, 03/27/2051(1)(2)	7,441
		29,265,098
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $66,205,075)	$65,342,959
CORPORATE BONDS - 25.5%
	Aerospace & Defense - 0.5%
200,000	BAE Systems PLC 5.13%, 03/26/2029(1)	$205,917
	Boeing Co.
115,000	2.95%, 02/01/2030	109,138
65,000	3.20%, 03/01/2029	63,169
460,000	5.15%, 05/01/2030	472,768
400,000	5.71%, 05/01/2040	408,897
160,000	6.39%, 05/01/2031	173,608
20,000	L3Harris Technologies, Inc. 1.80%, 01/15/2031	17,783
The accompanying notes are an integral part of these financial statements.

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Aerospace & Defense - 0.5% - (continued)
	Northrop Grumman Corp.
$ 100,000	4.65%, 07/15/2030	$101,636
215,000	5.15%, 05/01/2040	214,755
		1,767,671
	Agriculture - 0.4%
	BAT Capital Corp.
125,000	5.63%, 08/15/2035(5)	129,806
95,000	5.83%, 02/20/2031	100,833
20,000	7.08%, 08/02/2053	22,627
	Philip Morris International, Inc.
300,000	4.38%, 11/01/2027	302,859
200,000	4.75%, 11/01/2031	203,766
290,000	5.13%, 02/15/2030	299,366
240,000	5.13%, 02/13/2031	248,402
75,000	5.38%, 02/15/2033	78,056
15,000	5.63%, 11/17/2029	15,778
140,000	5.63%, 09/07/2033	148,136
		1,549,629
	Apparel - 0.1%
	Tapestry, Inc.
205,000	5.10%, 03/11/2030	210,160
50,000	5.50%, 03/11/2035	51,005
		261,165
	Auto Manufacturers - 0.1%
245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	245,648
	Beverages - 0.5%
425,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	392,174
100,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	100,642
190,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	196,254
	Keurig Dr. Pepper, Inc.
356,000	2.25%, 03/15/2031	318,578
10,000	3.20%, 05/01/2030	9,515
9,000	3.80%, 05/01/2050	6,544
130,000	3.95%, 04/15/2029	128,789
170,000	4.05%, 04/15/2032	163,773
225,000	4.60%, 05/15/2030	226,137
60,000	5.15%, 05/15/2035	59,934
107,000	5.20%, 03/15/2031	109,822
169,000	5.30%, 03/15/2034	171,990
		1,884,152
	Biotechnology - 0.2%
790,000	Royalty Pharma PLC 5.20%, 09/25/2035	794,113
	Chemicals - 0.1%
320,000	Nutrien Ltd. 4.90%, 03/27/2028	325,752
	Commercial Banks - 4.5%
	Bank of America Corp.
270,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(3)	241,535
165,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(3)	144,807
530,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(3)	486,346
234,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(3)	232,885
20,000	5.46%, 05/09/2036, (5.46% fixed rate until 05/09/2035; 6 mo. USD SOFR + 1.64% thereafter)(3)	20,690
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Commercial Banks - 4.5% - (continued)
$ 195,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(3)	$199,017
	Bank of New York Mellon Corp.
380,000	4.03%, 01/22/2030, (4.03% fixed rate until 01/22/2029; 6 mo. USD SOFR + 0.63% thereafter)(3)	379,654
195,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(3)	201,630
210,000	BNP Paribas SA 5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(3)	215,478
	BPCE SA
285,000	2.28%, 01/20/2032, (2.28% fixed rate until 01/20/2031; 6 mo. USD SOFR + 1.31% thereafter)(1)(3)	253,870
255,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(3)	261,999
250,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(3)	253,931
	Citigroup, Inc.
15,000	2.98%, 11/05/2030, (2.98% fixed rate until 11/05/2029; 6 mo. USD SOFR + 1.42% thereafter)(3)	14,296
705,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(3)	705,568
335,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(3)	341,861
22,000	6.27%, 11/17/2033, (6.27% fixed rate until 11/17/2032; 6 mo. USD SOFR + 2.34% thereafter)(3)	23,944
255,000	Citizens Financial Group, Inc. 5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(3)	261,488
	Credit Agricole SA
250,000	4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)(3)	250,126
365,000	4.82%, 09/25/2033, (4.82% fixed rate until 09/25/2032; 6 mo. USD SOFR + 1.36% thereafter)(1)(3)	363,820
405,000	5.34%, 01/10/2030, (5.34% fixed rate until 01/10/2029; 6 mo. USD SOFR + 1.69% thereafter)(1)(3)	416,844
185,000	Deutsche Bank AG 5.30%, 05/09/2031, (5.30% fixed rate until 05/09/2030; 6 mo. USD SOFR + 1.72% thereafter)(3)	189,568
	Goldman Sachs Group, Inc.
25,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(3)	22,189
121,000	2.60%, 02/07/2030	113,585
315,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(3)	319,275
40,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(3)	40,966
The accompanying notes are an integral part of these financial statements.

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Commercial Banks - 4.5% - (continued)
$ 540,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(3)	$537,685
95,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(3)	97,954
275,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(3)	283,264
15,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(3)	14,920
	HSBC Holdings PLC
200,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(3)	187,265
200,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(3)	200,845
425,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(3)	435,595
450,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(3)	463,255
	JP Morgan Chase & Co.
249,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(3)	221,751
320,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(3)	288,319
20,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(3)	18,258
250,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(3)	248,747
520,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(3)	524,807
200,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(3)	203,210
20,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(3)	20,084
275,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(3)	282,265
475,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(3)	489,910
100,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(3)	103,179
120,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(3)	123,603
150,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(3)	154,091
250,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(3)	260,470
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Commercial Banks - 4.5% - (continued)
$ 185,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(3)	$194,451
	Morgan Stanley
22,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(3)	19,316
40,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(3)	35,161
332,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(3)	311,545
25,000	2.94%, 01/21/2033, (2.94% fixed rate until 01/21/2032; 6 mo. USD SOFR + 1.29% thereafter)(3)	22,787
100,000	3.77%, 01/24/2029, (3.77% fixed rate until 01/24/2028; 3 mo. USD Term SOFR + 1.40% thereafter)(3)	99,450
141,000	3.97%, 07/22/2038(3)	126,513
325,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(3)	325,615
75,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(3)	75,919
90,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(3)	92,656
255,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(3)	262,871
235,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(3)	244,712
475,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(3)	475,179
245,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(3)	245,335
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)	250,670
385,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(3)	396,798
225,000	Truist Financial Corp. 4.60%, 01/27/2032, (4.60% fixed rate until 01/27/2031; 6 mo. USD SOFR + 0.97% thereafter)(3)	225,574
	Wells Fargo & Co.
50,000	4.48%, 04/04/2031, (4.48% fixed rate until 04/04/2030; 3 mo. USD Term SOFR + 4.03% thereafter)(3)	50,241
121,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(3)	110,551
175,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(3)	180,199
293,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(3)	302,716
235,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(3)	243,155
The accompanying notes are an integral part of these financial statements.

11

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Commercial Banks - 4.5% - (continued)
$ 150,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(3)	$158,410
15,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(3)	16,504
		15,581,177
	Commercial Services - 0.1%
355,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	355,773
	Diversified Financial Services - 0.6%
	American Express Co.
270,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(3)	277,151
280,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(3)	287,666
	Capital One Financial Corp.
255,000	4.49%, 09/11/2031, (4.49% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.25% thereafter)(3)	253,305
45,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(3)	47,264
170,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(3)	176,007
247,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(3)	277,263
360,000	Intercontinental Exchange, Inc. 2.65%, 09/15/2040	265,885
	Synchrony Financial
385,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(3)	392,453
265,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(3)	268,734
		2,245,728
	Electric - 4.9%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	71,753
117,000	4.15%, 08/15/2044	98,287
350,000	4.30%, 03/15/2031	350,274
185,000	Arizona Public Service Co. 5.70%, 08/15/2034	194,037
210,000	CenterPoint Energy, Inc. 5.40%, 06/01/2029	217,810
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	61,140
	Consolidated Edison Co. of New York, Inc.
195,000	3.20%, 12/01/2051	129,392
175,000	5.50%, 03/15/2055	169,292
170,000	5.75%, 11/15/2055	169,862
	Dominion Energy, Inc.
30,000	4.05%, 09/15/2042	24,410
105,000	5.00%, 06/15/2030	107,760
	Duke Energy Corp.
825,000	2.55%, 06/15/2031	751,698
70,000	3.50%, 06/15/2051	48,448
120,000	3.75%, 09/01/2046	90,984
445,000	4.95%, 09/15/2035	441,120
	Duke Energy Indiana LLC
45,000	2.75%, 04/01/2050	28,255
82,000	3.25%, 10/01/2049	56,459
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Electric - 4.9% - (continued)
$ 40,000	6.45%, 04/01/2039	$44,436
70,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	68,301
	Duke Energy Progress LLC
175,000	2.00%, 08/15/2031	155,643
40,000	4.20%, 08/15/2045	33,294
35,000	5.05%, 03/15/2035	35,460
140,000	5.55%, 03/15/2055	137,968
	Edison International
60,000	5.25%, 03/15/2032	60,177
240,000	6.25%, 03/15/2030	251,869
	Eversource Energy
85,000	4.45%, 12/15/2030	84,859
400,000	5.13%, 05/15/2033	403,803
245,000	5.45%, 03/01/2028	251,482
41,000	5.50%, 01/01/2034	42,177
	FirstEnergy Corp.
70,000	3.90%, 07/15/2027(2)	69,841
45,000	4.85%, 07/15/2047(2)	39,812
17,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	17,034
	Florida Power & Light Co.
20,000	4.05%, 06/01/2042	17,043
250,000	4.63%, 05/15/2030	255,003
	Georgia Power Co.
205,000	4.00%, 10/01/2028	205,651
71,000	4.30%, 03/15/2042	62,339
160,000	4.55%, 03/15/2030	162,386
240,000	4.65%, 05/16/2028	243,584
160,000	5.20%, 03/15/2035	163,960
85,000	Interstate Power & Light Co. 5.60%, 06/29/2035	88,425
55,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	55,722
15,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	15,887
210,000	National Grid PLC 5.60%, 06/12/2028	217,094
514,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	472,700
	NSTAR Electric Co.
275,000	5.20%, 03/01/2035	279,769
75,000	5.40%, 06/01/2034	77,658
	Oglethorpe Power Corp.
219,000	5.05%, 10/01/2048	195,677
20,000	5.95%, 11/01/2039	20,867
	Ohio Edison Co.
85,000	4.95%, 12/15/2029(1)	86,874
50,000	5.50%, 01/15/2033(1)	52,033
	Ohio Power Co.
2,000	2.60%, 04/01/2030	1,872
325,000	5.00%, 06/01/2033	328,097
	Pacific Gas & Electric Co.
730,000	2.50%, 02/01/2031	660,055
175,000	3.25%, 06/01/2031	162,947
102,000	3.30%, 08/01/2040	77,438
85,000	3.50%, 08/01/2050	57,502
90,000	4.50%, 07/01/2040	78,305
35,000	4.60%, 06/15/2043	29,329
50,000	4.75%, 02/15/2044	42,512
74,000	4.95%, 07/01/2050	62,752
105,000	5.05%, 10/15/2032	105,816
405,000	5.80%, 05/15/2034	420,127
170,000	6.10%, 01/15/2029	178,292
125,000	6.10%, 10/15/2055	123,099
114,000	6.15%, 01/15/2033	120,884
25,000	6.15%, 03/01/2055	24,819
280,000	6.75%, 01/15/2053	298,387
171,000	6.95%, 03/15/2034	189,537
	PacifiCorp
21,000	4.13%, 01/15/2049	15,759
The accompanying notes are an integral part of these financial statements.

12

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Electric - 4.9% - (continued)
$ 270,000	5.35%, 12/01/2053	$238,084
221,000	5.50%, 05/15/2054	199,116
70,000	5.75%, 04/01/2037	71,026
55,000	5.80%, 01/15/2055	51,800
18,000	6.25%, 10/15/2037	18,900
	Pinnacle West Capital Corp.
139,000	4.90%, 05/15/2028	141,500
180,000	5.15%, 05/15/2030	185,398
375,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	378,062
	Public Service Enterprise Group, Inc.
25,000	2.45%, 11/15/2031	22,424
225,000	4.90%, 03/15/2030	230,061
20,000	5.45%, 04/01/2034	20,621
95,000	6.13%, 10/15/2033	102,030
	Puget Energy, Inc.
60,000	4.22%, 03/15/2032	57,655
590,000	5.73%, 03/15/2035	603,325
165,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	170,148
	Southern California Edison Co.
77,000	2.25%, 06/01/2030	70,069
75,000	2.75%, 02/01/2032	67,288
216,000	3.65%, 02/01/2050	150,806
40,000	3.90%, 03/15/2043	30,853
24,000	4.00%, 04/01/2047	18,119
270,000	4.13%, 03/01/2048	206,738
85,000	4.65%, 10/01/2043	72,480
105,000	5.15%, 06/01/2029	107,519
110,000	5.20%, 06/01/2034	110,112
205,000	5.45%, 03/01/2035	207,274
131,000	5.45%, 06/01/2052	118,527
173,000	5.70%, 03/01/2053	162,739
105,000	5.88%, 12/01/2053	100,806
65,000	5.90%, 03/01/2055	62,734
70,000	6.00%, 01/15/2034	73,497
55,000	6.20%, 09/15/2055	55,389
	Southern Co.
4,000	3.25%, 07/01/2026	3,992
123,000	3.70%, 04/30/2030	120,051
190,000	4.85%, 06/15/2028	193,496
70,000	4.85%, 03/15/2035	69,059
335,000	Southern Power Co. 4.90%, 10/01/2035	329,144
110,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	112,588
55,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	56,536
	Virginia Electric & Power Co.
92,000	2.45%, 12/15/2050	52,908
20,000	4.20%, 05/15/2045	16,487
315,000	4.90%, 09/15/2035	313,054
130,000	5.00%, 04/01/2033	132,453
195,000	5.00%, 01/15/2034	197,295
75,000	5.05%, 08/15/2034	75,943
190,000	5.15%, 03/15/2035	192,701
30,000	5.35%, 01/15/2054	28,288
39,000	5.45%, 04/01/2053	37,202
40,000	5.65%, 03/15/2055	39,312
110,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	113,465
	Xcel Energy, Inc.
80,000	4.60%, 06/01/2032	79,607
295,000	5.60%, 04/15/2035	304,676
55,000	6.50%, 07/01/2036	59,884
		16,990,579
	Energy-Alternate Sources - 0.0%
84,000	Pacific Gas & Electric Co. 4.30%, 03/15/2045	66,801
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Environmental Control - 0.0%
$ 90,000	Veralto Corp. 5.50%, 09/18/2026	$90,817
	Food - 0.8%
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
225,000	5.50%, 01/15/2036	228,359
155,000	5.75%, 04/01/2033	161,752
45,000	6.25%, 03/01/2056	45,432
475,000	6.38%, 04/15/2066	480,149
205,000	6.75%, 03/15/2034	226,011
85,000	7.25%, 11/15/2053	96,279
	Mars, Inc.
50,000	4.60%, 03/01/2028(1)	50,669
90,000	4.80%, 03/01/2030(1)	91,951
140,000	5.00%, 03/01/2032(1)	143,868
235,000	5.20%, 03/01/2035(1)	240,604
745,000	5.65%, 05/01/2045(1)	751,487
100,000	5.80%, 05/01/2065(1)	100,340
		2,616,901
	Gas - 0.7%
185,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	183,446
105,000	CenterPoint Energy Resources Corp. 1.75%, 10/01/2030	93,525
395,000	MPLX LP 5.50%, 06/01/2034	403,571
	NiSource, Inc.
75,000	1.70%, 02/15/2031	65,969
147,000	3.49%, 05/15/2027	146,118
15,000	4.38%, 05/15/2047	12,436
250,000	5.25%, 03/30/2028	256,318
365,000	5.35%, 07/15/2035(5)	372,336
110,000	5.40%, 06/30/2033	113,674
	Southern California Gas Co.
75,000	5.75%, 06/01/2053	74,629
260,000	6.00%, 06/15/2055	266,376
275,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	276,266
		2,264,664
	Healthcare - Products - 0.3%
	GE HealthCare Technologies, Inc.
35,000	4.15%, 12/15/2028	35,110
180,000	5.50%, 06/15/2035	185,904
100,000	5.91%, 11/22/2032	107,358
695,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	696,404
45,000	VSP Optical Group, Inc. 5.45%, 12/01/2035(1)	45,159
		1,069,935
	Healthcare - Services - 0.4%
	Centene Corp.
150,000	2.50%, 03/01/2031	129,718
205,000	2.63%, 08/01/2031	176,291
25,000	3.00%, 10/15/2030	22,391
	Cigna Group
15,000	4.80%, 07/15/2046	13,247
265,000	4.88%, 09/15/2032	268,229
	Humana, Inc.
240,000	5.55%, 05/01/2035	240,664
35,000	5.95%, 03/15/2034	36,224
	UnitedHealth Group, Inc.
85,000	2.75%, 05/15/2040	62,818
20,000	3.50%, 08/15/2039	16,515
80,000	3.70%, 08/15/2049	59,086
87,000	4.75%, 07/15/2045	77,616
35,000	4.95%, 05/15/2062	30,056
105,000	5.30%, 06/15/2035	108,045
75,000	5.38%, 04/15/2054	70,336
60,000	5.75%, 07/15/2064	58,212
The accompanying notes are an integral part of these financial statements.

13

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Healthcare - Services - 0.4% - (continued)
$ 105,000	5.88%, 02/15/2053	$105,506
20,000	6.05%, 02/15/2063	20,294
		1,495,248
	Household Products - 0.1%
	Kenvue, Inc.
285,000	4.85%, 05/22/2032	290,922
165,000	5.05%, 03/22/2053	151,064
		441,986
	Insurance - 0.6%
	Athene Global Funding
290,000	2.65%, 10/04/2031(1)	258,222
40,000	2.72%, 01/07/2029(1)	37,997
280,000	4.72%, 10/08/2029(1)	280,925
330,000	5.68%, 02/23/2026(1)	330,326
	Equitable Financial Life Global Funding
90,000	1.80%, 03/08/2028(1)	85,879
150,000	5.00%, 03/27/2030(1)	152,921
	Equitable Holdings, Inc.
20,000	4.35%, 04/20/2028	20,111
100,000	4.57%, 02/15/2029(1)	100,280
230,000	GA Global Funding Trust 4.50%, 09/18/2030(1)	226,966
200,000	Sammons Financial Group Global Funding 4.95%, 06/12/2030(1)	202,577
265,000	Travelers Cos., Inc. 5.05%, 07/24/2035	268,458
		1,964,662
	Internet - 1.0%
	Alphabet, Inc.
15,000	4.00%, 05/15/2030	15,010
470,000	5.30%, 05/15/2065	439,265
520,000	5.35%, 11/15/2045	513,010
375,000	5.70%, 11/15/2075	368,172
	Meta Platforms, Inc.
375,000	4.60%, 05/15/2028	381,854
470,000	5.50%, 11/15/2045	451,968
275,000	5.55%, 08/15/2064	252,460
125,000	5.60%, 05/15/2053	118,580
80,000	5.63%, 11/15/2055	76,119
435,000	5.75%, 11/15/2065	411,305
350,000	Uber Technologies, Inc. 4.80%, 09/15/2035	346,267
		3,374,010
	Investment Company Security - 0.5%
	Ares Strategic Income Fund
310,000	5.15%, 01/15/2031(1)	301,710
340,000	5.55%, 04/15/2031(1)	336,215
270,000	5.80%, 09/09/2030(1)	270,873
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	518,232
385,000	Blackstone Secured Lending Fund 5.13%, 01/31/2031(5)	376,658
		1,803,688
	IT Services - 0.2%
300,000	Apple, Inc. 4.15%, 05/10/2030	302,983
	International Business Machines Corp.
100,000	4.60%, 02/03/2033	99,843
300,000	4.80%, 02/10/2030	306,873
		709,699
	Machinery-Diversified - 0.1%
	Westinghouse Air Brake Technologies Corp.
215,000	4.90%, 05/29/2030	219,718
260,000	5.61%, 03/11/2034	271,928
		491,646
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
$ 25,000	3.50%, 03/01/2042	$17,359
20,000	3.70%, 04/01/2051	12,788
41,000	3.85%, 04/01/2061	24,675
380,000	4.40%, 12/01/2061	250,658
170,000	5.13%, 07/01/2049	133,874
190,000	5.25%, 04/01/2053	151,751
25,000	5.38%, 05/01/2047	20,526
125,000	5.75%, 04/01/2048	107,542
565,000	6.38%, 10/23/2035	583,970
105,000	6.55%, 06/01/2034	110,295
85,000	6.65%, 02/01/2034	89,520
	Comcast Corp.
45,000	2.80%, 01/15/2051	26,224
360,000	2.89%, 11/01/2051	211,900
319,000	3.20%, 07/15/2036	270,854
25,000	3.40%, 07/15/2046	17,380
132,000	3.75%, 04/01/2040	108,462
35,000	3.97%, 11/01/2047	26,267
10,000	4.00%, 11/01/2049	7,397
425,000	4.55%, 01/15/2029	432,091
5,000	4.95%, 10/15/2058	4,148
	Cox Communications, Inc.
110,000	2.60%, 06/15/2031(1)	98,155
50,000	5.80%, 12/15/2053(1)	42,798
270,000	5.95%, 09/01/2054(1)	237,080
	Paramount Global
5,000	4.20%, 05/19/2032	4,515
296,000	4.38%, 03/15/2043	203,874
140,000	4.95%, 01/15/2031	133,935
275,000	4.95%, 05/19/2050	192,923
365,000	5.85%, 09/01/2043	294,250
		3,815,211
	Mining - 0.4%
	BHP Billiton Finance USA Ltd.
100,000	4.90%, 02/28/2033	101,749
65,000	5.13%, 02/21/2032	67,238
70,000	5.25%, 09/08/2033	72,428
	Glencore Funding LLC
250,000	5.37%, 04/04/2029(1)	258,620
105,000	5.63%, 04/04/2034(1)	109,939
335,000	6.38%, 10/06/2030(1)	361,186
40,000	6.50%, 10/06/2033(1)	44,184
170,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	185,562
120,000	Rio Tinto Finance USA PLC 5.88%, 03/14/2065	122,805
		1,323,711
	Oil & Gas - 1.3%
	Aker BP ASA
190,000	5.25%, 10/30/2035(1)	185,969
305,000	5.80%, 10/01/2054(1)	281,084
165,000	Cenovus Energy, Inc. 5.40%, 03/20/2036	164,797
	ConocoPhillips Co.
316,000	3.80%, 03/15/2052	233,807
118,000	4.03%, 03/15/2062	85,924
55,000	5.30%, 05/15/2053	51,465
145,000	5.65%, 01/15/2065	140,227
130,000	5.70%, 09/15/2063	126,887
	Coterra Energy, Inc.
25,000	4.38%, 03/15/2029	25,156
157,000	5.60%, 03/15/2034	162,333
	Diamondback Energy, Inc.
185,000	5.40%, 04/18/2034	189,452
60,000	5.75%, 04/18/2054	57,324
120,000	5.90%, 04/18/2064	114,622
35,000	6.25%, 03/15/2053	35,804
The accompanying notes are an integral part of these financial statements.

14

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Oil & Gas - 1.3% - (continued)
$ 195,000	EOG Resources, Inc. 5.35%, 01/15/2036	$200,199
187,000	Equinor ASA 3.63%, 04/06/2040	158,278
53,000	Hess Corp. 7.13%, 03/15/2033	60,992
165,000	Phillips 66 Co. 4.95%, 12/01/2027	167,784
	Saudi Arabian Oil Co.
200,000	4.00%, 02/02/2029(1)	198,780
245,000	5.00%, 02/02/2036(1)	241,126
200,000	6.00%, 02/02/2056(1)	195,234
400,000	6.38%, 06/02/2055(1)	409,957
	TotalEnergies Capital SA
140,000	5.43%, 09/10/2064	131,840
215,000	5.64%, 04/05/2064	209,407
260,000	TotalEnergies Capital USA LLC 4.57%, 01/13/2033	260,052
	Var Energi ASA
200,000	5.88%, 05/22/2030(1)	208,020
215,000	6.50%, 05/22/2035(1)	227,624
		4,524,144
	Pharmaceuticals - 0.8%
	Cardinal Health, Inc.
560,000	4.50%, 09/15/2030	564,311
300,000	5.00%, 11/15/2029	308,259
	CVS Health Corp.
150,000	1.75%, 08/21/2030	133,318
65,000	1.88%, 02/28/2031	57,245
205,000	2.13%, 09/15/2031	179,764
375,000	5.00%, 01/30/2029	383,154
55,000	5.05%, 03/25/2048	48,367
	Eli Lilly & Co.
325,000	4.55%, 10/15/2032	329,300
135,000	5.50%, 02/12/2055	134,325
	Merck & Co., Inc.
90,000	5.55%, 12/04/2055	88,426
85,000	5.70%, 12/04/2065	83,754
250,000	Pfizer Investment Enterprises Pte. Ltd. 4.45%, 05/19/2028	252,626
155,000	Viatris, Inc. 4.00%, 06/22/2050	104,003
		2,666,852
	Pipelines - 1.5%
405,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	414,234
	Columbia Pipelines Holding Co. LLC
145,000	5.00%, 11/17/2032(1)	145,744
178,000	5.10%, 10/01/2031(1)	181,020
120,000	5.68%, 01/15/2034(1)	124,107
225,000	DT Midstream, Inc. 5.80%, 12/15/2034(1)	233,375
	Energy Transfer LP
10,000	3.75%, 05/15/2030	9,744
168,000	5.00%, 05/15/2050	141,957
25,000	5.15%, 03/15/2045	22,234
100,000	5.35%, 01/15/2036	99,892
21,000	7.50%, 07/01/2038	24,365
	Enterprise Products Operating LLC
47,000	3.30%, 02/15/2053	31,528
235,000	4.60%, 01/15/2031	237,955
10,000	4.90%, 05/15/2046	9,080
155,000	5.20%, 01/15/2036	157,704
25,000	6.13%, 10/15/2039	26,849
	MPLX LP
365,000	4.80%, 02/15/2031	368,957
380,000	5.00%, 01/15/2033	380,931
80,000	5.40%, 09/15/2035	80,660
15,000	5.50%, 02/15/2049	13,792
	ONEOK, Inc.
335,000	4.75%, 10/15/2031	336,503
555,000	5.05%, 11/01/2034	549,013
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Pipelines - 1.5% - (continued)
$ 115,000	5.40%, 10/15/2035	$115,981
55,000	6.05%, 09/01/2033	58,333
15,000	6.10%, 11/15/2032	16,044
25,000	6.63%, 09/01/2053	26,308
185,000	Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036	187,696
	Targa Resources Corp.
260,000	5.40%, 07/30/2036	260,446
155,000	5.55%, 08/15/2035	158,745
50,000	5.65%, 02/15/2036	51,350
85,000	6.50%, 03/30/2034	92,956
295,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	283,216
	Whistler Pipeline LLC
105,000	5.70%, 09/30/2031(1)	109,067
127,000	5.95%, 09/30/2034(1)	131,332
		5,081,118
	Real Estate Investment Trusts - 0.5%
250,000	American Tower Corp. 5.25%, 07/15/2028	257,071
	Crown Castle, Inc.
55,000	2.10%, 04/01/2031	48,584
415,000	2.25%, 01/15/2031	371,176
109,000	3.80%, 02/15/2028	108,298
30,000	4.80%, 09/01/2028	30,455
25,000	4.90%, 09/01/2029	25,427
	Prologis Targeted U.S. Logistics Fund LP
110,000	4.25%, 01/15/2031(1)	109,153
325,000	4.75%, 01/15/2036(1)	316,605
	Realty Income Corp.
455,000	4.50%, 02/01/2033(5)	450,271
185,000	5.13%, 04/15/2035	187,987
		1,905,027
	Retail - 0.2%
180,000	Lowe's Cos., Inc. 4.80%, 04/01/2026	180,171
235,000	McDonald's Corp. 3.63%, 09/01/2049	173,345
	O'Reilly Automotive, Inc.
89,000	4.70%, 06/15/2032	89,807
70,000	5.00%, 08/19/2034	70,411
15,000	5.75%, 11/20/2026	15,189
		528,923
	Semiconductors - 1.0%
	Broadcom, Inc.
430,000	4.20%, 10/15/2030	428,692
100,000	5.05%, 07/12/2029	103,025
210,000	5.20%, 07/15/2035	214,590
710,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	755,960
	Intel Corp.
329,000	3.25%, 11/15/2049	214,327
478,000	3.73%, 12/08/2047	344,222
105,000	4.10%, 05/11/2047	80,586
135,000	4.15%, 08/05/2032	130,903
70,000	4.75%, 03/25/2050	57,972
15,000	5.63%, 02/10/2043	14,635
175,000	Marvell Technology, Inc. 5.75%, 02/15/2029(5)	182,402
240,000	Micron Technology, Inc. 5.65%, 11/01/2032	253,335
445,000	NVIDIA Corp. 3.50%, 04/01/2040	375,275
	QUALCOMM, Inc.
170,000	4.75%, 05/20/2032	173,308
70,000	4.80%, 05/20/2045	63,783
		3,393,015
	Software - 0.7%
	Oracle Corp.
306,000	3.60%, 04/01/2040	226,010
290,000	3.60%, 04/01/2050	180,884
33,000	3.65%, 03/25/2041	24,080
The accompanying notes are an integral part of these financial statements.

15

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Software - 0.7% - (continued)
$ 117,000	3.80%, 11/15/2037	$94,205
215,000	3.95%, 03/25/2051	140,965
93,000	4.30%, 07/08/2034	83,984
300,000	4.70%, 09/27/2034	278,453
715,000	4.80%, 09/26/2032	692,207
195,000	5.38%, 07/15/2040	175,723
185,000	5.38%, 09/27/2054	148,639
115,000	5.50%, 09/27/2064	91,146
375,000	5.55%, 02/06/2053	311,793
160,000	6.00%, 08/03/2055	140,043
		2,588,132
	Telecommunications - 0.9%
	AT&T, Inc.
570,000	1.65%, 02/01/2028	544,946
455,000	5.13%, 04/30/2036	452,771
2,000	5.55%, 08/15/2041	1,974
	NTT Finance Corp.
200,000	4.88%, 07/16/2030(1)	203,932
385,000	5.17%, 07/16/2032(1)	395,188
375,000	Orange SA 4.25%, 01/13/2031(1)	371,851
	T-Mobile USA, Inc.
680,000	2.55%, 02/15/2031	622,050
185,000	3.00%, 02/15/2041	137,167
65,000	3.88%, 04/15/2030	63,886
80,000	4.70%, 01/15/2035	78,281
200,000	4.80%, 07/15/2028	203,550
30,000	5.13%, 05/15/2032	30,836
2,000	Verizon Communications, Inc. 6.40%, 09/15/2033	2,197
		3,108,629
	Transportation - 0.3%
610,000	CSX Corp. 5.05%, 06/15/2035	619,979
	Fedex Freight Holding Co., Inc.
175,000	4.65%, 03/15/2031(1)	174,905
90,000	4.95%, 03/15/2033(1)	89,749
		884,633
	Trucking & Leasing - 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
25,000	4.20%, 04/01/2027(1)	25,022
55,000	4.40%, 07/01/2027(1)	55,179
115,000	4.55%, 01/15/2031(1)	114,773
7,000	5.55%, 05/01/2028(1)	7,194
65,000	6.05%, 08/01/2028(1)	67,738
		269,906
	Total Corporate Bonds (cost $88,727,592)	$88,480,745
FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
	Bermuda - 0.2%
	Bermuda Government International Bonds
400,000	2.38%, 08/20/2030(6)	$363,652
200,000	5.00%, 07/15/2032(6)	201,934
		565,586
	Hungary - 0.1%
305,000	Hungary Government International Bonds 5.50%, 03/26/2036(1)	303,103
	Israel - 0.2%
	Israel Government International Bonds
200,000	2.75%, 07/03/2030	186,045
305,000	5.38%, 03/12/2029	313,516
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.9% - (continued)
	Israel - 0.2% - (continued)
$ 200,000	5.38%, 02/19/2030	$206,440
200,000	State of Israel 3.80%, 05/13/2060(6)	134,926
		840,927
	Mexico - 0.9%
	Mexico Government International Bonds
1,365,000	5.38%, 03/22/2033	1,344,184
515,000	5.38%, 03/22/2033	507,198
340,000	5.63%, 02/09/2034	338,755
265,000	6.00%, 05/07/2036	265,994
425,000	6.63%, 01/29/2038	441,766
225,000	6.88%, 05/13/2037	237,881
		3,135,778
	Panama - 0.1%
200,000	Panama Government International Bonds 2.25%, 09/29/2032	164,980
	Philippines - 0.1%
340,000	Philippines Government International Bonds 5.00%, 01/27/2036	339,816
	Romania - 0.2%
	Romania Government International Bonds
470,000	3.63%, 03/27/2032(6)	430,929
258,000	5.88%, 01/30/2029(1)	266,275
		697,204
	Saudi Arabia - 0.1%
455,000	Saudi Government International Bonds 5.88%, 01/12/2056(1)	443,461
	Total Foreign Government Obligations (cost $6,434,180)	$6,490,855
MUNICIPAL BONDS - 0.1%
	Development - 0.1%
245,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$241,931
	Total Municipal Bonds (cost $250,159)	$241,931
U.S. GOVERNMENT AGENCIES - 30.1%
	Mortgage-Backed Agencies - 30.1%
	Federal Home Loan Mortgage Corp. - 5.1%
224,024	0.87%, 11/25/2030(3)(4)	$7,711
94,239	1.11%, 01/25/2030(3)(4)	3,445
1,390,869	1.11%, 06/25/2030(3)(4)	57,299
2,143	1.13%, 12/15/2027	2,103
2,801	1.25%, 12/15/2027	2,745
1,511,500	1.37%, 06/25/2030(3)(4)	74,447
1,076,682	1.43%, 05/25/2030(3)(4)	55,024
380,215	1.50%, 12/25/2050	312,473
1,203,546	1.56%, 05/25/2030(3)(4)	67,730
161,979	1.64%, 04/25/2030(3)(4)	9,139
270,078	2.00%, 05/01/2036	249,998
924,388	2.00%, 11/01/2036	855,050
342,162	2.00%, 07/25/2050	303,971
190,487	2.00%, 10/01/2051	156,277
1,972,813	2.00%, 12/01/2051	1,606,795
2,958,163	2.00%, 01/01/2052	2,409,292
15,257	2.50%, 12/15/2042	14,135
863,632	2.50%, 09/01/2051	733,732
1,393,724	4.50%, 08/01/2052	1,371,136
1,595,151	5.00%, 11/01/2052	1,596,040
626,984	5.50%, 06/01/2040	641,256
3,674,916	5.50%, 05/01/2054	3,728,421
86,434	5.55%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(3)	87,135
The accompanying notes are an integral part of these financial statements.

16

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 30.1% - (continued)
	Mortgage-Backed Agencies - 30.1% - (continued)
	Federal Home Loan Mortgage Corp. - 5.1% - (continued)
$ 640,000	6.60%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(3)	$654,598
270,000	7.05%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(3)	278,016
400,000	7.10%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(3)	407,000
380,000	7.25%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(3)	395,173
165,000	7.70%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(3)	172,135
700,000	8.20%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(3)	733,456
540,000	8.70%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(3)	573,683
		17,559,415
	Federal National Mortgage Association - 7.8%
11,605	1.25%, 02/25/2028	11,371
2,276	1.50%, 09/25/2027	2,240
805,533	2.00%, 02/01/2037	745,107
123,500	2.00%, 10/01/2051	100,624
442,698	2.00%, 11/01/2051	359,429
4,970,423	2.00%, 04/01/2052	4,044,322
840,187	2.50%, 02/01/2052	713,799
1,097,923	2.50%, 05/01/2052	933,907
864,611	2.50%, 06/01/2052	738,567
824,515	2.50%, 07/01/2052	703,547
708,821	2.50%, 08/01/2052	604,842
282,000	3.00%, 12/25/2045	257,936
293,038	3.00%, 10/25/2046	268,253
313,000	3.00%, 03/25/2047	276,936
160,478	3.00%, 03/01/2050	143,835
1,624,726	3.00%, 11/01/2051	1,453,070
412,443	3.50%, 08/01/2043	392,907
3,654,999	4.50%, 12/01/2040	3,660,495
735,000	4.50%, 12/25/2041	735,645
2,553,741	4.50%, 12/01/2052	2,512,090
2,183,015	5.50%, 07/01/2040	2,231,600
2,033,753	5.50%, 06/01/2053	2,069,667
4,030,518	5.50%, 04/01/2054	4,089,404
		27,049,593
	Government National Mortgage Association - 5.9%
1,914,086	2.00%, 12/20/2050	1,593,056
2,250,000	2.00%, 02/20/2056(7)	1,870,800
1,736,195	2.50%, 03/20/2051	1,504,788
1,063,380	2.50%, 07/20/2051	921,691
2,583,534	2.50%, 09/20/2051	2,239,144
1,623,332	3.00%, 04/20/2051	1,467,979
351,448	3.00%, 05/20/2051	317,741
1,767,553	3.00%, 10/20/2051	1,597,304
2,653,883	3.50%, 08/20/2052	2,449,990
1,650,000	4.00%, 02/20/2056(7)	1,560,044
3,935,605	5.00%, 09/20/2054	3,939,634
575,000	5.00%, 03/20/2055(7)	573,853
525,000	5.00%, 02/20/2056(7)	524,875
		20,560,899
	Uniform Mortgage-Backed Security - 11.3%
1,200,000	1.50%, 02/01/2041(7)	1,082,847
1,300,000	2.50%, 02/01/2041(7)	1,227,448
4,263,000	2.50%, 02/01/2056(7)	3,617,892
750,000	3.00%, 02/01/2041(7)	720,196
480,000	3.00%, 02/01/2056(7)	425,370
475,000	3.00%, 03/01/2056(7)	420,605
2,850,000	3.50%, 03/01/2056(7)	2,632,766
3,450,000	4.00%, 02/01/2056(7)	3,294,511
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 30.1% - (continued)
	Mortgage-Backed Agencies - 30.1% - (continued)
	Uniform Mortgage-Backed Security - 11.3% - (continued)
$ 5,045,000	5.50%, 02/01/2056(7)	$5,115,178
5,045,000	5.50%, 03/01/2056(7)	5,109,069
11,470,000	6.00%, 03/01/2055(7)	11,739,219
3,830,000	6.00%, 02/01/2056(7)	3,921,841
		39,306,942
	Total U.S. Government Agencies (cost $105,263,365)	$104,476,849
U.S. GOVERNMENT SECURITIES - 35.8%
	U.S. Treasury Securities - 35.8%
	U.S. Treasury Bonds - 9.2%
1,010,000	1.38%, 08/15/2050	$495,334
2,455,000	1.63%, 11/15/2050	1,284,176
630,000	2.00%, 02/15/2050	368,279
1,248,000	2.38%, 11/15/2049	798,720
1,105,000	2.50%, 02/15/2045	780,406
1,935,000	2.88%, 05/15/2052	1,346,185
7,170,000	3.00%, 02/15/2047	5,384,502
1,525,000	3.00%, 02/15/2048	1,131,240
6,105,000	3.00%, 08/15/2052	4,352,674
1,080,000	3.13%, 05/15/2048	817,383
385,000	3.38%, 11/15/2048	303,458
1,825,000	3.63%, 08/15/2043	1,571,140
1,840,000	3.63%, 02/15/2044	1,576,003
1,464,000	3.75%, 11/15/2043	1,279,227
600,000	4.13%, 08/15/2044	548,672
1,305,000	4.50%, 02/15/2044	1,257,949
3,570,000	4.50%, 11/15/2054	3,349,246
1,225,000	4.88%, 08/15/2045	1,232,082
3,955,000	5.00%, 05/15/2045	4,041,516
		31,918,192
	U.S. Treasury Inflation-Indexed Bonds - 1.5%
781,752	0.25%, 02/15/2050(8)	449,450
42,299	0.63%, 02/15/2043(8)	31,587
3,019,896	0.75%, 02/15/2042(8)	2,356,812
949,875	0.75%, 02/15/2045(8)	693,115
424,120	1.00%, 02/15/2046(8)	319,638
1,578,706	1.38%, 02/15/2044(8)	1,323,571
		5,174,173
	U.S. Treasury Inflation-Indexed Notes - 1.1%
1,655,691	1.75%, 01/15/2034(8)	1,659,149
2,347,250	1.88%, 07/15/2035(8)	2,354,518
		4,013,667
	U.S. Treasury Notes - 24.0%
8,143,000	0.38%, 09/30/2027	7,732,987
3,335,000	1.88%, 02/28/2029	3,166,947
4,565,000	2.75%, 08/15/2032	4,240,635
9,160,000	2.88%, 05/15/2028(9)(10)	9,023,316
10,000	2.88%, 05/15/2032	9,396
15,483,000	3.50%, 09/30/2026	15,472,235
4,550,000	3.75%, 05/15/2028	4,568,662
1,600,000	3.75%, 05/31/2030	1,599,687
4,235,000	3.75%, 12/31/2030	4,224,578
3,555,000	4.00%, 05/31/2030	3,590,133
2,800,000	4.00%, 07/31/2032	2,802,516
425,000	4.00%, 11/15/2035	416,301
2,740,000	4.25%, 01/31/2030	2,793,516
7,490,000	4.25%, 11/15/2034	7,524,524
5,000,000	4.38%, 01/31/2032	5,117,578
5,136,000	4.38%, 05/15/2034	5,219,460
The accompanying notes are an integral part of these financial statements.

17

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 35.8% - (continued)
	U.S. Treasury Securities - 35.8% - (continued)
	U.S. Treasury Notes - 24.0% - (continued)
$ 5,190,000	4.50%, 03/31/2026		$5,195,758
645,000	4.50%, 11/15/2033		662,234
			83,360,463
	Total U.S. Government Securities (cost $133,331,644)		$124,466,495
	Total Long-Term Investments (cost $400,212,015)		$389,499,834
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.3%
934,938	Fixed Income Clearing Corp. Repurchase Agreement dated 01/30/2026 at 3.66%, due on 02/02/2026 with a maturity value of $935,223; collateralized by U.S. Treasury Note at 3.75%, maturing 06/30/2027, with a market value of $953,768		$934,938
	Securities Lending Collateral - 0.4%
1,565,263	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(11)		1,565,263
	Total Short-Term Investments (cost $2,500,201)		$2,500,201
	Total Investments Excluding Purchased Options (cost $402,712,216)	112.9%	$392,000,035
	Total Purchased Options (cost $308,834)	0.1%	$293,252
	Total Investments (cost $403,021,050)	113.0%	$392,293,287
	Other Assets and Liabilities	(13.0)%	(45,150,128)
	Net Assets	100.0%	$347,143,159
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$78,639,267, representing 22.7% of net assets.

(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)	Securities disclosed are interest-only strips.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $1,131,441, representing 0.3% of net assets.

(7)	Represents or includes a TBA transaction.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2026, the market value of securities pledged was $709,256.
(10)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2026, the market value of securities pledged was $556,569.
(11)	Current yield as of period end.

OTC Swaptions Outstanding at January 31, 2026
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	4,325,000	$72,828	$69,848	$2,980
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	4,325,000	72,878	71,363	1,515
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	4,325,000	73,371	86,500	(13,129)
The accompanying notes are an integral part of these financial statements.

18

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

OTC Swaptions Outstanding at January 31, 2026 – (continued)
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Put – (continued)
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	4,385,000	$74,175	$81,123	$(6,948)
									$293,252	$308,834	$(15,582)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	19	03/31/2026	$3,961,352	$5,319
U.S. Treasury 5-Year Note Future	170	03/31/2026	18,518,047	(62,465)
U.S. Treasury 10-Year Ultra Future	20	03/20/2026	2,283,125	284
U.S. Treasury Long Bond Future	52	03/20/2026	5,986,500	(90,057)
U.S. Treasury Ultra Bond Future	22	03/20/2026	2,583,625	(70,837)
Total				$(217,756)
Short position contracts:
U.S. Treasury 10-Year Note Future	(134)	03/20/2026	$(14,984,969)	$145,070
Total futures contracts				$(72,686)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	4,060,000	03/19/2045	Annual	$—	$(7,440)	$15,361	$22,801
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	2,824	—	284,266	281,442
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	4,032	—	87,097	83,065
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(4,921)	80,881	85,802
3.59% Fixed	12 Mo. USD SOFR	USD	570,000	09/20/2053	Annual	2,256	—	59,254	56,998
Total centrally cleared interest rate swaps contracts						$9,112	$(12,361)	$526,859	$530,108
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

19

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$65,342,959	$—	$65,342,959	$—
Corporate Bonds	88,480,745	—	88,480,745	—
Foreign Government Obligations	6,490,855	—	6,490,855	—
Municipal Bonds	241,931	—	241,931	—
U.S. Government Agencies	104,476,849	—	104,476,849	—
U.S. Government Securities	124,466,495	—	124,466,495	—
Short-Term Investments	2,500,201	1,565,263	934,938	—
Purchased Options	293,252	—	293,252	—
Futures Contracts(2)	150,673	150,673	—	—
Swaps - Interest Rate(2)	530,108	—	530,108	—
Total	$392,974,068	$1,715,936	$391,258,132	$—
Liabilities
Futures Contracts(2)	$(223,359)	$(223,359)	$—	$—
Total	$(223,359)	$(223,359)	$—	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

20

Hartford Dynamic Bond ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.2%
	Auto Manufacturers - 0.6%
$ 200,000	Ford Motor Credit Co. LLC 3.63%, 06/17/2031	$184,850
57,000	General Motors Financial Co., Inc. 6.50%, 09/30/2028, (6.50% fixed rate until 09/30/2028; 3 mo. USD Term SOFR + 3.44% thereafter)(1)(2)(3)	57,787
		242,637
	Beverages - 0.2%
105,000	Keurig Dr. Pepper, Inc. 5.20%, 03/15/2031	107,769
	Chemicals - 1.4%
	FMC Corp.
30,000	3.45%, 10/01/2029	26,948
85,000	4.50%, 10/01/2049	53,085
200,000	Inversion Escrow Issuer LLC 6.75%, 08/01/2032(4)	198,099
	OCP SA
200,000	3.75%, 06/23/2031(5)	186,149
200,000	5.13%, 06/23/2051(5)	162,069
		626,350
	Commercial Banks - 2.7%
200,000	BNP Paribas SA 7.45%, 06/27/2035, (7.45% fixed rate until 06/27/2035; 5 yr. USD CMT + 3.13% thereafter)(1)(3)(4)	210,947
	Citigroup, Inc.
110,000	6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(1)(3)	112,010
241,000	6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(1)(3)	246,195
	Goldman Sachs Group, Inc.
145,000	4.52%, 01/21/2032, (4.52% fixed rate until 01/21/2031; 6 mo. USD SOFR + 0.96% thereafter)(3)	144,945
53,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(1)(3)	56,061
	UBS Group AG
200,000	7.00%, 01/08/2036, (7.00% fixed rate until 01/08/2036; 5 yr. USD ICE Swap + 3.32% thereafter)(1)(3)(4)	202,461
210,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(1)(3)(4)	213,434
		1,186,053
	Commercial Services - 0.7%
200,000	Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(5)	179,098
140,000	Element Fleet Management Corp. 4.64%, 11/24/2030(4)	140,305
		319,403
	Construction Materials - 0.1%
50,000	Standard Industries, Inc. 4.38%, 07/15/2030(4)	48,236
	Diversified Financial Services - 1.0%
73,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(1)(2)(3)	72,320
210,000	Capital One Financial Corp. 4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(3)	210,063
145,000	Freedom Mortgage Holdings LLC 6.88%, 05/01/2031(4)	143,894
		426,277
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.2% - (continued)
	Electric - 6.4%
$ 186,702	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(5)	$175,873
100,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(3)	100,020
100,000	CenterPoint Energy, Inc. 5.95%, 04/01/2056, (5.95% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.22% thereafter)(3)	100,765
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	61,140
125,000	Dayton Power & Light Co. 4.55%, 08/15/2030	124,521
	Dominion Energy, Inc.
255,000	6.20%, 02/15/2056, (6.20% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.01% thereafter)(3)	255,883
100,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(3)	104,144
120,000	Emera U.S. Finance LP 2.64%, 06/15/2031	108,541
120,000	Entergy Arkansas LLC 4.95%, 01/15/2036	119,741
256,000	EUSHI Finance, Inc. 6.25%, 04/01/2056, (6.25% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.51% thereafter)(3)	257,078
	NextEra Energy Capital Holdings, Inc.
20,000	6.38%, 08/15/2055, (6.38% fixed rate until 05/15/2030; 5 yr. USD CMT + 2.05% thereafter)(3)	20,656
70,000	6.50%, 08/15/2055, (6.50% fixed rate until 05/15/2035; 5 yr. USD CMT + 1.98% thereafter)(3)	73,591
	Pacific Gas & Electric Co.
240,000	2.50%, 02/01/2031	217,004
232,000	4.55%, 07/01/2030	231,361
	PacifiCorp
60,000	2.90%, 06/15/2052	35,410
59,000	3.30%, 03/15/2051	37,913
71,000	4.13%, 01/15/2049	53,281
200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(5)	193,278
210,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(2)(3)	214,840
	Southern California Edison Co.
120,000	2.75%, 02/01/2032	107,661
14,000	3.65%, 02/01/2050	9,774
61,000	4.00%, 04/01/2047	46,052
50,000	Southern Co. 6.38%, 03/15/2055, (6.38% fixed rate until 12/15/2034; 5 yr. USD CMT + 2.07% thereafter)(3)	52,147
110,000	Vistra Operations Co. LLC 4.70%, 01/31/2031(4)	109,846
		2,810,520
	Energy-Alternate Sources - 0.1%
54,000	CenterPoint Energy, Inc. 7.00%, 02/15/2055, (7.00% fixed rate until 11/15/2029; 5 yr. USD CMT + 3.25% thereafter)(3)	56,615
	Food - 0.4%
200,000	MARB BondCo PLC 3.95%, 01/29/2031(5)	180,862
	Forest Products & Paper - 0.3%
140,000	Suzano Austria GmbH 3.75%, 01/15/2031	132,089
	Gas - 0.2%
100,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(3)(4)	104,004
The accompanying notes are an integral part of these financial statements.

21

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.2% - (continued)
	Healthcare - Services - 0.7%
$ 375,000	Centene Corp. 2.50%, 03/01/2031	$324,294
	Insurance - 3.4%
60,000	American National Global Funding 4.88%, 01/23/2031(4)	59,758
225,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(3)	227,230
120,000	Athene Global Funding 2.65%, 10/04/2031(4)	106,850
220,000	Athene Holding Ltd. 6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(3)	220,393
158,000	CNO Global Funding 4.70%, 12/11/2030(4)	157,883
105,000	Equitable Holdings, Inc. 5.59%, 01/11/2033	109,543
50,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(4)	51,861
323,000	Global Atlantic Fin Co. 7.25%, 03/01/2056, (7.25% fixed rate until 03/01/2031; 5 yr. USD CMT + 3.55% thereafter)(3)(4)	325,648
	Liberty Mutual Group, Inc.
58,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(3)(4)	57,401
12,000	4.30%, 02/01/2061(4)	8,018
54,000	Prudential Financial, Inc. 6.50%, 03/15/2054, (6.50% fixed rate until 12/15/2033; 5 yr. USD CMT + 2.40% thereafter)(3)	56,852
110,000	Willis North America, Inc. 4.55%, 03/15/2031	109,926
		1,491,363
	Investment Company Security - 3.6%
110,000	Apollo Debt Solutions BDC 5.70%, 01/23/2031(4)	109,408
185,000	Ares Capital Corp. 5.25%, 04/12/2031	182,179
	Ares Strategic Income Fund
115,000	4.85%, 01/15/2029(4)	113,751
221,000	5.15%, 01/15/2031(4)	215,090
80,000	5.55%, 04/15/2031(4)	79,109
115,000	HA Sustainable Infrastructure Capital, Inc. 8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(3)	120,635
	HPS Corporate Lending Fund
55,000	4.90%, 09/11/2028(4)	54,679
70,000	5.15%, 04/02/2029(4)	69,728
90,000	5.65%, 04/02/2031(4)	89,395
216,000	5.85%, 06/05/2030(4)	217,365
	Sixth Street Lending Partners
165,000	6.13%, 07/15/2030	168,861
43,000	6.50%, 03/11/2029	44,647
110,000	Sixth Street Specialty Lending, Inc. 6.13%, 03/01/2029	113,234
		1,578,081
	IT Services - 0.3%
115,000	Dell International LLC/EMC Corp. 4.50%, 02/15/2031	114,699
	Lodging - 0.5%
200,000	Fortune Star BVI Ltd. 6.80%, 09/09/2029(5)	198,451
	Machinery-Diversified - 0.1%
50,000	Regal Rexnord Corp. 6.30%, 02/15/2030	53,013
	Media - 3.5%
	Charter Communications Operating LLC/Charter Communications Operating Capital
95,000	3.70%, 04/01/2051	60,745
100,000	3.90%, 06/01/2052	65,298
591,000	3.95%, 06/30/2062(2)	360,743
189,000	4.40%, 12/01/2061	124,669
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.2% - (continued)
	Media - 3.5% - (continued)
$ 120,000	Grupo Televisa SAB 6.63%, 01/15/2040	$107,460
	Paramount Global
105,000	4.20%, 05/19/2032	94,810
115,000	4.38%, 03/15/2043	79,208
300,000	4.95%, 01/15/2031	287,004
235,000	4.95%, 05/19/2050	164,862
200,000	Ziggo BV 4.88%, 01/15/2030(4)	188,813
		1,533,612
	Miscellaneous Manufacturing - 0.3%
110,000	Entegris, Inc. 4.75%, 04/15/2029(4)	109,917
	Oil & Gas - 4.1%
65,000	APA Corp. 5.35%, 07/01/2049	54,987
145,000	Continental Resources, Inc. 4.90%, 06/01/2044	117,345
	Ecopetrol SA
120,000	4.63%, 11/02/2031	107,858
120,000	7.75%, 02/01/2032	123,267
55,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(5)	53,425
	Hilcorp Energy I LP/Hilcorp Finance Co.
75,000	6.00%, 02/01/2031(4)	72,430
35,000	6.25%, 04/15/2032(4)	33,568
55,000	6.88%, 05/15/2034(4)	53,005
390,000	Petroleos Mexicanos 6.75%, 09/21/2047	321,579
	Phillips 66 Co.
116,000	5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(3)	115,551
215,000	6.20%, 03/15/2056, (6.20% fixed rate until 12/15/2035; 5 yr. USD CMT + 2.17% thereafter)(3)	216,167
200,000	Saudi Arabian Oil Co. 6.00%, 02/02/2056(4)	195,234
	SM Energy Co.
55,000	6.75%, 08/01/2029(4)	55,626
55,000	7.00%, 08/01/2032(4)	55,141
110,000	TotalEnergies Capital USA LLC 4.25%, 01/13/2031	110,002
105,000	Viper Energy Partners LLC 4.90%, 08/01/2030(2)	106,320
		1,791,505
	Pharmaceuticals - 0.8%
	CVS Health Corp.
105,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(3)	109,157
20,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(3)	20,933
225,000	Viatris, Inc. 2.70%, 06/22/2030	206,170
		336,260
	Pipelines - 2.4%
	Columbia Pipelines Holding Co. LLC
135,000	5.00%, 11/17/2032(4)	135,692
130,000	5.10%, 10/01/2031(4)	132,206
50,000	Enbridge, Inc. 7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(3)	53,289
	Energy Transfer LP
345,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(2)(3)	345,016
165,000	6.75%, 02/15/2056, (6.75% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.48% thereafter)(3)	166,176
115,000	ONEOK, Inc. 4.75%, 10/15/2031	115,516
95,000	Whistler Pipeline LLC 5.40%, 09/30/2029(4)	98,156
		1,046,051
The accompanying notes are an integral part of these financial statements.

22

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.2% - (continued)
	Real Estate Investment Trusts - 2.1%
$ 120,000	American Tower Corp. 4.70%, 12/15/2032	$120,107
195,000	Brandywine Operating Partnership LP 6.13%, 01/15/2031	188,935
130,000	Brixmor Operating Partnership LP 2.50%, 08/16/2031	116,642
105,000	Crown Castle, Inc. 4.90%, 09/01/2029	106,792
240,000	GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	217,266
50,000	Hudson Pacific Properties LP 3.95%, 11/01/2027	48,064
110,000	Iron Mountain, Inc. 4.50%, 02/15/2031(4)	105,118
		902,924
	Retail - 0.6%
250,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(4)	256,365
	Semiconductors - 1.5%
	Foundry JV Holdco LLC
200,000	5.88%, 01/25/2034(4)	206,733
200,000	5.90%, 01/25/2033(4)	209,770
186,000	Intel Corp. 3.10%, 02/15/2060	106,714
135,000	Qorvo, Inc. 3.38%, 04/01/2031(4)	124,888
		648,105
	Software - 1.6%
50,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(4)	44,919
	Oracle Corp.
110,000	2.88%, 03/25/2031	98,821
260,000	2.95%, 04/01/2030	240,233
85,000	3.60%, 04/01/2050	53,018
150,000	3.85%, 04/01/2060	91,018
80,000	4.00%, 07/15/2046	55,197
150,000	4.10%, 03/25/2061	96,277
		679,483
	Telecommunications - 2.9%
	Bell Telephone Co. of Canada or Bell Canada
50,000	6.88%, 09/15/2055, (6.88% fixed rate until 06/15/2030; 5 yr. USD CMT + 2.39% thereafter)(3)	51,803
45,000	7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(3)	47,197
200,000	Millicom International Cellular SA 4.50%, 04/27/2031(5)	186,218
200,000	Orange SA 4.75%, 01/13/2033(4)	199,530
	Rogers Communications, Inc.
20,000	7.00%, 04/15/2055, (7.00% fixed rate until 02/14/2030; 5 yr. USD CMT + 2.65% thereafter)(3)	20,745
100,000	7.13%, 04/15/2055, (7.13% fixed rate until 02/14/2035; 5 yr. USD CMT + 2.62% thereafter)(3)	104,865
155,000	Telecom Argentina SA 8.50%, 01/20/2036(4)	156,434
	TELUS Corp.
110,000	6.38%, 06/09/2056, (6.38% fixed rate until 03/09/2031; 5 yr. USD CMT + 2.69% thereafter)(3)	111,137
50,000	6.63%, 10/15/2055, (6.63% fixed rate until 07/15/2030; 5 yr. USD CMT + 2.77% thereafter)(3)	51,137
100,000	6.63%, 06/09/2056, (6.63% fixed rate until 03/09/2036; 5 yr. USD CMT + 2.52% thereafter)(3)	100,447
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.2% - (continued)
	Telecommunications - 2.9% - (continued)
$ 50,000	7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(3)	$52,292
200,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(4)	182,752
		1,264,557
	Trucking & Leasing - 0.3%
110,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.55%, 01/15/2031(4)	109,783
	Water - 0.4%
200,000	Aegea Finance SARL 7.63%, 01/20/2036(4)	195,184
	Total Corporate Bonds (cost $18,919,735)	$18,874,462
FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
	Colombia - 1.3%
	Colombia Government International Bonds
400,000	3.25%, 04/22/2032	$337,820
215,000	6.50%, 01/21/2033	212,947
		550,767
	Israel - 0.4%
200,000	Israel Government International Bonds 4.50%, 01/13/2031	198,882
	Mexico - 1.4%
	Mexico Government International Bonds
200,000	4.75%, 03/22/2031	196,610
200,000	5.38%, 03/22/2033	196,970
200,000	5.63%, 02/09/2034	199,268
		592,848
	Total Foreign Government Obligations (cost $1,345,136)	$1,342,497
U.S. GOVERNMENT SECURITIES - 51.2%
	U.S. Treasury Securities - 51.2%
	U.S. Treasury Bonds - 6.5%
690,000	2.38%, 02/15/2042	$506,099
920,000	3.50%, 02/15/2039	834,001
515,000	4.63%, 02/15/2040	518,199
195,000	4.63%, 11/15/2055	186,895
805,000	4.88%, 08/15/2045	809,654
		2,854,848
	U.S. Treasury Notes - 44.7%
5,585,000	3.63%, 08/15/2028	5,591,981
1,970,000	3.63%, 12/31/2030	1,954,455
3,740,000	3.75%, 10/31/2032	3,681,855
320,000	3.88%, 04/30/2030(6)	321,600
1,470,000	3.88%, 06/30/2030	1,476,948
290,000	4.00%, 03/31/2030	292,889
4,265,000	4.13%, 11/30/2029	4,328,309
1,840,000	4.25%, 08/15/2035	1,841,725
		19,489,762
	Total U.S. Government Securities (cost $22,378,868)	$22,344,610
	Total Long-Term Investments (cost $42,643,739)	$42,561,569
SHORT-TERM INVESTMENTS - 3.6%
	Securities Lending Collateral - 2.2%
986,800	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(7)	$986,800
The accompanying notes are an integral part of these financial statements.

23

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.6% - (continued)
	U.S. Treasury Securities - 1.4%
	U.S. Treasury Bills - 1.4%
$ 605,000	3.52%, 02/10/2026(8)		$604,458
	Total Short-Term Investments (cost $1,591,216)		$1,591,258
	Total Investments (cost $44,234,955)	101.1%	$44,152,827
	Other Assets and Liabilities	(1.1)%	(498,368)
	Net Assets	100.0%	$43,654,459
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$6,008,434, representing 13.8% of net assets.

(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $1,515,423, representing 3.5% of net assets.

(6)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2026, the market value of securities pledged was $80,400.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S45.V2	USD	410,850	5.00%	12/20/2030	Quarterly	$32,838	$—	$34,459	$1,621
Total centrally cleared credit default swap contracts						$32,838	$—	$34,459	$1,621

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$18,874,462	$—	$18,874,462	$—
Foreign Government Obligations	1,342,497	—	1,342,497	—
U.S. Government Securities	22,344,610	—	22,344,610	—
Short-Term Investments	1,591,258	986,800	604,458	—
Swaps - Credit Default(2)	1,621	—	1,621	—
Total	$44,154,448	$986,800	$43,167,648	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

24

Hartford Large Cap Growth ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Automobiles & Components - 3.7%
15,319	Tesla, Inc.*	$6,593,451
	Capital Goods - 2.8%
1,673	Axon Enterprise, Inc.*	809,029
1,469	Quanta Services, Inc.	697,231
10,219	RTX Corp.	2,053,304
7,814	Vertiv Holdings Co. Class A	1,454,811
		5,014,375
	Consumer Discretionary Distribution & Retail - 8.9%
54,830	Amazon.com, Inc.*	13,120,819
3,906	Dick's Sporting Goods, Inc.	789,012
5,360	Home Depot, Inc.	2,007,802
		15,917,633
	Consumer Durables & Apparel - 0.7%
28,892	On Holding AG Class A*	1,307,363
	Consumer Services - 1.2%
10,229	DoorDash, Inc. Class A*	2,093,058
	Energy - 0.6%
9,127	Cameco Corp.	1,126,181
	Financial Services - 2.8%
3,026	Evercore, Inc. Class A	1,068,995
22,182	KKR & Co., Inc.	2,534,515
12,513	Tradeweb Markets, Inc. Class A	1,289,715
		4,893,225
	Food, Beverage & Tobacco - 0.6%
12,406	Monster Beverage Corp.*	1,001,909
	Health Care Equipment & Services - 0.9%
1,852	Intuitive Surgical, Inc.*	933,816
3,571	Veeva Systems, Inc. Class A*	728,198
		1,662,014
	Media & Entertainment - 20.6%
41,924	Alphabet, Inc. Class A	14,170,312
26,274	EchoStar Corp. Class A*	2,974,742
18,374	Liberty Media Corp.-Liberty Formula One Class C*	1,598,905
11,593	Meta Platforms, Inc. Class A	8,306,385
71,239	Netflix, Inc.*	5,947,744
4,776	Reddit, Inc. Class A*	860,970
5,497	Spotify Technology SA*	2,750,424
		36,609,482
	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
6,762	Eli Lilly & Co.	7,013,208
4,349	Illumina, Inc.*	629,779
14,320	Natera, Inc.*	3,309,925
		10,952,912
	Real Estate Management & Development - 0.4%
11,745	Zillow Group, Inc. Class C*	740,287
	Semiconductors & Semiconductor Equipment - 22.5%
19,011	ARM Holdings PLC ADR*	2,002,999
34,520	Broadcom, Inc.	11,436,476
139,124	NVIDIA Corp.	26,590,770
		40,030,245
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.2% - (continued)
	Software & Services - 11.9%
3,495	AppLovin Corp. Class A*		$1,653,519
5,506	Cloudflare, Inc. Class A*		976,489
4,912	Crowdstrike Holdings, Inc. Class A*		2,168,181
19,783	Microsoft Corp.		8,512,427
17,394	Oracle Corp.		2,862,705
27,083	Palantir Technologies, Inc. Class A*		3,970,097
15,625	Trimble, Inc.*		1,056,250
			21,199,668
	Technology Hardware & Equipment - 14.9%
74,885	Apple, Inc.		19,431,160
10,529	Arista Networks, Inc.*		1,492,380
6,372	Celestica, Inc.*		1,790,468
18,802	Corning, Inc.		1,941,307
30,196	Flex Ltd.*		1,903,556
			26,558,871
	Transportation - 0.5%
4,903	CH Robinson Worldwide, Inc.		955,840
	Total Common Stocks (cost $136,748,387)		$176,656,514
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 224,378	Fixed Income Clearing Corp. Repurchase Agreement dated 01/30/2026 at 3.66%, due on 02/02/2026 with a maturity value of $224,446; collateralized by U.S. Treasury Note at 3.75%, maturing 06/30/2027, with a market value of $228,976		$224,378
	Total Short-Term Investments (cost $224,378)		$224,378
	Total Investments (cost $136,972,765)	99.3%	$176,880,892
	Other Assets and Liabilities	0.7%	1,253,255
	Net Assets	100.0%	$178,134,147
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

25

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$176,656,514	$176,656,514	$—	$—
Short-Term Investments	224,378	—	224,378	—
Total	$176,880,892	$176,656,514	$224,378	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Municipal Opportunities ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3%
	Alabama - 6.2%
$ 1,950,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	$2,153,160
	Black Belt Energy Gas Dist, AL, Rev
1,585,000	5.00%, 12/01/2034(1)	1,723,018
4,960,000	5.00%, 10/01/2035	5,330,879
1,200,000	5.00%, 10/01/2055(2)	1,292,361
1,155,000	5.00%, 12/01/2055(2)	1,238,518
2,000,000	5.25%, 12/01/2027	2,076,381
1,825,000	5.25%, 02/01/2053(2)	1,924,029
330,000	5.25%, 12/01/2053(2)	355,816
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(2)	2,546,812
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	102,146
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,094,619
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(2)	2,787,672
	Southeast Energy Auth A Cooperative Dist, AL, Rev
9,000,000	5.00%, 10/01/2030	9,771,360
1,295,000	5.00%, 09/01/2035	1,427,233
1,190,000	5.00%, 11/01/2035	1,283,906
4,000,000	5.00%, 05/01/2055(2)	4,276,954
1,855,000	5.25%, 03/01/2055(2)	1,963,177
415,000	5.50%, 01/01/2053(2)	443,727
		42,791,768
	Alaska - 0.9%
3,150,000	CIVICVentures, AK, Rev 5.00%, 09/01/2038	3,483,738
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,192,437
1,215,000	State of Alaska International Airports System, AK, Rev 5.00%, 10/01/2034	1,406,212
		6,082,387
	Arizona - 0.8%
	Arizona Industrial Dev Auth, AZ, Rev,
665,000	(FHLMC), (FNMA), (GNMA) 4.05%, 10/01/2031	697,059
270,000	(FHLMC), (FNMA), (GNMA) 4.15%, 10/01/2032	284,650
280,000	(FHLMC), (FNMA), (GNMA) 4.25%, 10/01/2033	296,979
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	512,696
	Maricopa County Industrial Dev Auth, AZ, Rev
230,000	4.00%, 10/15/2047(3)	195,552
195,000	5.00%, 09/01/2031	206,877
	Tempe Industrial Dev Auth, AZ, Rev
880,000	3.50%, 12/01/2030	883,475
1,190,000	4.38%, 12/01/2036	1,226,628
1,000,000	5.38%, 12/01/2046	1,019,854
		5,323,770
	California - 6.2%
795,000	Bay Area Toll Auth, CA, Rev 2.58%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(2)	788,878
	California Community Choice Financing Auth, CA, Rev
4,415,000	5.00%, 11/01/2033	4,841,052
5,000,000	5.00%, 12/01/2035	5,558,818
2,000,000	5.00%, 05/01/2054(2)	2,145,286
5,040,000	5.00%, 12/01/2055(2)	5,392,179
2,115,000	5.00%, 01/01/2056(2)	2,319,949
4,000,000	5.00%, 10/01/2056(2)	4,388,854
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	California - 6.2% - (continued)
$ 205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	$208,086
1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 12/01/2032	1,116,961
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM) 4.00%, 05/15/2034	187,821
600,000	(BAM) 4.00%, 05/15/2037	616,738
2,250,000	5.00%, 06/30/2027	2,304,065
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	492,559
450,000	4.00%, 09/01/2046	412,862
525,000	4.00%, 09/01/2051	462,350
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(4)	116,907
5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	594,629
520,000	Los Angeles County Public Works Financing Auth, CA, Rev 5.25%, 12/01/2054	558,626
1,000,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.25%, 07/01/2045	1,093,530
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	680,055
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,663
885,000	San Bernardino Community College Dist, CA, GO 0.00%, 08/01/2046(4)	318,253
475,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	541,878
3,675,000	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev 5.00%, 05/01/2034	4,227,422
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
235,000	(NPFG) 0.00%, 01/15/2032(4)	194,612
70,000	(NPFG) 0.00%, 01/15/2035(4)	51,555
1,250,000	4.00%, 01/15/2034	1,315,050
	University of California, CA, Rev
585,000	5.25%, 05/15/2040	727,334
925,000	5.50%, 05/15/2040	1,118,496
		42,876,468
	Colorado - 2.5%
	Baseline Metropolitan Dist No. 1, CO, GO,
375,000	(AG) 5.00%, 12/01/2030	416,656
635,000	(AG) 5.00%, 12/01/2032	704,731
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,289,809
1,000,000	Colorado Bridge & Tunnel Enterprise, CO, Rev, (AG) 5.50%, 12/01/2054	1,069,715
	Colorado Health Facs Auth, CO, Rev
170,000	4.00%, 12/01/2040	167,819
1,580,000	5.00%, 12/01/2034	1,744,495
1,000,000	5.00%, 12/01/2035	1,098,656
500,000	5.00%, 05/15/2036	559,442
345,000	5.00%, 05/15/2037	383,270
620,000	Denver City & County Housing Auth, CO, Rev 5.00%, 06/01/2029	653,759
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	162,023
1,000,000	E-470 Public Highway Auth, CO, Rev 3.20%, 09/01/2039, 1 mo. USD SOFR + 0.75%(2)	998,418
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,096,695
450,000	Park Creek Metropolitan Dist, CO, Tax Allocation, (AG) 5.00%, 12/01/2032	513,577
The accompanying notes are an integral part of these financial statements.

27

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Colorado - 2.5% - (continued)
$ 300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	$365,666
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	500,245
400,000	5.00%, 07/15/2029	425,019
500,000	5.00%, 01/15/2030	535,467
100,000	5.00%, 07/15/2032	108,044
2,275,000	Southern Ute Indian Tribe of the Southern Ute Reservation, CO, GO 5.00%, 04/01/2035(3)	2,516,282
715,000	University of Colorado Hospital Auth, CO, Rev 5.00%, 11/15/2029	782,073
		17,091,861
	Connecticut - 2.2%
100,000	City of Bridgeport, CT, GO, (BAM) 5.00%, 07/15/2034	105,656
190,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	191,935
	Connecticut State Health & Educational Facs Auth, CT, Rev
1,000,000	2.95%, 07/01/2049(2)	1,008,325
3,500,000	5.00%, 07/01/2040(1)	3,912,370
3,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	3,042,453
	State of Connecticut, CT, GO
845,000	3.00%, 06/01/2038	789,088
6,225,000	5.00%, 10/15/2031	6,335,326
		15,385,153
	District of Columbia - 0.2%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	252,425
455,000	5.00%, 07/01/2042	455,979
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2035	553,250
		1,261,654
	Florida - 2.8%
725,000	Alachua County Health Facs Auth, FL, Rev 3.75%, 10/01/2030	727,337
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	190,314
500,000	Capital Trust Auth, FL, Rev 5.00%, 07/01/2045(3)	484,468
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	125,478
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	254,982
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,184,245
200,000	5.00%, 10/01/2036	216,781
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	389,729
	Florida Local Government Finance Commission, FL, Rev
2,155,000	4.20%, 11/15/2030(3)	2,177,108
335,000	6.63%, 11/15/2045(3)	355,036
	Greater Orlando Aviation Auth, FL, Rev
1,650,000	5.00%, 10/01/2036	1,857,146
2,155,000	5.25%, 11/01/2035	2,314,824
160,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	161,074
500,000	Middleton Community Dev Dist A, FL, Special Assessment 4.75%, 05/01/2055	462,559
250,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	275,082
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Florida - 2.8% - (continued)
$ 950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(2)	$884,072
	Polk County Industrial Dev Auth, FL, Rev
300,000	5.00%, 01/01/2029	306,343
190,000	5.00%, 01/01/2055	178,810
445,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	364,278
1,400,000	USF Financing Corp., FL, Rev 5.00%, 07/01/2034	1,627,037
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	150,308
1,170,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,229,368
500,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.80%, 05/01/2055(3)	477,040
	Village Community Dev Dist No. 16, FL, Special Assessment
1,860,000	4.00%, 05/01/2035	1,892,302
1,250,000	4.50%, 05/01/2040	1,277,101
		19,562,822
	Georgia - 2.9%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(2)	1,376,505
	City of Atlanta Department of Aviation, GA, Rev
970,000	5.00%, 07/01/2032	1,092,256
1,020,000	5.00%, 07/01/2033	1,160,488
285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048(2)	285,282
215,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	230,026
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(2)	3,005,755
1,760,000	5.00%, 07/01/2053(2)	1,863,547
475,000	5.00%, 09/01/2053(2)	504,913
1,225,000	5.00%, 12/01/2053(2)	1,312,192
275,000	5.00%, 04/01/2054(2)	294,658
2,380,000	5.00%, 05/01/2054(2)	2,572,928
1,810,000	5.00%, 12/01/2054(2)	1,958,065
1,000,000	5.00%, 06/01/2055(2)	1,079,836
	Municipal Electric Auth of Georgia, GA, Rev,
1,000,000	(AG) 5.00%, 07/01/2048	1,023,509
520,000	5.00%, 07/01/2052	522,904
	Savannah Georgia Convention Center Auth, GA, Rev,
300,000	(AG) 5.00%, 06/01/2040	332,326
450,000	(AG) 5.25%, 06/01/2041	504,364
450,000	(AG) 5.25%, 06/01/2042	498,441
310,000	5.25%, 06/01/2061	305,677
		19,923,672
	Guam - 0.3%
	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev
820,000	5.00%, 01/01/2031	895,623
500,000	5.25%, 01/01/2037	556,746
500,000	5.25%, 01/01/2038	553,512
		2,005,881
	Hawaii - 0.2%
	State of Hawaii Airports System, HI, Rev
100,000	5.00%, 07/01/2031	104,978
780,000	5.00%, 07/01/2040	857,254
300,000	5.00%, 07/01/2041	327,929
		1,290,161
The accompanying notes are an integral part of these financial statements.

28

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Idaho - 0.2%
$ 945,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	$1,036,486
	Illinois - 9.9%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	258,245
380,000	5.25%, 04/01/2035	424,460
250,000	5.25%, 04/01/2036	277,016
	Chicago Board of Education, IL, GO,
110,000	(NPFG) 0.00%, 12/01/2026(4)	106,995
500,000	5.00%, 12/01/2028	513,799
1,100,000	5.00%, 12/01/2032	1,134,006
400,000	5.00%, 12/01/2046	381,374
2,500,000	5.25%, 12/01/2036	2,605,776
1,745,000	5.75%, 12/01/2050	1,761,316
4,180,000	6.00%, 12/01/2037	4,609,888
370,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.50%, 01/01/2038	416,231
	Chicago O'Hare International Airport, IL, Rev,
200,000	(BAM) 5.00%, 01/01/2037	221,622
1,785,000	(BAM) 5.00%, 01/01/2038	1,965,090
1,700,000	5.50%, 07/01/2040	1,886,843
1,000,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2049	1,029,399
	City of Chicago Wastewater Transmission, IL, Rev,
695,000	(BAM) 5.00%, 01/01/2041	759,001
75,000	(NPFG) 5.50%, 01/01/2030	79,664
530,000	City of Chicago Waterworks, IL, Rev, (AG) 5.00%, 11/01/2037	580,143
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	1,351,812
	City of Joliet Waterworks & Sewerage, IL, Rev,
1,800,000	(BAM) 5.00%, 01/01/2039	1,995,228
875,000	(BAM) 5.00%, 01/01/2040	964,316
900,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2038	985,930
	Illinois Finance Auth, IL, Rev
665,000	3.65%, 05/01/2031	667,510
640,000	4.00%, 07/15/2039	643,785
460,000	5.00%, 10/01/2027	478,991
235,000	5.00%, 08/15/2033	257,383
4,145,000	5.00%, 11/15/2035	4,782,092
150,000	5.00%, 11/15/2045	149,993
	Illinois Housing Dev Auth, IL, Rev,
6,185,000	(FHLMC), (FNMA), (GNMA) 2.35%, 02/01/2038(2)	6,185,000
2,370,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	2,491,132
760,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	824,711
395,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	424,769
2,335,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	2,545,345
790,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	886,061
320,000	Illinois State Toll Highway Auth, IL, Rev 4.00%, 01/01/2040	324,249
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	102,391
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
150,000	(AG) 0.00%, 02/01/2027(4)	145,598
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Illinois - 9.9% - (continued)
$ 500,000	5.00%, 02/01/2031	$500,000
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AG) 5.00%, 01/01/2041	1,086,105
1,005,000	(AG) 5.00%, 01/01/2042	1,076,820
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	789,347
550,000	5.00%, 01/01/2030	597,879
1,500,000	5.00%, 01/01/2034	1,715,741
845,000	5.00%, 01/01/2037	896,240
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
240,000	(AG) 5.00%, 01/01/2029	256,066
250,000	(AG) 5.00%, 01/01/2030	272,142
250,000	(AG) 5.00%, 01/01/2031	276,974
320,000	(AG) 5.00%, 01/01/2032	359,109
	State of Illinois Sales Tax, IL, Rev
115,000	5.00%, 06/15/2027	115,905
1,000,000	5.00%, 06/15/2035	1,148,163
	State of Illinois, IL, GO
1,645,000	5.00%, 05/01/2027	1,694,513
6,000,000	5.00%, 09/01/2040	6,503,004
4,750,000	5.00%, 12/01/2042	5,022,365
550,000	5.50%, 03/01/2042	595,815
100,000	Village of Bolingbrook, IL, GO, (AG) 5.00%, 01/01/2028	104,486
		68,227,838
	Indiana - 1.5%
258,915	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	250,353
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(2)	2,682,768
	Danville Multi-School Building Corp., IN, Rev,
750,000	(ST INTERCEPT) 5.00%, 01/15/2034	858,184
440,000	(ST INTERCEPT) 5.00%, 07/15/2034	505,776
650,000	(ST INTERCEPT) 5.00%, 07/15/2035	740,896
750,000	Indiana Municipal Power Agency, IN, Rev, (AG) 5.00%, 01/01/2034	876,312
	Indiana Secondary Market for Education Loans, Inc., IN, Rev
1,900,000	5.00%, 06/01/2032	2,038,087
380,000	5.00%, 06/01/2034	410,773
	Indianapolis Local Public Improvement Bond Bank, IN, Rev
230,000	5.00%, 01/01/2040	257,115
425,000	5.00%, 01/01/2041	470,586
500,000	5.00%, 01/01/2042	546,536
750,000	5.00%, 01/01/2043	809,572
		10,446,958
	Iowa - 0.9%
575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	587,266
	Iowa Student Loan Liquidity Corp., IA, Rev
2,800,000	5.00%, 12/01/2030	2,982,725
1,415,000	5.00%, 12/01/2033	1,541,836
1,270,000	5.00%, 12/01/2035	1,370,638
		6,482,465
	Kentucky - 1.0%
	Kentucky Higher Education Student Loan Corp., KY, Rev
890,000	5.00%, 06/01/2028	916,972
1,020,000	5.00%, 06/01/2029	1,060,188
1,190,000	5.00%, 06/01/2030	1,245,090
The accompanying notes are an integral part of these financial statements.

29

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Kentucky - 1.0% - (continued)
$ 1,190,000	5.00%, 06/01/2031	$1,252,181
	Kentucky Public Energy Auth, KY, Rev
1,250,000	5.25%, 04/01/2054(2)	1,350,939
1,250,000	5.25%, 06/01/2055(2)	1,330,078
		7,155,448
	Louisiana - 1.3%
250,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2040	278,225
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(2)	308,533
	Louisiana Public Facs Auth, LA, Rev
1,445,000	5.00%, 05/15/2030	1,576,162
515,000	(AG) 5.00%, 08/01/2030	572,803
335,000	(AG) 5.00%, 08/01/2032	383,702
270,000	(AG) 5.00%, 01/01/2035	312,257
230,000	(AG) 5.00%, 07/01/2035	266,443
270,000	(AG) 5.00%, 01/01/2036	312,624
245,000	(AG) 5.00%, 07/01/2036	282,407
	New Orleans Aviation Board, LA, Rev
150,000	5.00%, 01/01/2029	160,713
200,000	5.00%, 01/01/2030	218,290
2,855,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(2)	2,914,110
	Parish of St. John the Baptist, LA, Rev
305,000	2.38%, 06/01/2037(2)	304,395
1,160,000	3.30%, 06/01/2037(2)	1,173,897
		9,064,561
	Maine - 0.0%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AG), (ST INTERCEPT) 4.00%, 07/01/2035	286,143
	Maryland - 0.7%
	Maryland Health & Higher Educational Facs Auth, MD, Rev
1,095,000	5.00%, 07/01/2038	1,197,267
500,000	5.00%, 07/01/2040	536,749
475,000	5.00%, 07/01/2049	487,199
2,000,000	5.00%, 08/15/2056(1)(2)	2,240,861
		4,462,076
	Massachusetts - 3.0%
750,000	Commonwealth of Massachusetts, MA, GO 5.00%, 06/01/2040	863,326
	Massachusetts Dev Finance Agency, MA, Rev
1,000,000	5.00%, 07/01/2027	1,026,185
575,000	5.00%, 01/01/2028	594,579
585,000	5.00%, 01/01/2029	615,076
1,085,000	5.00%, 07/01/2029	1,150,793
555,000	5.00%, 01/01/2030	592,210
680,000	5.00%, 07/01/2031	695,198
675,000	5.00%, 07/01/2034	690,288
1,000,000	5.00%, 06/01/2038	1,123,287
750,000	5.00%, 07/01/2038	846,872
1,000,000	5.00%, 07/01/2039	1,119,811
945,000	5.00%, 06/01/2040	1,040,096
2,880,000	5.00%, 07/01/2040	3,102,803
350,000	5.00%, 07/01/2044	346,187
535,000	5.00%, 07/01/2055	543,315
380,000	5.00%, 10/01/2057(3)	365,053
1,000,000	5.00%, 07/01/2060(3)	948,658
930,000	5.50%, 10/01/2031	1,029,939
960,000	5.50%, 10/01/2032	1,074,368
	Massachusetts Educational Financing Auth, MA, Rev
100,000	5.00%, 07/01/2026	100,830
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Massachusetts - 3.0% - (continued)
$ 110,000	5.00%, 07/01/2027	$112,880
2,800,000	Massachusetts Health & Educational Facs Auth, MA, Rev 1.80%, 07/01/2027(2)	2,800,000
		20,781,754
	Michigan - 1.7%
500,000	Clarkston Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	573,449
1,110,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	1,146,012
895,000	Detroit Regional Convention Facility Auth, MI, Rev 5.00%, 10/01/2036	1,000,284
570,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2037	649,607
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,116,798
750,000	5.00%, 11/01/2032	795,127
600,000	5.25%, 02/29/2040	658,472
100,000	5.25%, 02/28/2041	108,687
	Michigan State Housing Dev Auth, MI, Rev
2,000,000	2.50%, 06/01/2052	1,367,802
425,000	3.45%, 12/01/2030	435,182
250,000	4.25%, 06/01/2049	252,548
165,000	4.25%, 12/01/2049	167,305
1,055,000	5.75%, 06/01/2054	1,138,697
	Michigan Strategic Fund, MI, Rev
695,000	3.35%, 10/01/2049(2)	696,593
540,000	3.88%, 06/01/2053(2)	528,881
1,100,000	Northern Michigan University, MI, Rev 5.50%, 06/01/2050	1,173,948
		11,809,392
	Minnesota - 0.3%
371,818	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	327,045
750,000	Minnesota Health & Education Facs Auth, MN, Rev 3.00%, 10/01/2038	698,852
	Minnesota Housing Finance Agency, MN, Rev,
490,000	(FHLMC), (FNMA), (GNMA) 5.05%, 07/01/2031	522,217
505,000	(FHLMC), (FNMA), (GNMA) 5.05%, 01/01/2032	544,500
		2,092,614
	Mississippi - 0.6%
4,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	4,247,447
	Missouri - 0.7%
	City of St. Louis Airport, MO, Rev,
750,000	(AG) 5.00%, 07/01/2037	852,566
100,000	(AG) 5.00%, 07/01/2039	111,759
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(2)	779,739
555,000	5.00%, 06/01/2032	626,331
	Missouri Housing Dev Commission, MO, Rev,
815,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2047	825,808
205,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2031	226,675
225,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2032	248,978
450,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2033	502,429
650,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	670,254
		4,844,539
The accompanying notes are an integral part of these financial statements.

30

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Montana - 0.3%
$ 940,000	Montana Board of Housing, MT, Rev 6.00%, 12/01/2054	$1,025,910
815,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2065(2)	879,545
		1,905,455
	Nebraska - 0.3%
1,365,000	Central Plains Energy Project, NE, Rev 5.00%, 05/01/2054(2)	1,448,439
500,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	511,873
		1,960,312
	Nevada - 0.1%
250,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	250,499
280,000	City of Reno, NV, Rev, (AG) 5.00%, 06/01/2033	297,284
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	265,873
		813,656
	New Hampshire - 2.2%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,322,507
4,225,000	5.00%, 12/01/2035	4,781,975
650,000	(BAM) 5.00%, 06/01/2036	732,167
715,000	(BAM) 5.00%, 12/01/2036	802,243
860,000	(BAM) 5.00%, 12/01/2037	958,239
665,000	(BAM) 5.00%, 12/01/2038	736,355
5,000,000	5.25%, 06/01/2041	5,453,709
		14,787,195
	New Jersey - 0.3%
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AG) 5.00%, 07/01/2043	895,135
750,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 06/15/2035	883,711
250,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	262,645
		2,041,491
	New Mexico - 0.9%
4,250,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	3,977,200
	New Mexico Mortgage Finance Auth, NM, Rev,
750,000	(FHLMC), (FNMA), (GNMA) 2.70%, 09/01/2047	550,829
30,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	30,242
1,680,000	(FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	1,862,479
		6,420,750
	New York - 5.5%
750,000	Albany Capital Resource Corp., NY, Rev 5.00%, 05/01/2035	869,126
530,000	City of New York, NY, GO 5.00%, 04/01/2036	553,772
515,000	Empire State Dev Corp., NY, Rev 5.00%, 03/15/2038	530,133
2,566,278	FHLMC Multifamily VRD Certificates, NY, Rev 4.60%, 06/25/2042(2)	2,584,617
	Metropolitan Transportation Auth, NY, Rev
195,000	5.00%, 11/15/2033	213,756
750,000	5.00%, 11/15/2035	883,526
1,000,000	5.00%, 11/15/2045(2)	1,075,989
	New York City Health & Hospitals Corp., NY, Rev
455,000	5.00%, 02/15/2036	532,618
750,000	5.00%, 02/15/2037	868,955
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	New York - 5.5% - (continued)
$ 2,500,000	New York City Housing Dev Corp., NY, Rev 5.25%, 12/15/2031	$2,590,471
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AG) 3.00%, 01/01/2033	669,147
150,000	(AG) 5.00%, 03/01/2030	164,186
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	1,091,265
1,365,000	5.00%, 06/15/2044	1,481,125
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
200,000	5.00%, 05/01/2037	226,596
1,930,000	5.00%, 05/01/2038	2,130,440
1,030,000	5.00%, 05/01/2042	1,137,795
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	428,057
405,000	2.75%, 02/15/2044	309,179
2,175,000	5.00%, 11/15/2044(3)	2,175,041
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	882,464
630,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2037	699,777
245,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2038	270,391
290,000	5.25%, 07/01/2039	334,011
2,000,000	5.25%, 07/01/2040	2,267,326
750,000	5.25%, 07/01/2050	749,007
320,000	(AG) 5.50%, 07/01/2055	340,474
1,800,000	New York State Housing Finance Agency, NY, Rev 2.10%, 11/15/2037(2)	1,800,000
	New York Transportation Dev Corp., NY, Rev,
370,000	(AG) 0.00%, 12/31/2054(5)	245,661
865,000	6.00%, 06/30/2041	981,335
4,570,000	6.00%, 06/30/2055	4,843,374
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	500,467
800,000	5.00%, 11/15/2035	810,339
835,000	5.00%, 01/15/2037	921,140
290,000	5.00%, 12/01/2037	321,392
700,000	5.00%, 11/01/2038	735,601
500,000	5.00%, 12/01/2038	550,127
		37,768,680
	North Carolina - 2.5%
2,570,000	Cumberland County Industrial Facs & Pollution Control Financing Auth, NC, Rev 3.13%, 12/01/2027(2)	2,572,096
770,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	858,785
	North Carolina Housing Finance Agency, NC, Rev,
650,000	(FHLMC), (FNMA), (GNMA) 3.75%, 07/01/2052	655,672
605,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	687,311
	North Carolina Medical Care Commission, NC, Rev
5,000,000	2.35%, 11/01/2034(2)	5,000,000
545,000	3.40%, 10/01/2029	548,410
1,285,000	3.45%, 11/01/2030	1,289,817
670,000	3.90%, 01/01/2029	670,439
1,455,000	4.00%, 09/01/2051	1,197,944
325,000	4.25%, 09/01/2028	325,137
1,075,000	5.00%, 06/01/2032	1,083,431
395,000	5.00%, 01/01/2038	405,392
145,000	5.00%, 01/01/2039	142,112
965,000	5.00%, 11/01/2040	1,044,557
The accompanying notes are an integral part of these financial statements.

31

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	North Carolina - 2.5% - (continued)
$ 210,000	5.00%, 01/01/2044	$211,188
500,000	5.50%, 09/01/2054	497,743
		17,190,034
	Ohio - 1.8%
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	1,011,584
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AG) 5.00%, 11/15/2030	105,101
	County of Allen Hospital Facs, OH, Rev
250,000	5.00%, 12/01/2029	272,564
2,895,000	5.00%, 11/01/2039	3,266,610
4,245,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(2)(3)	4,343,324
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(2)	859,098
	Ohio Housing Finance Agency, OH, Rev,
370,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2032	441,681
360,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2033	432,639
250,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2034	304,116
650,000	(FHLMC), (FNMA), (GNMA) 6.25%, 03/01/2055	717,350
360,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(2)	360,103
		12,114,170
	Oklahoma - 0.4%
925,000	Canadian County Educational Facs Auth, OK, Rev 5.00%, 09/01/2033	1,054,502
1,000,000	Oklahoma Municipal Power Auth, OK, Rev, (AG) 5.00%, 01/01/2037	1,154,013
590,000	Oklahoma Turnpike Auth, OK, Rev 5.00%, 01/01/2039	679,695
		2,888,210
	Oregon - 0.4%
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(2)(5)	31,360
	Lincoln County School Dist, OR, GO,
425,000	(SCH BD GTY) 0.00%, 06/15/2035(5)	486,787
210,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	237,544
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(4)	12,509
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(4)	68,664
	Port of Portland Airport, OR, Rev
575,000	5.00%, 07/01/2030	629,704
1,250,000	5.25%, 07/01/2040	1,390,704
40,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2038	40,766
20,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	20,088
15,000	State of Oregon, OR, GO 4.00%, 12/01/2048	15,045
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(4)	73,035
		3,006,206
	Pennsylvania - 2.3%
360,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	362,944
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Pennsylvania - 2.3% - (continued)
$ 135,000	Armstrong School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 4.00%, 03/15/2035	$138,434
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AG) 5.00%, 09/01/2036	838,731
	Coatesville School Dist, PA, GO,
3,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	3,239,672
230,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2040	255,575
2,000,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2042	2,182,809
605,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2043	651,833
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	103,504
450,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(3)	497,844
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AG) 5.00%, 07/01/2037	642,380
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	276,026
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	231,134
240,000	5.00%, 12/01/2044	240,972
100,000	5.00%, 12/01/2046	96,793
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
465,000	(AG) 5.00%, 01/01/2038	506,921
290,000	(AG) 5.00%, 01/01/2040	313,417
100,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2038	109,277
240,000	Pennsylvania Higher Education Assistance Agency, PA, Rev 5.00%, 06/01/2029	252,926
750,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2037	760,927
140,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	140,052
	Pennsylvania Turnpike Commission, PA, Rev
150,000	5.00%, 12/01/2030	156,809
1,500,000	5.00%, 12/01/2042	1,535,459
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AG) 5.00%, 09/01/2034	16,129
1,245,000	(AG) 5.00%, 09/01/2036	1,421,240
875,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2035	989,562
		15,961,370
	Puerto Rico - 2.6%
5,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	6,083,955
	Puerto Rico Sales Tax Financing Corp., PR, Rev
8,851,000	0.00%, 07/01/2027(4)	8,448,617
3,119,000	0.00%, 07/01/2029(4)	2,789,244
625,000	5.00%, 07/01/2058	611,721
		17,933,537
	Rhode Island - 2.1%
	City of Pawtucket, RI, GO,
500,000	(AG) 5.00%, 11/01/2040	556,057
625,000	(AG) 5.00%, 11/01/2041	688,768
500,000	(AG) 5.00%, 11/01/2042	543,787
	Providence Public Building Auth, RI, Rev,
1,000,000	(AG) 5.00%, 09/15/2037	1,131,261
The accompanying notes are an integral part of these financial statements.

32

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Rhode Island - 2.1% - (continued)
$ 665,000	(AG) 5.00%, 09/15/2038	$746,615
	Rhode Island Health & Educational Building Corp., RI, Rev
880,000	5.00%, 05/15/2031(1)	966,744
1,250,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2032	1,422,912
585,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2034	679,908
670,000	(AG) 5.00%, 07/01/2038	726,943
215,000	(AG) 5.63%, 07/01/2065	220,301
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	414,212
765,000	5.00%, 12/01/2028	806,451
950,000	5.00%, 12/01/2029	1,017,099
465,000	5.00%, 12/01/2031	502,774
1,750,000	5.00%, 12/01/2032	1,895,236
1,800,000	5.00%, 12/01/2033	1,954,966
		14,274,034
	South Carolina - 1.1%
785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(2)	847,723
	South Carolina Jobs-Economic Dev Auth, SC, Rev
945,000	4.00%, 12/01/2030	953,128
1,500,000	5.00%, 11/01/2036	1,706,689
345,000	5.00%, 11/01/2037	389,227
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	516,659
625,000	4.00%, 12/01/2038	635,198
	South Carolina State Housing Finance & Dev Auth, SC, Rev
1,065,000	5.75%, 01/01/2054	1,165,979
1,420,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	1,636,042
		7,850,645
	South Dakota - 1.1%
2,215,000	South Dakota Health & Educational Facs Auth, SD, Rev 5.00%, 11/01/2052(2)	2,383,045
	South Dakota Housing Dev Auth, SD, Rev
255,000	4.50%, 11/01/2048	257,991
240,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	256,078
3,835,000	(FHLMC), (FNMA), (GNMA) 6.25%, 05/01/2056	4,410,263
		7,307,377
	Tennessee - 0.7%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
515,000	5.00%, 05/01/2035	577,995
195,000	5.00%, 05/01/2038	212,783
	Tennessee Energy Acquisition Corp., TN, Rev
590,000	5.00%, 02/01/2027	597,150
3,000,000	5.00%, 11/01/2034	3,260,877
40,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	40,324
		4,689,129
	Texas - 11.2%
1,380,000	Allen Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2035	1,601,317
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	164,645
	Boerne Independent School Dist, TX, GO,
1,045,000	(PSF-GTD) 3.13%, 02/01/2053(2)	1,049,244
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Texas - 11.2% - (continued)
$ 225,000	(PSF-GTD) 4.00%, 02/01/2054(2)	$230,678
	Brazos Higher Education Auth, Inc., TX, Rev
2,500,000	5.00%, 04/01/2031	2,689,593
1,300,000	5.00%, 04/01/2033	1,405,079
2,000,000	5.00%, 04/01/2034	2,171,598
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,486,066
505,000	4.00%, 01/01/2036	523,298
1,490,000	5.00%, 01/01/2046	1,534,493
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,151,910
500,000	5.00%, 11/15/2039	536,512
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,540,830
100,000	4.00%, 08/15/2034	100,326
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	549,739
	City of San Antonio Electric & Gas Systems, TX, Rev
1,235,000	2.90%, 02/01/2055(1)(2)	1,235,732
2,010,000	3.08%, 02/01/2055(2)	2,027,727
245,000	5.00%, 02/01/2039	277,421
	Clifton Higher Education Finance Corp., TX, Rev,
425,000	(PSF-GTD) 5.00%, 04/01/2035	480,914
350,000	(PSF-GTD) 5.00%, 04/01/2036	391,463
975,000	(PSF-GTD) 5.00%, 08/15/2036	1,077,442
400,000	County of Fort Bend Toll Road, TX, Rev, (AG) 5.00%, 03/01/2034	464,445
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,673,013
6,500,000	5.00%, 11/01/2032	7,325,376
1,000,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AG) 5.00%, 08/15/2035	1,147,564
1,735,000	El Paso County Hospital Dist, TX, GO, (AG) 5.00%, 02/15/2035	2,001,627
2,645,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2036(1)	3,008,395
1,350,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(2)	1,386,063
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(2)	464,832
	Harris County-Houston Sports Auth, TX, Rev,
1,510,000	(AG) 5.00%, 11/15/2032	1,697,750
1,780,000	(AG) 5.00%, 11/15/2033	2,020,358
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	430,393
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/01/2036	938,481
800,000	Leander Independent School Dist, TX, GO, (PSF-GTD) 0.00%, 08/15/2027(4)	769,036
	New Hope Cultural Education Facs Finance Corp., TX, Rev
675,000	4.25%, 10/01/2030	675,317
550,000	5.00%, 11/01/2046	457,341
1,410,000	North East Texas Regional Mobility Auth, TX, Rev 5.00%, 01/01/2037	1,592,542
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD) 2.00%, 06/01/2052(2)	1,240,115
2,500,000	(PSF-GTD) 3.55%, 06/01/2050(2)	2,549,908
	Northwest Independent School Dist, TX, GO,
1,420,000	(PSF-GTD) 5.00%, 02/15/2040	1,605,074
475,000	(PSF-GTD) 5.00%, 02/15/2041	531,490
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(2)	1,972,171
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2036	556,226
5,600,000	State of Texas, TX, GO 2.40%, 12/01/2050(2)	5,600,000
The accompanying notes are an integral part of these financial statements.

33

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Texas - 11.2% - (continued)
$ 1,290,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/15/2051(2)	$1,457,935
	Texas Department of Housing & Community Affairs, TX, Rev,
1,250,000	(GNMA) 2.25%, 07/01/2041	970,931
2,125,000	(GNMA) 3.00%, 03/01/2050	1,631,161
1,430,000	(GNMA) 3.63%, 09/01/2044	1,316,466
5,900,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(2)	6,383,555
2,000,000	Texas Municipal Gas Acquisition & Supply Corp. VI, TX, Rev 5.00%, 01/01/2036	2,167,963
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	512,390
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	115,421
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	220,684
250,000	4.00%, 09/01/2035	245,405
		77,355,455
	Utah - 1.4%
590,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	599,962
	Downtown Revitalization Public Infrastructure Dist, UT, Rev,
1,000,000	(AG) 5.00%, 06/01/2035	1,162,533
1,000,000	(AG) 5.00%, 06/01/2036	1,155,911
500,000	Mida Cormont Public Infrastructure Dist, UT, GO 0.00%, 06/01/2055(3)(5)	426,343
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
2,930,000	5.13%, 06/15/2054(3)	2,879,165
3,000,000	6.00%, 06/15/2054(3)	3,071,718
		9,295,632
	Virginia - 1.8%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(2)	1,456,096
5,160,000	County of Fairfax, VA, GO, (ST AID WITHHLDG) 5.00%, 10/01/2026	5,251,614
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	757,607
620,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	627,161
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	1,029,080
1,100,000	4.00%, 07/01/2034	1,125,108
1,000,000	4.00%, 01/01/2036	1,010,798
835,000	5.00%, 07/01/2035	898,286
350,000	5.00%, 12/31/2047	350,267
		12,506,017
	Washington - 3.1%
185,000	King County Housing Auth, WA, Rev 5.38%, 07/01/2045	194,089
5,180,000	Port of Seattle, WA, GO 5.00%, 01/01/2033	5,304,030
	Port of Seattle, WA, Rev
1,600,000	5.25%, 07/01/2039	1,805,446
595,000	5.25%, 07/01/2041	661,241
1,450,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029	1,535,599
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,373,718
2,040,000	5.00%, 09/01/2037	2,315,834
1,200,000	5.00%, 09/01/2038	1,350,369
1,500,000	5.00%, 09/01/2039	1,672,494
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.3% - (continued)
	Washington - 3.1% - (continued)
$ 1,725,000	5.00%, 10/01/2042	$1,726,188
	Washington State Housing Finance Commission, WA, Rev
500,000	5.00%, 01/01/2031(3)	505,493
3,105,000	(BAM) 5.00%, 07/01/2045(3)	3,122,144
		21,566,645
	West Virginia - 0.4%
	County of Ohio Special District Excise Tax, WV, Rev,
550,000	(AG) 5.00%, 06/01/2031	604,086
500,000	(AG) 5.00%, 06/01/2032	552,881
500,000	(AG) 5.00%, 06/01/2033	554,955
500,000	(AG) 5.00%, 06/01/2034	561,196
690,000	West Virginia Economic Dev Auth, WV, Rev 4.63%, 04/15/2055(2)	705,624
		2,978,742
	Wisconsin - 3.8%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	496,132
835,000	4.00%, 10/01/2046(2)	861,867
170,000	(AG) 4.00%, 07/01/2050	149,678
1,500,000	5.00%, 06/01/2031	1,656,223
625,000	5.00%, 06/01/2032	697,255
1,000,000	(AG) 5.00%, 07/01/2036	1,035,750
510,000	5.00%, 12/15/2039(3)	518,615
750,000	5.00%, 10/01/2043(3)	750,707
465,000	5.00%, 10/01/2044	472,544
400,000	5.00%, 12/15/2044(3)	383,724
2,680,000	5.25%, 11/15/2055	2,714,840
2,035,000	5.25%, 11/15/2061	2,052,527
750,000	5.50%, 06/15/2055	754,420
1,640,000	6.50%, 06/30/2060	1,810,530
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035	322,739
220,000	4.00%, 04/01/2039	223,633
650,000	5.00%, 04/01/2037	741,416
265,000	5.00%, 04/01/2038	300,381
120,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2029(4)	107,931
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,000,000	5.00%, 08/15/2035	1,148,048
1,550,000	5.00%, 11/01/2035	1,727,771
1,500,000	5.00%, 08/15/2036	1,704,185
840,000	5.00%, 11/01/2039	852,142
680,000	5.75%, 08/15/2059	698,622
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
875,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2031	993,884
1,495,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	1,626,584
910,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055	992,541
		25,794,689
	Wyoming - 0.0%
265,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	290,174
	Total Municipal Bonds (cost $633,703,914)	$643,232,923
The accompanying notes are an integral part of these financial statements.

34

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
$ 1,125,000	3.15%, 10/15/2036		$1,027,763
	Total U.S. Government Agencies (cost $1,142,375)		$1,027,763
	Total Long-Term Investments (cost $634,846,289)		$644,260,686
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
10,384,530	Fixed Income Clearing Corp. Repurchase Agreement dated 01/30/2026 at 3.66%, due on 02/02/2026 with a maturity value of $10,387,697; collateralized by U.S. Treasury Note at 3.75%, maturing 06/30/2027, with a market value of $10,592,405		$10,384,530
	Total Short-Term Investments (cost $10,384,530)		$10,384,530
	Total Investments (cost $645,230,819)	95.0%	$654,645,216
	Other Assets and Liabilities	5.0%	34,599,914
	Net Assets	100.0%	$689,245,130
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $13,026,235 at January 31, 2026.
(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$26,193,315, representing 3.8% of net assets.

(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$643,232,923	$—	$643,232,923	$—
U.S. Government Agencies	1,027,763	—	1,027,763	—
Short-Term Investments	10,384,530	—	10,384,530	—
Total	$654,645,216	$—	$654,645,216	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

35

Hartford Quality Value ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 0.7%
54,675	Gentex Corp.	$1,258,072
	Banks - 7.4%
72,316	Bank of America Corp.	3,847,211
38,716	Bank of Nova Scotia	2,892,860
5,961	East West Bancorp, Inc.	682,177
28,815	Huntington Bancshares, Inc.	503,686
80,290	Truist Financial Corp.	4,128,512
11,252	Wells Fargo & Co.	1,018,193
		13,072,639
	Capital Goods - 10.6%
1,892	General Dynamics Corp.	664,262
8,245	Hubbell, Inc.	4,023,065
7,390	Lockheed Martin Corp.	4,686,886
30,398	Masco Corp.	2,009,004
22,796	Otis Worldwide Corp.	1,947,234
8,120	Vertiv Holdings Co. Class A	1,511,782
16,852	Westinghouse Air Brake Technologies Corp.	3,878,319
		18,720,552
	Consumer Discretionary Distribution & Retail - 4.1%
9,673	Amazon.com, Inc.*	2,314,749
15,021	Lowe's Cos., Inc.	4,011,508
6,405	TJX Cos., Inc.	959,533
		7,285,790
	Consumer Durables & Apparel - 0.9%
12,205	Tapestry, Inc.	1,548,937
	Consumer Services - 0.6%
4,132	Expedia Group, Inc.	1,094,319
	Consumer Staples Distribution & Retail - 1.6%
33,170	Sysco Corp.	2,781,305
	Energy - 5.8%
19,198	ConocoPhillips	2,001,008
105,441	Coterra Energy, Inc.	3,041,973
20,024	EQT Corp.	1,155,985
10,378	TotalEnergies SE(1)	751,367
48,886	Williams Cos., Inc.	3,288,072
		10,238,405
	Equity Real Estate Investment Trusts (REITs) - 4.3%
3,527	American Tower Corp. REIT	632,320
7,031	AvalonBay Communities, Inc. REIT	1,249,198
5,438	Public Storage REIT	1,501,921
21,728	Simon Property Group, Inc. REIT	4,156,784
		7,540,223
	Financial Services - 7.0%
1,579	American Express Co.	556,077
1,210	Blackrock, Inc.	1,353,918
23,503	Intercontinental Exchange, Inc.	4,084,351
5,286	Morgan Stanley	966,281
3,809	S&P Global, Inc.	2,010,352
10,533	Visa, Inc. Class A	3,389,835
		12,360,814
	Food, Beverage & Tobacco - 4.0%
42,874	General Mills, Inc.	1,983,351
376	Magnum Ice Cream Co. NV*	6,674
28,141	Philip Morris International, Inc.	5,049,621
		7,039,646
	Health Care Equipment & Services - 4.1%
8,832	Humana, Inc.	1,724,006
7,688	Labcorp Holdings, Inc.	2,087,446
11,758	UnitedHealth Group, Inc.	3,373,723
		7,185,175
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Household & Personal Products - 2.6%
68,039	Unilever PLC ADR(1)	$4,651,146
	Insurance - 3.9%
32,708	American International Group, Inc.	2,449,175
13,625	Marsh & McLennan Cos., Inc.	2,564,089
22,817	MetLife, Inc.	1,799,805
		6,813,069
	Materials - 3.2%
45,791	Amcor PLC	2,026,252
9,278	Avery Dennison Corp.	1,721,162
27,511	BHP Group Ltd. ADR(1)	1,890,831
		5,638,245
	Media & Entertainment - 8.3%
31,629	Alphabet, Inc. Class A	10,690,602
29,056	Omnicom Group, Inc.	2,238,474
15,934	Walt Disney Co.	1,797,355
		14,726,431
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
6,686	AbbVie, Inc.	1,491,045
13,829	AstraZeneca PLC ADR	1,282,916
9,755	Danaher Corp.	2,135,272
23,619	Gilead Sciences, Inc.	3,352,717
34,324	Merck & Co., Inc.	3,784,908
111,420	Pfizer, Inc.	2,945,945
		14,992,803
	Semiconductors & Semiconductor Equipment - 5.1%
5,088	Micron Technology, Inc.	2,110,909
14,960	NXP Semiconductors NV	3,383,054
22,701	QUALCOMM, Inc.	3,441,245
		8,935,208
	Software & Services - 3.5%
38,786	Cognizant Technology Solutions Corp. Class A	3,182,779
4,253	Microsoft Corp.	1,830,023
3,241	Roper Technologies, Inc.	1,203,157
		6,215,959
	Technology Hardware & Equipment - 4.3%
40,349	Cisco Systems, Inc.	3,160,134
13,440	Dell Technologies, Inc. Class C	1,538,074
17,744	TD SYNNEX Corp.	2,815,440
		7,513,648
	Transportation - 2.1%
26,675	Delta Air Lines, Inc.	1,757,616
34,487	Knight-Swift Transportation Holdings, Inc.	1,900,233
		3,657,849
	Utilities - 6.3%
20,152	American Electric Power Co., Inc.	2,413,706
17,103	Atmos Energy Corp.	2,844,913
20,965	Duke Energy Corp.	2,544,103
38,855	Sempra	3,380,773
		11,183,495
	Total Common Stocks (cost $149,586,782)	$174,453,730
The accompanying notes are an integral part of these financial statements.

36

Hartford Quality Value ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Securities Lending Collateral - 1.1%
1,880,107	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		$1,880,107
	Total Short-Term Investments (cost $1,880,107)		$1,880,107
	Total Investments (cost $151,466,889)	100.0%	$176,333,837
	Other Assets and Liabilities	(0.0)%	(10,198)
	Net Assets	100.0%	$176,323,639
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$174,453,730	$174,453,730	$—	$—
Short-Term Investments	1,880,107	1,880,107	—	—
Total	$176,333,837	$176,333,837	$—	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.4%
	Alabama - 6.9%
$ 4,475,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 5.50%, 04/01/2056	$4,904,068
	Black Belt Energy Gas Dist, AL, Rev
2,680,000	4.00%, 06/01/2051(1)	2,741,618
2,140,000	5.00%, 12/01/2035	2,309,697
685,000	5.25%, 12/01/2053(1)	738,588
635,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(1)	688,949
	Southeast Energy Auth A Cooperative Dist, AL, Rev
4,665,000	5.00%, 10/01/2030	5,064,822
4,505,000	5.00%, 05/01/2055(1)	4,816,919
480,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	492,417
		21,757,078
	Arizona - 0.2%
435,000	Industrial Dev Auth of the City of Tucson, AZ, Rev, (FNMA) 4.63%, 06/01/2044	440,321
	Arkansas - 2.3%
	Arkansas Dev Finance Auth, AR, Rev,
3,105,000	(FHLMC), (FNMA), (GNMA) 5.00%, 07/01/2054	3,291,719
950,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	1,014,109
2,515,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	2,760,805
		7,066,633
	California - 1.2%
210,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(1)	224,310
2,330,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	2,357,177
1,245,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	1,136,040
50,000	Washington Township Health Care Dist, CA, GO, (AG) 4.50%, 08/01/2053	49,743
		3,767,270
	Colorado - 1.6%
50,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	52,452
3,050,000	City & County of Denver, CO, Rev, (FNMA) 4.70%, 10/01/2042	3,261,318
535,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	489,014
1,225,000	Colorado Educational & Cultural Facs Auth, CO, Rev, (BAM) 4.25%, 07/01/2054	1,081,497
240,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	240,232
		5,124,513
	Connecticut - 0.4%
50,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	50,509
1,145,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	1,167,261
		1,217,770
	District of Columbia - 0.8%
2,000,000	Dist of Columbia Housing Finance Agency, DC, Rev, (FNMA) 4.88%, 09/01/2045	2,057,956
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	361,586
		2,419,542
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.4% - (continued)
	Florida - 3.7%
$ 2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	$2,527,013
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	414,340
	Florida Housing Finance Corp., FL, Rev,
30,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	29,769
500,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	494,903
3,160,000	3.15%, 01/01/2044(1)	3,173,012
220,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	221,012
50,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	50,216
1,865,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	1,871,569
2,675,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	2,769,562
		11,551,396
	Georgia - 4.5%
	Main Street Natural Gas, Inc., GA, Rev
485,000	4.00%, 05/01/2052(1)	494,167
1,525,000	5.00%, 12/01/2053(1)	1,633,545
615,000	5.00%, 05/01/2054(1)	664,853
5,535,000	5.00%, 05/01/2055(1)	5,961,382
1,165,000	5.00%, 06/01/2055(1)	1,258,009
3,835,000	Municipal Electric Auth of Georgia, GA, Rev, (BAM) 5.25%, 01/01/2054	3,976,249
		13,988,205
	Hawaii - 0.2%
640,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	678,715
	Idaho - 0.9%
3,095,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 08/15/2050	2,884,514
	Illinois - 1.4%
1,940,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	2,055,229
	Illinois Housing Dev Auth, IL, Rev
105,000	2.80%, 04/01/2029(1)(2)	105,026
300,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	297,004
315,000	3.15%, 08/01/2029(1)	316,535
395,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	398,662
30,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	30,397
1,255,000	Metropolitan Pier & Exposition Auth, IL, Rev 5.00%, 06/15/2053	1,241,710
		4,444,563
	Indiana - 0.8%
1,305,000	Indiana Finance Auth, IN, Rev 5.50%, 10/01/2055	1,382,340
	Indiana Housing & Community Dev Auth, IN, Rev,
505,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	500,329
25,000	(GNMA) 4.00%, 07/01/2048	25,183
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	717,060
		2,624,912
The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.4% - (continued)
	Iowa - 0.2%
	Iowa Finance Auth, IA, Rev,
$ 570,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2047	$564,206
145,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	144,615
15,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	15,104
		723,925
	Kentucky - 2.3%
	Kentucky Public Energy Auth, KY, Rev
2,510,000	5.00%, 01/01/2055(1)	2,704,188
2,285,000	5.25%, 04/01/2054(1)	2,469,517
1,955,000	5.25%, 06/01/2055(1)	2,080,242
		7,253,947
	Louisiana - 0.8%
5,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	5,054
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,216,171
1,255,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	1,294,409
		2,515,634
	Maryland - 0.8%
2,650,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	2,597,529
	Massachusetts - 0.0%
120,000	Commonwealth of Massachusetts, MA, GO 3.00%, 02/01/2048	92,271
	Michigan - 0.7%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF) 4.50%, 05/01/2049	695,821
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	799,168
	Grosse Ile Township School Dist, MI, GO,
90,000	(Q-SBLF) 5.00%, 05/01/2049	93,108
625,000	(Q-SBLF) 5.00%, 05/01/2052	643,203
30,000	Michigan State Housing Dev Auth, MI, Rev 3.75%, 06/01/2050	30,158
		2,261,458
	Mississippi - 0.6%
	Mississippi Home Corp., MS, Rev,
115,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	114,917
1,595,000	(FNMA), (HUD) 4.55%, 04/01/2042	1,633,156
		1,748,073
	Missouri - 1.7%
	Missouri Housing Dev Commission, MO, Rev,
415,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	411,032
260,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	258,993
100,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	100,116
125,000	(FHLMC), (FNMA), (GNMA) 3.88%, 05/01/2050	125,879
50,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	50,469
40,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	40,659
2,345,000	Missouri Joint Municipal Electric Utility Commission, MO, Rev 5.25%, 01/01/2056	2,444,209
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.4% - (continued)
	Missouri - 1.7% - (continued)
$ 385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	$317,764
1,571,613	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	1,622,921
		5,372,042
	Nevada - 0.5%
	Nevada Housing Division, NV, Rev,
570,000	(FHLMC), (FNMA), (GNMA) 4.00%, 04/01/2049	575,516
50,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	50,490
950,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	990,956
		1,616,962
	New Jersey - 0.6%
1,705,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	1,789,134
	New Mexico - 5.0%
	New Mexico Mortgage Finance Auth, NM, Rev,
485,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	480,328
1,225,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	1,211,354
615,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	621,865
1,565,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	1,607,772
7,965,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,696,083
2,975,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(1)	3,172,704
		15,790,106
	New York - 5.1%
1,130,000	City of New York, NY, GO 4.00%, 04/01/2050	1,024,408
1,500,000	New York City Municipal Water Finance Auth, NY, Rev 4.00%, 06/15/2054	1,344,540
225,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.38%, 05/01/2053	217,287
2,000,000	New York Power Auth, NY, Rev 4.00%, 11/15/2054	1,792,821
	New York State Dormitory Auth, NY, Rev
950,000	3.00%, 03/15/2038	886,136
5,000,000	4.00%, 05/01/2054	4,384,303
2,630,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(1)	2,687,799
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
1,560,000	5.00%, 05/15/2053	1,604,291
1,365,000	5.25%, 05/15/2064	1,421,202
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	594,533
		15,957,320
	North Carolina - 0.6%
	Raleigh Housing Auth, NC, Rev
120,000	4.40%, 12/01/2043	120,859
1,680,000	(FNMA) 4.50%, 02/01/2043	1,707,265
		1,828,124
	Ohio - 2.1%
880,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	929,890
	Ohio Housing Finance Agency, OH, Rev
2,600,000	3.15%, 01/01/2044(1)	2,616,307
The accompanying notes are an integral part of these financial statements.

39

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.4% - (continued)
	Ohio - 2.1% - (continued)
$ 640,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	$638,063
20,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	20,222
415,000	(FNMA), (HUD) 4.55%, 04/01/2041	435,984
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(3)	166,481
1,840,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,884,876
		6,691,823
	Oregon - 1.6%
5,000,000	Astoria Hospital Facs Auth, OR, Rev 5.25%, 08/01/2054	4,988,269
	Pennsylvania - 1.3%
460,000	Allegheny County Airport Auth, PA, Rev, (AG) 5.25%, 01/01/2053	479,318
3,500,000	Philadelphia Gas Works Co., PA, Rev, (AG) 5.25%, 08/01/2054	3,664,582
		4,143,900
	Rhode Island - 0.5%
	Rhode Island Health & Educational Building Corp., RI, Rev,
875,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	817,457
630,000	5.25%, 05/15/2054	633,875
		1,451,332
	South Carolina - 2.0%
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(1)	3,371,938
1,435,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	1,513,554
475,000	South Carolina Public Service Auth, SC, Rev, (AG) 5.00%, 12/01/2055	490,088
870,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FNMA) 4.80%, 05/01/2043	916,677
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	51,248
		6,343,505
	Tennessee - 2.8%
960,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	981,965
2,735,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	2,868,463
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	425,171
425,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	438,026
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,805,000	(FNMA) 4.60%, 12/01/2044	1,822,726
10,000	(NPFG) 4.88%, 11/01/2028	10,393
305,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2052	311,786
1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(1)	1,828,514
25,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	25,361
		8,712,405
	Texas - 20.8%
415,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	379,306
	Arlington Higher Education Finance Corp., TX, Rev,
2,000,000	(PSF-GTD) 4.13%, 08/15/2054	1,804,768
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.4% - (continued)
	Texas - 20.8% - (continued)
$ 700,000	(PSF-GTD) 4.25%, 12/01/2048	$666,229
200,000	(PSF-GTD) 4.25%, 12/01/2053	186,501
680,000	(PSF-GTD) 5.00%, 08/15/2033	727,112
200,000	(PSF-GTD) 5.00%, 08/15/2048	207,039
1,840,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,675,575
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	589,892
1,405,000	4.25%, 02/15/2053	1,298,913
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	1,134,068
1,290,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	1,343,242
755,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	778,676
390,000	City of Georgetown Utility System, TX, Rev, (BAM) 5.25%, 08/15/2053	405,204
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	622,352
	Clifton Higher Education Finance Corp., TX, Rev,
545,000	(PSF-GTD) 4.25%, 04/01/2053	509,987
765,000	(PSF-GTD) 4.25%, 08/15/2053	715,122
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	689,186
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	1,082,347
250,000	Community Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	256,278
2,000,000	County of Harris Toll Road, TX, Rev 5.25%, 08/15/2054	2,116,794
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	519,653
4,635,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	4,396,492
540,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	494,199
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	348,241
1,135,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	1,035,333
	Georgetown Independent School Dist, TX, GO,
690,000	(PSF-GTD) 2.50%, 08/15/2037	615,961
970,000	(PSF-GTD) 5.00%, 02/15/2054	1,002,495
1,535,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,395,572
6,505,000	Judson Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2053	6,771,184
1,085,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	991,398
930,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	956,731
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD) 3.00%, 02/15/2051	270,566
1,090,000	(PSF-GTD) 4.00%, 02/15/2048	990,006
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	549,760
	McGregor Independent School Dist, TX, GO,
580,000	(PSF-GTD) 5.00%, 02/15/2049	604,587
4,720,000	(PSF-GTD) 5.00%, 02/15/2054	4,874,904
115,000	Montgomery Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	104,912
580,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	527,317
4,210,000	New Caney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	3,827,596
The accompanying notes are an integral part of these financial statements.

40

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.4% - (continued)
	Texas - 20.8% - (continued)
$ 20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	$20,364
990,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2053	922,355
1,250,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,142,163
575,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	520,420
655,000	Splendora Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	675,017
	Texas Department of Housing & Community Affairs, TX, Rev,
465,000	(GNMA) 3.00%, 01/01/2052	459,983
215,000	(GNMA) 3.50%, 03/01/2051	215,397
65,000	(GNMA) 4.00%, 03/01/2050	66,183
35,000	(GNMA) 4.75%, 03/01/2049	35,380
3,720,000	(GNMA) 5.75%, 01/01/2056	4,133,783
6,120,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	6,621,586
2,065,000	Texas Transportation Commission State Highway 249 System, TX, Rev 5.25%, 10/01/2055	2,186,591
285,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	288,307
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2052	408,588
		65,161,615
	Utah - 1.9%
5,705,000	County of Iron Sales Tax, UT, Rev 5.00%, 10/01/2059	5,866,854
	Virginia - 5.0%
	FHLMC Multifamily VRD Certificates, VA, Rev
8,523,481	4.53%, 11/25/2042(1)	8,304,248
6,905,129	(FHLMC) 4.76%, 08/25/2041(1)	7,080,935
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	329,649
		15,714,832
	Washington - 0.0%
60,000	Washington State Housing Finance Commission, WA, Rev 4.00%, 12/01/2048	60,501
	Wisconsin - 0.6%
1,870,000	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	1,876,925
	Wyoming - 0.0%
30,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	30,225
	Total Municipal Bonds (cost $261,632,079)	$258,554,143
U.S. GOVERNMENT AGENCIES - 4.2%
	Mortgage-Backed Agencies - 4.2%
	Federal Home Loan Mortgage Corp. - 4.2%
4,128,095	4.05%, 08/01/2040	$4,012,898
9,161,843	4.70%, 04/25/2042(1)(4)	9,170,966
	Total U.S. Government Agencies (cost $13,346,567)	$13,183,864
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 0.3%
	U.S. Treasury Securities - 0.3%
	U.S. Treasury Notes - 0.3%
$ 861,000	4.00%, 11/15/2035		$843,377
	Total U.S. Government Securities (cost $845,697)		$843,377
	Total Long-Term Investments (cost $275,824,343)		$272,581,384
SHORT-TERM INVESTMENTS - 11.8%
	U.S. Treasury Securities - 11.8%
	U.S. Treasury Bills - 11.8%
37,300,000	3.56%, 04/16/2026(5)		$37,028,415
	Total Short-Term Investments (cost $37,027,440)		$37,028,415
	Total Investments (cost $312,851,783)	98.7%	$309,609,799
	Other Assets and Liabilities	1.3%	3,962,592
	Net Assets	100.0%	$313,572,391
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $105,000 at January 31, 2026.
(3)	Security is a zero-coupon bond.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of this security was
$9,170,966, representing 2.9% of net assets.

(5)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

41

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$258,554,143	$—	$258,554,143	$—
U.S. Government Agencies	13,183,864	—	13,183,864	—
U.S. Government Securities	843,377	—	843,377	—
Short-Term Investments	37,028,415	—	37,028,415	—
Total	$309,609,799	$—	$309,609,799	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

42

Hartford Strategic Income ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.8%
	Asset-Backed - Automobile - 2.5%
$ 548,670	Ally Auto Receivables Trust 3.45%, 06/15/2027	$548,564
598,373	Ally Bank Auto Credit-Linked Notes 6.94%, 06/15/2033(1)	600,490
1,130,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	1,139,517
407,575	Avid Automobile Receivables Trust 7.80%, 07/15/2032	409,908
	Avis Budget Rental Car Funding AESOP LLC
1,500,000	7.31%, 06/20/2029(1)	1,540,581
100,000	7.32%, 02/20/2028(1)	101,248
100,000	7.35%, 04/20/2028(1)	101,320
1,035,000	7.59%, 04/20/2029(1)	1,067,881
183,193	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	183,502
630,000	Enterprise Fleet Financing LLC 5.06%, 03/20/2031(1)	644,078
1,145,000	Exeter Automobile Receivables Trust 4.67%, 08/15/2028	1,146,505
180,000	Exeter Select Automobile Receivables Trust 6.87%, 02/15/2033(1)	176,508
	GM Financial Consumer Automobile Receivables Trust
980,000	3.77%, 03/16/2029	980,255
205,000	4.73%, 08/16/2030	208,875
216,667	Hertz Vehicle Financing III LLC 9.13%, 06/25/2027(1)	218,356
	Hertz Vehicle Financing LLC
250,000	5.16%, 06/26/2028(1)	246,985
358,000	6.78%, 09/25/2028(1)	360,261
150,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	142,756
	Santander Bank Auto Credit-Linked Notes
725,000	7.34%, 01/16/2034(1)	726,559
500,207	10.17%, 06/15/2032(1)	515,816
44,676	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	45,680
514,177	SFS Auto Receivables Securitization Trust 5.33%, 11/20/2029(1)	520,184
2,460,000	Toyota Auto Receivables Owner Trust 3.80%, 12/15/2028	2,460,934
456,007	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	460,764
		14,547,527
	Asset-Backed - Home Equity - 0.1%
250,000	Point Securitization Trust 7.00%, 09/25/2055(1)(2)	248,175
	Commercial Mortgage-Backed Securities - 3.7%
130,000	280 Park Avenue Mortgage Trust 6.09%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(3)	128,863
95,000	ALA Trust 6.77%, 06/15/2040, 1 mo. USD Term SOFR + 3.09%(1)(3)	95,512
605,000	ARZ Trust 8.27%, 06/11/2039(1)	627,664
640,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	591,323
220,000	BOCA Commercial Mortgage Trust 6.18%, 12/15/2042, 1 mo. USD Term SOFR + 2.50%(1)(3)	221,375
	BPR Trust
30,000	5.85%, 11/05/2041(1)(3)	28,957
370,000	8.34%, 10/05/2038(1)(3)	382,970
555,000	BX Trust 7.63%, 12/15/2042, 1 mo. USD Term SOFR + 3.95%(1)(3)	559,604
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.8% - (continued)
	Commercial Mortgage-Backed Securities - 3.7% - (continued)
$ 75,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	$58,640
	Commercial Mortgage Trust
1,327,000	4.43%, 02/10/2048(1)(3)	1,220,853
314,000	7.93%, 12/10/2041(1)(3)	317,557
60,000	CSAIL Commercial Mortgage Trust 4.13%, 08/15/2048(3)	54,751
	DC Trust
200,000	8.48%, 04/13/2040(1)(3)	199,011
85,000	10.31%, 04/13/2040(1)(3)	84,731
	Extended Stay America Trust
645,000	7.42%, 02/15/2043, 1 mo. USD Term SOFR + 3.75%(1)(3)	651,450
745,000	7.78%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(3)	754,312
215,000	GS Mortgage Securities Corp. II 7.53%, 03/10/2041(1)(3)	222,461
117,947	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	104,855
	GS Mortgage Securities Trust
550,260	2.75%, 05/10/2049(1)	478,834
52,661	4.57%, 02/10/2048(1)(3)	50,423
102,438	HIH Trust 7.87%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(3)	103,047
	HTL Commercial Mortgage Trust
255,000	8.20%, 05/10/2039(1)(3)	260,856
745,000	10.26%, 05/10/2039(1)(3)	768,598
100,000	11.93%, 05/10/2039(1)(3)	102,994
	JP Morgan Chase Commercial Mortgage Securities Trust
800,000	3.61%, 12/15/2047(1)(3)	749,000
320,660	4.97%, 12/15/2046(1)(3)	303,026
	JPMBB Commercial Mortgage Securities Trust
205,000	3.78%, 10/15/2048(1)(3)	187,175
275,000	4.04%, 09/15/2047(1)(3)	251,873
240,000	4.12%, 11/15/2047(3)	226,920
610,000	4.51%, 09/15/2047(3)	576,450
465,000	JPMDB Commercial Mortgage Securities Trust 3.99%, 06/15/2049(3)	418,914
1,410,000	MAD Commercial Mortgage Trust 6.57%, 10/15/2042(1)(3)	1,440,708
	Morgan Stanley Bank of America Merrill Lynch Trust
800,000	3.79%, 05/15/2046(1)(3)	735,694
267,000	4.17%, 11/15/2052(3)	235,725
125,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	117,350
270,000	NYC Commercial Mortgage Trust 7.22%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(3)	269,699
750,000	RFR Trust 7.27%, 03/11/2041(1)(3)	773,657
1,510,000	ROCK Trust 8.82%, 11/13/2041(1)	1,605,252
140,000	TEXAS Commercial Mortgage Trust 6.77%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(3)	140,700
	Wells Fargo Commercial Mortgage Trust
625,000	4.41%, 10/15/2049(3)	584,505
1,645,000	4.88%, 01/15/2059(3)	1,487,919
195,000	Willowbrook Mall 6.08%, 03/05/2035(1)(3)	187,059
325,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	265,037
	X-Caliber Funding LLC
560,000	6.67%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(3)	560,125
The accompanying notes are an integral part of these financial statements.

43

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.8% - (continued)
	Commercial Mortgage-Backed Securities - 3.7% - (continued)
$ 1,900,000	6.80%, 12/06/2028, 1 mo. USD Term SOFR + 3.15%(1)(3)(4)	$1,900,000
100,000	8.25%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(3)	100,469
		21,186,898
	Other Asset-Backed Securities - 5.1%
	Affirm Asset Securitization Trust
850,000	7.35%, 09/15/2029(1)	854,687
850,000	9.17%, 02/15/2029(1)	852,616
150,000	AGL CLO 16 Ltd. 8.32%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(3)	137,403
100,000	AMSR Trust 3.66%, 06/17/2042(1)	89,107
305,000	Apidos CLO LIII Ltd. 10.10%, 07/20/2038, 3 mo. USD Term SOFR + 6.43%(1)(3)	313,072
	Avtech Equipment Receivables Funding LLC
750,000	5.67%, 02/15/2033(1)	749,907
1,035,000	7.71%, 02/15/2033(1)	1,034,807
1,515,000	Bain Capital Credit CLO Ltd. 10.02%, 01/24/2037, 3 mo. USD Term SOFR + 6.35%(1)(3)	1,515,315
345,000	Ballyrock CLO 29 Ltd. 3.68%, 07/25/2038(1)(3)	250,973
305,000	Battalion CLO XV Ltd. 6.92%, 01/17/2033, 3 mo. USD Term SOFR + 3.25%(1)(3)	295,706
430,000	Carlyle Global Market Strategies CLO Ltd. 9.92%, 04/20/2034, 3 mo. USD Term SOFR + 6.25%(1)(3)	430,073
525,000	Carlyle U.S. CLO Ltd. 11.23%, 07/20/2037, 3 mo. USD Term SOFR + 7.56%(1)(3)	530,889
144,282	ECAF I Ltd. 4.95%, 06/15/2040(1)	133,822
1,300,000	Elmwood CLO 20 Ltd. 8.43%, 01/20/2039, 3 mo. USD Term SOFR + 4.75%(1)(3)	1,300,000
450,000	Galaxy XXII CLO Ltd. 8.93%, 04/16/2034, 3 mo. USD Term SOFR + 5.25%(1)(3)	450,628
22,447	HINNT LLC 8.00%, 03/15/2043(1)	22,055
	Home Re Ltd.
1,245,000	7.08%, 01/25/2036, 30 day USD SOFR Average + 2.60%(1)(3)	1,251,599
950,000	7.93%, 01/25/2036, 30 day USD SOFR Average + 3.20%(1)(3)	953,289
110,604	8.30%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(3)	112,959
117,504	9.20%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(3)	120,749
148,214	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	138,579
1,500,000	Invesco CLO Ltd. 6.83%, 07/15/2034, 3 mo. USD Term SOFR + 3.16%(1)(3)	1,500,018
1,792,000	Kubota Credit Owner Trust 5.19%, 05/15/2030(1)	1,839,850
1,500,000	Madison Park Funding XXIX Ltd. 6.57%, 03/25/2038, 3 mo. USD Term SOFR + 2.90%(1)(3)	1,503,996
265,000	Magnetite LII Ltd. 3.68%, 01/25/2039(1)(3)	239,026
3,032,233	MMAF Equipment Finance LLC 5.54%, 12/13/2029(1)	3,070,053
750,000	Neuberger Berman Loan Advisers CLO 27 Ltd. 6.77%, 07/15/2038, 3 mo. USD Term SOFR + 3.10%(1)(3)	753,107
500,000	NMEF Funding LLC 7.66%, 01/18/2033(1)	509,552
250,000	OCP CLO Ltd. 8.07%, 07/20/2037, 3 mo. USD Term SOFR + 4.40%(1)(3)	250,999
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.8% - (continued)
	Other Asset-Backed Securities - 5.1% - (continued)
$ 2,100,000	OneMain Financial Issuance Trust 3.14%, 10/14/2036(1)	$2,071,797
	Palmer Square CLO Ltd.
1,500,000	6.12%, 04/20/2038, 3 mo. USD Term SOFR + 2.45%(1)(3)	1,504,680
1,505,000	8.08%, 04/20/2039, 3 mo. USD Term SOFR + 4.40%(1)(3)	1,507,101
270,000	10.61%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(3)	269,319
135,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	137,536
510,000	Rad CLO 12 Ltd. 10.32%, 07/30/2040, 3 mo. USD Term SOFR + 6.65%(1)(3)	511,644
505,000	Southwick Park CLO LLC 9.92%, 07/20/2032, 3 mo. USD Term SOFR + 6.25%(1)(3)	499,331
100,000	Tricon Residential Trust 4.13%, 07/17/2038(1)	99,104
1,295,000	Trimaran CAVU Ltd. 9.08%, 01/20/2039, 3 mo. USD Term SOFR + 5.40%(1)(3)	1,296,807
25,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	25,858
290,000	Whetstone Park CLO Ltd. 10.08%, 01/20/2035, 3 mo. USD Term SOFR + 6.41%(1)(3)	283,198
		29,411,211
	Whole Loan Collateral CMO - 5.4%
	Angel Oak Mortgage Trust
50,000	2.48%, 05/25/2066(1)(3)	38,461
135,000	4.09%, 01/25/2067(1)(3)	114,303
1,460,000	CHNGE Mortgage Trust 5.82%, 06/25/2067(1)(2)	1,455,465
1,530,000	CSMC Trust 4.46%, 05/25/2065(1)(3)	1,439,326
	Federal National Mortgage Association Connecticut Avenue Securities Trust
15,000	7.60%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(3)	15,843
800,000	9.20%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(3)	826,309
2,080,000	9.70%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	2,145,166
1,330,000	9.70%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	1,380,120
560,000	9.90%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(3)	578,140
1,639,000	10.70%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(3)	1,746,863
3,822,909	13.06%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(3)	4,035,898
1,100,000	13.20%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(3)	1,193,073
1,000,000	13.55%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(3)	1,093,368
575,000	14.30%, 05/25/2042, 30 day USD SOFR Average + 10.60%(1)(3)	639,553
24,347	15.56%, 08/25/2028, 30 day USD SOFR Average + 11.86%(3)	24,500
1,181,834	15.70%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(3)	1,341,106
	Imperial Fund Mortgage Trust
650,000	4.08%, 02/25/2067(1)(3)	515,162
390,000	4.10%, 01/25/2057(1)(3)	317,130
1,150,000	4.41%, 05/25/2067(1)(3)	970,133
	Pretium Mortgage Credit Partners LLC
912,000	3.85%, 09/25/2069(1)(2)	810,355
298,000	4.15%, 01/25/2070(1)(2)	263,851
The accompanying notes are an integral part of these financial statements.

44

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.8% - (continued)
	Whole Loan Collateral CMO - 5.4% - (continued)
$ 445,000	6.41%, 02/25/2056(1)(2)	$445,120
440,000	6.54%, 01/25/2056(1)(2)	440,006
550,000	6.78%, 12/25/2055(1)(2)	550,592
327,000	6.78%, 12/25/2055(1)(2)	326,366
390,000	6.90%, 11/25/2055(1)(2)	389,824
150,000	7.02%, 10/25/2055(1)(2)	149,720
320,000	7.26%, 10/25/2055(1)(2)	319,998
240,000	7.51%, 08/25/2055(1)(2)	240,663
155,000	7.99%, 08/25/2055(1)(2)	155,533
160,000	8.23%, 03/25/2055(1)(2)	160,286
165,000	8.35%, 07/25/2055(1)(2)	165,574
100,000	8.59%, 12/25/2054(1)(2)	100,056
145,000	8.72%, 05/25/2055(1)(2)	146,004
765,000	8.84%, 04/25/2055(1)(2)	768,274
175,000	8.96%, 10/25/2054(1)(2)	175,238
	PRPM LLC
255,000	3.00%, 05/25/2055(1)(2)	230,467
1,100,000	7.20%, 10/25/2030(1)(2)	1,100,089
100,000	7.45%, 08/25/2030(1)(2)	100,273
145,000	8.47%, 04/25/2030(1)(2)	144,743
100,000	8.60%, 11/25/2029(1)(2)	100,094
100,000	8.84%, 11/25/2029(1)(2)	99,953
605,000	9.56%, 05/25/2030(1)(2)	605,397
430,000	RCO IX Mortgage LLC 9.13%, 04/25/2030(1)(2)	429,674
100,000	RCO VIII Mortgage LLC 8.84%, 05/25/2030(1)(2)	99,964
310,000	SG Residential Mortgage Trust 3.97%, 03/27/2062(1)(3)	224,974
1,555,000	Spruce Hill Mortgage Loan Trust 3.83%, 01/28/2050(1)(3)	1,509,943
135,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(3)	99,705
452,489	VOLT CII LLC 8.21%, 08/25/2051(1)(2)	452,553
293,943	VOLT CVI LLC 9.44%, 12/26/2051(1)(2)	294,331
		30,969,539
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $96,150,032)	$96,363,350
CONVERTIBLE BONDS - 6.5%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
505,000	3.63%, 10/15/2030	$476,923
39,000	4.63%, 03/15/2029	41,120
		518,043
	Biotechnology - 0.6%
365,000	Alnylam Pharmaceuticals, Inc. 0.00%, 09/15/2028(1)(5)	340,307
270,000	BioMarin Pharmaceutical, Inc. 1.25%, 05/15/2027	261,469
	Bridgebio Pharma, Inc.
109,000	0.75%, 02/01/2033(1)	111,180
195,000	1.75%, 03/01/2031(1)	338,812
	Cytokinetics, Inc.
325,000	1.75%, 10/01/2031(1)	410,109
210,000	3.50%, 07/01/2027	301,219
279,000	Immunocore Holdings PLC 2.50%, 02/01/2030	250,415
	Ionis Pharmaceuticals, Inc.
717,000	0.00%, 12/01/2030(1)(5)	792,349
287,000	1.75%, 06/15/2028	470,613
		3,276,473
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.5% - (continued)
	Chemicals - 0.2%
$ 1,400,000	Sasol Financing USA LLC 4.50%, 11/08/2027(6)	$1,350,300
	Commercial Banks - 0.1%
EUR 800,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.55%, 12/15/2050, 3 mo. EURIBOR + 4.50%(3)	646,173
	Commercial Services - 0.1%
$ 30,000	Block, Inc. 0.25%, 11/01/2027	27,810
208,000	Global Payments, Inc. 1.50%, 03/01/2031	183,976
EUR 100,000	Nexi SpA 1.75%, 04/24/2027(6)	116,223
		328,009
	Diversified Financial Services - 0.1%
	Coinbase Global, Inc.
$ 763,000	0.00%, 10/01/2032(1)(5)	646,572
119,000	0.25%, 04/01/2030	115,891
		762,463
	Electric - 0.6%
910,000	PG&E Corp. 4.25%, 12/01/2027	924,105
555,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	561,962
921,000	Southern Co. 3.25%, 06/15/2028(1)	921,461
	WEC Energy Group, Inc.
82,000	3.38%, 06/01/2028(1)	83,927
942,000	4.38%, 06/01/2029	1,128,868
		3,620,323
	Energy-Alternate Sources - 0.1%
729,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	646,987
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	11,997
		658,984
	Healthcare - Products - 0.4%
485,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	461,720
689,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	787,527
759,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029(1)	877,025
200,000	Qiagen NV 2.50%, 09/10/2031(6)	232,429
110,000	Tempus AI, Inc. 0.75%, 07/15/2030(1)	119,186
		2,477,887
	Home Builders - 0.2%
1,341,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,360,787
	Insurance - 0.1%
HKD 2,000,000	China Pacific Insurance Group Co. Ltd. 0.00%, 09/18/2030(5)(6)	289,896
	Internet - 0.4%
	Alibaba Group Holding Ltd.
$ 590,000	0.00%, 09/15/2032(5)(6)	660,071
45,000	0.50%, 06/01/2031	78,840
1,061,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(5)	1,061,530
175,000	JD.com, Inc. 0.25%, 06/01/2029	175,875
247,000	Uber Technologies, Inc. 0.88%, 12/01/2028	316,415
207,000	Wix.com Ltd. 0.00%, 09/15/2030(1)(5)	182,367
		2,475,098
	Investment Company Security - 0.3%
848,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	1,148,531
	IREN Ltd.
65,000	0.00%, 07/01/2031(1)(5)	59,963
The accompanying notes are an integral part of these financial statements.

45

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.5% - (continued)
	Investment Company Security - 0.3% - (continued)
$ 220,000	1.00%, 06/01/2033(1)	$269,390
290,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(5)	272,774
		1,750,658
	IT Services - 0.4%
200,000	CyberArk Software Ltd. 0.00%, 06/15/2030(1)(5)	210,500
20,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	112,970
830,000	Parsons Corp. 2.63%, 03/01/2029	888,335
49,000	Seagate HDD Cayman 3.50%, 06/01/2028	243,015
	Super Micro Computer, Inc.
587,000	0.00%, 06/15/2030(1)(5)	506,455
53,000	3.50%, 03/01/2029	48,368
284,000	Zscaler, Inc. 0.00%, 07/15/2028(1)(5)	264,022
		2,273,665
	Leisure Time - 0.3%
	NCL Corp. Ltd.
653,000	0.75%, 09/15/2030(1)	635,453
822,000	0.88%, 04/15/2030(1)	909,132
		1,544,585
	Lodging - 0.3%
1,600,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	1,619,997
	Machinery - Construction & Mining - 0.0%
88,000	BWX Technologies, Inc. 0.00%, 11/01/2030(1)(5)	90,728
	Miscellaneous Manufacturing - 0.1%
555,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	595,237
	Oil & Gas Services - 0.1%
195,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	239,948
	Pharmaceuticals - 0.2%
200,000	Jazz Investments I Ltd. 3.13%, 09/15/2030(7)	260,400
688,000	Zoetis, Inc. 0.25%, 06/15/2029(1)	703,480
		963,880
	Real Estate - 0.0%
208,000	Compass, Inc. 0.25%, 04/15/2031(1)	223,861
	Real Estate Investment Trusts - 0.6%
1,506,000	Boston Properties LP 2.00%, 10/01/2030(1)	1,429,947
1,000,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	1,007,500
265,000	Realty Income Corp. 3.50%, 01/15/2029(1)	269,382
	Rexford Industrial Realty LP
618,000	4.13%, 03/15/2029(1)	621,028
138,000	4.38%, 03/15/2027(1)	138,069
		3,465,926
	Semiconductors - 0.3%
665,000	ON Semiconductor Corp. 0.50%, 03/01/2029	649,559
	Semtech Corp.
859,000	0.00%, 10/15/2030(1)(5)	966,234
19,000	1.63%, 11/01/2027	41,572
		1,657,365
	Software - 0.8%
	Cloudflare, Inc.
40,000	0.00%, 08/15/2026(5)	43,928
1,185,000	0.00%, 06/15/2030(1)(5)	1,247,923
1,140,000	Datadog, Inc. 0.00%, 12/01/2029(5)	1,121,190
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.5% - (continued)
	Software - 0.8% - (continued)
$ 722,000	Guidewire Software, Inc. 1.25%, 11/01/2029	$698,174
1,120,000	Nutanix, Inc. 0.50%, 12/15/2029	1,018,080
134,000	Snowflake, Inc. 0.00%, 10/01/2029(5)	188,538
15,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	14,910
423,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(5)	475,362
		4,808,105
	Telecommunications - 0.1%
372,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	506,738
	Total Convertible Bonds (cost $36,931,823)	$37,505,129
CORPORATE BONDS - 31.4%
	Advertising - 0.0%
60,000	Neptune Bidco U.S., Inc. 9.50%, 02/15/2033(1)	$61,096
	Aerospace & Defense - 0.0%
20,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	20,540
	Agriculture - 0.2%
53,000	BAT Capital Corp. 5.63%, 08/15/2035(7)	55,038
	MHP Lux SA
825,000	6.25%, 09/19/2029(6)	750,240
430,000	10.50%, 07/28/2029(1)	442,479
		1,247,757
	Airlines - 0.1%
340,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	341,485
25,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	26,731
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
150,000	6.38%, 02/01/2030(1)(7)	142,315
225,000	9.50%, 06/01/2028(1)	234,075
		744,606
	Apparel - 0.1%
210,809	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(8)	231,962
419,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	446,743
		678,705
	Auto Manufacturers - 0.1%
25,000	Ford Motor Co. 3.25%, 02/12/2032	22,208
350,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(3)(7)(9)	351,713
		373,921
	Auto Parts & Equipment - 0.1%
112,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	115,923
EUR 500,000	ZF Europe Finance BV 7.00%, 06/12/2030(6)	634,033
		749,956
	Beverages - 0.0%
$ 205,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(6)	203,908
The accompanying notes are an integral part of these financial statements.

46

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Biotechnology - 0.2%
$ 1,130,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(6)	$1,147,427
200,000	Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032(1)	205,008
		1,352,435
	Chemicals - 1.4%
2,560,000	Celanese U.S. Holdings LLC 7.38%, 02/15/2034(7)	2,605,010
	GC Treasury Center Co. Ltd.
695,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(3)(6)(9)	701,908
200,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(3)(9)	201,988
400,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(3)(9)	410,444
810,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(6)	793,271
3,958,000	Tronox, Inc. 4.63%, 03/15/2029(1)(7)	3,042,248
		7,754,869
	Commercial Banks - 4.1%
	Abanca Corp. Bancaria SA
EUR 200,000	4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(3)(6)	247,069
200,000	6.13%, 09/19/2031, (6.13% fixed rate until 09/19/2031; 5 yr. EURIBOR ICE Swap + 3.89% thereafter)(3)(6)(9)	245,492
	AIB Group PLC
$ 850,000	5.32%, 05/15/2031, (5.32% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(3)	878,276
EUR 225,000	6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(3)(6)(9)	277,116
GBP 400,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(3)(6)	551,364
EUR 500,000	Arbejdernes Landsbank AS 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(3)	603,439
1,300,000	Banca Transilvania SA 7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(3)(6)(9)	1,599,129
	Banco Santander SA
$ 600,000	4.55%, 11/06/2030	600,503
EUR 200,000	6.00%, 01/02/2031, (6.00% fixed rate until 01/02/2031; 5 yr. EURIBOR ICE Swap + 3.82% thereafter)(3)(6)(9)	248,637
	Bank of America Corp.
$ 45,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(3)	39,493
32,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(3)	32,659
20,000	6.25%, 07/26/2030, (6.25% fixed rate until 07/26/2030; 5 yr. USD CMT + 2.35% thereafter)(3)(9)	20,357
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Commercial Banks - 4.1% - (continued)
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(3)(6)(9)	$275,609
	Bank of New York Mellon Corp.
$ 50,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(3)	50,054
20,000	5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(3)	20,831
40,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(3)	42,368
EUR 400,000	Barclays PLC 6.13%, 12/15/2035, (6.13% fixed rate until 12/15/2035; 5 yr. EURIBOR ICE Swap + 3.56% thereafter)(3)(6)(9)	483,712
400,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(3)(6)(9)	510,501
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
$ 418,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(3)(6)	456,477
610,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(3)(6)	678,243
221,000	BNP Paribas SA 8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(3)(9)	236,645
250,000	BPCE SA 7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(3)	278,156
EUR 200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(3)(6)(9)	263,243
500,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(3)(6)	598,018
	Citigroup, Inc.
$ 157,000	6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(3)(7)(9)	159,869
169,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(3)(9)	177,204
EUR 100,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(3)(6)(9)	128,523
	Erste Group Bank AG
200,000	6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(3)(6)(9)	251,909
200,000	7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41% thereafter)(3)(6)(9)	260,445
	Eurobank SA
475,000	4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(3)(6)	570,030
The accompanying notes are an integral part of these financial statements.

47

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Commercial Banks - 4.1% - (continued)
EUR 200,000	6.25%, 11/10/2033, (6.25% fixed rate until 11/10/2033; 5 yr. EURIBOR ICE Swap + 3.79% thereafter)(3)(6)(9)	$238,931
$ 698,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	769,461
	Goldman Sachs Group, Inc.
93,000	3.65%, 08/10/2026, (3.65% fixed rate until 08/10/2026; 5 yr. USD CMT + 2.92% thereafter)(3)(9)	92,165
163,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(3)(9)	172,412
	Golomt Bank
400,000	11.00%, 05/20/2027(1)	415,506
200,000	11.00%, 05/20/2027(6)	208,014
425,000	HSBC Holdings PLC 4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(3)	426,797
	Ibercaja Banco SA
EUR 200,000	4.13%, 08/18/2036, (4.13% fixed rate until 05/18/2031; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(3)(6)	242,041
200,000	9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(3)(6)(9)	261,482
	Intesa Sanpaolo SpA
$ 425,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(3)	407,361
EUR 200,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(3)(6)(9)	252,069
$ 200,000	7.80%, 11/28/2053(1)	246,027
425,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(3)	504,497
	JP Morgan Chase & Co.
16,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(3)	16,148
48,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(3)	48,368
10,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(3)	10,273
EUR 500,000	Jyske Bank AS 3.50%, 11/19/2031, (3.50% fixed rate until 11/19/2030; 1 yr. EURIBOR ICE Swap + 1.27% thereafter)(3)(6)	601,106
$ 200,000	Lloyds Banking Group PLC 6.75%, 09/27/2031, (6.75% fixed rate until 09/27/2031; 5 yr. USD CMT + 3.15% thereafter)(3)(7)(9)	208,035
	Metro Bank Holdings PLC
GBP 500,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(3)(6)	783,890
525,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(3)(6)(9)	849,211
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Commercial Banks - 4.1% - (continued)
EUR 1,600,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(3)(6)(9)	$1,936,655
200,000	Piraeus Bank SA 6.75%, 12/30/2030, (6.75% fixed rate until 12/30/2030; 5 yr. EURIBOR ICE Swap + 4.60% thereafter)(3)(6)(9)	249,051
	Societe Generale SA
$ 200,000	5.38%, 11/18/2030, (5.38% fixed rate until 11/18/2030; 5 yr. USD CMT + 4.51% thereafter)(3)(6)(9)	194,440
200,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(1)(3)	200,934
EUR 200,000	6.13%, 03/17/2032, (6.13% fixed rate until 03/17/2032; 5 yr. EURIBOR ICE Swap + 3.78% thereafter)(3)(6)(9)	245,738
$ 200,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(3)(9)	222,590
EUR 300,000	Spar Nord Bank AS 4.13%, 10/01/2030, (4.13% fixed rate until 10/01/2029; 1 yr. EURIBOR ICE Swap + 1.85% thereafter)(3)(6)	367,979
$ 1,926,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(6)	1,926,853
400,000	UBS Group AG 9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(3)(9)	467,832
	Unicaja Banco SA
EUR 100,000	0.25%, 09/25/2029(6)	109,421
200,000	4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 yr. EUR Swap + 5.02% thereafter)(3)(6)(9)	240,574
$ 89,000	Wells Fargo & Co. 3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(3)(9)	88,901
		23,790,133
	Commercial Services - 0.2%
225,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)	231,464
GBP 100,000	BCP V Modular Services Finance II PLC 6.13%, 11/30/2028(6)	131,715
$ 59,000	Block, Inc. 3.50%, 06/01/2031	55,175
303,000	Deluxe Corp. 8.13%, 09/15/2029(1)	317,935
13,000	Massachusetts Institute of Technology 5.60%, 07/01/2111	12,860
EUR 415,000	Verisure Midholding AB 5.25%, 02/15/2029(6)	494,337
		1,243,486
	Construction Materials - 0.4%
	Cemex SAB de CV
$ 1,234,000	7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(3)(9)	1,293,849
315,000	7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(3)(6)(9)	330,278
	CP Atlas Buyer, Inc.
172,000	9.75%, 07/15/2030(1)	178,902
The accompanying notes are an integral part of these financial statements.

48

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Construction Materials - 0.4% - (continued)
$ 444,549	12.75%, 01/15/2031(1)(8)	$409,588
70,000	JH North America Holdings, Inc. 5.88%, 01/31/2031(1)	71,192
		2,283,809
	Diversified Financial Services - 4.4%
317,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(3)(9)	314,049
57,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(3)(9)	56,923
2,445,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(3)(7)	2,509,528
30,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	31,436
	CrossCountry Intermediate HoldCo LLC
953,000	6.50%, 10/01/2030(1)	967,285
3,633,000	6.75%, 12/01/2032(1)	3,662,869
464,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	494,287
	Freedom Mortgage Holdings LLC
296,000	6.88%, 05/01/2031(1)	293,743
207,000	7.88%, 04/01/2033(1)	211,148
1,305,000	8.38%, 04/01/2032(1)	1,365,134
226,000	9.13%, 05/15/2031(1)	238,943
	goeasy Ltd.
160,000	6.88%, 05/15/2030(1)	152,171
1,681,000	6.88%, 02/15/2031(1)	1,580,078
311,000	7.38%, 10/01/2030(1)	300,064
280,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	279,615
2,304,000	LFS Topco LLC 8.75%, 07/15/2030(1)	2,315,283
200,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	200,374
	Muangthai Capital PCL
750,000	7.55%, 07/21/2030(1)	777,592
545,000	7.55%, 07/21/2030(6)	565,053
	Muthoot Finance Ltd.
580,000	6.38%, 03/02/2030(1)	594,955
260,000	6.38%, 03/02/2030(6)	266,704
270,000	7.13%, 02/14/2028(6)	276,544
2,160,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,244,210
200,000	Rfna LP 7.88%, 02/15/2030(1)	201,466
148,000	Rocket Cos., Inc. 6.38%, 08/01/2033(1)	153,544
810,000	Sammaan Capital Ltd. 7.50%, 10/16/2030(1)	815,917
2,500,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	2,597,100
1,605,000	Velocity Commercial Capital LLC 9.38%, 02/15/2031(1)	1,629,075
		25,095,090
	Electric - 3.3%
475,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(6)	444,903
830,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	830,000
186,702	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(6)	175,873
15,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(3)	15,003
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Electric - 3.3% - (continued)
$ 596,946	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(6)	$652,651
	Bulgarian Energy Holding EAD
EUR 1,049,000	2.45%, 07/22/2028(6)	1,205,880
220,000	4.25%, 06/19/2030(6)	261,213
$ 91,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(3)	89,889
1,275,000	Diamond II Ltd. 7.95%, 07/28/2026(1)	1,274,691
	Dominion Energy, Inc.
241,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(3)(9)	239,270
40,000	4.60%, 05/15/2028	40,498
150,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(3)	156,216
10,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(3)	10,814
	Eastern European Electric Co. BV
EUR 948,000	6.50%, 05/15/2030(1)	1,185,597
790,000	6.50%, 05/15/2030(6)	987,997
	Edison International
$ 261,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(3)	271,843
1,418,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(3)	1,467,460
442,000	Emera, Inc. 6.75%, 06/15/2076, 3 mo. USD Term SOFR + 5.44%(3)	445,019
EUR 625,000	Energo - Pro as 8.00%, 05/27/2030(6)	789,900
	Energo-Pro AS
555,000	6.45%, 04/15/2031(6)	656,389
1,240,000	8.00%, 05/27/2030(1)	1,567,161
$ 338,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(3)	355,504
	GDZ Elektrik Dagitim AS
1,476,000	9.00%, 10/15/2029(1)	1,475,950
1,190,000	9.00%, 10/15/2029(6)	1,190,028
39,505	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	37,748
1,080,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	1,070,220
256,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(3)	261,900
	Southern California Edison Co.
55,000	5.25%, 03/15/2030	56,477
25,000	6.20%, 09/15/2055	25,177
735,000	Termocandelaria Power SA 7.75%, 09/17/2031(6)	762,430
	Virginia Electric & Power Co.
40,000	4.20%, 05/15/2045	32,974
5,000	5.60%, 09/15/2055	4,865
171,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	173,191
	Zorlu Enerji Elektrik Uretim AS
650,000	11.00%, 04/23/2030(1)	605,583
390,000	11.00%, 04/23/2030(6)	363,376
		19,183,690
The accompanying notes are an integral part of these financial statements.

49

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Energy-Alternate Sources - 0.3%
	FS Luxembourg SARL
$ 550,000	8.13%, 02/11/2036(1)	$538,546
495,000	8.63%, 06/25/2033(1)	511,266
375,000	8.63%, 06/25/2033(6)	387,322
		1,437,134
	Engineering & Construction - 0.1%
685,000	Corp. Quiport SA 9.00%, 12/15/2037(1)	737,373
	Entertainment - 0.4%
EUR 1,525,000	888 Acquisitions Ltd. 8.00%, 09/30/2031(6)(7)	1,563,903
$ 194,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	197,281
400,000	Motion Finco SARL 8.38%, 02/15/2032(1)	344,670
		2,105,854
	Food - 0.6%
	Bellis Acquisition Co. PLC
EUR 1,385,000	8.00%, 07/01/2031(6)(7)	1,559,317
530,000	8.00%, 07/01/2031(1)	596,706
GBP 400,000	8.13%, 05/14/2030(6)	501,641
$ 770,000	BRF SA 5.75%, 09/21/2050(6)	637,889
20,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.38%, 04/15/2066	20,217
70,000	Mars, Inc. 5.00%, 03/01/2032(1)	71,934
EUR 100,000	Picard Groupe SAS 6.38%, 07/01/2029(1)	123,667
		3,511,371
	Forest Products & Paper - 0.2%
$ 1,439,000	Mercer International, Inc. 12.88%, 10/01/2028(1)(7)	1,052,074
	Gas - 0.1%
381,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(3)	396,256
	Hand/Machine Tools - 0.0%
EUR 200,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(6)	237,587
	Healthcare - Products - 0.0%
$ 150,000	Insulet Corp. 6.50%, 04/01/2033(1)	156,106
	Healthcare - Services - 0.7%
15,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)(7)	14,817
	CHS/Community Health Systems, Inc.
405,000	4.75%, 02/15/2031(1)	363,304
2,313,000	6.88%, 04/15/2029(1)(7)	2,126,919
830,000	9.75%, 01/15/2034(1)	865,344
364,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	384,192
		3,754,576
	Insurance - 1.3%
	Acrisure LLC/Acrisure Finance, Inc.
39,000	6.75%, 07/01/2032(1)	39,983
70,000	8.25%, 02/01/2029(1)	72,580
1,145,000	8.50%, 06/15/2029(1)	1,197,373
295,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	305,389
396,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(3)	399,924
200,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	206,244
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Insurance - 1.3% - (continued)
	Asurion LLC & Asurion Co-Issuer, Inc.
$ 312,000	8.00%, 12/31/2032(1)	$325,979
1,320,000	8.38%, 02/01/2034(1)	1,334,467
	Athene Global Funding
47,000	4.95%, 01/07/2027(1)	47,388
35,000	5.35%, 07/09/2027(1)	35,589
20,000	5.68%, 02/23/2026(1)	20,020
EUR 200,000	BNP Paribas Cardif SA 6.00%, 11/07/2035, (6.00% fixed rate until 11/07/2035; 5 yr. EURIBOR ICE Swap + 3.37% thereafter)(3)(6)(9)	241,221
	Global Atlantic Fin Co.
$ 352,000	7.25%, 03/01/2056, (7.25% fixed rate until 03/01/2031; 5 yr. USD CMT + 3.55% thereafter)(1)(3)	354,886
254,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(3)	262,542
800,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	815,150
	HUB International Ltd.
38,000	5.63%, 12/01/2029(1)	37,960
65,000	7.38%, 01/31/2032(1)	68,088
	Liberty Mutual Group, Inc.
181,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(3)	179,130
130,000	4.30%, 02/01/2061(1)	86,861
485,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(3)(7)(9)	520,080
200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(3)(6)(9)	193,852
EUR 300,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(3)(6)(9)	366,696
$ 250,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(3)(6)	227,463
		7,338,865
	Internet - 0.2%
200,000	Rakuten Group, Inc. 6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(1)(3)(9)	193,368
EUR 890,000	United Group BV 6.75%, 02/15/2031(6)	1,097,423
		1,290,791
	Investment Company Security - 0.3%
$ 423,000	HA Sustainable Infrastructure Capital, Inc. 8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(3)	443,727
	Ittihad International II Ltd.
855,000	7.38%, 11/13/2030(1)	886,991
360,000	7.38%, 11/13/2030(6)	373,500
		1,704,218
	Iron/Steel - 0.1%
580,000	JSW Steel Ltd. 3.95%, 04/05/2027(6)	575,600
	Leisure Time - 0.0%
25,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	25,620
The accompanying notes are an integral part of these financial statements.

50

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Lodging - 0.5%
	Fortune Star BVI Ltd.
EUR 615,000	3.95%, 10/02/2026(6)	$729,931
$ 1,000,000	5.05%, 01/27/2027(6)	982,322
485,000	6.80%, 09/09/2029(6)	481,244
705,000	Studio City Finance Ltd. 5.00%, 01/15/2029(6)	682,983
		2,876,480
	Media - 0.7%
435,000	CCO Holdings LLC/CCO Holdings Capital Corp. 7.00%, 02/01/2033(1)	439,201
253,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	260,613
	Grupo Televisa SAB
1,060,000	5.00%, 05/13/2045	738,737
620,000	5.25%, 05/24/2049	431,421
405,000	6.13%, 01/31/2046	318,733
219,000	Paramount Global 4.38%, 03/15/2043	150,839
	Scripps Escrow II, Inc.
187,000	3.88%, 01/15/2029(1)(7)	172,583
165,000	5.38%, 01/15/2031(1)(10)	122,391
1,335,000	Univision Communications, Inc. 9.38%, 08/01/2032(1)	1,437,336
76,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	77,884
		4,149,738
	Mining - 1.0%
	Glencore Funding LLC
50,000	2.50%, 09/01/2030(1)	46,012
28,000	3.88%, 04/27/2051(1)	20,984
	Ivanhoe Mines Ltd.
1,100,000	7.88%, 01/23/2030(6)	1,146,171
215,000	7.88%, 01/23/2030(1)	224,003
	Vedanta Resources Finance II PLC
200,000	9.13%, 10/15/2032(6)	209,510
335,000	9.48%, 07/24/2030(6)	353,419
735,000	9.85%, 04/24/2033(6)	792,266
625,000	9.85%, 04/24/2033(1)	673,643
465,000	10.88%, 09/17/2029(6)	498,137
	WE Soda Investments Holding PLC
795,000	9.38%, 02/14/2031(1)	822,043
626,000	9.50%, 10/06/2028(6)	645,364
315,000	9.50%, 10/06/2028(1)	324,744
		5,756,296
	Oil & Gas - 1.9%
	Azule Energy Finance PLC
2,116,000	8.13%, 01/23/2030(1)	2,140,902
745,000	8.13%, 01/23/2030(6)	753,768
	Diamondback Energy, Inc.
14,000	4.25%, 03/15/2052	10,986
20,000	5.90%, 04/18/2064	19,104
	Energean Israel Finance Ltd.
280,000	5.38%, 03/30/2028(6)	276,945
2,262,000	5.88%, 03/30/2031(6)	2,197,223
	Petroleos Mexicanos
500,000	5.95%, 01/28/2031	487,795
503,000	6.75%, 09/21/2047	414,754
1,095,000	7.69%, 01/23/2050	984,934
220,000	Phillips 66 Co. 5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(3)	219,148
	Raizen Fuels Finance SA
600,000	6.25%, 07/08/2032(6)	502,500
625,000	6.70%, 02/25/2037(6)	506,237
400,000	6.70%, 02/25/2037(1)	326,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Oil & Gas - 1.9% - (continued)
	YPF SA
$ 1,345,000	6.95%, 07/21/2027(6)	$1,357,814
689,000	8.75%, 09/11/2031(1)	711,367
		10,909,477
	Packaging & Containers - 0.4%
	Ardagh Group SA
869,573	9.50%, 12/01/2030(1)	939,639
EUR 150,000	12.00%, 12/01/2030(1)(8)	168,456
$ 1,100,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(2)(6)	1,060,169
200,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	218,841
		2,387,105
	Pharmaceuticals - 0.5%
235,000	Bausch Health Cos., Inc. 6.25%, 02/15/2029(1)	185,920
9,000	CVS Health Corp. 6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(3)	9,356
	Grifols SA
EUR 620,000	3.88%, 10/15/2028(6)(10)	729,359
600,000	7.50%, 05/01/2030(6)	747,112
	Teva Pharmaceutical Finance Netherlands II BV
625,000	4.38%, 05/09/2030	765,868
100,000	7.88%, 09/15/2031	142,949
		2,580,564
	Pipelines - 0.8%
$ 1,620,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(6)	1,447,875
	Enbridge, Inc.
344,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(3)	348,194
345,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(3)	367,693
188,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(3)	215,133
	Energy Transfer LP
96,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(3)(7)	96,005
124,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(3)	132,505
167,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(3)	174,094
	Targa Resources Corp.
30,000	4.90%, 09/15/2030	30,598
15,000	6.50%, 02/15/2053	15,735
	Transcanada Trust
531,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(3)	528,625
The accompanying notes are an integral part of these financial statements.

51

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Pipelines - 0.8% - (continued)
$ 131,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD Term SOFR + 4.64% thereafter)(3)	$131,311
1,328,000	Venture Global Plaquemines LNG LLC 6.50%, 06/15/2034(1)	1,375,317
		4,863,085
	Real Estate - 2.3%
EUR 665,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	799,523
GBP 330,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(6)	429,317
	CPI Property Group SA
EUR 475,000	1.50%, 01/27/2031(6)	471,385
820,000	4.75%, 07/22/2030(6)	954,575
800,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(3)(6)(9)	928,447
GBP 600,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(3)(6)(9)	810,691
$ 1,000,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(6)	987,608
	GLP Pte. Ltd.
1,230,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(3)(6)(9)	906,795
1,070,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(3)(6)(9)	749,100
820,000	9.75%, 05/20/2028(6)	840,059
EUR 700,000	New Immo Holding SA 3.25%, 07/23/2027(6)	832,086
$ 1,582,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	1,545,624
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 415,000	0.75%, 11/14/2028(6)	420,886
2,535,000	1.13%, 09/26/2029(6)	2,465,767
200,000	2.38%, 08/04/2026(6)	235,654
		13,377,517
	Real Estate Investment Trusts - 0.7%
$ 1,070,000	Champion MTN Ltd. 2.95%, 06/15/2030(6)	943,943
	Hudson Pacific Properties LP
1,570,000	3.25%, 01/15/2030(7)	1,331,993
110,000	3.95%, 11/01/2027	105,739
833,000	4.65%, 04/01/2029(7)	763,509
623,000	5.95%, 02/15/2028	612,421
200,000	Trust 2401 7.38%, 02/13/2034(1)	218,630
		3,976,235
	Retail - 0.3%
	Bertrand Franchise Finance SAS
EUR 300,000	5.78%, 07/18/2030, 3 mo. EURIBOR + 3.75%(3)(6)	349,555
100,000	6.50%, 07/18/2030(6)	119,005
$ 480,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)(7)	443,221
185,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	152,200
45,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	45,118
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Retail - 0.3% - (continued)
$ 461,000	Staples, Inc. 10.75%, 09/01/2029(1)	$452,994
50,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)(7)	52,635
		1,614,728
	Savings & Loans - 0.1%
GBP 200,000	Nationwide Building Society 7.88%, 12/20/2031, (7.88% fixed rate until 12/20/2031; 5 yr. U.K. Government Bond + 3.59% thereafter)(3)(6)(9)	293,662
	Semiconductors - 0.1%
$ 200,000	Foundry JV Holdco LLC 6.40%, 01/25/2038(1)	214,092
	Intel Corp.
16,000	3.25%, 11/15/2049	10,423
117,000	5.60%, 02/21/2054	109,687
66,000	NVIDIA Corp. 3.50%, 04/01/2040	55,659
		389,861
	Software - 0.1%
316,000	Cloud Software Group, Inc. 9.00%, 09/30/2029(1)	319,088
20,000	Open Text Corp. 6.90%, 12/01/2027(1)	20,650
176,000	Oracle Corp. 5.55%, 02/06/2053	146,335
50,000	Synopsys, Inc. 5.00%, 04/01/2032	51,158
EUR 225,000	TeamSystem SpA 5.52%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(3)	266,949
		804,180
	Telecommunications - 2.7%
	Africell Holding Ltd.
$ 2,213,000	10.50%, 10/23/2029(6)(7)	2,213,254
450,000	10.50%, 10/23/2029(1)	450,024
	Altice France SA
EUR 152,439	5.50%, 10/15/2031(6)	175,764
$ 970,271	6.50%, 04/15/2032(1)	947,673
EUR 303,859	7.25%, 11/01/2029(1)	365,405
	AT&T, Inc.
$ 33,000	3.50%, 06/01/2041	25,936
39,000	3.85%, 06/01/2060	26,711
250,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(3)	262,207
1,554,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	1,601,259
169,000	EchoStar Corp. 6.75%, 11/30/2030(8)	171,998
EUR 200,000	Eolo SpA 4.88%, 10/21/2028(6)	218,743
400,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(6)	481,166
$ 350,000	Level 3 Financing, Inc. 8.50%, 01/15/2036(1)	358,307
EUR 100,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(6)	123,077
$ 1,345,000	Millicom International Cellular SA 4.50%, 04/27/2031(6)	1,252,318
EUR 100,000	Odido Group Holding BV 5.50%, 01/15/2030(6)	119,963
220,000	Odido Holding BV 3.75%, 01/15/2029(6)	261,960
$ 940,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)(7)	956,239
	Telecom Argentina SA
1,105,000	8.50%, 01/20/2036(1)	1,115,221
188,000	9.25%, 05/28/2033(1)	198,429
185,000	9.25%, 05/28/2033(6)	195,263
The accompanying notes are an integral part of these financial statements.

52

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.4% - (continued)
	Telecommunications - 2.7% - (continued)
$ 422,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(3)	$441,343
	Veon Midco BV
1,200,000	3.38%, 11/25/2027(6)	1,148,257
430,000	9.00%, 07/15/2029(6)	450,380
200,000	9.00%, 07/15/2029(1)	209,479
191,308	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(2)(6)	187,987
1,231,000	WULF Compute LLC 7.75%, 10/15/2030(1)	1,283,958
		15,242,321
	Trucking & Leasing - 0.0%
57,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 01/12/2027(1)	57,659
	Water - 0.4%
	Aegea Finance SARL
1,702,000	7.63%, 01/20/2036(1)	1,660,432
550,000	7.63%, 01/20/2036(6)	536,756
		2,197,188
	Total Corporate Bonds (cost $177,824,391)	$180,583,522
FOREIGN GOVERNMENT OBLIGATIONS - 6.6%
	Angola - 0.2%
1,300,000	Angola Government International Bonds 8.00%, 11/26/2029(6)	$1,275,149
	Argentina - 0.4%
	Argentina Republic Government International Bonds
1,999,000	4.13%, 07/09/2035(2)	1,546,227
180,000	4.13%, 07/09/2035(2)	139,230
	Provincia de Cordoba
460,000	9.75%, 07/02/2032(1)	480,470
90,000	9.75%, 07/02/2032(6)	94,005
		2,259,932
	Benin - 0.2%
	Benin Government International Bonds
615,000	7.96%, 02/13/2038(6)	643,167
250,000	7.96%, 02/13/2038(6)	261,450
		904,617
	Brazil - 0.2%
	Brazil Notas do Tesouro Nacional
BRL 1,761,000	10.00%, 01/01/2029	315,806
2,848,000	10.00%, 01/01/2031	486,148
523,000	10.00%, 01/01/2033	85,655
116,000	10.00%, 01/01/2035	18,510
		906,119
	Bulgaria - 0.0%
EUR 15,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(6)	10,109
	Cameroon - 0.5%
$ 2,800,000	Republic of Cameroon International Bonds 8.88%, 01/30/2033(6)	2,712,613
	Chile - 0.0%
	Bonos de la Tesoreria de la Republica en pesos
CLP 10,000,000	5.00%, 03/01/2035	11,346
140,000,000	6.00%, 04/01/2033(6)	169,402
105,000,000	6.20%, 10/01/2040(6)	132,768
		313,516
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.6% - (continued)
	Colombia - 0.6%
	Colombia Government International Bonds
EUR 100,000	5.00%, 09/19/2032	$115,023
$ 1,680,000	5.00%, 06/15/2045	1,235,640
EUR 905,000	6.50%, 11/26/2038	1,055,908
	Colombia TES
COP 175,100,000	6.25%, 07/09/2036	30,857
184,100,000	7.25%, 10/18/2034	36,325
199,200,000	7.75%, 09/18/2030	44,829
1,700,000,000	9.25%, 05/28/2042	360,661
717,200,000	11.75%, 01/24/2035	188,087
808,100,000	12.75%, 11/28/2040	222,739
		3,290,069
	Czech Republic - 0.3%
	Czech Republic Government Bonds
CZK 3,130,000	1.50%, 04/24/2040	103,009
9,930,000	2.00%, 10/13/2033	415,549
3,250,000	3.50%, 05/30/2035	148,970
7,710,000	4.20%, 12/04/2036(6)	369,109
4,870,000	4.25%, 10/24/2034	236,862
3,660,000	4.50%, 11/11/2032	183,396
6,600,000	5.30%, 09/19/2035	345,486
		1,802,381
	Ecuador - 0.5%
	Ecuador Government International Bonds
$ 1,122,586	6.90%, 07/31/2035(1)(2)	1,022,676
1,710,000	9.25%, 01/29/2039(1)	1,752,750
		2,775,426
	Gabon - 0.4%
2,820,000	Gabon Government International Bonds 6.63%, 02/06/2031(6)	2,400,471
	Hungary - 0.1%
	Hungary Government Bonds
HUF 87,880,000	3.00%, 10/27/2038	187,265
121,520,000	7.00%, 10/24/2035	390,768
	Hungary Government International Bonds
EUR 75,000	4.25%, 05/26/2033(6)	89,697
100,000	4.25%, 05/26/2033(6)	119,596
		787,326
	India - 0.1%
	India Government Bonds
INR 13,850,000	6.64%, 06/16/2035	148,899
54,730,000	7.30%, 06/19/2053	586,499
		735,398
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 840,000,000	5.88%, 03/15/2031	50,285
676,000,000	7.13%, 06/15/2038	42,087
2,203,000,000	7.13%, 08/15/2040	138,271
548,000,000	7.13%, 06/15/2042	34,052
4,415,000,000	7.13%, 06/15/2043	275,658
1,724,000,000	7.13%, 08/15/2045	108,112
		648,465
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
KZT 92,085,000	14.00%, 05/12/2031(1)	170,193
226,902,000	14.00%, 02/13/2035(1)	416,013
		586,206
	Malaysia - 0.3%
	Malaysia Government Bonds
MYR 109,000	3.58%, 07/15/2032	27,860
115,000	3.89%, 08/15/2029	29,848
The accompanying notes are an integral part of these financial statements.

53

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.6% - (continued)
	Malaysia - 0.3% - (continued)
MYR 2,284,000	3.90%, 11/30/2026	$584,327
2,144,000	3.90%, 11/16/2027	553,019
603,000	3.91%, 07/15/2026	153,773
192,000	4.46%, 03/31/2053	52,402
248,000	4.70%, 10/15/2042	69,335
		1,470,564
	Mexico - 0.6%
	Mexico Bonos
MXN 5,604,700	7.50%, 05/26/2033	304,977
13,628,500	7.75%, 05/29/2031	766,840
5,817,600	7.75%, 11/13/2042	291,550
329,900	8.00%, 11/07/2047	16,741
3,353,900	8.00%, 07/31/2053	168,731
2,186,400	8.00%, 04/29/2055	109,556
	Mexico Cetes
2,599,960	0.00%, 09/02/2027(5)	133,483
37,528,930	0.00%, 10/28/2027(5)	1,899,655
$ 22,000	Mexico Government International Bonds 5.75%, 10/12/2110	18,246
		3,709,779
	Peru - 0.0%
	Peru Government Bonds
PEN 168,000	5.35%, 08/12/2040	44,772
292,000	7.60%, 08/12/2039(6)	95,666
		140,438
	Poland - 0.1%
	Republic of Poland Government Bonds
PLN 616,000	5.00%, 10/25/2034	174,527
495,000	5.00%, 10/25/2035	139,084
		313,611
	Romania - 0.8%
	Romania Government Bonds
RON 2,570,000	6.75%, 04/25/2035	602,987
925,000	7.10%, 07/31/2034	222,530
165,000	8.25%, 09/29/2032	42,025
50,000	8.25%, 09/29/2032	12,735
	Romania Government International Bonds
EUR 570,000	2.12%, 07/16/2031(6)	608,747
1,055,000	2.75%, 04/14/2041(6)	872,666
2,104,000	2.88%, 04/13/2042(6)	1,728,349
320,000	3.75%, 02/07/2034(6)	350,482
115,000	5.38%, 03/22/2031(1)	144,725
		4,585,246
	South Africa - 0.2%
	Republic of South Africa Government Bonds
ZAR 971,000	8.75%, 01/31/2044	59,595
1,704,000	8.75%, 02/28/2048	104,939
4,675,000	8.88%, 02/28/2035	307,074
6,757,000	9.88%, 03/31/2039	459,589
		931,197
	Sri Lanka - 0.5%
	Sri Lanka Government International Bonds
$ 2,321,727	3.60%, 05/15/2036(1)(2)	2,293,271
523,273	3.60%, 02/15/2038(1)(2)	518,037
		2,811,308
	Supranational - 0.1%
INR 16,860,000	Asian Development Bank 6.20%, 10/06/2026	182,655
	Asian Infrastructure Investment Bank
11,800,000	6.65%, 06/30/2033(6)	122,993
3,500,000	7.00%, 03/01/2029(6)	37,980
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.6% - (continued)
	Supranational - 0.1% - (continued)
	European Bank for Reconstruction & Development
INR 10,700,000	6.50%, 10/03/2036	$108,557
31,000,000	6.75%, 01/13/2032	332,008
10,000,000	International Bank for Reconstruction & Development 6.50%, 10/01/2037	102,227
		886,420
	Thailand - 0.1%
	Thailand Government Bonds
THB 7,439,000	1.60%, 06/17/2035	228,383
658,000	2.41%, 03/17/2035	21,738
1,207,000	2.98%, 06/17/2045	39,042
6,286,000	3.45%, 06/17/2043	218,122
		507,285
	Turkey - 0.2%
	Turkiye Government Bonds
TRY 8,323,000	26.20%, 10/05/2033	179,569
24,115,000	27.70%, 09/27/2034	553,910
11,255,000	30.00%, 09/12/2029	255,231
		988,710
	Uruguay - 0.0%
	Uruguay Government International Bonds
UYU 3,065,000	8.00%, 10/29/2035	82,466
3,096,000	9.75%, 07/20/2033	90,394
2,498,000	9.75%, 07/20/2033	72,934
		245,794
	Total Foreign Government Obligations (cost $36,366,974)	$37,998,149
MUNICIPAL BONDS - 0.1%
	Higher Education - 0.1%
$ 715,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	$762,113
	Total Municipal Bonds (cost $745,495)	$762,113
SENIOR FLOATING RATE INTERESTS - 4.0%(11)
	Aerospace & Defense - 0.1%
	Air Comm Corp. LLC
4,615	1.00%, 12/11/2031, 3 mo. USD Term SOFR + 1.00%(12)	$4,615
94,678	6.57%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%	94,678
174,563	TransDigm, Inc. 6.17%, 08/19/2032, 1 mo. USD Term SOFR + 2.50%	174,411
		273,704
	Airlines - 0.1%
99,250	American Airlines, Inc. 6.92%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	99,349
148,125	AS Mileage Plan IP Ltd. 5.42%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	148,913
247,494	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	236,822
99,000	Vista Management Holding, Inc. 7.41%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	99,124
		584,208
The accompanying notes are an integral part of these financial statements.

54

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(11) - (continued)
	Apparel - 0.1%
$ 260,000	Varsity Brands, Inc. 6.68%, 08/26/2031, 1 mo. USD Term SOFR + 3.00%	$259,740
	Auto Parts & Equipment - 0.0%
129,675	Clarios Global LP 6.42%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	129,715
	Biotechnology - 0.0%
150,000	Genmab AS 6.73%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	150,482
	Chemicals - 0.1%
184,534	AAP Buyer, Inc. 6.42%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	184,764
100,000	Olympus Water U.S. Holding Corp. 6.92%, 11/03/2032, 3 mo. USD Term SOFR + 3.25%	98,292
125,000	Qnity Electronics, Inc. 5.52%, 11/01/2032, 6 mo. USD Term SOFR + 2.00%	125,469
		408,525
	Commercial Services - 0.7%
154,613	Allied Universal Holdco LLC 6.92%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	154,764
282,194	Belron Finance 2019 LLC 6.12%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	282,829
229,425	Citrin Cooperman Advisors LLC 6.67%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	227,762
122,067	Corp. Service Co. 5.67%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	121,037
99,242	Ensemble RCM LLC 6.67%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	98,312
198,389	First Advantage Holdings LLC 6.42%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	190,578
	Fugue Finance BV
350,000	0.00%, 01/09/2032(13)	349,125
199,000	6.57%, 01/09/2032, 3 mo. USD Term SOFR + 2.75%	197,259
199,500	OMNIA Partners LLC 6.45%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	199,526
200,000	Parexel International Corp. 6.42%, 12/12/2031, 1 mo. USD Term SOFR + 2.75%	199,834
99,250	PG Investment Co. 59 SARL 5.92%, 03/26/2031, 3 mo. USD Term SOFR + 2.25%	99,180
	Pye-Barker Fire & Safety LLC
18,850	1.25%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%(12)	18,842
126,150	6.20%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%	126,097
898,489	Ryan LLC 7.17%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	884,167
EUR 250,000	Techem Verwaltungsgesellschaft 675 GmbH 5.26%, 07/15/2032, 3 mo. EURIBOR + 3.25%	298,757
$ 288,520	Trans Union LLC 5.42%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	288,439
		3,736,508
	Construction Materials - 0.1%
248,750	Chamberlain Group, Inc. 6.42%, 09/08/2032, 1 mo. USD Term SOFR + 2.75%	248,382
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(11) - (continued)
	Construction Materials - 0.1% - (continued)
	Emerald Borrower LP
$ 178,231	6.07%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	$177,944
98,753	6.12%, 08/04/2031, 6 mo. USD Term SOFR + 2.25%	98,569
198,500	Quikrete Holdings, Inc. 5.92%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	198,351
		723,246
	Distribution/Wholesale - 0.1%
191,255	American Builders & Contractors Supply Co., Inc. 5.42%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	191,706
98,750	Core & Main LP 5.69%, 02/09/2031, 3 mo. USD Term SOFR + 2.00%	98,627
99,750	Gloves Buyer, Inc. 7.67%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	99,044
		389,377
	Diversified Financial Services - 0.2%
400,000	Blackhawk Network Holdings, Inc. 0.00%, 03/12/2029, 1 mo. USD Term SOFR + 3.50%(13)	400,000
120,000	CFC Bidco 2022 Ltd. 7.16%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	114,000
405,000	Focus Financial Partners LLC 6.17%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	402,193
139,300	HighTower Holdings LLC 6.65%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	138,778
140,000	Osaic Holdings, Inc. 6.60%, 07/30/2032, 6 mo. USD Term SOFR + 3.00%	138,758
		1,193,729
	Electric - 0.0%
123,426	Vistra Operations Co. LLC 5.42%, 12/20/2030, 1 mo. USD Term SOFR + 1.75%	123,560
	Electronics - 0.1%
315,746	LSF12 Crown U.S. Commercial Bidco LLC 6.68%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	315,825
145,000	Resilience Parent LLC 6.18%, 01/21/2033, 1 mo. USD Term SOFR + 2.50%	144,819
140,000	Sanmina Corp. 5.70%, 10/27/2032, 1 mo. USD Term SOFR + 2.00%	140,350
		600,994
	Engineering & Construction - 0.1%
99,750	Blackfin Pipeline LLC 6.67%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	100,332
129,020	Brown Group Holding LLC 6.22%, 07/01/2031, 3 mo. USD Term SOFR + 2.50%	128,940
100,000	Dycom Industries, Inc. 5.42%, 01/20/2033, 1 mo. USD Term SOFR + 1.75%	100,188
203,975	Newly Weds Foods, Inc. 5.92%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	203,848
253,975	Tecta America Corp. 6.42%, 02/18/2032, 1 mo. USD Term SOFR + 2.75%	254,338
		787,646
	Entertainment - 0.2%
99,500	EOC Borrower LLC 6.42%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	99,425
The accompanying notes are an integral part of these financial statements.

55

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(11) - (continued)
	Entertainment - 0.2% - (continued)
$ 99,500	Flutter Financing BV 5.67%, 06/04/2032, 3 mo. USD Term SOFR + 2.00%	$99,085
110,135	Great Canadian Gaming Corp. 8.44%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	107,278
400,000	Herschend Entertainment Co. LLC 6.17%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	400,700
322,753	TKO Worldwide Holdings LLC 5.87%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	323,144
		1,029,632
	Food - 0.1%
199,504	Aspire Bakeries Holdings LLC 6.67%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	200,003
250,000	Chobani LLC 5.92%, 10/28/2032, 1 mo. USD Term SOFR + 2.25%	250,313
120,000	Froneri Lux Finco SARL 5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	119,737
194,756	U.S. Foods, Inc. 5.42%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	196,125
		766,178
	Food Service - 0.1%
250,000	Aramark Services, Inc. 5.42%, 04/06/2028, 1 mo. USD Term SOFR + 1.75%	250,313
98,752	Golden State Food LLC 7.92%, 12/04/2031, 3 mo. USD Term SOFR + 4.00%	98,839
		349,152
	Healthcare - Products - 0.2%
97,750	Bausch & Lomb Corp. 7.42%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	98,361
	Hanger, Inc.
13,089	5.66%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(12)	13,110
101,118	7.17%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	101,287
800,000	Hologic, Inc. 5.92%, 01/14/2033, 1 mo. USD Term SOFR + 2.25%	793,904
98,454	Insulet Corp. 5.67%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	98,869
69,477	Medline Borrower LP 5.42%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	69,643
		1,175,174
	Healthcare - Services - 0.0%
148,489	Star Parent, Inc. 7.67%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	148,515
	Home Builders - 0.0%
110,736	Installed Building Products, Inc. 5.42%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	110,806
	Home Furnishings - 0.0%
212,228	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	213,488
	Insurance - 0.2%
184,075	Acrisure LLC 6.92%, 06/21/2032, 1 mo. USD Term SOFR + 3.25%	183,845
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(11) - (continued)
	Insurance - 0.2% - (continued)
$ 99,750	Alera Group, Inc. 6.42%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	$99,376
194,988	Asurion LLC 8.02%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	195,200
280,046	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	279,817
199,000	Sedgwick Claims Management Services, Inc. 6.17%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	198,099
245,000	Truist Insurance Holdings LLC 6.42%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	244,005
		1,200,342
	Internet - 0.1%
139,182	Go Daddy Operating Co. LLC 5.42%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	138,296
	MH Sub I LLC
64,838	7.92%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	58,633
43,887	7.92%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	35,823
168,069	Proofpoint, Inc. 6.67%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	166,704
104,215	Speedster Bidco GmbH 6.68%, 12/11/2031, 3 mo. USD Term SOFR + 3.25%	103,693
		503,149
	Investment Company Security - 0.1%
198,000	Dragon Buyer, Inc. 6.42%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	194,412
100,000	Gryphon Acquire Newco LLC 6.88%, 09/13/2032, 6 mo. USD Term SOFR + 3.00%	99,469
		293,881
	IT Services - 0.2%
241,378	Fortress Intermediate 3, Inc. 6.67%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	236,550
298,273	Kaseya, Inc. 6.67%, 03/20/2032, 1 mo. USD Term SOFR + 3.00%	286,716
249,388	McAfee LLC 6.67%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	220,085
50,000	Sandisk Corp. 6.67%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	50,062
166,082	Surf Holdings LLC 7.29%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	164,421
		957,834
	Leisure Time - 0.1%
190,280	Hayward Industries, Inc. 6.29%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	190,967
108,897	LC AHAB U.S. Bidco LLC 6.67%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	109,033
		300,000
	Media - 0.0%
220,000	Sunrise Financing Partnership 6.13%, 02/15/2032, 6 mo. USD Term SOFR + 2.50%	219,197
	Mining - 0.0%
119,100	Novelis Corp. 5.42%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	119,050
The accompanying notes are an integral part of these financial statements.

56

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(11) - (continued)
	Miscellaneous Manufacturing - 0.0%
$ 99,250	John Bean Technologies Corp. 5.42%, 01/02/2032, 1 mo. USD Term SOFR + 1.75%	$99,188
	Packaging & Containers - 0.2%
460,267	Clydesdale Acquisition Holdings, Inc. 6.85%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	457,698
435,000	Owens-Illinois, Inc. 6.67%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	435,409
413,838	Proampac PG Borrower LLC 7.76%, 09/15/2028, 3 mo. USD Term SOFR + 4.00%	413,665
103,915	TricorBraun Holdings, Inc. 6.92%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	98,221
		1,404,993
	Pharmaceuticals - 0.1%
99,750	Amneal Pharmaceuticals LLC 7.17%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	99,999
199,000	Bausch Health Cos., Inc. 9.92%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	193,798
EUR 290,000	IVC Acquisition Ltd. 6.04%, 12/12/2028, 3 mo. EURIBOR + 4.00%	342,843
		636,640
	Pipelines - 0.1%
$ 174,562	Colossus Acquireco LLC 5.41%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	173,835
99,750	Whitewater Matterhorn Holdings LLC 5.96%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	99,298
		273,133
	Retail - 0.4%
308,023	Flynn Restaurant Group LP 7.42%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	307,715
158,400	Great Outdoors Group LLC 6.92%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	158,202
198,004	IRB Holding Corp. 6.17%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	197,871
500,000	Kodiak Building Partners, Inc. 7.42%, 12/04/2031, 1 mo. USD Term SOFR + 3.75%	490,690
338,468	LBM Acquisition LLC 7.52%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	325,126
420,000	Petco Health & Wellness Co., Inc. 7.92%, 02/03/2031, 1 mo. USD Term SOFR + 4.25%	410,025
197,222	QXO, Inc. 5.67%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	197,412
123,397	Specialty Building Products Holdings LLC 7.52%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	116,847
		2,203,888
	Semiconductors - 0.0%
109,617	MKS Instruments, Inc. 5.67%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	109,754
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.0%(11) - (continued)
	Software - 0.2%
$ 249,001	BCPE Pequod Buyer, Inc. 6.42%, 11/25/2031, 3 mo. USD Term SOFR + 2.75%	$247,651
199,000	Cotiviti Corp. 6.45%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	183,677
250,000	Dayforce, Inc. 6.67%, 08/20/2032, 1 mo. USD Term SOFR + 3.00%	242,500
149,250	Project Boost Purchaser LLC 6.42%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	146,425
99,500	Rocket Software, Inc. 7.42%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	94,837
124,622	Waystar Technologies, Inc. 5.67%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	123,843
191,079	Zelis Payments Buyer, Inc. 6.42%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	185,872
		1,224,805
	Transportation - 0.0%
184,934	First Student Bidco, Inc. 6.17%, 08/15/2030, 3 mo. USD Term SOFR + 2.50%	184,563
	Total Senior Floating Rate Interests (cost $22,992,625)	$22,884,796
U.S. GOVERNMENT AGENCIES - 9.8%
	Mortgage-Backed Agencies - 9.8%
	Federal Home Loan Mortgage Corp. - 2.1%
294,098	5.00%, 11/01/2039	$297,525
702,306	5.50%, 09/01/2040	719,165
3,244,932	5.50%, 12/01/2055	3,291,473
55,000	7.10%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(3)	55,962
125,000	7.95%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(3)	130,224
1,025,000	10.55%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(3)	1,085,177
880,000	10.80%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(3)	922,238
1,480,000	11.41%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(3)	1,788,649
710,000	11.50%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(3)	745,280
250,000	12.95%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(3)	287,033
2,030,000	15.20%, 10/25/2050, 30 day USD SOFR Average + 11.5%(1)(3)	2,821,590
		12,144,316
	Federal National Mortgage Association - 0.2%
211,858	4.00%, 09/25/2050(14)	42,971
377,447	5.00%, 07/25/2051	377,925
388,811	5.50%, 11/01/2039	397,464
		818,360
	Government National Mortgage Association - 2.5%
31,402	2.50%, 12/20/2050	27,227
2,718,596	2.50%, 11/20/2051	2,356,195
5,800,000	2.50%, 02/20/2056(15)	5,022,896
25,000	4.50%, 02/20/2056(15)	24,409
950,000	5.00%, 03/20/2055(15)	948,104
800,000	5.00%, 02/20/2056(15)	799,810
2,400,000	5.50%, 02/20/2056(15)	2,426,215
2,925,000	5.50%, 03/20/2056(15)	2,953,065
		14,557,921
The accompanying notes are an integral part of these financial statements.

57

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.8% - (continued)
	Mortgage-Backed Agencies - 9.8% - (continued)
	Tennessee Valley Authority Power - 0.0%
$ 83,000	4.88%, 05/15/2035	$85,481
	Uniform Mortgage-Backed Security - 5.0%
55,000	2.50%, 02/01/2056(15)	46,677
1,415,000	3.00%, 02/01/2056(15)	1,253,955
675,000	3.50%, 02/01/2056(15)	624,262
1,625,000	4.00%, 02/01/2056(15)	1,551,762
6,120,000	4.50%, 03/01/2040(15)	6,119,853
725,000	4.50%, 02/01/2056(15)	710,222
325,000	5.00%, 02/01/2041(15)	328,648
4,975,000	5.00%, 02/01/2056(15)	4,973,629
3,560,000	5.50%, 02/01/2041(15)	3,637,837
1,440,000	5.50%, 02/01/2056(15)	1,460,031
1,435,000	5.50%, 03/01/2056(15)	1,453,224
2,515,000	6.00%, 03/01/2055(15)	2,574,031
3,460,000	6.00%, 02/01/2056(15)	3,542,969
490,000	6.50%, 02/01/2056(15)	507,418
		28,784,518
	Total U.S. Government Agencies (cost $56,387,056)	$56,390,596
U.S. GOVERNMENT SECURITIES - 29.8%
	U.S. Treasury Securities - 29.8%
	U.S. Treasury Bonds - 6.2%
1,525,000	1.88%, 02/15/2051	$849,473
2,300,000	1.88%, 11/15/2051	1,266,437
1,240,000	2.25%, 08/15/2046	814,041
450,000	2.38%, 05/15/2051	282,516
1,925,000	3.38%, 11/15/2048	1,517,291
470,000	3.63%, 08/15/2043	404,622
1,615,000	4.13%, 08/15/2044	1,476,842
865,000	4.25%, 08/15/2054	778,061
2,125,000	4.50%, 11/15/2054(16)	1,993,599
14,065,000	4.63%, 11/15/2045	13,680,410
7,420,000	4.63%, 11/15/2055	7,111,606
520,000	4.75%, 02/15/2045	515,165
2,069,600	4.75%, 05/15/2055	2,023,357
3,040,000	4.75%, 08/15/2055	2,973,025
		35,686,445
	U.S. Treasury Inflation-Indexed Bonds - 2.0%
5,812,703	0.25%, 02/15/2050(17)	3,341,880
2,671,912	0.63%, 02/15/2043(17)	1,995,217
2,496,256	0.75%, 02/15/2042(17)	1,948,149
1,431,695	0.75%, 02/15/2045(17)	1,044,695
595,137	1.00%, 02/15/2046(17)	448,523
3,150,457	1.38%, 02/15/2044(17)	2,641,312
		11,419,776
	U.S. Treasury Inflation-Indexed Notes - 1.9%
1,629,326	1.75%, 01/15/2034(17)	1,632,729
9,449,575	1.88%, 07/15/2035(17)	9,478,835
		11,111,564
	U.S. Treasury Notes - 19.7%
2,250,000	3.38%, 05/15/2033	2,153,320
17,214,700	3.50%, 12/15/2028	17,167,629
15,910,000	3.50%, 01/15/2029	15,864,010
8,175,000	3.50%, 01/31/2030	8,109,536
218,500	3.63%, 09/30/2030	217,032
120,000	3.63%, 10/31/2030	119,147
3,550,000	3.63%, 12/31/2030	3,521,988
16,980,000	3.75%, 11/30/2032	16,706,728
225,000	4.00%, 05/31/2030	227,224
9,690,000	4.00%, 06/30/2032	9,704,005
4,105,000	4.00%, 07/31/2032	4,108,688
7,725,000	4.00%, 02/15/2034	7,661,027
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 29.8% - (continued)
	U.S. Treasury Securities - 29.8% - (continued)
	U.S. Treasury Notes - 19.7% - (continued)
$ 9,444,000	4.00%, 11/15/2035	$9,250,693
4,900,000	4.25%, 11/15/2034(16)(18)	4,922,586
10,723,500	4.25%, 05/15/2035	10,746,958
2,400,000	4.50%, 11/15/2033	2,464,125
120,000	4.63%, 04/30/2031	124,453
		113,069,149
	Total U.S. Government Securities (cost $172,694,834)	$171,286,934
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$6,287
	Capital Goods - 0.0%
23	Middleby Corp.*	3,385
	Financial Services - 0.0%
33,932	Unifin Financiera SAB de CV*(4)(19)	1,893
250,000	Unifin Financiera SAB de CV*(4)(10)(19)	25,000
		26,893
	Food, Beverage & Tobacco - 0.0%
1,551	Luxco Co. Ltd.*	29,297
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.	3,459
	Software & Services - 0.0%
7	Shopify, Inc. Class A*	919
	Utilities - 0.0%
598	NextEra Energy, Inc.	52,564
	Total Common Stocks (cost $106,845)	$122,804
PREFERRED STOCKS - 1.2%
	Banks - 0.2%
144	Bank of America Corp. Series L, 7.25%(20)	$179,424
7,500	Bank of America Corp. Series QQ, 4.25%(7)(20)	132,525
22,950	Citigroup, Inc. Series II, 6.25%*(20)	575,815
17,625	Citizens Financial Group, Inc. Series I, 6.50%(20)	450,319
7,150	JP Morgan Chase & Co. Series MM, 4.20%(7)(20)	132,847
		1,470,930
	Capital Goods - 0.1%
11,593	Boeing Co. (Preference Shares), 6.00%	866,229
	Financial Services - 0.5%
22,774	Ares Management Corp. Series B, 6.75%(7)	1,089,281
2,509	Capital One Financial Corp. Series I, 5.00%(7)(20)	49,402
7,950	Capital One Financial Corp. Series N, 4.25%(20)	132,765
5,605	Corebridge Financial, Inc. (Preference Shares), 6.38%(7)	134,016
13,113	KKR & Co., Inc. Series D, 6.25%	641,750
5,025	Morgan Stanley Series O, 4.25%(7)(20)	89,696
11,894	Morgan Stanley Series Q, 6.63%(20)	311,861
16,929	Synchrony Financial Series B, 8.25%(7)(20)	439,815
		2,888,586
The accompanying notes are an integral part of these financial statements.

58

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.2% - (continued)
	Insurance - 0.1%
13,747	Brighthouse Financial, Inc. Series C, 5.38%(20)		$188,609
13,179	Enstar Group Ltd. Series D, 7.00%(20)		316,296
			504,905
	Telecommunication Services - 0.1%
11,650	T-Mobile USA, Inc. (Preference Shares), 5.50%		266,668
7,807	T-Mobile USA, Inc. (Preference Shares), 5.50%		179,015
			445,683
	Utilities - 0.2%
5,725	DTE Energy Co. Series H, 6.25%		141,980
3,700	NextEra Energy, Inc. (Preference Shares), 7.30%		205,239
7,338	PG&E Corp. Series A, 6.00%		293,227
636	Sempra (Preference Shares), 5.75%(7)		14,310
10,490	Southern Co. (Preference Shares), 6.50%(7)		270,537
			925,293
	Total Preferred Stocks (cost $7,082,467)		$7,101,626
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
1,500	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(4)(19)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $607,282,542)		$610,999,019
SHORT-TERM INVESTMENTS - 3.1%
	Securities Lending Collateral - 3.1%
18,079,171	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(21)		$18,079,171
	Total Short-Term Investments (cost $18,079,171)		$18,079,171
	Total Investments Excluding Purchased Options (cost $625,361,713)	109.3%	$629,078,190
	Total Purchased Options (cost $21,022)	0.0%	$26,275
	Total Investments (cost $625,382,735)	109.3%	$629,104,465
	Other Assets and Liabilities	(9.3)%	(53,458,596)
	Net Assets	100.0%	$575,645,869
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$204,773,529, representing 35.6% of net assets.

(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)	Investment valued using significant unobservable inputs.
(5)	Security is a zero-coupon bond.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $90,595,178, representing 15.7% of net assets.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2026.

(12)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2026, the aggregate value of the unfunded commitment was $36,567, which represents to 0.0% of total net assets.

(13)	All or a portion of the security represents unsettled bank loan commitments at January 31, 2026, where the rate will be determined at time of settlement.
(14)	Security disclosed is interest-only strips.
(15)	Represents or includes a TBA transaction.
The accompanying notes are an integral part of these financial statements.

59

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2026, the market value of securities pledged was $4,495,076.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2026, the market value of securities pledged was $1,908,758.
(19)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $26,893 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	1,500	$—	$—
08/2024	Unifin Financiera SAB de CV	250,000	7,500	25,000
08/2024	Unifin Financiera SAB de CV	33,932	7,500	1,893
			$15,000	$26,893

(20)	Perpetual security with no stated maturity date.
(21)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
Call CNY vs. Put USD	JPM	6.79	USD	07/09/2026	502,000	USD	502,000	$1,903	$1,937	$(34)
Call CNY vs. Put USD	BOA	6.79	USD	07/13/2026	671,000	USD	671,000	2,519	2,570	(51)
Call MXN vs. Put USD	MSC	16.97	USD	07/24/2026	181,000	USD	181,000	1,552	1,643	(91)
Call USD vs. Put EUR	BOA	1.15	EUR	07/03/2026	568,000	EUR	568,000	3,343	4,070	(727)
Call ZAR vs. Put USD	JPM	16.04	USD	04/07/2026	168,000	USD	168,000	2,312	1,134	1,178
Call ZAR vs. Put USD	JPM	16.69	USD	07/07/2026	335,000	USD	335,000	14,646	9,668	4,978
Total purchased OTC option contracts								$26,275	$21,022	$5,253
Written option contracts:
Puts
Call ZAR vs. Put USD	JPM	15.93	USD	07/07/2026	(335,000)	USD	(335,000)	$(6,134)	$(3,354)	$(2,780)
Total Written Option Contract OTC option contracts								$(6,134)	$(3,354)	$(2,780)

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	370	03/16/2026	$28,292,539	$(62,325)
Euro BUXL 30-Year Bond Future	37	03/06/2026	4,836,596	(41,703)
Euro-BOBL Future	16	03/06/2026	2,219,602	2,113
Euro-BTP Italian Bond Future	68	03/06/2026	9,797,343	16,750
Euro-Schatz Future	41	03/06/2026	5,214,363	5,656
U.S. Treasury 2-Year Note Future	98	03/31/2026	20,432,234	(26,648)
U.S. Treasury 5-Year Note Future	395	03/31/2026	43,027,227	(149,083)
U.S. Treasury 10-Year Note Future	508	03/20/2026	56,808,687	(177,776)
U.S. Treasury Long Bond Future	178	03/20/2026	20,492,250	(193,668)
The accompanying notes are an integral part of these financial statements.

60

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Futures Contracts Outstanding at January 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury Ultra Bond Future	37	03/20/2026	$4,345,188	$(57,402)
Total				$(684,086)
Short position contracts:
Euro-BUND Future	(132)	03/06/2026	$(20,127,031)	$(4,410)
Long Gilt Future	(98)	03/27/2026	(12,217,556)	174,920
U.S. Treasury 10-Year Ultra Future	(144)	03/20/2026	(16,438,500)	35,739
Total				$206,249
Total futures contracts				$(477,837)

TBA Sale Commitments Outstanding at January 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.00%	$5,625,000	02/01/2056	$(4,562,083)	$(14,905)
Uniform Mortgage-Backed Security, 2.50%	1,765,000	02/01/2056	(1,497,907)	(8,721)
Uniform Mortgage-Backed Security, 2.50%	3,380,000	03/01/2056	(2,867,194)	5,540
Uniform Mortgage-Backed Security, 3.00%	3,260,000	02/01/2056	(2,888,970)	5,636
Uniform Mortgage-Backed Security, 3.50%	675,000	03/01/2056	(623,550)	228
Uniform Mortgage-Backed Security, 3.50%	675,000	02/01/2056	(624,262)	284
Uniform Mortgage-Backed Security, 4.00%	2,650,000	02/01/2056	(2,530,566)	(17,103)
Uniform Mortgage-Backed Security, 4.50%	865,000	02/01/2056	(847,368)	(3,576)
Uniform Mortgage-Backed Security, 4.50%	2,035,000	03/01/2056	(1,991,215)	1,133
Uniform Mortgage-Backed Security, 5.00%	7,510,000	02/01/2056	(7,507,931)	(4,863)
Uniform Mortgage-Backed Security, 5.00%	6,100,000	03/01/2056	(6,089,741)	1,418
Uniform Mortgage-Backed Security, 6.00%	2,950,000	02/01/2056	(3,020,739)	4,849
Uniform Mortgage-Backed Security, 6.50%	2,040,000	02/01/2056	(2,112,516)	2,916
Total TBA sale commitments (proceeds receivable $37,136,878)			$(37,164,042)	$(27,164)
At January 31, 2026, the aggregate market value of TBA Sale Commitments represents (6.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	BCLY	EUR	1,260,000	(1.00%)	12/20/2030	Quarterly	$—	$(6,891)	$(12,742)	$(5,851)
Total OTC credit default swap contracts							$—	$(6,891)	$(12,742)	$(5,851)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	15,000	(1.00%)	06/20/2030	Quarterly	$266	$—	$79	$(187)
CDX.NA.HY.S45.V1	USD	1,865,779	(5.00%)	12/20/2030	Quarterly	—	(158,757)	(167,111)	(8,354)
ITRAXX-XOVER S44.V1	EUR	335,000	(5.00%)	12/20/2030	Quarterly	—	(41,419)	(45,219)	(3,800)
Total						$266	$(200,176)	$(212,251)	$(12,341)
The accompanying notes are an integral part of these financial statements.

61

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	150,000	(1.00%)	12/20/2029	Quarterly	$658	$—	$(1,685)	$(2,343)
Total						$658	$—	$(1,685)	$(2,343)
Total centrally cleared credit default swap contracts						$924	$(200,176)	$(213,936)	$(14,684)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	8.20% Fixed	MXN	3,309,000	12/05/2035	Lunar	$—	$—	$2,446	$2,446
1 Mo. MXN TIIE	8.06% Fixed	MXN	1,831,000	01/02/2036	Lunar	—	—	360	360
12 Mo. USD SOFR	3.71% Fixed	USD	3,711,000	03/18/2026	Annual	—	(14)	207	221
12 Mo. USD SOFR	3.41% Fixed	USD	553,000	12/16/2026	Annual	138	—	(203)	(341)
3.60% Fixed	12 Mo. USD SOFR	USD	1,475,000	11/15/2032	Annual	—	—	4,855	4,855
3.63% Fixed	12 Mo. USD SOFR	USD	1,250,000	11/15/2032	Annual	—	—	1,691	1,691
4.16% Fixed	12 Mo. USD SOFR	USD	2,275,000	03/19/2045	Annual	—	(38,208)	8,604	46,812
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	1,997	—	43,548	41,551
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,195)	20,424	21,619
3.59% Fixed	12 Mo. USD SOFR	USD	4,665,000	09/20/2053	Annual	411,118	—	484,826	73,708
3.75% Fixed	12 Mo. USD SOFR	USD	215,000	12/18/2054	Annual	306	—	16,499	16,193
3 Mo. COP CPIBR	10.72% Fixed	COP	1,117,433,000	03/18/2036	Quarterly	—	—	(3,491)	(3,491)
3 Mo. THB THOR	1.69% Fixed	THB	1,975,000	03/18/2036	Quarterly	—	—	(1,468)	(1,468)
3 Mo. THB THOR	1.75% Fixed	THB	3,301,000	03/18/2036	Quarterly	—	—	(1,811)	(1,811)
3 Mo. THB THOR	1.74% Fixed	THB	7,147,000	03/18/2036	Quarterly	—	—	(4,227)	(4,227)
3 Mo. ZAR JIBAR	6.58% Fixed	ZAR	18,299,000	03/18/2027	Quarterly	—	(2)	1,949	1,951
3 Mo. ZAR JIBAR	6.38% Fixed	ZAR	12,997,000	03/18/2027	Quarterly	—	—	(178)	(178)
3 Mo. ZAR JIBAR	7.32% Fixed	ZAR	3,978,000	03/18/2033	Quarterly	—	(5)	5,206	5,211
3 Mo. ZAR JIBAR	6.96% Fixed	ZAR	2,893,000	03/18/2033	Quarterly	—	—	234	234
3 Mo. ZAR JIBAR	7.79% Fixed	ZAR	8,441,000	03/18/2036	Quarterly	—	(22)	15,965	15,987
3 Mo. ZAR JIBAR	7.58% Fixed	ZAR	3,850,000	03/18/2036	Quarterly	—	—	3,693	3,693
3 Mo. ZAR JIBAR	7.42% Fixed	ZAR	2,253,000	03/18/2036	Quarterly	—	—	524	524
6 mo. CZK PRIBOR	3.83% Fixed	CZK	4,374,000	03/18/2031	Annual	—	—	2,107	2,107
6 Mo. HUF BIBOR	6.79% Fixed	HUF	49,833,000	03/18/2036	Annual	242	—	4,803	4,561
6 Mo. HUF BIBOR	6.37% Fixed	HUF	48,589,000	03/18/2036	Annual	—	—	16	16
6 Mo. PLN WIBOR	4.14% Fixed	PLN	173,000	03/18/2033	Annual	5	—	396	391
BZDIOVRA	13.73% Fixed	BRL	6,162,180	01/04/2027	At Maturity	35	—	2,488	2,453
BZDIOVRA	13.74% Fixed	BRL	8,456,640	01/04/2027	At Maturity	—	(6)	1,326	1,332
BZDIOVRA	13.16% Fixed	BRL	2,858,986	01/03/2028	At Maturity	—	—	3,632	3,632
BZDIOVRA	13.15% Fixed	BRL	1,487,600	01/03/2028	At Maturity	—	(2)	1,753	1,755
BZDIOVRA	13.18% Fixed	BRL	2,729,954	01/02/2029	At Maturity	—	—	6,343	6,343
BZDIOVRA	12.94% Fixed	BRL	1,960,160	01/02/2029	At Maturity	36	—	2,962	2,926
BZDIOVRA	13.14% Fixed	BRL	884,637	01/02/2031	At Maturity	—	—	1,641	1,641
Total centrally cleared interest rate swaps contracts						$413,877	$(39,454)	$627,120	$252,697

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
195,505,000	ARS	130,317	USD	BNP	02/18/2026	$1,142
244,248,000	ARS	147,730	USD	CBK	07/14/2026	(8,856)
170,670,000	ARS	95,882	USD	CBK	10/16/2026	(4,046)
125,000	AUD	83,528	USD	CBK	03/18/2026	4,030
50,000	AUD	33,265	USD	DEUT	03/18/2026	1,758
3,480,000	BRL	623,824	USD	BOA	03/03/2026	36,229
1,615,000	BRL	288,437	USD	BCLY	03/03/2026	17,880
2,065,000	BRL	374,194	USD	GSC	03/03/2026	17,475
The accompanying notes are an integral part of these financial statements.

62

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,630,000	BRL	483,709	USD	BNP	03/03/2026	$15,124
70,000	BRL	12,695	USD	MSC	03/03/2026	582
235,000	BRL	44,838	USD	JPM	03/03/2026	(265)
45,000	CAD	32,865	USD	DEUT	03/18/2026	433
220,000	CAD	162,918	USD	BCLY	03/18/2026	(131)
189,000,000	CLP	211,179	USD	MSC	03/18/2026	7,708
264,946,000	CLP	299,171	USD	BOA	03/18/2026	7,673
60,000,000	CLP	65,431	USD	GSC	03/18/2026	4,058
42,100,000	CLP	46,394	USD	SSG	03/18/2026	2,364
3,163,000	CNH	451,722	USD	BNP	03/18/2026	4,569
823,000	CNH	117,587	USD	HSBC	03/18/2026	1,138
403,000	CNH	57,543	USD	SGG	03/18/2026	593
974,000	CNH	140,094	USD	DEUT	03/18/2026	414
1,741,000	CNH	250,825	USD	CBK	03/18/2026	329
896,000	CNH	129,040	USD	SSG	03/18/2026	216
629,000	CNH	90,731	USD	GSC	03/18/2026	8
868,050,000	COP	227,355	USD	BNP	03/18/2026	6,940
1,495,050,000	COP	400,169	USD	SSG	03/18/2026	3,361
90,000,000	COP	23,286	USD	GSC	03/18/2026	1,006
1,371,800,000	COP	370,057	USD	CBK	03/18/2026	206
261,800,000	COP	70,901	USD	BOA	03/18/2026	(239)
10,240,000	CZK	492,595	USD	BOA	03/18/2026	8,286
4,140,000	CZK	200,076	USD	CAG	03/18/2026	2,428
2,110,000	CZK	102,896	USD	DEUT	03/18/2026	312
430,000	CZK	20,884	USD	CBK	03/18/2026	149
2,830,000	DOP	43,723	USD	JPM	07/13/2026	48
10,820,000	EGP	219,584	USD	BOA	03/18/2026	5,179
8,460,000	EGP	173,784	USD	CBK	03/18/2026	1,955
7,220,000	EGP	136,060	USD	BOA	10/05/2026	3,544
5,110,000	EGP	97,747	USD	CBK	10/05/2026	1,058
769,000	EUR	903,739	USD	CBK	03/18/2026	13,211
351,000	EUR	409,274	USD	CBA	03/18/2026	9,256
408,000	EUR	480,523	USD	WFB	03/18/2026	5,973
279,000	EUR	328,232	USD	SSG	03/18/2026	4,445
167,000	EUR	195,908	USD	UBS	03/18/2026	3,221
200,000	EUR	236,145	USD	SCB	03/18/2026	2,333
65,000	EUR	76,300	USD	MSC	03/18/2026	1,206
30,000	EUR	35,675	USD	JPM	03/18/2026	96
60,000	EUR	71,996	USD	BCLY	03/18/2026	(452)
136,000	EUR	160,208	USD	BOA	07/07/2026	2,761
1,000	GBP	1,367	USD	HSBC	02/27/2026	5
116,000	GBP	160,307	USD	CBK	03/18/2026	(1,136)
96,800,000	HUF	292,244	USD	GSC	03/18/2026	9,180
52,100,000	HUF	158,169	USD	DEUT	03/18/2026	4,065
27,900,000	HUF	84,198	USD	MSC	03/18/2026	2,680
12,200,000	HUF	36,788	USD	BOA	03/18/2026	1,201
12,400,000	HUF	37,460	USD	BCLY	03/18/2026	1,153
35,900,000	HUF	111,022	USD	UBS	03/18/2026	767
6,803,000,000	IDR	402,045	USD	SSG	03/25/2026	2,899
2,008,000,000	IDR	119,838	USD	GSC	03/25/2026	(313)
2,010,000,000	IDR	120,136	USD	BNP	03/25/2026	(492)
13,908,000,000	IDR	830,408	USD	BOA	03/25/2026	(2,544)
9,010,000	INR	97,759	USD	JPM	03/18/2026	(124)
24,683,000	INR	270,830	USD	GSC	03/18/2026	(3,358)
39,280,000	INR	432,203	USD	BOA	03/18/2026	(6,553)
34,810,000	INR	384,790	USD	SSG	03/18/2026	(7,578)
50,730,000	INR	560,088	USD	CBK	03/18/2026	(10,363)
379,670,000	KRW	259,105	USD	SSG	03/18/2026	5,126
38,520,000	KRW	26,258	USD	GSC	03/18/2026	550
71,850,000	KRW	49,708	USD	MSC	03/18/2026	296
164,500,000	KZT	306,674	USD	BOA	03/18/2026	14,447
123,300,000	KZT	236,686	USD	CBK	03/18/2026	4,009
31,300,000	KZT	56,961	USD	BOA	05/26/2026	2,671
22,800,000	KZT	42,944	USD	CBK	05/26/2026	494
16,520,000	MXN	916,018	USD	BOA	03/18/2026	32,145
The accompanying notes are an integral part of these financial statements.

63

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,746,000	MXN	205,970	USD	MSC	03/18/2026	$9,031
730,000	MXN	42,065	USD	SCB	03/18/2026	(167)
1,270,000	MYR	312,170	USD	BNP	03/18/2026	10,358
620,000	MYR	150,940	USD	SCB	03/18/2026	6,515
516,000	MYR	127,016	USD	DEUT	03/18/2026	4,027
91,895,000	NGN	60,777	USD	BOA	03/18/2026	3,763
106,214,000	NGN	72,520	USD	CBK	03/18/2026	2,077
91,895,000	NGN	59,021	USD	BOA	06/08/2026	3,303
28,122,000	NGN	17,984	USD	CBK	06/08/2026	1,089
195,000	NZD	114,035	USD	UBS	03/18/2026	4,125
55,000	NZD	31,984	USD	DEUT	03/18/2026	1,343
1,155,000	PEN	342,461	USD	CBK	03/18/2026	1,351
615,000	PEN	182,277	USD	GSC	03/18/2026	793
735,000	PEN	218,742	USD	MSC	03/18/2026	49
6,630,000	PHP	112,297	USD	JPM	03/18/2026	150
3,085,000	PLN	849,886	USD	BOA	03/18/2026	22,402
1,750,000	PLN	485,245	USD	GSC	03/18/2026	9,569
1,140,000	PLN	317,580	USD	HSBC	03/18/2026	4,756
494,000	PLN	138,993	USD	MSC	03/18/2026	686
30,000	PLN	8,322	USD	CBK	03/18/2026	161
110,000	PLN	31,251	USD	SCB	03/18/2026	(148)
1,687,000	RON	386,526	USD	GSC	03/18/2026	6,426
825,000	RON	188,787	USD	MSC	03/18/2026	3,380
525,000	RON	120,442	USD	BOA	03/18/2026	1,846
160,000	RON	36,728	USD	SGG	03/18/2026	541
75,000	RON	17,232	USD	CBK	03/18/2026	237
6,436,000	RSD	63,941	USD	CBK	03/18/2026	1,235
115,000	SGD	89,652	USD	DEUT	03/18/2026	1,275
85,000	SGD	66,562	USD	CBK	03/18/2026	645
50,000	SGD	38,948	USD	UBS	03/18/2026	586
65,000	SGD	50,814	USD	MSC	03/18/2026	580
36,200,000	THB	1,150,883	USD	BCLY	03/18/2026	3,276
830,000	THB	26,522	USD	SCB	03/18/2026	(59)
9,540,000	THB	304,400	USD	WFB	03/18/2026	(238)
4,900,000	THB	158,320	USD	DEUT	03/18/2026	(2,094)
17,460,000	TRY	382,332	USD	BCLY	03/18/2026	5,077
5,045,000	TRY	111,848	USD	GSC	03/18/2026	93
26,065,000	TRY	464,651	USD	BNP	12/16/2026	10,338
6,310,000	ZAR	368,829	USD	RBC	03/18/2026	23,200
4,990,000	ZAR	295,798	USD	HSBC	03/18/2026	14,223
11,771,000	ZAR	718,940	USD	MSC	03/18/2026	12,372
1,020,000	ZAR	62,107	USD	DEUT	03/18/2026	1,264
380,000	ZAR	22,527	USD	SSG	03/18/2026	1,082
66,635	USD	97,753,000	ARS	CBK	02/18/2026	905
19,839	USD	30,000	AUD	SCB	03/18/2026	(1,175)
33,502	USD	50,000	AUD	DEUT	03/18/2026	(1,521)
154,153	USD	225,000	AUD	CBK	03/18/2026	(3,450)
360,374	USD	1,976,000	BRL	MSC	03/03/2026	(14,414)
307,614	USD	1,722,000	BRL	GSC	03/03/2026	(18,998)
454,441	USD	2,517,000	BRL	BOA	03/03/2026	(22,959)
58,466	USD	80,000	CAD	SCB	03/18/2026	(729)
101,970	USD	140,000	CAD	DEUT	03/18/2026	(1,621)
90,741	USD	125,000	CAD	TDB	03/18/2026	(1,752)
75,890	USD	105,000	CAD	CBK	03/18/2026	(1,803)
54,599	USD	49,581,000	CLP	BOA	03/18/2026	(2,823)
202,802	USD	179,779,000	CLP	GSC	03/18/2026	(5,407)
240,520	USD	222,000,000	CLP	SSG	03/18/2026	(16,587)
58,765	USD	408,000	CNH	CBK	03/18/2026	(92)
26,302	USD	183,000	CNH	GSC	03/18/2026	(97)
93,777	USD	648,000	CNH	JPM	07/13/2026	(293)
133,362	USD	921,000	CNH	BOA	07/15/2026	(353)
102,933	USD	396,600,000	COP	BNP	03/18/2026	(4,114)
410,126	USD	1,535,800,000	COP	CBK	03/18/2026	(4,402)
138,132	USD	534,500,000	COP	JPM	03/18/2026	(6,136)
188,385	USD	734,700,000	COP	BOA	03/18/2026	(9,918)
The accompanying notes are an integral part of these financial statements.

64

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
256,689	USD	989,100,000	COP	GSC	03/18/2026	$(10,279)
51,368	USD	1,060,000	CZK	BOA	03/18/2026	(481)
38,495	USD	800,000	CZK	CBK	03/18/2026	(637)
104,362	USD	2,170,000	CZK	DEUT	03/18/2026	(1,781)
197,308	USD	4,084,000	CZK	HSBC	03/18/2026	(2,457)
254,275	USD	5,265,000	CZK	MSC	03/18/2026	(3,257)
244,244	USD	5,100,000	CZK	GSC	03/18/2026	(5,218)
714,509	USD	14,807,000	CZK	SSG	03/18/2026	(9,762)
240,635	USD	202,049	EUR	BNP	02/27/2026	(29)
10,958,873	USD	9,221,400	EUR	DEUT	02/27/2026	(24,918)
21,228,700	USD	17,869,611	EUR	JPM	02/27/2026	(56,145)
553,624	USD	463,000	EUR	UBS	03/18/2026	1,546
242,285	USD	203,000	EUR	BCLY	03/18/2026	229
66,789	USD	57,000	EUR	MSC	03/18/2026	(1,178)
112,958	USD	96,000	EUR	CAG	03/18/2026	(1,512)
257,494	USD	219,000	EUR	RBC	03/18/2026	(3,641)
442,662	USD	375,000	EUR	CBK	03/18/2026	(4,488)
567,886	USD	484,000	EUR	SCB	03/18/2026	(9,234)
546,096	USD	466,000	EUR	JPM	03/18/2026	(9,559)
1,541,751	USD	1,310,000	EUR	TDB	03/18/2026	(20,284)
1,669,327	USD	1,422,000	EUR	SSG	03/18/2026	(26,256)
2,291,435	USD	1,962,000	EUR	CBA	03/18/2026	(48,042)
3,021,707	USD	2,580,000	EUR	WFB	03/18/2026	(54,668)
11,910,303	USD	10,126,000	EUR	DEUT	03/18/2026	(163,876)
1,981,586	USD	1,449,320	GBP	HSBC	02/27/2026	(7,192)
286,678	USD	211,000	GBP	CBK	03/18/2026	(2,850)
1,044,471	USD	771,000	GBP	SSG	03/18/2026	(13,469)
645,804	USD	481,000	GBP	JPM	03/18/2026	(14,208)
265,962	USD	2,072,000	HKD	MSC	02/27/2026	400
154,766	USD	49,279,000	HUF	UBS	03/18/2026	1,317
48,706	USD	16,100,000	HUF	BOA	03/18/2026	(1,428)
49,168	USD	16,300,000	HUF	MSC	03/18/2026	(1,589)
67,740	USD	22,447,000	HUF	HSBC	03/18/2026	(2,158)
81,600	USD	27,100,000	HUF	RBC	03/18/2026	(2,786)
237,799	USD	77,672,000	HUF	CBK	03/18/2026	(4,063)
77,563	USD	1,300,380,000	IDR	MSC	03/25/2026	158
109,032	USD	1,837,000,000	IDR	BCLY	03/25/2026	(314)
75,788	USD	1,284,000,000	IDR	JPM	03/25/2026	(641)
155,050	USD	2,620,000,000	IDR	BOA	03/25/2026	(904)
848,051	USD	77,052,000	INR	SSG	03/18/2026	13,092
216,260	USD	19,640,000	INR	CBK	03/18/2026	3,435
128,063	USD	11,680,000	INR	BOA	03/18/2026	1,495
44,904	USD	4,090,000	INR	JPM	03/18/2026	584
226,229	USD	325,300,000	KRW	JPM	03/18/2026	(163)
49,106	USD	72,460,000	KRW	MSC	03/18/2026	(1,323)
62,739	USD	92,280,000	KRW	SSG	03/18/2026	(1,483)
561,671	USD	287,800,000	KZT	CBK	03/18/2026	(146)
86,641	USD	45,400,000	KZT	CBK	05/26/2026	147
41,576	USD	731,000	MXN	CBK	03/18/2026	(380)
141,827	USD	2,564,000	MXN	UBS	03/18/2026	(5,333)
603,328	USD	10,951,000	MXN	SGG	03/18/2026	(25,203)
844,996	USD	15,222,000	MXN	GSC	03/18/2026	(28,669)
940,627	USD	17,217,000	MXN	MSC	03/18/2026	(47,540)
48,843	USD	864,000	MXN	MSC	07/28/2026	(127)
254,300	USD	1,035,000	MYR	SCB	03/18/2026	(8,547)
88,063	USD	145,000	NZD	CBK	03/18/2026	201
31,973	USD	55,000	NZD	BCLY	03/18/2026	(1,354)
98,127	USD	170,000	NZD	MSC	03/18/2026	(4,884)
127,761	USD	220,000	NZD	UBS	03/18/2026	(5,547)
42,471	USD	143,000	PEN	GSC	03/18/2026	(96)
21,304	USD	72,000	PEN	MSC	03/18/2026	(129)
111,297	USD	6,640,000	PHP	JPM	03/18/2026	(1,319)
84,724	USD	304,000	PLN	MSC	03/18/2026	(1,232)
118,731	USD	428,000	PLN	HSBC	03/18/2026	(2,287)
153,020	USD	555,000	PLN	GSC	03/18/2026	(3,906)
The accompanying notes are an integral part of these financial statements.

65

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
233,210	USD	1,016,000	RON	HSBC	03/18/2026	$(3,446)
244,842	USD	1,070,000	RON	SGG	03/18/2026	(4,392)
394,834	USD	1,735,000	RON	BOA	03/18/2026	(9,298)
50,941	USD	65,000	SGD	CBK	03/18/2026	(453)
54,711	USD	70,000	SGD	SSG	03/18/2026	(636)
42,810	USD	55,000	SGD	MSC	03/18/2026	(677)
318,687	USD	410,000	SGD	BNP	03/18/2026	(5,489)
112,334	USD	3,490,000	THB	HSBC	03/18/2026	1,063
158,639	USD	4,980,000	THB	BNP	03/18/2026	(137)
72,423	USD	2,280,000	THB	UBS	03/18/2026	(269)
186,776	USD	8,417,000	TRY	GSC	03/18/2026	16
569,438	USD	26,065,000	TRY	BNP	03/18/2026	(8,901)
12,319	USD	486,000	UYU	CBK	03/18/2026	(255)
33,308	USD	1,320,000	UYU	GSC	03/18/2026	(845)
36,363	USD	580,000	ZAR	MSC	03/18/2026	328
4,833	USD	80,000	ZAR	DEUT	03/18/2026	(137)
40,148	USD	650,000	ZAR	CBK	03/18/2026	(236)
57,815	USD	960,000	ZAR	BNP	03/18/2026	(1,828)
86,007	USD	1,420,000	ZAR	GSC	03/18/2026	(2,215)
300,923	USD	4,950,000	ZAR	HSBC	03/18/2026	(6,612)
178,124	USD	3,000,000	ZAR	SSG	03/18/2026	(8,261)
41,723	USD	690,000	ZAR	JPM	04/09/2026	(1,074)
107,237	USD	1,790,000	ZAR	JPM	07/09/2026	(3,082)
Total foreign currency contracts						$(394,490)

Foreign Cross Currency Contracts Outstanding at January 31, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	696,547	BOA	02/27/2026	GBP	697,140	$(593)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

66

Hartford Strategic Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$96,363,350	$—	$94,463,350	$1,900,000
Convertible Bonds	37,505,129	—	37,505,129	—
Corporate Bonds	180,583,522	—	180,583,522	—
Foreign Government Obligations	37,998,149	—	37,998,149	—
Municipal Bonds	762,113	—	762,113	—
Senior Floating Rate Interests	22,884,796	—	22,884,796	—
U.S. Government Agencies	56,390,596	—	56,390,596	—
U.S. Government Securities	171,286,934	—	171,286,934	—
Common Stocks	122,804	66,614	29,297	26,893
Preferred Stocks	7,101,626	7,101,626	—	—
Warrants	—	—	—	—
Short-Term Investments	18,079,171	18,079,171	—	—
Purchased Options	26,275	—	26,275	—
Foreign Currency Contracts(2)	480,525	—	480,525	—
Futures Contracts(2)	235,178	235,178	—	—
Swaps - Interest Rate(2)	264,213	—	264,213	—
Total	$630,084,381	$25,482,589	$602,674,899	$1,926,893
Liabilities
Foreign Currency Contracts(2)	$(875,608)	$—	$(875,608)	$—
Futures Contracts(2)	(713,015)	(713,015)	—	—
Swaps - Interest Rate(2)	(11,516)	—	(11,516)	—
Swaps - Credit Default(2)	(20,535)	—	(20,535)	—
TBA Sale Commitments	(37,164,042)	—	(37,164,042)	—
Written Options	(6,134)	—	(6,134)	—
Total	$(38,790,850)	$(713,015)	$(38,077,835)	$—

(1)
For the six-month period ended January 31, 2026, investments valued at $515,000 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended January 31, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

67

Hartford Total Return Bond ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.0%
	Asset-Backed - Automobile - 0.5%
	Avis Budget Rental Car Funding AESOP LLC
$ 1,535,000	5.36%, 06/20/2030(1)	$1,584,731
540,000	5.58%, 12/20/2030(1)	555,135
968,426	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	970,209
955,000	Citizens Auto Receivables Trust 5.03%, 10/15/2030(1)	968,734
1,060,000	Exeter Automobile Receivables Trust 4.40%, 05/15/2030	1,066,910
650,000	GLS Auto Select Receivables Trust 4.50%, 11/15/2030(1)	653,366
1,340,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	1,363,016
1,650,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	1,658,213
	Santander Bank Auto Credit-Linked Notes
869,848	4.97%, 01/18/2033(1)	875,987
116,684	5.64%, 12/15/2033(1)	118,315
450,000	Santander Drive Auto Receivables Trust 5.98%, 04/16/2029	455,705
	SFS Auto Receivables Securitization Trust
360,000	5.38%, 01/21/2031(1)	368,502
625,000	5.71%, 01/22/2030(1)	639,707
780,183	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	789,316
		12,067,846
	Asset-Backed - Home Equity - 0.0%
505,000	COOPR Residential Mortgage Trust 4.87%, 01/01/2061(1)(2)	505,659
420,000	FIGRE Trust 4.98%, 01/25/2056(1)(3)	420,095
		925,754
	Asset-Backed - Manufactured Housing - 0.0%
316,925	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	283,675
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
374,622	0.97%, 12/16/2069(1)	340,065
729,632	1.11%, 02/18/2070(1)	657,204
905,248	5.51%, 10/15/2071(1)	928,218
		1,925,487
	Commercial Mortgage-Backed Securities - 4.9%
1,549,000	280 Park Avenue Mortgage Trust 6.09%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(3)	1,535,454
1,300,000	ACREC LLC 5.40%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(3)	1,301,625
1,295,000	ALA Trust 5.42%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(3)	1,305,522
1,420,000	AREIT Trust 5.43%, 07/25/2043, 1 mo. USD Term SOFR + 1.75%(1)(3)	1,421,776
810,000	ARZ Trust 6.07%, 06/11/2039(1)	828,168
770,180	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	742,759
	BBCMS Mortgage Trust
10,289,217	1.01%, 05/15/2057(3)(4)	711,204
7,322,594	1.11%, 09/15/2057(3)(4)	535,621
7,589,097	1.13%, 02/15/2062(3)(4)	617,247
6,308,010	1.62%, 02/15/2057(3)(4)	576,732
530,000	3.66%, 04/15/2055(3)	492,567
1,770,000	3.67%, 02/15/2050	1,753,232
1,375,000	5.38%, 09/15/2058(3)	1,408,079
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.9% - (continued)
$ 1,345,000	5.78%, 02/15/2031	$1,389,718
1,965,000	5.99%, 05/15/2058(3)	2,052,570
	Benchmark Mortgage Trust
12,492,022	0.45%, 01/15/2055(1)(3)(4)	156,448
17,517,049	0.46%, 07/15/2051(3)(4)	188,823
7,301,517	0.52%, 01/15/2051(3)(4)	69,110
12,400,241	0.57%, 07/15/2056(3)(4)	427,254
4,222,070	1.17%, 12/15/2056(3)(4)	221,964
7,287,229	1.22%, 03/15/2062(3)(4)	231,764
3,584,017	1.49%, 01/15/2054(3)(4)	210,507
1,508,590	1.74%, 07/15/2053(3)(4)	74,793
2,053,000	2.93%, 12/15/2072	1,928,052
2,200,000	3.88%, 02/15/2051(3)	2,183,865
1,640,000	5.44%, 02/15/2059	1,689,960
845,000	5.69%, 02/15/2059	870,717
9,745,199	BMO Mortgage Trust 0.86%, 07/15/2057(3)(4)	597,514
4,200,000	BOCA Commercial Mortgage Trust 5.58%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(3)	4,219,687
	BPR Trust
870,000	5.85%, 11/05/2041(1)(3)	893,918
3,055,000	7.62%, 10/05/2038(1)(3)	3,155,861
	BX Trust
1,430,000	5.18%, 12/13/2042(1)(3)	1,447,457
1,670,000	5.53%, 07/15/2042, 1 mo. USD Term SOFR + 1.85%(1)(3)	1,676,262
273,000	6.72%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(3)	272,915
	BXMT Ltd.
1,205,000	5.15%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(3)	1,205,107
835,000	5.45%, 08/19/2043, 1 mo. USD Term SOFR + 1.75%(1)(3)	835,076
5,032,000	CD Mortgage Trust 3.63%, 02/10/2050	4,914,697
766,000	Citigroup Commercial Mortgage Trust 4.00%, 11/15/2049(3)	679,306
	Commercial Mortgage Trust
389,000	2.82%, 01/10/2039(1)	376,464
395,000	3.90%, 01/10/2039(1)(3)	373,532
1,206,000	6.51%, 12/10/2041(1)(3)	1,232,810
	DBJPM Mortgage Trust
3,115,474	1.59%, 09/15/2053(3)(4)	129,101
2,660,000	2.89%, 08/10/2049	2,642,829
	DC Trust
645,000	5.73%, 04/13/2040(1)(3)	653,508
320,000	7.04%, 04/13/2040(1)(3)	320,310
	Extended Stay America Trust
5,740,000	5.07%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(3)	5,761,525
465,000	5.28%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(3)	466,744
1,050,000	6.57%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(3)	1,058,531
4,350,000	FS Commercial Mortgage Trust 7.54%, 11/10/2039(1)(3)	4,430,574
350,000	FS Trust 5.77%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(3)	350,875
3,290,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(3)	3,342,811
	GS Mortgage Securities Trust
6,132,844	0.61%, 02/13/2053(3)(4)	120,888
2,000,000	3.05%, 05/10/2049	1,995,443
The accompanying notes are an integral part of these financial statements.

68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.9% - (continued)
$ 2,440,000	3.43%, 08/10/2050	$2,411,382
731,702	HIH Trust 6.02%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(3)	733,531
	HTL Commercial Mortgage Trust
910,000	6.56%, 05/10/2039(1)(3)	923,371
500,000	7.09%, 05/10/2039(1)(3)	508,274
	INT Commercial Mortgage Trust
1,050,000	5.04%, 11/05/2037(1)(3)	1,061,109
200,000	5.34%, 11/05/2037(1)(3)	199,284
	JP Morgan Chase Commercial Mortgage Securities Trust
415,000	2.81%, 01/16/2037(1)	373,500
300,000	5.80%, 10/05/2039(1)(3)	303,524
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	2,039,849
2,740,000	MAD Commercial Mortgage Trust 5.26%, 10/15/2042(1)(3)	2,756,333
1,300,000	MF1 Ltd. 5.42%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(3)	1,296,603
	Morgan Stanley Capital I Trust
3,476,662	1.30%, 06/15/2050(3)(4)	40,804
2,460,000	3.91%, 09/09/2032(1)	2,309,448
1,350,000	5.24%, 12/15/2038, 1 mo. USD Term SOFR + 1.56%(1)(3)	1,289,285
1,925,556	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(4)	106,128
839,000	Natixis Commercial Mortgage Securities Trust 4.77%, 06/17/2038(1)(3)	818,420
340,000	NRTH Commercial Mortgage Trust 5.32%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(3)	341,275
	NYC Commercial Mortgage Trust
610,000	4.95%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(3)	610,762
2,455,000	5.18%, 07/13/2042(1)(3)	2,477,826
260,000	5.20%, 02/15/2043, 1 mo. USD Term SOFR + 1.50%(1)(3)	259,999
3,560,000	5.37%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(3)	3,568,900
3,165,000	RFR Trust 5.67%, 03/11/2041(1)(3)	3,236,459
5,550,000	SHR Trust 6.13%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(3)	5,560,406
630,000	TEXAS Commercial Mortgage Trust 5.27%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(3)	630,394
13,140,921	Wells Fargo Commercial Mortgage Trust 1.00%, 08/15/2057(3)(4)	910,311
	Wells Fargo NA
11,211,221	0.41%, 02/15/2055(3)(4)	239,817
5,606,325	0.58%, 11/15/2062(3)(4)	108,276
13,781,933	0.63%, 11/15/2062(3)(4)	300,249
14,902,488	0.68%, 02/15/2061(3)(4)	168,558
5,628,904	0.70%, 11/15/2050(3)(4)	49,287
2,889,603	0.71%, 11/15/2054(3)(4)	30,375
9,820,198	0.82%, 06/15/2057(3)(4)	530,098
10,376,857	0.87%, 01/15/2063(3)(4)	283,873
3,376,804	0.88%, 05/15/2062(3)(4)	86,690
2,540,548	1.00%, 12/15/2056(3)(4)	60,138
7,999,205	1.07%, 02/15/2056(3)(4)	445,362
12,329,269	1.14%, 10/15/2057(3)(4)	974,893
7,032,681	1.76%, 03/15/2063(3)(4)	454,991
1,790,000	3.44%, 09/15/2060	1,768,523
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.9% - (continued)
$ 1,440,000	3.58%, 05/15/2062	$1,390,911
2,140,000	WHARF Commercial Mortgage Trust 5.53%, 07/15/2040(1)(3)	2,205,537
		111,944,031
	Other Asset-Backed Securities - 5.8%
45,252	AASET Trust 3.35%, 01/16/2040(1)	44,936
	Affirm Asset Securitization Trust
1,095,000	5.33%, 12/17/2029(1)	1,095,839
1,035,000	5.61%, 02/15/2029(1)	1,036,627
	Aligned Data Centers Issuer LLC
970,000	1.94%, 08/15/2046(1)	956,164
1,420,000	6.00%, 08/17/2048(1)	1,429,485
	AMSR Trust
3,582,963	2.12%, 12/17/2038(1)	3,520,418
1,405,000	4.15%, 11/17/2041(1)	1,388,059
505,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	515,251
2,795,000	Ares XLIII CLO Ltd. 5.37%, 01/15/2038, 3 mo. USD Term SOFR + 1.70%(1)(3)	2,803,502
1,260,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	1,281,310
	Bain Capital Credit CLO Ltd.
1,875,000	5.08%, 07/19/2034, 3 mo. USD Term SOFR + 1.40%(1)(3)	1,875,000
2,235,000	5.42%, 01/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(3)	2,236,330
2,085,000	Barings CLO Ltd. 5.77%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(3)	2,090,310
1,300,000	Benefit Street Partners CLO XXXI Ltd. 5.42%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(3)	1,304,661
400,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	404,380
3,730,000	CBAM Ltd. 5.78%, 07/17/2034, 3 mo. USD Term SOFR + 2.11%(1)(3)	3,742,171
	CF Hippolyta Issuer LLC
250,843	1.53%, 03/15/2061(1)	204,093
589,137	1.69%, 07/15/2060(1)	495,039
193,202	1.98%, 03/15/2061(1)	116,276
816,712	1.99%, 07/15/2060(1)	685,893
378,554	5.97%, 08/15/2062(1)	374,931
	Commercial Equipment Finance LLC
2,822,950	4.83%, 05/15/2031(1)	2,828,255
572,376	5.97%, 07/16/2029(1)	578,615
5,110,000	CTM CLO Ltd. 5.17%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(3)	5,131,007
	Domino's Pizza Master Issuer LLC
4,554,217	2.66%, 04/25/2051(1)	4,335,700
3,628,397	3.15%, 04/25/2051(1)	3,330,806
667,200	3.67%, 10/25/2049(1)	644,989
1,215,000	Elmwood CLO 23 Ltd. 5.42%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(3)	1,217,057
4,000,000	Elmwood CLO I Ltd. 5.28%, 04/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(3)	4,000,000
	FirstKey Homes Trust
1,799,873	1.38%, 09/17/2038(1)	1,767,650
1,443,127	2.14%, 12/17/2038(1)	1,416,038
648,109	4.15%, 05/19/2039(1)	646,713
2,079,861	4.25%, 07/17/2039(1)	2,078,645
450,000	GreatAmerica Leasing Receivables Funding LLC 5.18%, 12/16/2030(1)	458,695
	GreenSky Home Improvement Issuer Trust
260,000	5.02%, 06/25/2060(1)	264,030
The accompanying notes are an integral part of these financial statements.

69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.0% - (continued)
	Other Asset-Backed Securities - 5.8% - (continued)
$ 815,000	5.07%, 06/25/2060(1)	$823,713
1,360,000	Home Re Ltd. 6.38%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(3)	1,361,825
2,140,000	Jersey Mike's Funding LLC 4.95%, 02/15/2056(1)	2,140,000
1,890,000	Magnetite XXXI Ltd. 5.22%, 07/15/2034, 3 mo. USD Term SOFR + 1.55%(1)(3)	1,890,353
2,850,000	MAPS Trust 5.20%, 01/15/2051(1)	2,881,914
	NMEF Funding LLC
438,000	4.64%, 01/18/2033(1)	439,780
1,595,000	4.73%, 01/18/2033(1)	1,607,062
650,000	Palmer Square Loan Funding Ltd. 5.13%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(3)	650,000
	Progress Residential Trust
1,673,974	1.51%, 10/17/2038(1)	1,648,290
609,048	3.20%, 04/17/2039(1)	601,657
2,699,185	3.40%, 02/17/2042(1)	2,585,729
2,320,000	4.00%, 02/17/2043(1)	2,215,213
1,719,238	4.44%, 05/17/2041(1)	1,715,616
426,994	4.45%, 06/17/2039(1)	426,945
737,102	4.75%, 10/27/2039(1)	737,335
3,875,000	RAD CLO 12 Ltd. 4.99%, 07/30/2040, 3 mo. USD Term SOFR + 1.32%(1)(3)	3,892,782
	Retained Vantage Data Centers Issuer LLC
2,350,000	4.99%, 09/15/2049(1)	2,333,119
2,610,000	5.00%, 09/15/2048(1)	2,607,447
2,950,000	RR 23 Ltd. 5.32%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(3)	2,975,034
1,185,000	RR 26 Ltd. 5.17%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(3)	1,186,721
	Stack Infrastructure Issuer LLC
1,480,000	5.90%, 07/25/2048(1)	1,485,858
855,000	5.90%, 03/25/2049(1)	865,906
1,237,395	Stream Innovations Issuer Trust 5.05%, 09/15/2045(1)	1,249,103
768,506	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	763,098
1,135,000	Symphony CLO 36 Ltd. 5.53%, 01/20/2036, 3 mo. USD Term SOFR + 1.85%(1)(3)	1,135,000
	Taco Bell Funding LLC
1,675,163	2.54%, 08/25/2051(1)	1,469,565
1,733,550	4.94%, 11/25/2048(1)	1,734,590
1,445,000	Texas Debt Capital CLO Ltd. 5.32%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(3)	1,451,705
	Tricon Residential Trust
2,082,275	4.30%, 11/17/2041(1)	2,065,942
637,980	4.75%, 06/17/2040(1)	638,975
2,830,000	4.77%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(3)	2,832,037
2,035,024	4.78%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(3)	2,036,296
765,000	5.02%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(3)	765,623
2,020,000	Vantage Data Centers Issuer LLC 5.10%, 09/15/2054(1)	2,012,721
1,890,000	Vantage Data Centers LLC 1.99%, 09/15/2045(1)	1,807,511
1,865,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	1,896,188
2,270,000	Venture 42 CLO Ltd. 5.06%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(3)	2,271,848
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.0% - (continued)
	Other Asset-Backed Securities - 5.8% - (continued)
	Wendy's Funding LLC
$ 2,061,027	2.37%, 06/15/2051(1)	$1,928,202
3,174,394	2.78%, 06/15/2051(1)	2,843,203
1,045,728	3.88%, 03/15/2048(1)	1,031,898
2,615,150	4.24%, 03/15/2052(1)	2,583,330
747,703	4.54%, 03/15/2052(1)	724,378
	Wingstop Funding LLC
2,758,000	2.84%, 12/05/2050(1)	2,674,563
960,000	5.86%, 12/05/2054(1)	987,647
2,660,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	2,708,909
		132,983,506
	Whole Loan Collateral CMO - 6.7%
255,000	A&D Mortgage Trust 5.11%, 02/25/2071(1)(2)	254,617
211,990	Ajax Mortgage Loan Trust 6.12%, 01/25/2061(1)(2)	212,170
	Angel Oak Mortgage Trust
354,149	0.91%, 01/25/2066(1)(3)	313,408
864,846	0.95%, 07/25/2066(1)(3)	762,146
150,844	0.99%, 04/25/2053(1)(3)	145,463
334,622	0.99%, 04/25/2066(1)(3)	291,229
2,150,707	1.07%, 05/25/2066(1)(3)	1,876,833
366,142	1.24%, 01/20/2065(1)(3)	314,163
1,735,862	1.46%, 09/25/2066(1)(3)	1,482,360
650,319	1.82%, 11/25/2066(1)(3)	589,375
	BINOM Securitization Trust
392,547	2.03%, 06/25/2056(1)(3)	363,945
2,197,519	4.44%, 08/25/2057(1)(3)	2,158,346
	BRAVO Residential Funding Trust
169,870	0.94%, 02/25/2049(1)(3)	160,354
60,838	0.97%, 03/25/2060(1)(3)	59,992
255,000	5.10%, 12/25/2065(1)(2)	254,773
1,036,418	5.11%, 07/25/2062(1)(3)	1,036,485
1,778,361	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(3)	1,758,864
	COLT Mortgage Loan Trust
144,448	0.80%, 07/27/2054(1)	131,744
534,400	0.91%, 06/25/2066(1)(3)	467,883
3,800,427	0.96%, 09/27/2066(1)(3)	3,285,595
699,752	1.34%, 08/25/2066(1)(3)	603,199
3,075,673	1.40%, 10/25/2066(1)(3)	2,656,613
1,765,507	2.28%, 12/27/2066(1)(3)	1,639,391
1,172,000	4.76%, 02/25/2071(1)(3)	1,172,547
455,000	4.96%, 02/25/2071(1)(2)	455,199
507,000	5.11%, 02/25/2071(1)(2)	507,215
	CSMC Trust
131,925	0.81%, 05/25/2065(1)(3)	120,538
388,327	0.83%, 03/25/2056(1)(3)	323,947
570,225	0.94%, 05/25/2066(1)(3)	486,453
874,149	1.10%, 05/25/2066(1)(3)	772,780
688,625	1.18%, 02/25/2066(1)(3)	622,318
730,852	2.84%, 10/25/2066(1)(3)	662,144
2,185,121	3.27%, 11/25/2066(1)(3)	2,033,780
375,750	4.15%, 12/27/2060(1)(3)	375,006
234,664	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	211,151
	Ellington Financial Mortgage Trust
87,588	0.80%, 02/25/2066(1)(3)	77,226
256,247	0.93%, 06/25/2066(1)(3)	219,442
1,979,218	2.21%, 01/25/2067(1)(3)	1,741,047
1,368,797	5.38%, 12/25/2070(1)(2)	1,375,392
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
532,860	2.50%, 08/25/2059	438,402
The accompanying notes are an integral part of these financial statements.

70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.0% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
$ 210,111	3.50%, 08/25/2057(3)	$206,487
432,955	3.50%, 11/25/2057	417,343
1,162,477	3.50%, 07/25/2058	1,112,120
231,967	3.50%, 08/25/2058	220,471
187,556	3.50%, 08/26/2058	182,589
1,558,477	3.50%, 10/25/2058	1,443,928
	Federal National Mortgage Association Connecticut Avenue Securities Trust
430,000	5.50%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(3)	434,614
49,146	6.01%, 08/25/2030, 30 day USD SOFR Average + 2.31%(3)	49,816
555,800	6.80%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(3)	564,137
1,309,000	6.85%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(3)	1,333,608
3,885,000	8.20%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(3)	4,011,262
1,395,000	8.95%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(3)	1,461,105
1,545,000	9.95%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(3)	1,635,064
4,175,000	Finance of America Structured Securities Trust 4.50%, 02/25/2056(1)(3)	4,102,558
	GCAT Trust
404,262	0.87%, 01/25/2066(1)(3)	361,815
641,339	1.09%, 05/25/2066(1)(3)	569,675
1,017,480	1.09%, 08/25/2066(1)(3)	861,387
441,342	1.92%, 08/25/2066(1)(3)	412,697
	GS Mortgage-Backed Securities Trust
1,450,000	4.87%, 03/25/2066(1)(3)	1,451,013
448,000	5.23%, 03/25/2066(1)(2)	448,317
	Imperial Fund Mortgage Trust
524,567	1.07%, 09/25/2056(1)(3)	450,366
2,104,785	3.64%, 03/25/2067(1)(2)	2,031,017
	Legacy Mortgage Asset Trust
266,837	5.65%, 11/25/2060(1)(2)	265,408
356,278	5.75%, 04/25/2061(1)(2)	355,082
518,474	5.75%, 07/25/2061(1)(2)	524,514
391,153	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	382,460
	MFA Trust
33,162	1.01%, 01/26/2065(1)(3)	31,761
366,450	1.03%, 11/25/2064(1)(3)	326,373
201,730	1.15%, 04/25/2065(1)(3)	191,811
	Morgan Stanley Residential Mortgage Loan Trust
4,071,884	4.25%, 02/25/2065(1)(3)	4,008,314
2,445,200	4.77%, 01/25/2071(1)(3)	2,446,878
370,000	5.03%, 12/25/2070(1)(2)	370,039
1,105,000	5.17%, 01/25/2071(1)(2)	1,105,726
	New Residential Mortgage Loan Trust
253,243	0.94%, 07/25/2055(1)(3)	233,784
137,588	0.94%, 10/25/2058(1)(3)	137,165
1,906,735	1.16%, 11/27/2056(1)(3)	1,759,636
1,769,784	2.28%, 04/25/2061(1)(3)	1,587,778
303,362	3.50%, 12/25/2057(1)(3)	296,560
252,836	3.76%, 09/25/2057(1)(3)	241,516
192,620	4.00%, 04/25/2057(1)(3)	187,892
209,515	4.00%, 08/27/2057(1)(3)	205,427
78,122	4.54%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(3)	77,019
1,981,031	5.01%, 10/26/2065(1)(3)	1,987,435
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.0% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
$ 375,000	5.18%, 11/25/2065(1)(2)	$375,307
2,348,183	5.37%, 10/26/2065(1)(2)	2,354,608
979,814	NMLT Trust 1.19%, 05/25/2056(1)(3)	870,045
	OBX Trust
625,022	1.07%, 02/25/2066(1)(3)	553,744
1,350,000	4.82%, 12/01/2065(1)(3)	1,351,240
2,375,000	5.04%, 12/01/2065(1)(2)	2,377,212
1,610,000	5.14%, 12/01/2065(1)(2)	1,611,483
1,814,568	OLIT Trust 3.00%, 11/25/2038(1)(3)	1,722,968
	Pretium Mortgage Credit Partners LLC
4,602,055	3.85%, 09/25/2069(1)(2)	4,545,268
3,921,415	4.00%, 07/25/2069(1)(2)	3,839,038
2,753,006	4.15%, 04/25/2065(1)(2)	2,681,029
5,994,494	5.19%, 10/25/2055(1)(2)	6,041,878
2,335,343	5.27%, 12/25/2055(1)(2)	2,336,552
3,021,655	5.66%, 07/25/2055(1)(2)	3,022,081
2,843,191	5.73%, 08/25/2055(1)(2)	2,855,009
4,700,204	5.74%, 06/25/2055(1)(2)	4,717,200
578,811	5.93%, 10/25/2054(1)(2)	576,488
225,000	6.41%, 02/25/2056(1)(2)	225,061
495,000	6.54%, 01/25/2056(1)(2)	495,007
1,725,000	6.78%, 12/25/2055(1)(2)	1,726,856
	PRPM LLC
3,852,657	3.75%, 04/25/2055(1)(2)	3,775,296
1,769,971	5.50%, 08/25/2030(1)(2)	1,789,155
520,922	5.70%, 11/25/2029(1)(2)	520,228
1,043,615	5.73%, 07/25/2030(1)(2)	1,040,939
2,560,659	5.77%, 08/25/2028(1)(2)	2,557,386
1,671,287	5.87%, 11/25/2029(1)(2)	1,665,916
4,614,517	6.47%, 05/25/2030(1)(2)	4,590,448
	PRPM Trust
630,000	4.85%, 01/25/2056(1)(2)	630,823
405,000	5.21%, 01/25/2056(1)(2)	405,643
519,059	6.26%, 05/25/2030(1)(2)	521,617
250,075	RCO VIII Mortgage LLC 6.43%, 05/25/2030(1)(2)	248,860
100,829	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	98,030
1,048,861	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	881,829
983,580	STAR Trust 1.22%, 05/25/2065(1)(3)	929,639
	Starwood Mortgage Residential Trust
97,974	0.94%, 05/25/2065(1)(3)	94,232
715,174	1.13%, 06/25/2056(1)(3)	636,530
1,090,164	1.92%, 11/25/2066(1)(3)	971,559
	Towd Point Mortgage Trust
521,058	1.75%, 10/25/2060(1)	477,507
515,182	2.90%, 10/25/2059(1)(3)	498,020
1,862,026	2.92%, 11/30/2060(1)(3)	1,655,723
162,143	3.25%, 03/25/2058(1)(3)	160,766
18,828	3.25%, 07/25/2058(1)(3)	18,679
24,293	3.75%, 05/25/2058(1)(3)	23,959
336,810	TRK Trust 1.15%, 07/25/2056(1)(3)	305,420
	Verus Securitization Trust
45,736	0.82%, 10/25/2063(1)(3)	44,452
215,581	0.92%, 02/25/2064(1)(3)	203,533
1,552,737	0.94%, 07/25/2066(1)(3)	1,326,620
3,464,854	1.01%, 09/25/2066(1)(3)	2,997,663
240,246	1.03%, 02/25/2066(1)(3)	220,786
723,051	2.82%, 11/25/2066(1)(3)	675,451
1,529,452	2.83%, 10/25/2066(1)(2)	1,419,014
1,259,559	3.72%, 01/25/2067(1)(2)	1,197,503
2,230,311	3.80%, 04/25/2067(1)(2)	2,204,848
The accompanying notes are an integral part of these financial statements.

71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.0% - (continued)
	Whole Loan Collateral CMO - 6.7% - (continued)
$ 1,106,404	4.13%, 02/25/2067(1)(2)	$1,066,584
163,525	VOLT C LLC 5.99%, 05/25/2051(1)(2)	162,758
192,050	VOLT CII LLC 5.87%, 08/25/2051(1)(2)	191,881
54,564	VOLT XCV LLC 6.24%, 03/27/2051(1)(2)	54,517
		153,439,390
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $415,368,231)	$413,569,689
CONVERTIBLE BONDS - 0.0%
	Commercial Banks - 0.0%
EUR 800,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.55%, 12/15/2050, 3 mo. EURIBOR + 4.50%(3)	$646,173
	Electrical Components & Equipment - 0.0%
100,000	Schneider Electric SE 1.25%, 09/23/2033(5)	122,386
	Total Convertible Bonds (cost $719,899)	$768,559
CORPORATE BONDS - 25.0%
	Advertising - 0.0%
$ 1,000,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$1,053,166
	Aerospace & Defense - 0.4%
1,225,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,261,243
	Boeing Co.
427,000	2.95%, 02/01/2030	405,234
330,000	3.20%, 03/01/2029	320,703
20,000	3.50%, 03/01/2039	16,402
50,000	3.63%, 02/01/2031	48,191
35,000	3.63%, 03/01/2048	25,043
10,000	3.65%, 03/01/2047	7,305
178,000	3.75%, 02/01/2050	130,359
35,000	3.85%, 11/01/2048	26,005
10,000	3.90%, 05/01/2049	7,473
2,280,000	5.15%, 05/01/2030	2,343,288
3,005,000	5.71%, 05/01/2040	3,071,836
10,000	5.88%, 02/15/2040	10,325
25,000	5.93%, 05/01/2060	24,601
365,000	6.39%, 05/01/2031	396,044
75,000	6.86%, 05/01/2054	84,569
		8,178,621
	Agriculture - 0.4%
	BAT Capital Corp.
166,000	2.73%, 03/25/2031	153,142
5,000	3.46%, 09/06/2029	4,876
26,700	3.56%, 08/15/2027	26,530
25,000	4.76%, 09/06/2049	21,158
425,000	5.83%, 02/20/2031	451,096
EUR 380,000	BAT International Finance PLC 4.13%, 04/12/2032(5)	467,210
235,000	Imperial Brands Finance Netherlands BV 5.25%, 02/15/2031(5)	302,331
	Philip Morris International, Inc.
$ 25,000	1.75%, 11/01/2030	22,294
6,000	2.10%, 05/01/2030	5,501
EUR 265,000	3.25%, 06/06/2032	314,042
$ 15,000	3.38%, 08/15/2029	14,661
25,000	4.13%, 03/04/2043	21,252
1,460,000	4.38%, 11/01/2027	1,473,915
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Agriculture - 0.4% - (continued)
$ 220,000	4.38%, 04/30/2030	$221,302
220,000	4.38%, 11/15/2041	195,386
1,040,000	4.75%, 11/01/2031	1,059,585
145,000	5.13%, 11/17/2027	148,069
1,350,000	5.13%, 02/15/2030	1,393,598
1,429,000	5.13%, 02/13/2031	1,479,027
85,000	5.25%, 02/13/2034	87,747
125,000	5.38%, 02/15/2033	130,093
751,000	5.63%, 09/07/2033	794,642
150,000	Turning Point Brands, Inc. 7.63%, 03/15/2032(1)	160,895
		8,948,352
	Airlines - 0.0%
500,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	502,183
	Apparel - 0.2%
2,670,000	Gildan Activewear, Inc. 5.40%, 10/07/2035(1)	2,666,026
	Tapestry, Inc.
290,000	5.10%, 03/11/2030	297,299
748,000	5.50%, 03/11/2035	763,046
		3,726,371
	Auto Manufacturers - 0.0%
EUR 390,000	Hyundai Capital America 3.50%, 06/26/2031(5)	469,799
100,000	Volkswagen International Finance NV 7.88%, 09/06/2032, (7.88% fixed rate until 09/06/2032; 9 yr. EUR Swap + 4.78% thereafter)(3)(5)(6)	139,180
		608,979
	Auto Parts & Equipment - 0.1%
1,130,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(5)	1,365,805
$ 590,000	Forvia SE 6.75%, 09/15/2033(1)	604,951
155,000	ZF North America Capital, Inc. 6.75%, 04/23/2030(1)	155,409
		2,126,165
	Beverages - 0.3%
	Bacardi Ltd./Bacardi-Martini BV
100,000	5.25%, 01/15/2029(1)	102,037
501,000	5.40%, 06/15/2033(1)	504,214
860,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	888,308
	Keurig Dr. Pepper, Inc.
1,702,000	2.25%, 03/15/2031	1,523,090
190,000	3.20%, 05/01/2030	180,789
700,000	3.95%, 04/15/2029	693,481
945,000	4.05%, 04/15/2032	910,386
1,690,000	4.50%, 04/15/2052	1,368,795
15,000	5.09%, 05/25/2048	13,397
875,000	5.20%, 03/15/2031	898,077
901,000	5.30%, 03/15/2034	916,938
		7,999,512
	Biotechnology - 0.2%
4,185,000	Royalty Pharma PLC 5.20%, 09/25/2035	4,206,788
	Chemicals - 0.3%
	Celanese U.S. Holdings LLC
500,000	6.50%, 04/15/2030(7)	508,705
75,000	7.00%, 02/15/2031	76,715
250,000	7.38%, 02/15/2034(7)	254,395
The accompanying notes are an integral part of these financial statements.

72

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Chemicals - 0.3% - (continued)
EUR 1,000,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(5)	$1,207,082
	LYB International Finance III LLC
$ 200,000	3.38%, 10/01/2040	144,175
70,000	4.20%, 10/15/2049	49,805
25,000	4.20%, 05/01/2050	17,767
2,000,000	5.13%, 01/15/2031	2,010,418
15,000	5.50%, 03/01/2034	14,803
1,310,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)(7)	1,281,862
30,000	Sherwin-Williams Co. 4.80%, 09/01/2031	30,682
600,000	Tronox, Inc. 4.63%, 03/15/2029(1)(7)	461,180
		6,057,589
	Commercial Banks - 3.9%
EUR 400,000	Arbejdernes Landsbank AS 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(3)	482,751
1,085,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(3)(5)	1,307,117
	Banco de Credito Social Cooperativo SA
200,000	3.50%, 06/13/2031, (3.50% fixed rate until 06/13/2030; 1 yr. EURIBOR ICE Swap + 1.33% thereafter)(3)(5)	240,128
200,000	4.25%, 10/13/2037, (4.25% fixed rate until 07/13/2032; 1 yr. EURIBOR ICE Swap + 1.75% thereafter)(3)(5)	238,340
300,000	Banco Santander SA 4.88%, 10/18/2031(5)	387,016
	Bank of America Corp.
$ 975,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(3)	877,154
1,001,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(3)	895,470
100,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(3)	89,362
130,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(3)	114,090
747,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(3)	696,380
585,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(3)	545,628
567,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(3)	520,298
463,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(3)	423,445
180,000	4.57%, 04/27/2033, (4.57% fixed rate until 04/27/2032; 6 mo. USD SOFR + 1.83% thereafter)(3)	179,168
100,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(3)	101,377
100,000	4.98%, 01/24/2029, (4.98% fixed rate until 01/24/2028; 6 mo. USD SOFR + 0.83% thereafter)(3)	101,847
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 1,590,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(3)	$1,622,756
75,000	5.87%, 09/15/2034, (5.87% fixed rate until 09/15/2033; 6 mo. USD SOFR + 1.84% thereafter)(3)	79,662
200,000	Banque Federative du Credit Mutuel SA 4.54%, 01/15/2031(1)	199,538
EUR 365,000	Barclays PLC 4.51%, 01/31/2033, (4.51% fixed rate until 01/31/2032; 1 yr. EURIBOR ICE Swap + 2.05% thereafter)(3)(5)	458,708
300,000	BAWAG Group AG 4.13%, 05/07/2035, (4.13% fixed rate until 02/07/2030; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(3)(5)	361,269
$ 1,000,000	BNP Paribas SA 5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(3)	1,034,446
	BPCE SA
300,000	4.76%, 01/13/2032, (4.76% fixed rate until 01/13/2031; 6 mo. USD SOFR + 1.27% thereafter)(1)(3)(7)	299,805
1,575,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(3)	1,618,226
250,000	5.75%, 07/19/2033, (5.75% fixed rate until 07/19/2032; 6 mo. USD SOFR + 2.87% thereafter)(1)(3)	260,415
760,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(3)	793,417
750,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(3)	783,395
1,400,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(3)	1,484,815
250,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(3)	278,156
EUR 200,000	CaixaBank SA 4.13%, 02/09/2032, (4.13% fixed rate until 02/09/2031; 3 mo. EURIBOR + 1.50% thereafter)(3)(5)	248,406
$ 1,175,000	Citibank NA 4.91%, 05/29/2030	1,205,750
	Citigroup, Inc.
65,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.15% thereafter)(3)	60,895
5,000	4.08%, 04/23/2029, (4.08% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.45% thereafter)(3)	5,003
2,675,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(3)	2,677,154
65,000	4.54%, 09/19/2030, (4.54% fixed rate until 09/19/2029; 6 mo. USD SOFR + 1.34% thereafter)(3)	65,538
50,000	4.91%, 05/24/2033, (4.91% fixed rate until 05/24/2032; 6 mo. USD SOFR + 2.09% thereafter)(3)	50,524
2,135,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(3)	2,178,723
The accompanying notes are an integral part of these financial statements.

73

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 100,000	6.27%, 11/17/2033, (6.27% fixed rate until 11/17/2032; 6 mo. USD SOFR + 2.34% thereafter)(3)	$108,836
150,000	7.20%, 05/15/2029, (7.20% fixed rate until 05/15/2029; 5 yr. USD CMT + 2.91% thereafter)(3)(6)	155,551
	Citizens Financial Group, Inc.
398,000	3.25%, 04/30/2030	380,543
1,215,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(3)	1,245,911
150,000	5.30%, 01/29/2036, (5.30% fixed rate until 01/29/2031; 5 yr. USD CMT + 1.45% thereafter)(3)	150,713
60,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(3)	62,842
285,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(3)	312,114
EUR 500,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(3)(5)(6)	642,617
	Credit Agricole SA
300,000	3.13%, 07/03/2031, (3.13% fixed rate until 07/03/2030; 3 mo. EURIBOR + 0.82% thereafter)(3)(5)	356,296
$ 1,410,000	4.66%, 01/12/2032, (4.66% fixed rate until 01/12/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)(3)	1,410,711
1,290,000	4.82%, 09/25/2033, (4.82% fixed rate until 09/25/2032; 6 mo. USD SOFR + 1.36% thereafter)(1)(3)	1,285,830
250,000	5.86%, 01/09/2036, (5.86% fixed rate until 01/09/2035; 6 mo. USD SOFR + 1.74% thereafter)(1)(3)	262,846
955,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(3)	1,009,825
EUR 200,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(3)(5)(6)	251,908
200,000	Eurobank SA 6.63%, 06/04/2031, (6.63% fixed rate until 06/04/2031; 5 yr. EURIBOR ICE Swap + 4.45% thereafter)(3)(5)(6)	250,313
	Goldman Sachs Group, Inc.
$ 1,416,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(3)	1,256,794
274,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(3)	245,027
50,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(3)	45,538
116,000	3.80%, 03/15/2030	114,244
1,380,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(3)	1,398,728
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 317,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(3)	$317,254
655,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(3)	670,825
3,150,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(3)	3,136,494
610,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(3)	628,332
550,000	5.33%, 07/23/2035, (5.33% fixed rate until 07/23/2034; 6 mo. USD SOFR + 1.55% thereafter)(3)	562,003
50,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(3)	52,205
266,000	5.85%, 04/25/2035, (5.85% fixed rate until 04/25/2034; 6 mo. USD SOFR + 1.55% thereafter)(3)	281,176
41,000	6.13%, 02/15/2033	44,650
175,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(3)	185,267
90,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(3)	99,658
145,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(3)(6)	153,373
	HSBC Holdings PLC
360,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(3)	343,028
240,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(3)	224,718
EUR 255,000	3.91%, 05/13/2034, (3.91% fixed rate until 05/13/2033; 3 mo. EURIBOR + 1.54% thereafter)(3)(5)	308,837
$ 910,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(3)	913,847
970,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(3)	994,181
2,535,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(3)	2,609,671
EUR 200,000	Intesa Sanpaolo SpA 7.00%, 05/20/2032, (7.00% fixed rate until 05/20/2032; 5 yr. EURIBOR ICE Swap + 4.35% thereafter)(3)(5)(6)	261,939
	JP Morgan Chase & Co.
$ 25,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(3)	22,264
723,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(3)	651,421
100,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(3)	91,289
The accompanying notes are an integral part of these financial statements.

74

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 840,000	2.96%, 01/25/2033, (2.96% fixed rate until 01/25/2032; 6 mo. USD SOFR + 1.26% thereafter)(3)	$770,354
1,419,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(3)	1,399,013
1,078,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(3)	1,077,337
150,000	4.20%, 07/23/2029, (4.20% fixed rate until 07/23/2028; 3 mo. USD Term SOFR + 1.52% thereafter)(3)	150,594
2,745,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(3)	2,731,239
100,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter)(3)	100,753
1,415,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(3)	1,428,080
400,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(3)	404,849
560,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(3)	560,833
65,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(3)	66,043
633,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(3)	635,667
1,125,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(3)	1,154,720
1,050,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(3)	1,082,959
630,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(3)	650,030
609,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(3)	627,009
1,011,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(3)	1,041,356
1,830,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(3)	1,879,905
1,500,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(3)	1,562,817
EUR 1,100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(3)(5)	1,295,855
GBP 850,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(3)(5)	1,332,613
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 3.9% - (continued)
	Morgan Stanley
$ 325,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(3)	$285,346
485,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(3)	430,391
50,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.20% thereafter)(3)	44,881
1,006,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(3)	944,018
225,000	2.94%, 01/21/2033, (2.94% fixed rate until 01/21/2032; 6 mo. USD SOFR + 1.29% thereafter)(3)	205,079
EUR 535,000	3.38%, 01/23/2032, (3.38% fixed rate until 01/23/2031; 3 mo. EURIBOR + 0.91% thereafter)(3)	639,324
$ 840,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(3)	815,590
3,845,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(3)	3,852,278
290,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(3)	291,902
280,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(3)	283,433
463,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(3)	476,666
495,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(3)	510,279
1,275,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(3)	1,327,692
132,000	6.34%, 10/18/2033, (6.34% fixed rate until 10/18/2032; 6 mo. USD SOFR + 2.56% thereafter)(3)	144,029
110,000	6.63%, 11/01/2034, (6.63% fixed rate until 11/01/2033; 6 mo. USD SOFR + 2.05% thereafter)(3)	122,254
50,000	7.25%, 04/01/2032	57,362
2,595,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(3)	2,595,978
EUR 200,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(3)(5)(6)	242,082
390,000	Nykredit Realkredit AS 3.50%, 07/10/2031(5)	468,147
245,000	Piraeus Bank SA 5.00%, 04/16/2030, (5.00% fixed rate until 04/16/2029; 1 yr. EURIBOR ICE Swap + 2.25% thereafter)(3)(5)	308,116
$ 1,800,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(3)	1,855,161
The accompanying notes are an integral part of these financial statements.

75

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 3.9% - (continued)
EUR 100,000	Societe Generale SA 7.88%, 01/18/2029, (7.88% fixed rate until 01/18/2029; 5 yr. EUR Swap + 5.23% thereafter)(3)(5)(6)	$129,766
$ 1,335,000	Truist Financial Corp. 4.60%, 01/27/2032, (4.60% fixed rate until 01/27/2031; 6 mo. USD SOFR + 0.97% thereafter)(3)	1,338,403
EUR 400,000	UniCredit SpA 3.20%, 09/22/2031, (3.20% fixed rate until 09/22/2030; 3 mo. EURIBOR + 0.90% thereafter)(3)(5)	474,385
	Wells Fargo & Co.
$ 685,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(3)	640,162
789,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(3)	735,690
920,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(3)	931,727
1,118,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(3)	1,151,216
260,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(3)	268,622
285,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(3)	295,674
235,000	5.56%, 07/25/2034, (5.56% fixed rate until 07/25/2033; 6 mo. USD SOFR + 1.99% thereafter)(3)	244,901
901,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(3)	932,267
50,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(3)	55,014
		89,515,652
	Commercial Services - 0.2%
1,000,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	1,052,423
	Ashtead Capital, Inc.
905,000	2.45%, 08/12/2031(1)	808,626
500,000	4.25%, 11/01/2029(1)	495,549
425,000	5.55%, 05/30/2033(1)	439,274
EUR 340,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(5)	390,351
	Element Fleet Management Corp.
$ 1,950,000	4.64%, 11/24/2030(1)	1,954,244
25,000	6.32%, 12/04/2028(1)	26,344
		5,166,811
	Construction Materials - 0.1%
	CP Atlas Buyer, Inc.
500,000	9.75%, 07/15/2030(1)	520,064
256,668	12.75%, 01/15/2031(1)(8)	236,483
1,000,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	1,018,913
		1,775,460
	Diversified Financial Services - 0.7%
	American Express Co.
17,000	4.42%, 08/03/2033, (4.42% fixed rate until 08/03/2032; 6 mo. USD SOFR + 1.76% thereafter)(3)	16,820
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Diversified Financial Services - 0.7% - (continued)
$ 1,278,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(3)	$1,311,849
3,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(3)	3,053
1,473,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(3)	1,513,329
115,000	5.44%, 01/30/2036, (5.44% fixed rate until 01/30/2035; 6 mo. USD SOFR + 1.32% thereafter)(3)	118,709
	Capital One Financial Corp.
80,000	2.62%, 11/02/2032, (2.62% fixed rate until 11/02/2031; 6 mo. USD SOFR + 1.27% thereafter)(3)	71,729
1,400,000	4.49%, 09/11/2031, (4.49% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.25% thereafter)(3)	1,390,697
150,000	4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(3)	150,045
5,000	5.27%, 05/10/2033, (5.27% fixed rate until 05/10/2032; 6 mo. USD SOFR + 2.37% thereafter)(3)	5,101
430,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(3)	451,633
325,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(3)	336,483
210,000	6.70%, 11/29/2032	231,747
1,570,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(3)	1,762,358
1,000,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	1,014,990
	Freedom Mortgage Holdings LLC
500,000	7.88%, 04/01/2033(1)	510,018
500,000	9.25%, 02/01/2029(1)	523,437
500,000	goeasy Ltd. 6.88%, 02/15/2031(1)	469,982
600,000	Rfna LP 7.88%, 02/15/2030(1)	604,397
	Synchrony Financial
770,000	2.88%, 10/28/2031	687,664
1,709,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(3)	1,742,084
10,000	5.94%, 08/02/2030, (5.94% fixed rate until 08/02/2029; 6 mo. USD SOFR + 2.13% thereafter)(3)	10,357
2,196,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(3)	2,226,943
		15,153,425
	Electric - 4.0%
715,000	AES Andes SA 6.25%, 03/14/2032(1)	741,449
	Alabama Power Co.
100,000	3.05%, 03/15/2032	92,645
545,000	3.45%, 10/01/2049	391,052
928,000	4.15%, 08/15/2044	779,579
135,000	4.30%, 07/15/2048	111,692
310,000	5.85%, 11/15/2033	331,768
21,000	6.00%, 03/01/2039	22,513
The accompanying notes are an integral part of these financial statements.

76

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Electric - 4.0% - (continued)
	American Electric Power Co., Inc.
$ 100,000	5.63%, 03/01/2033	$104,688
1,710,000	6.05%, 03/15/2056, (6.05% fixed rate until 12/15/2035; 5 yr. USD CMT + 1.94% thereafter)(3)	1,698,098
	Arizona Public Service Co.
300,000	2.20%, 12/15/2031	263,841
1,115,000	5.70%, 08/15/2034	1,169,468
	Clearway Energy Operating LLC
750,000	3.75%, 02/15/2031(1)	702,415
500,000	4.75%, 03/15/2028(1)	499,648
100,000	5.75%, 01/15/2034(1)	100,365
389,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	365,897
	Consolidated Edison Co. of New York, Inc.
395,000	3.20%, 12/01/2051	262,101
19,000	3.35%, 04/01/2030	18,421
20,000	3.95%, 03/01/2043	16,432
229,000	3.95%, 04/01/2050	177,972
160,000	4.00%, 11/15/2057	119,146
203,000	5.30%, 03/01/2035	208,063
145,000	5.38%, 05/15/2034	150,071
950,000	5.50%, 03/15/2055	919,016
5,000	5.70%, 06/15/2040	5,189
985,000	5.75%, 11/15/2055	984,201
20,000	5.90%, 11/15/2053	20,378
147,000	6.15%, 11/15/2052	154,162
5,000	6.75%, 04/01/2038	5,731
	Dominion Energy, Inc.
25,000	4.35%, 08/15/2032	24,501
15,000	5.95%, 06/15/2035	15,907
5,060,000	6.00%, 02/15/2056, (6.00% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.26% thereafter)(3)	5,114,556
145,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(3)	151,009
	Duke Energy Carolinas LLC
180,000	4.25%, 12/15/2041	158,829
280,000	6.45%, 10/15/2032	309,602
	Duke Energy Corp.
2,234,000	2.55%, 06/15/2031	2,035,507
25,000	3.25%, 01/15/2082, (3.25% fixed rate until 01/15/2027; 5 yr. USD CMT + 2.32% thereafter)(3)	24,377
380,000	3.30%, 06/15/2041	292,589
EUR 255,000	3.75%, 04/01/2031	309,141
$ 577,700	3.75%, 09/01/2046	438,014
10,000	3.95%, 08/15/2047	7,690
135,000	4.80%, 12/15/2045	119,280
2,395,000	4.95%, 09/15/2035	2,374,117
60,000	5.00%, 08/15/2052	52,791
110,000	5.70%, 09/15/2055	107,027
52,000	6.10%, 09/15/2053	53,568
2,000	6.45%, 09/01/2054, (6.45% fixed rate until 06/01/2034; 5 yr. USD CMT + 2.59% thereafter)(3)	2,092
	Duke Energy Florida LLC
760,000	1.75%, 06/15/2030	685,757
10,000	3.40%, 10/01/2046	7,299
495,000	4.85%, 12/01/2035	491,635
25,000	5.65%, 04/01/2040	25,811
	Duke Energy Indiana LLC
75,000	2.75%, 04/01/2050	47,091
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Electric - 4.0% - (continued)
$ 1,211,000	3.25%, 10/01/2049	$833,801
2,000	5.25%, 03/01/2034	2,070
30,000	6.45%, 04/01/2039	33,327
	Duke Energy Ohio, Inc.
15,000	3.70%, 06/15/2046	11,467
105,000	4.30%, 02/01/2049	86,185
5,000	5.30%, 06/15/2035	5,138
	Duke Energy Progress LLC
50,000	2.00%, 08/15/2031	44,469
10,000	2.90%, 08/15/2051	6,304
341,000	3.70%, 10/15/2046	261,034
7,000	4.10%, 03/15/2043	5,895
45,000	4.20%, 08/15/2045	37,456
460,000	5.05%, 03/15/2035	466,045
100,000	5.35%, 03/15/2053	95,758
685,000	5.55%, 03/15/2055	675,058
	Edison International
129,000	5.25%, 11/15/2028	131,182
809,000	5.25%, 03/15/2032	811,383
1,190,000	6.25%, 03/15/2030	1,248,850
EUR 230,000	Enel SpA 6.63%, 04/16/2031, (6.63% fixed rate until 04/16/2031; 5 yr. EUR Swap + 3.77% thereafter)(3)(5)(6)	306,853
	Eversource Energy
$ 160,000	1.65%, 08/15/2030	141,596
1,680,000	4.45%, 12/15/2030	1,677,209
1,249,000	5.13%, 05/15/2033	1,260,876
937,000	5.50%, 01/01/2034	963,911
37,000	5.95%, 02/01/2029	38,700
	Georgia Power Co.
100,000	3.70%, 01/30/2050	74,724
598,000	4.30%, 03/15/2042	525,051
500,000	4.55%, 03/15/2030	507,456
222,000	4.75%, 09/01/2040	210,824
1,990,000	4.85%, 03/15/2031	2,040,280
1,474,000	5.20%, 03/15/2035	1,510,485
10,000	5.50%, 10/01/2055	9,754
EUR 300,000	Iberdrola International BV 2.25%, 01/28/2029, (2.25% fixed rate until 01/28/2029; 5 yr. EUR Swap + 2.57% thereafter)(3)(5)(6)	344,782
$ 275,000	Interstate Power & Light Co. 5.60%, 06/29/2035	286,080
	Jersey Central Power & Light Co.
8,000	4.40%, 01/15/2031(1)	7,976
480,000	5.10%, 01/15/2035	486,301
200,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	211,823
	NSTAR Electric Co.
174,000	4.85%, 03/01/2030	178,094
750,000	5.20%, 03/01/2035	763,006
490,000	5.40%, 06/01/2034	507,366
	Ohio Edison Co.
5,000	4.95%, 12/15/2029(1)	5,110
405,000	5.50%, 01/15/2033(1)	421,469
	Pacific Gas & Electric Co.
540,500	2.50%, 02/01/2031	488,712
611,000	3.30%, 08/01/2040	463,872
343,000	3.50%, 08/01/2050	232,038
304,000	4.50%, 07/01/2040	264,496
1,296,000	4.55%, 07/01/2030	1,292,431
266,000	4.60%, 06/15/2043	222,900
840,000	4.75%, 02/15/2044	714,206
421,000	4.95%, 07/01/2050	357,008
The accompanying notes are an integral part of these financial statements.

77

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Electric - 4.0% - (continued)
$ 685,000	5.05%, 10/15/2032	$690,321
2,935,000	5.80%, 05/15/2034	3,044,625
1,152,000	5.90%, 06/15/2032	1,210,639
686,000	6.10%, 01/15/2029	719,462
1,471,000	6.15%, 01/15/2033	1,559,829
195,000	6.15%, 03/01/2055	193,586
1,427,000	6.75%, 01/15/2053	1,520,707
1,509,000	6.95%, 03/15/2034	1,672,585
	PacifiCorp
240,000	3.30%, 03/15/2051	154,223
55,000	4.10%, 02/01/2042	44,186
459,000	4.13%, 01/15/2049	344,451
1,279,000	5.35%, 12/01/2053	1,127,814
1,170,000	5.50%, 05/15/2054	1,054,144
385,000	5.75%, 04/01/2037	390,644
466,000	5.80%, 01/15/2055	438,886
121,000	6.25%, 10/15/2037	127,048
3,000	7.70%, 11/15/2031	3,434
	Pinnacle West Capital Corp.
1,198,000	4.90%, 05/15/2028	1,219,544
1,132,000	5.15%, 05/15/2030	1,165,948
	Public Service Co. of Oklahoma
73,000	2.20%, 08/15/2031	64,721
2,085,000	5.20%, 01/15/2035	2,102,024
9,000	5.45%, 01/15/2036	9,206
	Public Service Enterprise Group, Inc.
1,455,000	4.90%, 03/15/2030	1,487,727
255,000	5.45%, 04/01/2034	262,921
540,000	6.13%, 10/15/2033	579,960
	Puget Energy, Inc.
896,000	4.10%, 06/15/2030	878,471
689,000	4.22%, 03/15/2032	662,072
2,745,000	5.73%, 03/15/2035	2,806,996
	San Diego Gas & Electric Co.
15,000	2.95%, 08/15/2051	9,621
55,000	3.70%, 03/15/2052	40,008
15,000	4.15%, 05/15/2048	12,025
105,000	4.50%, 08/15/2040	95,712
90,000	5.35%, 04/01/2053	84,847
920,000	5.40%, 04/15/2035	948,702
	Southern California Edison Co.
25,000	2.25%, 06/01/2030	22,750
2,000	2.75%, 02/01/2032	1,794
265,000	3.65%, 02/01/2050	185,016
85,000	3.90%, 03/15/2043	65,563
661,000	4.00%, 04/01/2047	499,022
488,000	4.05%, 03/15/2042	390,716
1,477,000	4.13%, 03/01/2048	1,130,934
70,000	4.50%, 09/01/2040	61,077
449,000	4.65%, 10/01/2043	382,864
1,235,000	5.45%, 03/01/2035	1,248,697
1,069,000	5.45%, 06/01/2052	967,219
5,000	5.50%, 03/15/2040	4,880
816,000	5.70%, 03/01/2053	767,599
1,330,000	5.88%, 12/01/2053	1,276,879
691,000	5.90%, 03/01/2055	666,907
690,000	5.95%, 11/01/2032	731,932
390,000	6.00%, 01/15/2034	409,481
114,000	6.20%, 09/15/2055	114,806
	Southern Co.
880,000	3.25%, 07/01/2026	878,254
285,000	4.85%, 03/15/2035	281,170
	Southern Power Co.
570,000	4.90%, 10/01/2035	560,036
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Electric - 4.0% - (continued)
$ 10,000	5.15%, 09/15/2041	$9,657
1,070,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	1,099,887
	Virginia Electric & Power Co.
159,000	2.45%, 12/15/2050	91,438
1,273,000	2.95%, 11/15/2051	800,213
65,000	4.63%, 05/15/2052	54,628
649,000	4.90%, 09/15/2035	644,991
551,000	5.00%, 01/15/2034	557,486
435,000	5.05%, 08/15/2034	440,469
1,310,000	5.15%, 03/15/2035	1,328,620
105,000	5.65%, 03/15/2055	103,195
5,000	6.00%, 05/15/2037	5,364
70,000	6.35%, 11/30/2037	76,567
187,000	8.88%, 11/15/2038	249,408
	Wisconsin Power & Light Co.
300,000	3.00%, 07/01/2029	289,817
41,000	3.95%, 09/01/2032	39,479
75,000	4.95%, 04/01/2033	76,001
875,000	5.38%, 03/30/2034	902,559
	Xcel Energy, Inc.
150,000	1.75%, 03/15/2027	146,335
55,000	2.35%, 11/15/2031	48,915
738,000	4.60%, 06/01/2032	734,377
1,185,000	4.75%, 03/21/2028	1,201,628
19,000	5.45%, 08/15/2033	19,605
850,000	5.60%, 04/15/2035	877,881
1,000,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(7)	1,031,884
		92,740,091
	Electronics - 0.1%
1,000,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	983,927
EUR 390,000	Tyco Electronics Group SA 3.25%, 01/31/2033	462,591
		1,446,518
	Energy-Alternate Sources - 0.0%
$ 30,000	Arizona Public Service Co. 6.35%, 12/15/2032	32,706
	Pacific Gas & Electric Co.
636,000	4.30%, 03/15/2045	505,778
215,000	6.70%, 04/01/2053	227,692
		766,176
	Entertainment - 0.1%
1,000,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	1,034,726
500,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	508,456
500,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(7)	464,016
		2,007,198
	Environmental Control - 0.0%
EUR 380,000	Veralto Corp. 4.15%, 09/19/2031	470,271
	Food - 0.9%
	Bellis Acquisition Co. PLC
135,000	8.00%, 07/01/2031(5)(7)	151,991
GBP 850,000	8.13%, 05/14/2030(5)	1,065,987
$ 1,000,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	1,012,621
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
1,345,000	5.50%, 01/15/2036	1,365,081
430,000	5.75%, 04/01/2033	448,731
The accompanying notes are an integral part of these financial statements.

78

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Food - 0.9% - (continued)
$ 533,000	5.95%, 04/20/2035	$560,098
300,000	6.25%, 03/01/2056	302,877
3,145,000	6.38%, 04/15/2066	3,179,092
590,000	6.75%, 03/15/2034	650,471
1,095,000	7.25%, 11/15/2053	1,240,300
	Mars, Inc.
330,000	1.63%, 07/16/2032(1)	280,108
31,000	1.63%, 07/16/2032(5)	26,313
180,000	3.60%, 04/01/2034(1)	165,891
85,000	3.95%, 04/01/2044(1)	70,382
580,000	4.60%, 03/01/2028(1)	587,756
680,000	5.00%, 03/01/2032(1)	698,788
1,210,000	5.20%, 03/01/2035(1)	1,238,855
4,630,000	5.65%, 05/01/2045(1)	4,670,314
495,000	5.80%, 05/01/2065(1)	496,683
	Pilgrim's Pride Corp.
1,010,000	4.25%, 04/15/2031	984,547
290,000	6.88%, 05/15/2034	320,807
		19,517,693
	Gas - 0.4%
	Energy Transfer LP
100,000	4.90%, 03/15/2035	97,865
160,000	6.13%, 12/15/2045	159,064
2,550,000	MPLX LP 5.50%, 06/01/2034	2,605,330
	NiSource, Inc.
91,000	1.70%, 02/15/2031	80,042
96,000	3.49%, 05/15/2027	95,424
15,000	3.60%, 05/01/2030	14,595
150,000	4.80%, 02/15/2044	134,735
50,000	5.35%, 04/01/2034	51,519
1,875,000	5.35%, 07/15/2035(7)	1,912,683
515,000	5.40%, 06/30/2033	532,200
7,000	5.95%, 06/15/2041	7,204
	Southern California Gas Co.
200,000	2.55%, 02/01/2030	188,503
2,000	4.13%, 06/01/2048	1,582
205,000	4.30%, 01/15/2049	167,055
115,000	5.20%, 06/01/2033	118,322
15,000	5.75%, 06/01/2053	14,926
1,510,000	6.00%, 06/15/2055	1,547,030
1,965,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	1,974,045
25,000	Targa Resources Corp. 5.50%, 02/15/2035	25,611
		9,727,735
	Healthcare - Products - 0.4%
1,370,000	Avantor Funding, Inc. 3.88%, 11/01/2029(1)	1,315,527
	Baxter International, Inc.
20,000	3.50%, 08/15/2046	14,126
2,520,000	4.90%, 12/15/2030	2,538,782
1,010,000	5.65%, 12/15/2035	1,018,580
	Thermo Fisher Scientific, Inc.
3,765,000	4.47%, 10/07/2032	3,772,606
10,000	5.30%, 02/01/2044	9,826
65,000	5.40%, 08/10/2043	65,149
350,000	VSP Optical Group, Inc. 5.45%, 12/01/2035(1)	351,233
		9,085,829
	Healthcare - Services - 0.6%
	Acadia Healthcare Co., Inc.
250,000	5.00%, 04/15/2029(1)	240,015
500,000	7.38%, 03/15/2033(1)(7)	493,897
	Centene Corp.
3,390,000	2.50%, 03/01/2031	2,931,620
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Healthcare - Services - 0.6% - (continued)
$ 770,000	2.63%, 08/01/2031	$662,167
275,000	3.00%, 10/15/2030	246,296
245,000	4.63%, 12/15/2029	238,826
	CHS/Community Health Systems, Inc.
300,000	4.75%, 02/15/2031(1)	269,114
300,000	6.88%, 04/15/2029(1)(7)	275,865
180,000	10.88%, 01/15/2032(1)	193,777
	Cigna Group
1,620,000	4.88%, 09/15/2032	1,639,741
102,000	5.13%, 05/15/2031	105,236
	Humana, Inc.
150,000	3.13%, 08/15/2029	143,542
1,670,000	5.55%, 05/01/2035	1,674,623
210,000	5.95%, 03/15/2034	217,345
1,000,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	1,055,472
	UnitedHealth Group, Inc.
1,708,000	2.75%, 05/15/2040	1,262,281
622,000	3.70%, 08/15/2049	459,394
5,000	3.75%, 10/15/2047	3,782
3,000	4.25%, 03/15/2043	2,556
70,000	4.45%, 12/15/2048	58,242
55,000	4.63%, 11/15/2041	49,698
50,000	4.75%, 05/15/2052	42,956
223,000	4.95%, 05/15/2062	191,501
46,000	5.00%, 04/15/2034	46,463
25,000	5.20%, 04/15/2063	22,259
430,000	5.30%, 06/15/2035(7)	442,470
10,000	5.50%, 04/15/2064	9,343
15,000	5.63%, 07/15/2054	14,606
30,000	5.70%, 10/15/2040	30,823
630,000	5.75%, 07/15/2064	611,226
592,000	5.88%, 02/15/2053	594,850
		14,229,986
	Insurance - 0.7%
EUR 300,000	Allianz SE 4.25%, 07/05/2052, (4.25% fixed rate until 01/05/2032; 3 mo. EURIBOR + 3.55% thereafter)(3)(5)	369,250
	American National Global Funding
$ 80,000	4.88%, 01/23/2031(1)	79,677
20,000	5.55%, 01/28/2030(1)	20,576
	Arthur J Gallagher & Co.
25,000	4.85%, 12/15/2029	25,576
2,425,000	5.15%, 02/15/2035	2,443,858
EUR 225,000	ASR Nederland NV 7.00%, 12/07/2043, (7.00% fixed rate until 09/07/2033; 5 yr. EUR Swap + 5.30% thereafter)(3)(5)	317,749
	Asurion LLC & Asurion Co-Issuer, Inc.
$ 325,000	8.00%, 12/31/2032(1)	339,561
355,000	8.38%, 02/01/2034(1)	358,891
	Athene Global Funding
75,000	2.55%, 11/19/2030(1)	67,812
1,389,000	2.65%, 10/04/2031(1)	1,236,793
2,005,000	4.72%, 10/08/2029(1)	2,011,620
15,000	5.03%, 07/17/2030(1)	15,127
50,000	5.32%, 11/13/2031(1)	50,872
10,000	5.38%, 01/07/2030(1)	10,226
295,000	5.58%, 01/09/2029(1)	303,763
GBP 265,000	Aviva PLC 4.00%, 06/03/2055, (4.00% fixed rate until 03/03/2035; 5 yr. U.K. Government Bond + 4.70% thereafter)(3)(5)	317,446
EUR 120,000	AXA SA 6.38%, 07/16/2033, (6.38% fixed rate until 07/16/2033; 5 yr. EURIBOR ICE Swap + 3.84% thereafter)(3)(5)(6)	154,979
The accompanying notes are an integral part of these financial statements.

79

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Insurance - 0.7% - (continued)
	Equitable Financial Life Global Funding
$ 323,000	1.80%, 03/08/2028(1)	$308,209
700,000	5.00%, 03/27/2030(1)	713,634
	Equitable Holdings, Inc.
259,000	4.35%, 04/20/2028	260,432
600,000	4.57%, 02/15/2029(1)	601,682
	GA Global Funding Trust
1,320,000	4.50%, 09/18/2030(1)	1,302,589
150,000	5.50%, 01/08/2029(1)	154,313
	Global Atlantic Fin Co.
35,000	3.13%, 06/15/2031(1)	31,583
155,000	7.25%, 03/01/2056, (7.25% fixed rate until 03/01/2031; 5 yr. USD CMT + 3.55% thereafter)(1)(3)	156,271
	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
500,000	7.25%, 02/15/2031(1)	517,136
466,000	8.13%, 02/15/2032(1)	474,825
	Lincoln Financial Global Funding
1,240,000	4.63%, 05/28/2028(1)	1,252,462
50,000	4.63%, 08/18/2030(1)	50,203
140,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(3)(6)(7)	150,126
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
EUR 300,000	1.25%, 05/26/2041, (1.25% fixed rate until 11/26/2030; 3 mo. EURIBOR + 2.55% thereafter)(3)(5)	323,255
100,000	4.25%, 05/26/2044, (4.25% fixed rate until 11/26/2033; 3 mo. EURIBOR + 2.60% thereafter)(3)(5)	122,290
$ 200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(3)(5)(6)	193,852
EUR 100,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(3)(5)(6)	122,232
$ 335,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(3)(5)	304,800
		15,163,670
	Internet - 0.9%
	Alphabet, Inc.
EUR 275,000	4.00%, 11/06/2044	319,493
$ 2,770,000	5.30%, 05/15/2065	2,588,860
3,020,000	5.35%, 11/15/2045	2,979,407
2,281,000	5.70%, 11/15/2075	2,239,468
295,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	307,159
EUR 200,000	iliad SA 4.25%, 01/09/2032(5)	240,779
	Meta Platforms, Inc.
$ 498,000	5.40%, 08/15/2054	458,954
2,420,000	5.50%, 11/15/2045	2,327,153
1,370,000	5.55%, 08/15/2064	1,257,713
999,000	5.60%, 05/15/2053	947,693
440,000	5.63%, 11/15/2055	418,652
70,000	5.75%, 05/15/2063	66,514
2,940,000	5.75%, 11/15/2065	2,779,856
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Internet - 0.9% - (continued)
EUR 200,000	Rakuten Group, Inc. 4.25%, 04/22/2027, (4.25% fixed rate until 04/22/2027; 5 yr. EUR Swap + 4.74% thereafter)(3)(5)(6)	$233,792
$ 2,085,000	Uber Technologies, Inc. 4.80%, 09/15/2035	2,062,760
EUR 500,000	United Group BV 6.50%, 10/31/2031(1)	615,444
$ 1,000,000	Wayfair LLC 7.25%, 10/31/2029(1)	1,045,588
		20,889,285
	Investment Company Security - 0.7%
2,280,000	Apollo Debt Solutions BDC 5.70%, 01/23/2031(1)	2,267,736
	Ares Strategic Income Fund
1,820,000	5.15%, 01/15/2031(1)	1,771,327
65,000	5.45%, 09/09/2028(1)	65,515
1,925,000	5.55%, 04/15/2031(1)	1,903,567
1,375,000	5.80%, 09/09/2030(1)	1,379,447
480,000	6.20%, 03/21/2032	487,459
1,810,000	Blackstone Secured Lending Fund 5.13%, 01/31/2031(7)	1,770,784
	HPS Corporate Lending Fund
230,000	5.15%, 04/02/2029(1)	229,107
1,600,000	5.45%, 11/15/2030(1)	1,581,082
3,355,000	5.65%, 04/02/2031(1)	3,332,441
1,115,000	5.85%, 06/05/2030(1)	1,122,045
EUR 200,000	JAB Holdings BV 4.75%, 06/29/2032(5)	254,351
		16,164,861
	IT Services - 0.1%
	International Business Machines Corp.
$ 395,000	4.60%, 02/03/2033	394,379
1,210,000	4.80%, 02/10/2030	1,237,724
1,100,000	McAfee Corp. 7.38%, 02/15/2030(1)(7)	875,159
		2,507,262
	Leisure Time - 0.0%
500,000	NCL Corp. Ltd. 6.25%, 03/01/2030(1)	511,031
	Lodging - 0.1%
	Las Vegas Sands Corp.
885,000	5.63%, 06/15/2028	906,075
40,000	6.00%, 08/15/2029	41,703
1,085,000	6.00%, 06/14/2030	1,131,904
		2,079,682
	Machinery-Diversified - 0.1%
1,310,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	1,338,744
	Media - 1.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,500,000	4.25%, 02/01/2031(1)	1,373,318
325,000	7.38%, 02/01/2036(1)	325,390
	Charter Communications Operating LLC/Charter Communications Operating Capital
20,000	3.50%, 06/01/2041	14,313
985,000	3.70%, 04/01/2051	629,827
515,000	3.85%, 04/01/2061	309,938
1,290,000	5.13%, 07/01/2049	1,015,868
1,540,000	5.25%, 04/01/2053	1,229,984
100,000	5.38%, 04/01/2038	91,198
665,000	5.38%, 05/01/2047	545,986
5,000	5.50%, 04/01/2063	3,954
1,612,000	5.75%, 04/01/2048	1,386,856
2,000,000	6.38%, 10/23/2035	2,067,150
202,000	6.48%, 10/23/2045	190,118
The accompanying notes are an integral part of these financial statements.

80

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Media - 1.1% - (continued)
$ 1,050,000	6.55%, 06/01/2034	$1,102,952
449,000	6.65%, 02/01/2034	472,877
25,000	6.83%, 10/23/2055	23,991
	Comcast Corp.
315,000	2.80%, 01/15/2051	183,569
1,989,000	2.89%, 11/01/2051	1,170,749
110,000	2.94%, 11/01/2056	62,000
296,000	3.20%, 07/15/2036	251,325
300,000	3.40%, 07/15/2046	208,558
583,000	3.75%, 04/01/2040	479,041
175,000	3.90%, 03/01/2038	151,846
260,000	3.97%, 11/01/2047	195,123
45,000	4.05%, 11/01/2052	32,916
90,000	4.95%, 10/15/2058	74,667
25,000	6.05%, 05/15/2055(7)	24,765
15,000	6.50%, 11/15/2035	16,583
	Cox Communications, Inc.
329,000	2.60%, 06/15/2031(1)	293,572
20,000	4.50%, 06/30/2043(1)	15,510
165,000	4.60%, 08/15/2047(1)	123,974
35,000	4.70%, 12/15/2042(1)	27,993
75,000	5.80%, 12/15/2053(1)	64,196
1,250,000	5.95%, 09/01/2054(1)	1,097,594
500,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	515,044
600	Discovery Communications LLC 3.95%, 03/20/2028	576
	Paramount Global
278,000	4.20%, 05/19/2032	251,022
1,956,000	4.38%, 03/15/2043	1,347,223
105,000	4.60%, 01/15/2045	71,918
16,000	4.90%, 08/15/2044	11,399
1,250,000	4.95%, 01/15/2031	1,195,852
2,415,000	4.95%, 05/19/2050	1,694,216
675,000	5.25%, 04/01/2044	492,042
1,436,000	5.85%, 09/01/2043	1,157,652
5,000	5.90%, 10/15/2040	4,267
560,000	6.88%, 04/30/2036	546,414
55,000	7.88%, 07/30/2030	59,119
1,250,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(7)	1,153,631
	Time Warner Cable LLC
96,000	5.50%, 09/01/2041	84,195
363,000	5.88%, 11/15/2040	329,001
100,000	6.55%, 05/01/2037	100,467
140,000	6.75%, 06/15/2039	140,666
315,000	7.30%, 07/01/2038	334,464
		24,746,869
	Mining - 0.5%
	Anglo American Capital PLC
1,390,000	3.88%, 03/16/2029(1)	1,373,034
1,465,000	4.50%, 03/15/2028(1)	1,473,450
EUR 240,000	5.00%, 03/15/2031(5)	308,199
	Glencore Capital Finance DAC
265,000	3.67%, 10/06/2032(5)	318,032
250,000	4.15%, 04/29/2031(5)(7)	309,558
	Glencore Funding LLC
$ 1,305,000	5.37%, 04/04/2029(1)	1,349,997
490,000	5.63%, 04/04/2034(1)	513,047
175,000	5.67%, 04/01/2035(1)	183,277
230,000	5.70%, 05/08/2033(1)	242,510
616,000	6.38%, 10/06/2030(1)	664,151
1,080,000	6.50%, 10/06/2033(1)	1,192,953
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Mining - 0.5% - (continued)
	Kaiser Aluminum Corp.
$ 620,000	4.50%, 06/01/2031(1)	$598,532
500,000	5.88%, 03/01/2034(1)	503,716
486,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	530,490
962,000	Rio Tinto Finance USA PLC 5.00%, 03/14/2032	990,254
		10,551,200
	Miscellaneous Manufacturing - 0.0%
EUR 390,000	Parker-Hannifin Corp. 2.90%, 03/01/2030	463,421
	Oil & Gas - 1.9%
	Aker BP ASA
$ 1,318,000	4.00%, 01/15/2031(1)	1,276,177
EUR 260,000	4.00%, 05/29/2032(5)	315,273
$ 200,000	5.13%, 10/01/2034(1)	196,642
1,010,000	5.25%, 10/30/2035(1)	988,572
1,575,000	5.80%, 10/01/2054(1)	1,451,502
150,000	6.00%, 06/13/2033(1)	157,101
1,105,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	1,118,004
	BP Capital Markets PLC
EUR 270,000	2.82%, 04/07/2032(5)	313,859
130,000	3.63%, 03/22/2029, (3.63% fixed rate until 03/22/2029; 5 yr. EUR Swap + 3.78% thereafter)(3)(5)(6)	155,193
$ 1,170,000	Cenovus Energy, Inc. 5.40%, 03/20/2036	1,168,557
	ConocoPhillips Co.
1,459,000	3.80%, 03/15/2052	1,079,505
404,000	4.03%, 03/15/2062	294,182
675,000	5.30%, 05/15/2053	631,617
252,000	5.55%, 03/15/2054	244,412
475,000	5.65%, 01/15/2065	459,365
1,062,000	5.70%, 09/15/2063	1,036,573
1,033,000	Coterra Energy, Inc. 5.60%, 03/15/2034	1,068,087
	Diamondback Energy, Inc.
75,000	4.40%, 03/24/2051(7)	60,703
525,000	5.40%, 04/18/2034	537,635
390,000	5.55%, 04/01/2035	401,457
305,000	5.75%, 04/18/2054	291,398
858,000	5.90%, 04/18/2064	819,549
328,000	6.25%, 03/15/2053	335,535
	Ecopetrol SA
1,455,000	7.75%, 02/01/2032	1,494,064
1,295,000	8.38%, 01/19/2036	1,339,835
	Energean Israel Finance Ltd.
2,455,000	5.88%, 03/30/2031(5)	2,384,696
600,000	8.50%, 09/30/2033(5)	642,875
	EOG Resources, Inc.
48,000	3.90%, 04/01/2035	44,602
455,000	5.35%, 01/15/2036	467,132
EUR 185,000	Exxon Mobil Corp. 1.41%, 06/26/2039	161,887
	Hess Corp.
$ 50,000	5.60%, 02/15/2041	51,729
15,000	6.00%, 01/15/2040	16,153
866,000	7.13%, 03/15/2033	996,582
1,000,000	Matador Resources Co. 6.50%, 04/15/2032(1)	1,018,248
	Petroleos Mexicanos
2,850,000	5.95%, 01/28/2031	2,780,695
3,525,000	6.35%, 02/12/2048	2,795,827
2,280,000	Phillips 66 Co. 5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(3)	2,271,169
The accompanying notes are an integral part of these financial statements.

81

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Oil & Gas - 1.9% - (continued)
	Saudi Arabian Oil Co.
$ 875,000	4.00%, 02/02/2029(1)	$869,663
200,000	4.38%, 02/02/2031(1)	198,280
1,465,000	5.00%, 02/02/2036(1)	1,441,835
630,000	6.00%, 02/02/2056(1)	614,987
2,080,000	6.38%, 06/02/2055(1)	2,131,777
1,000,000	SM Energy Co. 6.75%, 08/01/2029(1)	1,011,383
	TotalEnergies Capital SA
525,000	5.43%, 09/10/2064	494,399
1,680,000	5.64%, 04/05/2064	1,636,294
1,610,000	TotalEnergies Capital USA LLC 4.57%, 01/13/2033	1,610,325
	Var Energi ASA
EUR 130,000	3.88%, 03/12/2031(5)	156,789
$ 1,300,000	6.50%, 05/22/2035(1)	1,376,330
EUR 115,000	7.86%, 11/15/2083, (7.86% fixed rate until 11/15/2028; 5 yr. EURIBOR ICE Swap + 4.77% thereafter)(3)(5)	150,478
		42,558,932
	Oil & Gas Services - 0.0%
$ 500,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	506,498
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
500,000	6.63%, 04/15/2029(1)	504,405
500,000	8.75%, 04/15/2030(1)	500,358
500,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2030(1)	491,852
793,000	TriMas Corp. 4.13%, 04/15/2029(1)	773,078
		2,269,693
	Pharmaceuticals - 0.6%
EUR 100,000	Bayer AG 5.38%, 03/25/2082, (5.38% fixed rate until 06/25/2030; 5 yr. EUR Swap + 4.46% thereafter)(3)(5)	123,975
	Cardinal Health, Inc.
$ 5,000	4.37%, 06/15/2047	4,157
3,100,000	4.50%, 09/15/2030	3,123,862
10,000	4.90%, 09/15/2045	9,033
1,685,000	5.00%, 11/15/2029	1,731,388
5,000	5.45%, 02/15/2034	5,196
2,150,000	Cencora, Inc. 4.85%, 12/15/2029	2,199,316
	CVS Health Corp.
435,000	1.75%, 08/21/2030	386,622
274,000	1.88%, 02/28/2031	241,311
760,000	2.13%, 09/15/2031	666,442
1,465,000	4.30%, 03/25/2028	1,469,795
55,000	4.78%, 03/25/2038	51,624
90,000	5.30%, 12/05/2043	83,473
145,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(3)	151,764
	Merck & Co., Inc.
10,000	1.45%, 06/24/2030	8,956
5,000	2.45%, 06/24/2050(7)	2,931
50,000	2.90%, 12/10/2061	28,941
100,000	4.45%, 12/04/2032	100,247
475,000	5.55%, 12/04/2055	466,695
530,000	5.70%, 12/04/2065	522,230
15,000	6.55%, 09/15/2037	16,986
EUR 255,000	Teva Pharmaceutical Finance Netherlands II BV 4.38%, 05/09/2030	312,474
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Pharmaceuticals - 0.6% - (continued)
$ 800,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	$837,433
EUR 225,000	Upjohn Finance BV 1.91%, 06/23/2032(5)	239,826
	Viatris, Inc.
$ 1,410,000	3.85%, 06/22/2040	1,085,546
955,000	4.00%, 06/22/2050	640,791
		14,511,014
	Pipelines - 1.7%
	Buckeye Partners LP
250,000	5.85%, 11/15/2043	233,251
750,000	6.75%, 02/01/2030(1)	785,826
	Cheniere Energy Partners LP
33,000	3.25%, 01/31/2032	30,455
204,000	4.00%, 03/01/2031	198,637
705,000	5.55%, 10/30/2035(1)	721,074
25,000	5.95%, 06/30/2033	26,487
	Columbia Pipelines Holding Co. LLC
1,410,000	5.00%, 11/17/2032(1)	1,417,230
595,000	5.10%, 10/01/2031(1)	605,096
1,048,000	5.68%, 01/15/2034(1)	1,083,871
	Columbia Pipelines Operating Co. LLC
20,000	5.70%, 10/01/2054(1)	19,049
65,000	6.50%, 08/15/2043(1)	68,892
60,000	6.54%, 11/15/2053(1)	63,917
	DT Midstream, Inc.
4,000	4.30%, 04/15/2032(1)	3,869
1,430,000	5.80%, 12/15/2034(1)	1,483,230
	Enbridge, Inc.
195,000	7.38%, 01/15/2083, (7.38% fixed rate until 10/15/2027; 5 yr. USD CMT + 3.71% thereafter)(3)	200,843
130,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(3)	148,762
	Energy Transfer LP
949,000	5.00%, 05/15/2050	801,887
435,000	5.15%, 02/01/2043	393,229
20,000	5.15%, 03/15/2045	17,787
460,000	5.35%, 01/15/2036	459,503
50,000	5.35%, 05/15/2045	45,450
50,000	6.00%, 06/15/2048	48,746
75,000	6.63%, 10/15/2036	81,985
126,000	7.38%, 02/01/2031(1)	130,776
	Enterprise Products Operating LLC
9,000	3.20%, 02/15/2052	5,963
335,000	3.30%, 02/15/2053	224,723
430,000	3.70%, 01/31/2051	316,387
1,000	4.20%, 01/31/2050	805
2,250,000	4.60%, 01/15/2031	2,278,288
630,000	4.90%, 05/15/2046	572,041
205,000	5.20%, 01/15/2036	208,576
25,000	6.88%, 03/01/2033	28,305
870,712	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	737,771
2,570,000	Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(1)	2,663,148
	Hess Midstream Operations LP
3,119,000	4.25%, 02/15/2030(1)	3,046,648
1,105,000	6.50%, 06/01/2029(1)	1,143,679
	MPLX LP
50,000	4.50%, 04/15/2038	45,551
41,000	4.70%, 04/15/2048	34,084
1,505,000	4.80%, 02/15/2031	1,521,317
2,163,000	5.00%, 01/15/2033	2,168,301
The accompanying notes are an integral part of these financial statements.

82

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Pipelines - 1.7% - (continued)
$ 2,000	5.00%, 03/01/2033	$2,006
25,000	5.20%, 03/01/2047	22,436
270,000	5.40%, 09/15/2035	272,226
20,000	5.95%, 04/01/2055	19,377
75,000	6.20%, 09/15/2055	75,004
1,000,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	1,017,411
	ONEOK, Inc.
1,830,000	4.75%, 10/15/2031	1,838,210
1,627,000	5.05%, 11/01/2034	1,609,449
510,000	5.05%, 04/01/2045	452,308
150,000	5.15%, 10/15/2043	136,955
760,000	5.40%, 10/15/2035	766,485
155,000	5.70%, 11/01/2054	144,831
550,000	6.05%, 09/01/2033	583,333
10,000	6.10%, 11/15/2032	10,696
100,000	6.25%, 10/15/2055	100,539
77,000	6.50%, 09/01/2030(1)	82,601
260,000	6.63%, 09/01/2053	273,602
115,000	7.15%, 01/15/2051	127,973
500,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	527,395
	Targa Resources Corp.
166,000	4.20%, 02/01/2033	158,801
50,000	4.90%, 09/15/2030	50,997
1,480,000	5.40%, 07/30/2036	1,482,541
1,135,000	5.55%, 08/15/2035	1,162,424
590,000	5.65%, 02/15/2036	605,929
40,000	6.13%, 05/15/2055	39,996
1,209,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	1,160,705
	Transcanada Trust
40,000	5.30%, 03/15/2077, (5.30% fixed rate until 03/15/2027; 3 mo. USD Term SOFR + 3.21% thereafter)(3)	40,099
255,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(3)	253,859
1,000,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	1,096,368
	Whistler Pipeline LLC
20,000	5.40%, 09/30/2029(1)	20,664
865,000	5.70%, 09/30/2031(1)	898,501
458,000	5.95%, 09/30/2034(1)	473,621
		39,572,781
	Real Estate - 0.0%
EUR 270,000	CPI Property Group SA 4.75%, 07/22/2030(5)	314,311
160,000	Samhallsbyggnadsbolaget I Norden Holding AB 1.13%, 09/26/2029(5)	155,630
		469,941
	Real Estate Investment Trusts - 0.4%
300,000	Carmila SA 3.75%, 01/13/2033(5)	352,543
	Crown Castle, Inc.
$ 461,000	2.10%, 04/01/2031	407,221
2,150,000	2.25%, 01/15/2031	1,922,958
1,514,000	3.10%, 11/15/2029	1,446,674
40,000	4.75%, 05/15/2047	34,456
25,000	5.20%, 09/01/2034	25,221
EUR 275,000	Equinix Europe 2 Financing Corp. LLC 3.63%, 11/22/2034	318,133
270,000	Hammerson PLC 3.50%, 04/15/2032(5)	317,398
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Real Estate Investment Trusts - 0.4% - (continued)
	Hudson Pacific Properties LP
$ 599,000	4.65%, 04/01/2029(7)	$549,030
500,000	5.95%, 02/15/2028	491,509
EUR 265,000	Immobiliare Grande Distribuzione SIIQ SpA 4.45%, 11/04/2030(5)	319,775
125,000	Iron Mountain, Inc. 4.75%, 01/15/2034(5)	145,095
400,000	Klepierre SA 0.88%, 02/17/2031(5)	427,175
270,000	Prologis Euro Finance LLC 3.25%, 09/22/2032	318,358
	Prologis Targeted U.S. Logistics Fund LP
$ 610,000	4.25%, 01/15/2031(1)	605,304
1,770,000	4.75%, 01/15/2036(1)	1,724,282
25,000	5.25%, 04/01/2029(1)	25,740
75,000	5.50%, 04/01/2034(1)	77,710
EUR 265,000	Realty Income Corp. 3.88%, 06/20/2035	314,119
		9,822,701
	Retail - 0.1%
	AutoZone, Inc.
$ 50,000	4.75%, 02/01/2033	49,946
9,000	5.10%, 07/15/2029	9,262
4,000	5.20%, 08/01/2033	4,092
EUR 750,000	Bertrand Franchise Finance SAS 5.78%, 07/18/2030, 3 mo. EURIBOR + 3.75%(3)(5)	873,888
GBP 750,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(5)	1,076,298
$ 750,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	747,510
629,000	Staples, Inc. 10.75%, 09/01/2029(1)	618,076
		3,379,072
	Semiconductors - 0.8%
	Broadcom, Inc.
25,000	2.45%, 02/15/2031	22,879
150,000	3.42%, 04/15/2033	138,605
1,445,000	4.20%, 10/15/2030	1,440,605
150,000	4.30%, 11/15/2032	147,948
25,000	4.60%, 07/15/2030	25,350
232,000	4.80%, 10/15/2034	231,634
25,000	5.00%, 04/15/2030	25,744
315,000	5.05%, 07/12/2029	324,530
314,000	5.05%, 04/15/2030	323,568
1,375,000	5.20%, 07/15/2035	1,405,053
	Foundry JV Holdco LLC
1,285,000	5.90%, 01/25/2033(1)	1,347,770
4,045,000	6.15%, 01/25/2032(1)	4,306,843
290,000	6.20%, 01/25/2037(1)	306,423
	Intel Corp.
245,000	2.80%, 08/12/2041	173,120
494,000	3.05%, 08/12/2051	307,789
1,310,000	3.25%, 11/15/2049	853,397
2,714,000	3.73%, 12/08/2047	1,954,433
4,000	4.00%, 08/05/2029	3,972
535,000	4.15%, 08/05/2032	518,763
196,000	4.60%, 03/25/2040	175,916
400,000	4.75%, 03/25/2050	331,270
15,000	4.80%, 10/01/2041	13,463
15,000	4.90%, 07/29/2045	13,099
15,000	5.05%, 08/05/2062(7)	12,408
	Marvell Technology, Inc.
773,000	2.45%, 04/15/2028	746,799
1,250,000	2.95%, 04/15/2031	1,158,550
The accompanying notes are an integral part of these financial statements.

83

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Semiconductors - 0.8% - (continued)
$ 1,665,000	Micron Technology, Inc. 5.65%, 11/01/2032	$1,757,514
1,548,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,432,053
		19,499,498
	Software - 0.8%
1,454,000	Open Text Corp. 3.88%, 12/01/2029(1)	1,349,573
	Oracle Corp.
634,000	3.60%, 04/01/2040	468,269
2,243,000	3.60%, 04/01/2050	1,399,046
757,000	3.65%, 03/25/2041	552,384
50,000	3.85%, 07/15/2036	41,839
674,000	3.85%, 04/01/2060	408,972
1,768,000	3.95%, 03/25/2051	1,159,188
100,000	4.00%, 07/15/2046	68,997
8,000	4.13%, 05/15/2045	5,735
315,000	4.20%, 09/27/2029	309,884
720,000	4.30%, 07/08/2034	650,199
1,680,000	4.70%, 09/27/2034	1,559,335
4,565,000	4.80%, 09/26/2032	4,419,477
305,000	4.90%, 02/06/2033	293,826
128,000	5.38%, 07/15/2040	115,347
956,000	5.38%, 09/27/2054	768,103
942,000	5.50%, 09/27/2064	746,608
2,669,000	5.55%, 02/06/2053	2,219,132
890,000	6.00%, 08/03/2055	778,988
25,000	6.13%, 08/03/2065	21,812
700,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)(7)	623,753
		17,960,467
	Telecommunications - 0.8%
500,000	Altice France SA 6.50%, 04/15/2032(1)(7)	488,355
GBP 215,000	British Telecommunications PLC 8.38%, 12/20/2083, (8.38% fixed rate until 09/20/2028; 5 yr. U.K. Government Bond + 3.82% thereafter)(3)(5)	318,063
$ 150,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	154,562
1,000,000	EchoStar Corp. 6.75%, 11/30/2030(8)	1,017,738
EUR 1,000,000	Iliad Holding SAS 6.88%, 04/15/2031(5)	1,268,370
	Level 3 Financing, Inc.
$ 500,000	7.00%, 03/31/2034(1)	517,903
395,000	8.50%, 01/15/2036(1)	404,375
	NTT Finance Corp.
1,350,000	4.88%, 07/16/2030(1)	1,376,540
200,000	5.14%, 07/02/2031(1)	205,523
2,975,000	5.17%, 07/16/2032(1)	3,053,726
2,240,000	Orange SA 4.25%, 01/13/2031(1)	2,221,193
EUR 200,000	Telefonica Europe BV 6.75%, 06/07/2031, (6.75% fixed rate until 06/07/2031; 8 yr. EURIBOR ICE Swap + 3.62% thereafter)(3)(5)(6)	264,978
	T-Mobile USA, Inc.
$ 234,000	2.25%, 11/15/2031	207,526
5,000	2.40%, 03/15/2029	4,746
1,580,000	2.55%, 02/15/2031	1,445,351
75,000	2.70%, 03/15/2032	67,441
1,615,000	3.50%, 04/15/2031	1,542,547
532,000	3.88%, 04/15/2030	522,883
290,000	4.70%, 01/15/2035	283,768
545,000	5.13%, 05/15/2032	560,187
150,000	5.75%, 01/15/2034	158,341
	Verizon Communications, Inc.
10,000	4.13%, 08/15/2046	7,975
288,000	4.86%, 08/21/2046	254,850
70,000	6.55%, 09/15/2043	76,654
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Telecommunications - 0.8% - (continued)
EUR 275,000	Vodafone Group PLC 3.00%, 08/27/2080, (3.00% fixed rate until 05/27/2030; 5 yr. EUR Swap + 3.48% thereafter)(3)(5)	$316,909
$ 705,000	WULF Compute LLC 7.75%, 10/15/2030(1)	735,329
		17,475,833
	Transportation - 0.2%
	CSX Corp.
3,590,000	5.05%, 06/15/2035	3,648,728
5,000	5.50%, 04/15/2041	5,113
10,000	6.00%, 10/01/2036	10,819
	Fedex Freight Holding Co., Inc.
1,040,000	4.65%, 03/15/2031(1)	1,039,434
550,000	4.95%, 03/15/2033(1)	548,468
5,000	Union Pacific Corp. 4.00%, 04/15/2047	4,014
		5,256,576
	Trucking & Leasing - 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,295,000	4.55%, 01/15/2031(1)	1,292,439
50,000	5.25%, 02/01/2030(1)	51,504
		1,343,943
	Water - 0.0%
EUR 250,000	Severn Trent Utilities Finance PLC 4.00%, 03/05/2034(5)	306,119
GBP 345,000	SW Finance I PLC 5.75%, 11/19/2030(5)	474,543
		780,662
	Total Corporate Bonds (cost $571,623,971)	$574,834,207
FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
	Bulgaria - 0.0%
EUR 255,000	Bulgaria Government International Bonds 4.13%, 05/07/2038(5)	$306,190
	Colombia - 0.3%
	Colombia Government International Bonds
$ 3,365,000	3.25%, 04/22/2032	2,841,911
EUR 275,000	5.00%, 09/19/2032	316,313
$ 800,000	6.13%, 01/21/2031	796,640
1,870,000	7.50%, 02/02/2034	1,953,869
		5,908,733
	Germany - 1.4%
	Bundesobligation
EUR 3,075,000	2.10%, 04/12/2029(5)	3,646,875
6,590,000	2.20%, 10/10/2030(5)	7,781,845
	Bundesrepublik Deutschland Bundesanleihe
3,090,000	2.50%, 11/15/2032(5)	3,657,519
2,240,000	2.50%, 02/15/2035(5)	2,607,886
1,035,000	2.60%, 05/15/2041(5)	1,139,520
5,600,000	Bundesschatzanweisungen 2.00%, 12/16/2027(5)	6,654,382
	German Treasury Bills
4,025,000	1.96%, 04/15/2026(5)(9)	4,769,717
420,000	2.00%, 05/13/2026(5)(9)	496,920
		30,754,664
	Israel - 0.2%
	Israel Government International Bonds
$ 400,000	2.75%, 07/03/2030	372,090
615,000	4.50%, 01/13/2031	611,637
825,000	5.38%, 03/12/2029	848,035
1,705,000	5.38%, 02/19/2030	1,759,901
The accompanying notes are an integral part of these financial statements.

84

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Israel - 0.2% - (continued)
	State of Israel
$ 1,210,000	3.80%, 05/13/2060(5)	$816,302
230,000	3.80%, 05/13/2060(5)	155,165
		4,563,130
	Mexico - 1.0%
	Mexico Government International Bonds
850,000	3.50%, 02/12/2034	732,275
EUR 265,000	4.50%, 03/19/2034	314,960
$ 2,950,000	4.88%, 05/19/2033	2,820,495
EUR 300,000	4.88%, 05/16/2036	356,554
$ 4,935,000	5.38%, 03/22/2033	4,859,741
3,285,000	5.38%, 03/22/2033	3,235,232
1,765,000	5.63%, 02/09/2034	1,758,540
490,000	5.63%, 09/22/2035	480,200
575,000	6.35%, 02/09/2035	597,828
2,755,000	6.63%, 01/29/2038	2,863,685
540,000	6.75%, 02/09/2056	532,494
2,370,000	6.88%, 05/13/2037	2,505,683
1,960,000	7.38%, 05/13/2055	2,096,024
		23,153,711
	Philippines - 0.1%
1,855,000	Philippines Government International Bonds 5.00%, 01/27/2036	1,853,995
	Romania - 0.3%
	Romania Government International Bonds
EUR 1,265,000	2.63%, 12/02/2040(1)	1,039,698
890,000	2.63%, 12/02/2040(5)	731,487
5,520,000	2.75%, 04/14/2041(5)	4,565,989
1,205,000	2.88%, 04/13/2042(5)	989,858
150,000	3.88%, 10/29/2035(5)	160,619
130,000	6.13%, 10/07/2037(5)	160,866
		7,648,517
	Saudi Arabia - 0.1%
$ 2,740,000	Saudi Government International Bonds 5.88%, 01/12/2056(1)	2,670,512
	Serbia - 0.0%
EUR 315,000	Serbia International Bonds 1.65%, 03/03/2033(5)	318,503
	Total Foreign Government Obligations (cost $76,409,429)	$77,177,955
MUNICIPAL BONDS - 0.2%
	Development - 0.0%
$ 1,070,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$1,056,597
	General - 0.1%
1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	1,600,518
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,623,686
		3,224,204
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.2% - (continued)
	School District - 0.1%
	Chicago Board of Education, IL, GO
$ 220,000	6.14%, 12/01/2039	$207,654
885,000	6.32%, 11/01/2029	879,122
		1,086,776
	Total Municipal Bonds (cost $5,534,112)	$5,367,577
U.S. GOVERNMENT AGENCIES - 39.9%
	Mortgage-Backed Agencies - 39.9%
	Federal Home Loan Mortgage Corp. - 10.1%
12,799,330	0.15%, 10/25/2034(3)(4)	$200,915
6,582,158	0.21%, 02/25/2035(3)(4)	128,236
8,767,480	0.28%, 05/25/2034(3)(4)	206,797
4,562,775	0.37%, 12/25/2033(3)(4)	122,940
3,077,855	0.48%, 01/25/2034(3)(4)	84,524
1,352,156	0.61%, 10/25/2026(3)(4)	3,912
6,516,591	0.71%, 12/25/2030(3)(4)	190,408
3,075,810	0.73%, 06/25/2027(3)(4)	22,444
1,441,548	0.87%, 11/25/2030(3)(4)	49,621
516,404	1.00%, 10/25/2040	442,708
824,164	1.00%, 02/25/2051	726,031
2,524,782	1.01%, 10/25/2030(3)(4)	96,667
3,288,951	1.11%, 01/25/2030(3)(4)	120,245
4,211,926	1.11%, 06/25/2030(3)(4)	173,516
3,259,409	1.43%, 05/25/2030(3)(4)	166,571
4,031,949	1.50%, 05/15/2037(4)	205,223
2,312,733	1.50%, 09/25/2047	1,960,960
2,034,155	1.56%, 05/25/2030(3)(4)	114,472
191,977	1.75%, 10/15/2042	169,277
277,743	2.00%, 06/01/2036	256,779
145,755	2.00%, 12/01/2040	128,627
890,581	2.00%, 05/01/2041	781,879
2,872,427	2.00%, 06/01/2041	2,519,642
996,225	2.00%, 12/01/2041	870,688
4,414,178	2.00%, 02/15/2042(4)	406,132
616,995	2.00%, 10/01/2050	505,540
736,179	2.00%, 02/01/2051	607,637
3,798,289	2.00%, 03/01/2051	3,113,663
1,291,138	2.00%, 04/01/2051	1,054,403
686,326	2.00%, 05/01/2051	569,361
684,215	2.00%, 07/01/2051	558,548
296,464	2.00%, 08/01/2051	242,658
301,270	2.00%, 11/01/2051	248,248
1,077,048	2.00%, 01/01/2052	887,183
1,172,425	2.00%, 04/01/2052	968,048
1,946,579	2.00%, 06/15/2052(4)	259,818
5,364,562	2.05%, 05/25/2055, 30 day USD SOFR Average + 5.75%(3)(4)	311,777
2,140,635	2.50%, 04/25/2036(4)	184,257
430,553	2.50%, 05/01/2050	372,852
511,850	2.50%, 06/01/2050	441,179
1,424,115	2.50%, 06/25/2050(4)	221,555
3,078,723	2.50%, 07/01/2050	2,660,731
828,067	2.50%, 08/01/2050	715,761
1,254,012	2.50%, 09/01/2050	1,082,402
961,493	2.50%, 10/01/2050	835,939
896,507	2.50%, 11/01/2050	771,654
276,149	2.50%, 02/01/2051	240,168
707,970	2.50%, 03/01/2051	607,335
317,149	2.50%, 05/01/2051	272,975
204,051	2.50%, 07/01/2051	175,045
275,294	2.50%, 08/01/2051	237,222
477,342	2.50%, 10/01/2051	409,745
The accompanying notes are an integral part of these financial statements.

85

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal Home Loan Mortgage Corp. - 10.1% - (continued)
$ 2,251,730	2.50%, 11/01/2051	$1,953,390
1,319,224	2.50%, 03/15/2052(4)	208,756
805,357	2.50%, 03/25/2052	729,324
1,935,786	2.50%, 04/01/2052	1,655,042
2,711,440	2.50%, 08/25/2052(4)	413,648
746,375	3.00%, 10/01/2032	728,177
2,573	3.00%, 05/15/2041	2,486
76,815	3.00%, 07/01/2047	69,879
290,875	3.00%, 12/15/2047	227,386
100,309	3.00%, 01/01/2048	90,952
2,514,371	3.00%, 12/25/2049(4)	416,801
530,410	3.00%, 07/01/2050	477,331
665,216	3.00%, 08/01/2050	594,958
296,835	3.00%, 08/01/2051	263,306
2,274,260	3.00%, 08/25/2051(4)	370,426
1,743,797	3.00%, 09/25/2051(4)	640,851
923,550	3.00%, 10/01/2051	832,812
351,679	3.00%, 01/01/2052	317,265
1,817,484	3.00%, 05/01/2052	1,617,556
107,971	3.00%, 07/01/2052	95,892
2,640,440	3.00%, 08/01/2052	2,342,995
768,605	3.50%, 01/15/2033(4)	58,834
232,216	3.50%, 05/15/2034(4)	15,902
507,457	3.50%, 10/15/2042	472,674
252,539	3.50%, 10/15/2045	240,363
563,514	3.50%, 12/01/2046	531,887
331,219	3.50%, 01/01/2047	315,429
217,552	3.50%, 03/15/2047	202,932
99,051	3.50%, 06/01/2047	93,450
123,833	3.50%, 12/01/2047	116,385
137,973	3.50%, 01/01/2048	129,772
189,556	3.50%, 12/01/2048	177,850
725,278	3.50%, 04/01/2050	679,032
252,323	4.00%, 05/01/2038	248,721
310,818	4.00%, 05/25/2040(4)	46,136
565,299	4.00%, 09/15/2041	551,452
7,166	4.00%, 01/01/2042	7,030
138,042	4.00%, 03/01/2042	135,487
3,498	4.00%, 04/01/2042	3,432
5,908	4.00%, 06/01/2042	5,786
1,413,986	4.00%, 03/25/2045(4)	230,521
80,991	4.00%, 04/01/2047	79,081
161,514	4.00%, 11/01/2047	157,773
320,969	4.00%, 12/01/2047	318,569
1,098,433	4.00%, 04/01/2049	1,065,993
286,231	4.00%, 05/01/2049	278,829
900,972	4.00%, 07/01/2049	877,617
1,215,870	4.00%, 09/25/2050(4)	243,831
2,916,863	4.00%, 03/25/2051(4)	529,464
878,814	4.50%, 07/01/2052	870,911
63,952	5.00%, 09/01/2035	65,458
243,007	5.00%, 09/15/2036(4)	36,234
1,025,326	5.00%, 07/01/2040	1,037,315
766,143	5.00%, 03/15/2045(4)	154,906
142,485	5.00%, 02/15/2048(4)	27,847
33,766	5.00%, 09/01/2048	34,425
22,551	5.00%, 02/01/2049	22,964
1,160,142	5.00%, 08/25/2052	1,166,658
585,721	5.00%, 10/01/2052	587,785
1,100,014	5.00%, 10/25/2052	1,101,454
71,872	5.00%, 11/01/2052	72,390
23,282	5.00%, 01/01/2053	23,374
2,213,193	5.00%, 04/01/2053	2,223,434
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal Home Loan Mortgage Corp. - 10.1% - (continued)
$ 3,122	5.50%, 02/01/2029	$3,170
2,027,341	5.50%, 12/01/2037	2,073,469
9,062	5.50%, 12/01/2038	9,201
308,726	5.50%, 05/15/2040(4)	54,768
273,399	5.50%, 06/15/2046(4)	47,424
265,330	5.50%, 10/15/2046(4)	49,832
232,650	5.50%, 02/01/2049	240,378
30,683	5.50%, 03/01/2049	31,608
994,225	5.50%, 02/01/2053	1,013,042
1,912,381	5.50%, 04/01/2053	1,944,866
16,862,838	5.50%, 04/01/2054	17,109,208
21,158,074	5.50%, 08/01/2054	21,462,906
31,014,817	5.50%, 09/01/2054	31,459,651
2,555,745	5.50%, 06/01/2055	2,618,852
22,123,557	5.50%, 09/01/2055	22,440,867
20,575,821	5.50%, 12/01/2055	20,870,932
345,737	5.55%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(3)	348,539
653,000	5.80%, 09/25/2041, 30 day USD SOFR Average + 2.10%(1)(3)	657,455
885,473	6.00%, 11/01/2052	912,776
607,719	6.00%, 12/01/2052	631,128
272,053	6.00%, 03/01/2053	283,805
5,301,240	6.00%, 09/01/2053	5,434,424
615,620	6.00%, 11/01/2053	631,877
1,596,677	6.00%, 12/01/2053	1,641,592
296,044	6.00%, 01/01/2054	303,126
1,446,870	6.00%, 02/01/2054	1,485,015
672,426	6.00%, 03/01/2054	694,912
644,353	6.00%, 04/01/2054	670,118
2,075,010	6.00%, 05/01/2054	2,128,673
5,083,122	6.00%, 06/01/2054	5,227,280
3,295,260	6.00%, 08/01/2054	3,389,131
892,000	6.60%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(3)	912,347
1,545,000	7.05%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(3)	1,566,723
1,310,000	7.05%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(3)	1,348,894
2,545,000	7.05%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(3)	2,620,439
5,285,000	7.10%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(3)	5,377,487
2,460,000	7.20%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(3)	2,576,905
380,000	7.25%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(3)	395,173
2,925,000	7.35%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(3)	2,985,343
3,460,000	7.40%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(3)	3,602,446
1,305,000	7.45%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(3)	1,342,728
970,000	7.70%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(3)	1,011,942
1,593,000	8.20%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(3)	1,669,137
2,280,000	8.95%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(3)	2,383,307
		231,656,434
	Federal National Mortgage Association - 8.7%
108,593	0.00%, 06/25/2041(10)(11)	82,792
2,085,531	0.30%, 01/25/2030(3)(4)	16,747
The accompanying notes are an integral part of these financial statements.

86

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal National Mortgage Association - 8.7% - (continued)
$ 5,778,248	1.13%, 06/25/2034(3)(4)	$326,887
3,374,994	1.45%, 05/25/2029(3)(4)	105,958
2,540,105	1.50%, 11/25/2035(4)	115,637
193,485	1.50%, 07/01/2051	149,936
3,338,330	1.50%, 09/01/2051	2,586,948
50,478	2.00%, 03/01/2036	46,688
401,714	2.00%, 05/01/2036	371,231
915,625	2.00%, 08/01/2036	846,859
509,823	2.00%, 09/01/2036	472,580
321,819	2.00%, 12/01/2036	298,304
512,146	2.00%, 09/01/2040	453,391
1,912,067	2.00%, 12/01/2040	1,686,513
519,569	2.00%, 04/01/2041	458,139
176,673	2.00%, 05/01/2041	155,247
1,431	2.00%, 09/25/2041	1,369
722,590	2.00%, 10/01/2041	632,436
2,866	2.00%, 12/25/2041	2,717
474,760	2.00%, 02/01/2042	417,985
183,969	2.00%, 03/25/2044	176,905
200,409	2.00%, 05/25/2044	188,797
1,347,238	2.00%, 03/25/2050	1,170,619
534,648	2.00%, 08/25/2050	384,486
1,786,759	2.00%, 10/01/2050	1,478,064
5,068,036	2.00%, 10/25/2050(4)	623,417
1,510,936	2.00%, 12/01/2050	1,241,801
3,334,734	2.00%, 02/01/2051	2,731,692
5,203,653	2.00%, 03/01/2051	4,254,260
6,850,952	2.00%, 04/01/2051	5,601,695
1,013,227	2.00%, 05/01/2051	827,860
549,716	2.00%, 06/01/2051	448,926
2,394,651	2.00%, 07/01/2051	1,961,670
1,278,049	2.00%, 08/01/2051	1,056,097
1,239,537	2.00%, 09/01/2051	1,020,903
1,878,938	2.00%, 03/25/2052(4)	235,465
7,736,624	2.00%, 04/01/2052	6,343,994
3,525,914	2.14%, 03/25/2055, 30 day USD SOFR Average + 5.84%(3)(4)	184,742
412,619	2.25%, 04/01/2033	364,444
5,213,948	2.25%, 10/25/2054, 30 day USD SOFR Average + 5.95%(3)(4)	265,035
1,020,700	2.50%, 06/25/2045	881,980
5,450	2.50%, 03/25/2046	5,146
540,608	2.50%, 04/01/2050	464,457
515,392	2.50%, 06/01/2050	444,070
3,879,110	2.50%, 07/01/2050	3,359,081
828,172	2.50%, 09/01/2050	710,628
1,310,705	2.50%, 10/01/2050	1,136,925
1,436,972	2.50%, 12/01/2050	1,236,852
332,203	2.50%, 01/01/2051	287,963
2,179,363	2.50%, 02/01/2051	1,871,122
1,443,925	2.50%, 02/25/2051(4)	245,778
2,095,866	2.50%, 04/25/2051(4)	342,934
7,125,900	2.50%, 05/01/2051	6,130,616
1,274,073	2.50%, 06/01/2051	1,091,109
677,378	2.50%, 07/01/2051	582,195
294,705	2.50%, 08/01/2051	256,365
433,461	2.50%, 09/01/2051	374,128
6,609,528	2.50%, 10/01/2051	5,709,890
6,340,578	2.50%, 11/01/2051	5,484,617
1,968,283	2.50%, 12/01/2051	1,699,820
765,598	2.50%, 01/01/2052	659,916
8,361,206	2.50%, 03/01/2052	7,121,459
443,362	2.50%, 04/01/2052	383,440
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal National Mortgage Association - 8.7% - (continued)
$ 1,875,147	2.50%, 06/25/2052(4)	$281,617
2,211,255	2.50%, 09/25/2052(4)	344,906
1,065,435	2.50%, 01/01/2057	910,510
292,139	3.00%, 04/25/2033(4)	16,936
114,583	3.00%, 08/01/2033	111,920
841,060	3.00%, 06/01/2038	812,019
368,886	3.00%, 11/25/2042	334,483
1,919	3.00%, 02/25/2043	1,893
896,145	3.00%, 06/01/2043	830,438
997,281	3.00%, 11/01/2044	922,309
51,810	3.00%, 01/25/2046	48,999
701,089	3.00%, 02/25/2047	660,180
5,339,703	3.00%, 08/01/2048	4,870,295
258,050	3.00%, 08/25/2049	236,643
331,390	3.00%, 02/01/2050	300,215
1,352,550	3.00%, 07/01/2050	1,226,223
1,272,708	3.00%, 08/01/2050	1,137,071
504,848	3.00%, 10/01/2050	449,028
2,795,791	3.00%, 10/25/2050(4)	505,231
2,120,747	3.00%, 12/01/2050	1,905,202
644,965	3.00%, 05/01/2051	586,129
1,134,630	3.00%, 07/01/2051	1,012,318
302,420	3.00%, 08/01/2051	272,627
1,647,094	3.00%, 10/01/2051	1,478,366
1,762,391	3.00%, 11/01/2051	1,576,297
957,626	3.00%, 12/01/2051	856,577
462,274	3.00%, 01/01/2052	413,638
1,462,274	3.00%, 01/25/2052(4)	230,777
556,698	3.00%, 04/01/2052	499,371
693,192	3.00%, 05/01/2052	622,521
22,143	3.00%, 06/01/2052	19,648
523,074	3.00%, 09/01/2052	464,295
712,085	3.50%, 07/25/2033(4)	40,988
340,985	3.50%, 08/25/2033(4)	26,824
101,663	3.50%, 04/25/2034(4)	1,708
754,935	3.50%, 05/01/2037	732,023
368,478	3.50%, 11/25/2039(4)	31,006
371,532	3.50%, 10/01/2041	355,934
2,494	3.50%, 05/25/2042	2,427
1,177,556	3.50%, 08/01/2043	1,121,778
27,629	3.50%, 07/25/2044	27,509
170,150	3.50%, 12/01/2045	161,146
165,960	3.50%, 01/01/2046	157,203
122,922	3.50%, 03/01/2046	116,422
604,713	3.50%, 12/01/2046	574,254
209,846	3.50%, 05/01/2047	198,478
1,641,254	3.50%, 09/01/2047	1,544,284
1,578,647	3.50%, 12/01/2047	1,477,344
182,405	3.50%, 01/01/2048	171,132
2,014,337	3.50%, 02/01/2048	1,907,976
70,170	3.50%, 06/01/2048	65,702
325,037	3.50%, 07/01/2048	307,260
70,457	3.50%, 11/01/2048	66,221
1,005,767	3.50%, 03/25/2049	939,228
412,468	3.50%, 04/25/2049	401,837
513,673	3.50%, 06/01/2049	487,516
326,785	3.50%, 09/01/2050	307,914
706,171	3.50%, 11/01/2051	657,991
1,058,557	3.50%, 04/01/2052	989,197
596,013	3.50%, 05/01/2056	539,422
481,654	3.50%, 11/25/2057	467,635
886,442	3.50%, 05/01/2058	813,675
838,767	3.50%, 12/25/2058	763,697
The accompanying notes are an integral part of these financial statements.

87

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal National Mortgage Association - 8.7% - (continued)
$ 1,584,500	3.92%, 10/01/2030	$1,572,179
441,559	4.00%, 08/01/2038	437,860
1,867	4.00%, 11/01/2040	1,835
19,401	4.00%, 02/01/2041	19,079
275,846	4.00%, 06/01/2041	273,778
3,539	4.00%, 09/01/2041	3,477
5,243	4.00%, 10/01/2041	5,167
132,371	4.00%, 01/01/2042	129,741
180,215	4.00%, 02/01/2042	176,712
46,571	4.00%, 05/01/2042	45,598
1,815	4.00%, 09/01/2042	1,778
680,350	4.00%, 01/01/2043	667,333
14,322	4.00%, 10/01/2043	14,055
1,161,117	4.00%, 12/01/2043	1,140,911
174,598	4.00%, 03/01/2046	170,300
225,425	4.00%, 09/01/2047	219,388
402,343	4.00%, 10/01/2047	391,611
208,180	4.00%, 11/01/2047	202,573
1,240,709	4.00%, 06/01/2048	1,204,530
1,631,792	4.00%, 10/01/2048	1,588,077
637,104	4.00%, 01/01/2049	620,431
1,371,616	4.00%, 04/01/2049	1,324,387
76,710	4.00%, 08/01/2049	74,822
487,325	4.00%, 09/01/2049	473,110
2,857,524	4.00%, 02/25/2050(4)	595,371
967,405	4.00%, 04/01/2050	942,419
1,475,650	4.00%, 06/25/2050(4)	295,039
1,222,536	4.00%, 09/25/2050(4)	230,745
1,580,117	4.00%, 11/25/2050(4)	321,606
631,059	4.00%, 08/01/2051	614,257
1,801,384	4.00%, 04/01/2052	1,727,885
688,041	4.00%, 06/01/2052	663,869
2,500,000	4.12%, 11/01/2030	2,500,743
1,105,000	4.21%, 01/01/2031	1,110,664
1,996,519	4.39%, 04/01/2029	2,029,100
2,287,000	4.42%, 11/01/2030	2,317,615
1,819,767	4.48%, 02/01/2029	1,852,468
453,727	4.50%, 12/01/2037	457,588
344,651	4.50%, 04/01/2048	340,415
147,069	4.50%, 04/01/2049	146,276
2,046,208	4.50%, 05/25/2049(4)	372,084
657,232	4.50%, 01/01/2051	644,898
3,077,235	4.50%, 03/25/2051(4)	596,071
1,059,504	4.50%, 08/01/2052	1,049,976
1,172,142	4.50%, 03/01/2053	1,151,093
4,565,124	4.50%, 10/01/2053	4,479,612
1,262,000	4.52%, 10/01/2030	1,284,235
215,000	4.75%, 04/01/2028	217,980
1,900,000	4.91%, 01/01/2029	1,953,228
208,550	5.00%, 06/25/2048(4)	29,391
1,594,731	5.00%, 12/25/2051	1,596,976
850,751	5.00%, 07/01/2052	857,047
6,155,130	5.00%, 09/01/2052	6,179,814
202,187	5.00%, 10/01/2052	202,602
97,468	5.00%, 11/01/2052	97,818
127,777	5.00%, 12/01/2052	128,060
1,465,000	5.07%, 12/01/2028	1,510,322
2,090,171	5.50%, 11/25/2035	2,156,579
628,247	5.50%, 04/01/2038	642,541
1,555,243	5.50%, 11/01/2039	1,589,857
3,306,289	5.50%, 08/01/2040	3,381,625
1,635,343	5.50%, 12/01/2040	1,672,615
218,799	5.50%, 04/25/2044(4)	31,118
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal National Mortgage Association - 8.7% - (continued)
$ 1,441,985	5.50%, 06/25/2051	$1,463,380
1,651,325	5.50%, 12/25/2051	1,668,793
1,341,187	5.50%, 02/25/2052	1,359,523
1,551,375	5.50%, 03/25/2052	1,572,745
1,445,834	5.50%, 04/25/2052	1,477,961
612,117	5.50%, 10/01/2052	624,418
1,149,419	5.50%, 11/01/2052	1,171,539
2,156,249	5.50%, 12/01/2052	2,197,358
1,161,461	5.50%, 06/01/2053	1,183,341
1,342,951	5.50%, 07/01/2053	1,366,050
145,833	5.50%, 03/01/2054	147,941
485,400	6.00%, 04/01/2044	499,031
1,467,876	6.00%, 08/25/2044	1,494,141
264,703	6.00%, 01/01/2053	272,754
660,493	6.00%, 05/01/2053	686,710
306,063	6.00%, 11/01/2053	314,451
206,658	6.00%, 01/01/2054	211,767
869,855	6.00%, 02/01/2054	891,635
666,973	6.00%, 03/01/2054	688,902
1,236,043	6.00%, 05/01/2054	1,266,634
1,037,372	6.00%, 06/01/2054	1,062,929
1,138,439	6.00%, 09/01/2054	1,167,786
		201,184,263
	Government National Mortgage Association - 9.9%
96,856	2.00%, 06/16/2042	90,789
1,100,161	2.00%, 10/20/2050	915,648
3,204,015	2.00%, 12/20/2050	2,666,638
215,011	2.00%, 12/20/2051	178,942
5,198,167	2.00%, 02/20/2052	4,326,182
593,565	2.00%, 03/20/2052	493,994
581,163	2.00%, 10/20/2052	484,381
10,650,000	2.00%, 02/20/2056(12)	8,855,120
18,934	2.50%, 05/20/2040	18,743
1,479,027	2.50%, 10/20/2049	1,333,610
1,135,259	2.50%, 11/20/2049	990,240
904,656	2.50%, 03/20/2051	784,080
6,843,297	2.50%, 04/20/2051	5,931,410
1,999,999	2.50%, 07/20/2051	1,733,510
796,539	2.50%, 09/20/2051	690,359
2,667,472	2.50%, 10/20/2051	2,311,891
11,850,003	2.50%, 02/20/2052	10,270,340
42,417,000	2.50%, 02/20/2056(12)	36,733,821
567,172	3.00%, 02/20/2047	500,300
431,002	3.00%, 05/20/2049	403,387
165,494	3.00%, 03/20/2050	149,854
2,289,855	3.00%, 07/20/2050(4)	293,120
370,887	3.00%, 11/20/2050	335,491
3,386,980	3.00%, 04/20/2051	3,062,845
5,009,870	3.00%, 06/20/2051	4,526,895
1,948,108	3.00%, 08/20/2051	1,760,208
1,236,984	3.00%, 09/20/2051	1,118,026
383,653	3.00%, 10/20/2051	346,700
2,657,900	3.00%, 12/20/2051	2,404,489
610,274	3.00%, 04/20/2052	551,411
1,650,000	3.00%, 02/20/2056(12)	1,489,537
166,020	3.50%, 11/20/2042	152,817
635,114	3.50%, 03/20/2044	599,896
404,601	3.50%, 06/20/2046	380,360
88,004	3.50%, 07/20/2046	82,188
93,879	3.50%, 10/20/2046	88,216
407,234	3.50%, 02/20/2047	382,577
109,146	3.50%, 05/20/2047	102,492
111,466	3.50%, 07/20/2047	104,590
The accompanying notes are an integral part of these financial statements.

88

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Government National Mortgage Association - 9.9% - (continued)
$ 81,553	3.50%, 11/20/2047	$76,547
99,362	3.50%, 03/20/2048	93,018
474,443	3.50%, 02/20/2049	443,864
1,088,293	3.50%, 06/20/2049	1,017,127
2,649,869	3.50%, 11/20/2049	2,470,843
284,637	3.50%, 12/20/2049	264,277
172,551	3.50%, 01/20/2050	160,844
659,073	3.50%, 06/20/2050	613,679
2,658,709	3.50%, 02/20/2051	2,479,262
975,947	3.50%, 11/20/2052	882,514
1,494,031	3.50%, 01/20/2053	1,384,256
1,275,000	3.50%, 03/20/2056(12)	1,166,988
238,739	3.88%, 08/15/2042	230,029
827,549	4.00%, 09/16/2042(4)	171,726
236,474	4.00%, 09/20/2042(4)	29,488
174,729	4.00%, 12/20/2044(4)	32,533
381,040	4.00%, 08/20/2045	367,458
516,443	4.00%, 09/20/2047	498,003
2,186,389	4.00%, 11/20/2047	2,107,535
327,206	4.00%, 12/20/2047	315,346
836,668	4.00%, 02/20/2048	806,185
14,185	4.00%, 04/20/2048	13,660
743,342	4.00%, 07/20/2048	714,802
2,523,105	4.00%, 08/20/2052	2,406,676
725,000	4.00%, 02/20/2056(12)	685,474
731,846	4.50%, 02/20/2040	734,399
658,114	4.50%, 05/20/2041	660,174
539,097	4.50%, 06/16/2043(4)	98,049
272,929	4.50%, 05/20/2045(4)	60,602
2,671,728	4.50%, 08/20/2045(4)	501,532
422,160	4.50%, 12/16/2046(4)	57,822
291,714	4.50%, 05/20/2048(4)	43,171
187,366	4.50%, 06/20/2048(4)	34,671
138,281	4.50%, 05/20/2052	136,143
575,961	4.50%, 08/20/2052	566,879
526,977	4.50%, 09/20/2052	518,586
2,403,553	4.50%, 10/20/2052	2,366,021
2,120,430	4.50%, 11/20/2052	2,086,013
5,023,570	4.50%, 11/20/2054	4,911,183
4,934,623	4.50%, 12/20/2054	4,824,225
1,970,000	4.50%, 02/20/2056(12)	1,923,446
519,025	5.00%, 05/20/2040	533,554
414,432	5.00%, 06/20/2040	427,297
162,912	5.00%, 07/20/2040	167,569
226,726	5.00%, 12/20/2043(4)	44,879
1,012,869	5.00%, 07/16/2044(4)	161,006
184,725	5.00%, 11/16/2046(4)	28,162
190,082	5.00%, 06/16/2047(4)	32,626
2,091,902	5.00%, 10/20/2047(4)	423,215
253,077	5.00%, 11/16/2047(4)	47,532
689,401	5.00%, 11/20/2049	700,605
18,575,000	5.00%, 03/20/2055(12)	18,537,931
10,807,500	5.00%, 02/20/2056(12)	10,804,929
173,481	5.50%, 02/20/2044(4)	6,160
139,234	5.50%, 09/15/2045	146,704
201,000	5.50%, 09/20/2045(4)	36,632
19,035,000	5.50%, 02/20/2056(12)	19,242,918
23,300,000	5.50%, 03/20/2056(12)	23,523,559
1,085,934	6.00%, 07/20/2055	1,113,007
4,626,139	6.00%, 09/20/2055	4,741,474
5,576,000	6.00%, 02/20/2056(12)	5,703,534
4,499,000	6.00%, 03/20/2056(12)	4,585,733
		227,609,173
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Uniform Mortgage-Backed Security - 11.2%
$ 17,437,000	2.00%, 02/01/2056(12)	$14,142,051
4,445,000	2.50%, 02/01/2056(12)	3,772,350
13,305,000	3.00%, 02/01/2056(12)	11,790,719
13,300,000	3.00%, 03/01/2056(12)	11,776,937
11,377,000	3.50%, 03/01/2056(12)	10,509,816
735,000	4.00%, 02/01/2041(12)	724,912
1,150,000	4.00%, 02/01/2056(12)	1,098,170
40,705,000	4.50%, 03/01/2040(12)	40,704,021
1,586,000	4.50%, 02/01/2056(12)	1,553,672
29,555,000	5.00%, 02/01/2056(12)	29,546,858
11,240,000	5.50%, 02/01/2041(12)	11,485,754
31,920,000	5.50%, 02/01/2056(12)	32,364,024
415,000	5.50%, 03/01/2056(12)	420,270
55,750,000	6.00%, 03/01/2055(12)	57,058,543
16,181,000	6.00%, 02/01/2056(12)	16,569,011
5,280,000	6.50%, 03/01/2055(12)	5,468,719
7,450,000	6.50%, 02/01/2056(12)	7,714,824
		256,700,651
	Total U.S. Government Agencies (cost $922,604,847)	$917,150,521
U.S. GOVERNMENT SECURITIES - 30.5%
	U.S. Treasury Securities - 30.5%
	U.S. Treasury Bonds - 9.9%
40,165,000	1.25%, 05/15/2050	$19,175,650
19,520,000	1.63%, 11/15/2050	10,210,638
13,535,000	2.75%, 11/15/2042	10,366,435
56,000	2.88%, 05/15/2052	38,959
1,395,000	3.00%, 02/15/2048	1,034,807
23,885,000	3.00%, 08/15/2052(13)(14)	17,029,259
13,195,000	3.13%, 05/15/2048	9,986,450
28,525,000	3.38%, 08/15/2042	24,030,084
55,565,000	3.38%, 11/15/2048	43,796,506
8,720,000	3.63%, 08/15/2043	7,507,034
8,145,000	3.63%, 02/15/2044	6,976,383
30,905,000	3.63%, 05/15/2053	24,877,318
1,455,000	4.13%, 08/15/2053	1,281,878
13,405,000	4.25%, 08/15/2054	12,057,693
8,000,000	4.63%, 11/15/2045	7,781,250
6,900,000	4.63%, 11/15/2055	6,613,219
8,975,000	4.88%, 08/15/2045	9,026,887
14,700,000	5.00%, 05/15/2045	15,021,562
		226,812,012
	U.S. Treasury Inflation-Indexed Bonds - 2.2%
15,471,120	0.25%, 02/15/2050(15)	8,894,764
754,339	0.63%, 02/15/2043(15)	563,293
23,477,720	0.75%, 02/15/2042(15)	18,322,674
10,517,453	0.75%, 02/15/2045(15)	7,674,492
3,721,314	1.00%, 02/15/2046(15)	2,804,560
13,999,711	1.38%, 02/15/2044(15)	11,737,219
		49,997,002
	U.S. Treasury Inflation-Indexed Notes - 2.0%
25,157,006	1.75%, 01/15/2034(15)	25,209,549
20,923,338	1.88%, 07/15/2035(15)	20,988,124
		46,197,673
	U.S. Treasury Notes - 16.4%
16,965,000	1.38%, 11/15/2031(16)	14,749,609
10,740,000	2.75%, 08/15/2032	9,976,873
46,650,000	3.38%, 12/31/2027	46,515,152
40,170,000	3.50%, 11/15/2028	40,066,437
12,000,000	3.50%, 01/15/2029	11,965,312
The accompanying notes are an integral part of these financial statements.

89

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 30.5% - (continued)
	U.S. Treasury Securities - 30.5% - (continued)
	U.S. Treasury Notes - 16.4% - (continued)
$ 14,200,000	3.63%, 08/31/2030		$14,110,141
15,000,000	3.63%, 12/31/2030		14,881,641
37,960,000	3.75%, 05/15/2028		38,115,695
27,210,000	3.75%, 06/30/2030		27,202,560
10,375,000	3.88%, 05/31/2027		10,419,985
7,975,000	3.88%, 06/15/2028		8,031,386
50,420,000	4.00%, 01/31/2029		50,971,469
31,880,000	4.13%, 11/30/2031		32,227,442
13,230,000	4.25%, 05/15/2035		13,258,941
15,005,000	4.38%, 11/30/2030		15,383,056
28,125,000	4.38%, 01/31/2032		28,786,377
			376,662,076
	Total U.S. Government Securities (cost $736,346,706)		$699,668,763
	Total Long-Term Investments (cost $2,728,607,195)		$2,688,537,271
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.1%
1,476,212	Fixed Income Clearing Corp. Repurchase Agreement dated 01/30/2026 at 3.66%, due on 02/02/2026 with a maturity value of $1,476,662; collateralized by U.S. Treasury Note at 3.75%, maturing 06/30/2027, with a market value of $1,505,839		$1,476,212
	Securities Lending Collateral - 0.6%
13,318,817	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(17)		13,318,817
	Total Short-Term Investments (cost $14,795,029)		$14,795,029
	Total Investments Excluding Purchased Options (cost $2,743,402,224)	117.7%	$2,703,332,300
	Total Purchased Options (cost $2,205,686)	0.1%	$2,094,404
	Total Investments (cost $2,745,607,910)	117.8%	$2,705,426,704
	Other Assets and Liabilities	(17.8)%	(408,185,878)
	Net Assets	100.0%	$2,297,240,826
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$549,788,883, representing 23.9% of net assets.

(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)	Securities disclosed are interest-only strips.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $70,188,194, representing 3.1% of net assets.

(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	The rate shown represents current yield to maturity.
(10)	Security disclosed is principal-only strips.
(11)	Security is a zero-coupon bond.
(12)	Represents or includes a TBA transaction.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2026, the market value of securities pledged was $8,926,369.
(14)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of January 31, 2026, the market value of securities pledged was $324,401.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2026, the market value of securities pledged was $5,955,486.
(17)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

90

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

OTC Swaptions Outstanding at January 31, 2026
Description	Counter- party	Strike	Pay	Receive	Periodic Payment Frequency	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	30,890,000	$520,154	$498,873	$21,281
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	30,890,000	520,506	509,685	10,821
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	30,890,000	524,033	617,800	(93,767)
10 Year Interest Rate Swap Option*	BOA	4.15%	4.15%	1 day USD SOFR	Annual	01/11/2027	USD	31,315,000	529,711	579,328	(49,617)
									$2,094,404	$2,205,686	$(111,282)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,124	03/16/2026	$85,948,145	$104,482
Euro BUXL 30-Year Bond Future	109	03/06/2026	14,248,349	(107,762)
Euro-BTP Italian Bond Future	217	03/06/2026	31,265,051	69,937
U.S. Treasury 2-Year Note Future	309	03/31/2026	64,424,086	(110,431)
U.S. Treasury 5-Year Note Future	878	03/31/2026	95,640,266	(291,882)
U.S. Treasury 10-Year Ultra Future	480	03/20/2026	54,795,000	(20,201)
U.S. Treasury Long Bond Future	500	03/20/2026	57,562,500	(885,008)
Total				$(1,240,865)
Short position contracts:
Euro-BUND Future	(341)	03/06/2026	$(51,994,830)	$(212,424)
Long Gilt Future	(281)	03/27/2026	(35,031,973)	376,016
U.S. Treasury 10-Year Note Future	(216)	03/20/2026	(24,154,875)	(7,057)
U.S. Treasury Ultra Bond Future	(3)	03/20/2026	(352,313)	2,433
Total				$158,968
Total futures contracts				$(1,081,897)

TBA Sale Commitments Outstanding at January 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$1,600,000	02/20/2056	$(1,444,399)	$2,413
Government National Mortgage Association, 4.00%	1,845,000	02/20/2056	(1,744,412)	8,143
Government National Mortgage Association, 4.50%	3,050,000	02/20/2056	(2,977,925)	10,360
Government National Mortgage Association, 6.00%	6,651,000	02/20/2056	(6,803,122)	(26,246)
Uniform Mortgage-Backed Security, 2.50%	10,694,000	02/01/2056	(9,075,706)	(45,292)
Uniform Mortgage-Backed Security, 2.50%	12,390,000	03/01/2056	(10,510,215)	29,438
Uniform Mortgage-Backed Security, 4.00%	1,641,000	02/01/2056	(1,567,041)	(9,565)
Uniform Mortgage-Backed Security, 4.50%	6,108,000	02/01/2056	(5,983,499)	(22,138)
Uniform Mortgage-Backed Security, 4.50%	15,605,000	03/01/2056	(15,269,241)	10,945
Uniform Mortgage-Backed Security, 5.00%	26,665,000	02/01/2056	(26,657,654)	(42,184)
The accompanying notes are an integral part of these financial statements.

91

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

TBA Sale Commitments Outstanding at January 31, 2026 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 5.00%	$10,210,000	03/01/2056	$(10,192,829)	$(23)
Uniform Mortgage-Backed Security, 6.50%	2,170,000	02/01/2056	(2,247,137)	3,730
Total TBA sale commitments (proceeds receivable $94,392,761)			$(94,473,180)	$(80,419)
At January 31, 2026, the aggregate market value of TBA Sale Commitments represents (4.1)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
ITRAXX-EUR S44.V1	EUR	3,890,000	1.00%	12/20/2030	Quarterly	$103,585	$—	$108,922	$5,337
Total centrally cleared credit default swap contracts						$103,585	$—	$108,922	$5,337

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	11,075,000	05/31/2029	Annual	$—	$—	$(68,028)	$(68,028)
3.38% Fixed	12 Mo. USD SOFR	USD	3,775,000	05/31/2030	Annual	—	—	12,535	12,535
3.60% Fixed	12 Mo. USD SOFR	USD	8,675,000	11/15/2032	Annual	—	—	28,557	28,557
4.16% Fixed	12 Mo. USD SOFR	USD	35,970,000	03/19/2045	Annual	—	(66,559)	136,094	202,653
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	2,839	—	1,108,211	1,105,372
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	42,469	—	923,687	881,218
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(34,045)	610,279	644,324
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	35,182	—	847,228	812,046
3.75% Fixed	12 Mo. USD SOFR	USD	3,325,000	12/18/2054	Annual	4,731	—	255,155	250,424
Total centrally cleared interest rate swaps contracts						$85,221	$(100,604)	$3,853,718	$3,869,101

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
8,066,000	EUR	9,583,909	USD	DEUT	02/27/2026	$23,662
362,000	EUR	425,877	USD	SSG	03/18/2026	5,769
387,000	EUR	457,097	USD	WFB	03/18/2026	4,360
181,000	EUR	213,332	USD	NWM	03/18/2026	2,491
72,800,162	USD	61,270,000	EUR	DEUT	02/27/2026	(179,738)
12,644,877	USD	10,756,000	EUR	DEUT	03/18/2026	(180,508)
167,191	USD	121,000	GBP	DEUT	02/27/2026	1,153
4,569,271	USD	3,342,000	GBP	BCLY	02/27/2026	(16,669)
Total foreign currency contracts						$(339,480)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

92

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$413,569,689	$—	$413,569,689	$—
Convertible Bonds	768,559	—	768,559	—
Corporate Bonds	574,834,207	—	574,834,207	—
Foreign Government Obligations	77,177,955	—	77,177,955	—
Municipal Bonds	5,367,577	—	5,367,577	—
U.S. Government Agencies	917,150,521	—	917,150,521	—
U.S. Government Securities	699,668,763	—	699,668,763	—
Short-Term Investments	14,795,029	13,318,817	1,476,212	—
Purchased Options	2,094,404	—	2,094,404	—
Foreign Currency Contracts(2)	37,435	—	37,435	—
Futures Contracts(2)	552,868	552,868	—	—
Swaps - Credit Default(2)	5,337	—	5,337	—
Swaps - Interest Rate(2)	3,937,129	—	3,937,129	—
Total	$2,709,959,473	$13,871,685	$2,696,087,788	$—
Liabilities
Foreign Currency Contracts(2)	$(376,915)	$—	$(376,915)	$—
Futures Contracts(2)	(1,634,765)	(1,634,765)	—	—
Swaps - Interest Rate(2)	(68,028)	—	(68,028)	—
TBA Sale Commitments	(94,473,180)	—	(94,473,180)	—
Total	$(96,552,888)	$(1,634,765)	$(94,918,123)	$—

(1)	For the six-month period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

93

Hartford Active ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNH	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-EUR	Markit iTraxx - Europe
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CPIBR	Consumer price index Brazil
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
NPFG	National Public Finance Guarantee Corp.
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept
TBA	To Be Announced
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

94

Hartford Active ETFs
 Statements of Assets and Liabilities
January 31, 2026 (Unaudited)

	Hartford AAA CLO ETF	Hartford Core Bond ETF	Hartford Dynamic Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF
Assets:
Investments in securities, at market value(1)	$108,951,527	$391,358,349	$44,152,827	$176,656,514	$644,260,686
Repurchase agreements	141,084	934,938	—	224,378	10,384,530
Cash	566,905	4,227,277	241,567	900,076	41,807,443
Foreign currency	—	124	10	—	—
Receivables:
From affiliates	—	—	6,697	—	—
Investment securities sold	—	20,766,558	424,662	1,106,922	1,755,595
Dividends and interest	246,991	2,951,547	526,838	46	6,100,386
Securities lending income	—	556	473	—	—
Variation margin on centrally cleared swap contracts	—	8,738	—	—	—
Total assets	109,906,507	420,248,087	45,353,074	178,887,936	704,308,640
Liabilities:
Obligation to return securities lending collateral	—	1,565,263	986,800	—	—
Payables:
Investment securities purchased	500,000	70,367,614	511,381	—	13,026,236
Fund shares redeemed	—	—	—	662,180	—
Investment management fees	22,138	85,462	20,438	91,609	164,798
Accounting services fees	—	—	1,319	—	—
Board of Trustees' fees	—	—	259	—	—
Variation margin on futures contracts	—	5,532	—	—	—
Variation margin on centrally cleared swap contracts	—	—	2,497	—	—
Distributions payable	436,901	1,081,057	142,429	—	1,872,476
Accrued expenses	—	—	33,492	—	—
Total liabilities	959,039	73,104,928	1,698,615	753,789	15,063,510
Net assets	$108,947,468	$347,143,159	$43,654,459	$178,134,147	$689,245,130
Summary of Net Assets:
Paid-in-capital	$110,816,076	$383,900,840	$43,983,591	$146,554,280	$689,401,855
Distributable earnings (loss)	(1,868,608)	(36,757,681)	(329,132)	31,579,867	(156,725)
Net assets	108,947,468	347,143,159	43,654,459	178,134,147	689,245,130
Net asset value per share	38.91	35.42	39.69	26.49	39.33
Shares issued and outstanding	2,800,000	9,800,000	1,100,000	6,725,000	17,525,000
Cost of investments	$108,989,334	$403,021,050	$44,234,955	$136,972,765	$645,230,819
Cost of foreign currency	$—	$113	$9	$—	$—
(1) Includes Investment in securities on loan, at market value	$—	$1,511,474	$947,368	$—	$—
The accompanying notes are an integral part of these financial statements.

95

Hartford Active ETFs
 Statements of Assets and Liabilities – (continued)
January 31, 2026 (Unaudited)

	Hartford Quality Value ETF	Hartford Schroders Tax-Aware Bond ETF	Hartford Strategic Income ETF	Hartford Total Return Bond ETF
Assets:
Investments in securities, at market value(1)	$176,333,837	$309,609,799	$629,104,465	$2,703,950,492
Repurchase agreements	—	—	—	1,476,212
Cash	1,707,818	1,577,577	—	9,524,440
Foreign currency	—	—	7,969,092	4,975,773
Unrealized appreciation on foreign currency contracts	—	—	480,525	37,435
Receivables:
Investment securities sold	—	3,774,242	104,892,908	503,368,442
Dividends and interest	148,303	3,492,930	5,868,634	18,990,331
Securities lending income	3,633	—	20,439	9,713
Variation margin on futures contracts	—	—	77,852	221,057
Variation margin on centrally cleared swap contracts	—	—	14,209	68,539
Tax reclaims	77,348	—	27,172	575
Total assets	178,270,939	318,454,548	748,455,296	3,242,623,009
Liabilities:
Due to custodian	—	—	3,631,439	—
Unrealized depreciation on foreign currency contracts	—	—	875,608	376,915
Obligation to return securities lending collateral	1,880,107	—	18,079,171	13,318,817
Unrealized depreciation on OTC swap contracts	—	—	5,851	—
TBA sale commitments, at market value	—	—	37,164,042	94,473,180
Unfunded loan commitments	—	—	28,844	—
Payables:
Investment securities purchased	—	1,905,833	110,894,910	830,075,969
Fund shares redeemed	—	1,917,860	—	—
Investment management fees	67,193	105,499	204,682	525,147
Foreign taxes	—	—	93	—
Distributions payable	—	952,965	1,911,762	6,612,155
Written options	—	—	6,134	—
OTC swap contracts premiums received	—	—	6,891	—
Total liabilities	1,947,300	4,882,157	172,809,427	945,382,183
Net assets	$176,323,639	$313,572,391	$575,645,869	$2,297,240,826
Summary of Net Assets:
Paid-in-capital	$128,117,777	$327,740,890	$579,182,749	$2,440,392,869
Distributable earnings (loss)	48,205,862	(14,168,499)	(3,536,880)	(143,152,043)
Net assets	176,323,639	313,572,391	575,645,869	2,297,240,826
Net asset value per share	28.17	19.18	35.53	34.16
Shares issued and outstanding	6,259,258	16,350,000	16,200,000	67,250,000
Cost of investments	$151,466,889	$312,851,783	$625,382,735	$2,745,607,910
Cost of foreign currency	$—	$—	$7,969,108	$4,975,772
Proceeds of TBA sale commitments	$—	$—	$37,136,878	$94,392,761
Written option contracts premiums received	$—	$—	$3,354	$—
(1) Includes Investment in securities on loan, at market value	$1,839,621	$—	$18,395,275	$12,999,213
The accompanying notes are an integral part of these financial statements.

96

Hartford Active ETFs
 Statements of Operations
For the Six-Month Period Ended January 31, 2026 (Unaudited)

	Hartford AAA CLO ETF	Hartford Core Bond ETF	Hartford Dynamic Bond ETF(1)	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF
Investment Income:
Dividends	$—	$—	$—	$321,246	$—
Interest	3,008,729	7,577,094	661,825	32,777	11,751,281
Securities lending — net	—	2,874	1,143	708	—
Less: Foreign tax withheld	—	(38)	(19)	—	—
Total investment income, net	3,008,729	7,579,930	662,949	354,731	11,751,281
Expenses:
Investment management fees	131,359	502,873	83,261	525,517	902,963
Custodian fees	—	—	6,594	—	—
Accounting services fees	—	—	2,859	—	—
Board of Trustees' fees	—	—	429	—	—
Professional fees	—	—	16,944	—	—
Basket creation fees	—	—	6,308	—	—
Other expenses	—	—	3,705	—	—
Total expenses (before waivers and fees paid indirectly)	131,359	502,873	120,100	525,517	902,963
Expense waivers	—	—	(29,269)	—	—
Commission recapture	—	—	—	(22)	—
Total waivers and fees paid indirectly	—	—	(29,269)	(22)	—
Total expenses	131,359	502,873	90,831	525,495	902,963
Net Investment Income (Loss)	2,877,370	7,077,057	572,118	(170,764)	10,848,318
Net Realized Gain (Loss) on Investments and Other Financial Instruments on:
Investments	16,745	1,194,293 (2)	(249,985)	11,406,907 (2)	892,779
Futures contracts	—	(103,369)	(2,168)	—	—
Swap contracts	—	5,593	9,121	—	—
Net Realized Gain (Loss) on Investments and Other Financial Instruments	16,745	1,096,517	(243,032)	11,406,907	892,779
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	88,323	4,328,262	(82,128)	(6,824,978)	18,882,188
Purchased options contracts	—	(15,582)	—	—	—
Futures contracts	—	(102,017)	—	—	—
Swap contracts	—	116,680	1,621	—	—
Translation of other assets and liabilities in foreign currencies	—	3	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	88,323	4,327,346	(80,507)	(6,824,978)	18,882,188
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	105,068	5,423,863	(323,539)	4,581,929	19,774,967
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,982,438	$12,500,920	$248,579	$4,411,165	$30,623,285

(1)	Commenced operations on September 23, 2025.
(2)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

97

Hartford Active ETFs
 Statements of Operations – (continued)
For the Six-Month Period Ended January 31, 2026 (Unaudited)

	Hartford Quality Value ETF	Hartford Schroders Tax-Aware Bond ETF	Hartford Strategic Income ETF	Hartford Total Return Bond ETF
Investment Income:
Dividends	$2,105,144	$—	$76,886	$—
Interest	51,699	7,177,651	8,366,192	48,591,784
Securities lending — net	17,779	—	20,666	30,573
Less: Foreign tax withheld	(24,913)	—	(32,385)	—
Total investment income, net	2,149,709	7,177,651	8,431,359	48,622,357
Expenses:
Investment management fees	412,138	673,739	706,161	3,021,589
Total expenses (before fees paid indirectly)	412,138	673,739	706,161	3,021,589
Commission recapture	(451)	—	—	—
Total fees paid indirectly	(451)	—	—	—
Total expenses	411,687	673,739	706,161	3,021,589
Net Investment Income (Loss)	1,738,022	6,503,912	7,725,198	45,600,768
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	25,395,814 (2)	(3,458,552)	1,449,862	790,339 (2)
Less: Foreign taxes paid on realized capital gains	—	—	(1,926)	—
Purchased options contracts	—	—	—	(72,259)
Futures contracts	—	(329,101)	505,193	1,896,559
Swap contracts	—	—	695,920	96,302
Foreign currency contracts	—	—	(327,144)	(1,084,443)
Other foreign currency transactions	532	—	407,433	121,455
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	25,396,346	(3,787,653)	2,729,338	1,747,953
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(1,474,771)	17,913,019	2,883,457	33,811,415
Purchased options contracts	—	—	5,253	(105,216)
Futures contracts	—	127,731	(689,382)	(1,177,966)
Written options contracts	—	—	(2,780)	—
Swap contracts	—	—	(368,388)	1,001,974
Foreign currency contracts	—	—	(855,370)	(339,821)
Translation of other assets and liabilities in foreign currencies	—	—	8,207	32,443
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(1,474,771)	18,040,750	980,997	33,222,829
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	23,921,575	14,253,097	3,710,335	34,970,782
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,659,597	$20,757,009	$11,435,533	$80,571,550
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$349	$—

(2)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

98

Hartford Active ETFs
 Statements of Changes in Net Assets

	Hartford AAA CLO ETF		Hartford Core Bond ETF
	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Year Ended July 31, 2025	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$2,877,370	$5,631,843	$7,077,057	$12,076,178
Net realized gain (loss) on investments and other financial instruments	16,745	(103,083)	1,096,517	(1,983,808)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	88,323	(48,765)	4,327,346	418,488
Net Increase (Decrease) in Net Assets Resulting from Operations	2,982,438	5,479,995	12,500,920	10,510,858
Distributions to Shareholders	(2,878,542)	(5,825,455)	(7,367,392)	(12,483,704)
Capital Share Transactions:
Sold	7,791,424	31,200,990	14,202,100	89,084,286
Redeemed	(7,802,025)	(5,834,990)	(8,910,631)	(19,204,439)
Other Capital	12,183	22,123	849	38,346
Net increase (decrease) from capital share transactions	1,582	25,388,123	5,292,318	69,918,193
Net Increase (Decrease) in Net Assets	105,478	25,042,663	10,425,846	67,945,347
Net Assets:
Beginning of period	108,841,990	83,799,327	336,717,313	268,771,966
End of period	$108,947,468	$108,841,990	$347,143,159	$336,717,313
The accompanying notes are an integral part of these financial statements.

99

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Dynamic Bond ETF	Hartford Large Cap Growth ETF
	For the Period Ended January 31, 2026 (Unaudited)(1)	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$572,118	$(170,764)	$(242,431)
Net realized gain (loss) on investments and other financial instruments	(243,032)	11,406,907	25,913,365
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	(80,507)	(6,824,978)	8,703,730
Net Increase (Decrease) in Net Assets Resulting from Operations	248,579	4,411,165	34,374,664
Distributions to Shareholders	(577,711)	—	—
Capital Share Transactions:
Sold	43,982,813	46,270,244	62,937,233
Redeemed	(40)	(32,752,063)	(61,987,709)
Other Capital	818	203	338
Net increase (decrease) from capital share transactions	43,983,591	13,518,384	949,862
Net Increase (Decrease) in Net Assets	43,654,459	17,929,549	35,324,526
Net Assets:
Beginning of period	—	160,204,598	124,880,072
End of period	$43,654,459	$178,134,147	$160,204,598

(1)	Commenced operations on September 23, 2025.
The accompanying notes are an integral part of these financial statements.

100

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Municipal Opportunities ETF		Hartford Quality Value ETF
	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Year Ended July 31, 2025	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$10,848,318	$17,142,854	$1,738,022	$3,864,539
Net realized gain (loss) on investments and foreign currency transactions	892,779	(3,473,512)	25,396,346	17,688,867
Net changes in unrealized appreciation (depreciation) of investments	18,882,188	(6,612,158)	(1,474,771)	(17,276,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,623,285	7,057,184	25,659,597	4,277,088
Distributions to Shareholders	(11,000,370)	(17,506,927)	(3,675,004)	(6,565,269)
Capital Share Transactions:
Sold	114,211,960	169,331,279	49,932,049	58,650,579
Redeemed	(29,862,963)	(12,558,984)	(68,213,545)	(61,484,904)
Other Capital	86,445	119,686	—	—
Net increase (decrease) from capital share transactions	84,435,442	156,891,981	(18,281,496)	(2,834,325)
Net Increase (Decrease) in Net Assets	104,058,357	146,442,238	3,703,097	(5,122,506)
Net Assets:
Beginning of period	585,186,773	438,744,535	172,620,542	177,743,048
End of period	$689,245,130	$585,186,773	$176,323,639	$172,620,542
The accompanying notes are an integral part of these financial statements.

101

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond ETF		Hartford Strategic Income ETF
	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Year Ended July 31, 2025	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$6,503,912	$15,787,710	$7,725,198	$5,451,825
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(3,787,653)	1,818,229	2,729,338	(1,525,281)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	18,040,750	(25,722,246)	980,997	3,055,071
Net Increase (Decrease) in Net Assets Resulting from Operations	20,757,009	(8,116,307)	11,435,533	6,981,615
Distributions to Shareholders	(6,529,326)	(15,989,953)	(9,060,051)	(6,033,274)
Capital Share Transactions:
Sold	7,590,287	136,109,047	407,792,420	111,059,369
Redeemed	(96,542,618)	(82,687,630)	—	(3,368,622)
Other Capital	125,981	205,608	30,082	47,845
Net increase (decrease) from capital share transactions	(88,826,350)	53,627,025	407,822,502	107,738,592
Net Increase (Decrease) in Net Assets	(74,598,667)	29,520,765	410,197,984	108,686,933
Net Assets:
Beginning of period	388,171,058	358,650,293	165,447,885	56,760,952
End of period	$313,572,391	$388,171,058	$575,645,869	$165,447,885
The accompanying notes are an integral part of these financial statements.

102

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 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond ETF
	For the Six-Month Period Ended January 31, 2026 (Unaudited)	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$45,600,768	$87,464,122
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,747,953	(11,715,563)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	33,222,829	(12,588,903)
Net Increase (Decrease) in Net Assets Resulting from Operations	80,571,550	63,159,656
Distributions to Shareholders	(50,349,156)	(87,837,699)
Capital Share Transactions:
Sold	441,988,970	526,419,944
Redeemed	(168,442,566)	(193,721,995)
Other Capital	11,587	189,807
Net increase (decrease) from capital share transactions	273,557,991	332,887,756
Net Increase (Decrease) in Net Assets	303,780,385	308,209,713
Net Assets:
Beginning of period	1,993,460,441	1,685,250,728
End of period	$2,297,240,826	$1,993,460,441
The accompanying notes are an integral part of these financial statements.

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Financial Highlights

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford AAA CLO ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$38.87	$1.03	$0.05	$1.08	$0.00 (5)	$(1.04)	$—	$(1.04)	$38.91	2.80%(6)	$108,947	0.24%(7)	0.24%(7)	5.26%(7)	29%
For the Year Ended July 31, 2025
$38.98	$2.27	$(0.05)	$2.22	$0.01	$(2.34)	$—	$(2.34)	$38.87	5.90%	$108,842	0.24%	0.24%	5.84%	51%
For the Year Ended July 31, 2024
$38.12	$2.23	$0.70	$2.93	$0.02	$(2.09)	$—	$(2.09)	$38.98	7.90%	$83,799	0.26%	0.26%	5.76%	171%
For the Year Ended July 31, 2023
$38.50	$1.31	$(0.34)	$0.97	$0.01	$(1.36)	$—	$(1.36)	$38.12	2.63%	$45,748	0.29%	0.29%	3.43%	14%
For the Year Ended July 31, 2022
$41.03	$0.77	$(2.41)	$(1.64)	$0.01	$(0.85)	$(0.05)	$(0.90)	$38.50	(4.01)%	$82,775	0.29%	0.29%	1.92%	41%(8)
For the Year Ended July 31, 2021
$40.88	$0.90	$0.17	$1.07	$0.02	$(0.94)	$—	$(0.94)	$41.03	2.69%	$129,241	0.29%	0.29%	2.20%	41%(8)
Hartford Core Bond ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$34.89	$0.73	$0.56	$1.29	$0.00 (5)	$(0.76)	$—	$(0.76)	$35.42	3.70%(6)	$347,143	0.29%(7)	0.29%(7)	4.08%(7)	24%(9)
For the Year Ended July 31, 2025
$35.13	$1.44	$(0.20)	$1.24	$0.00 (5)	$(1.48)	$—	$(1.48)	$34.89	3.59%	$336,717	0.29%	0.29%	4.12%	47%(9)
For the Year Ended July 31, 2024
$34.41	$1.36	$0.71	$2.07	$0.00 (5)	$(1.35)	$—	$(1.35)	$35.13	6.19%(10)	$268,772	0.29%	0.29%	3.98%	43%(9)
For the Year Ended July 31, 2023
$36.62	$1.03	$(2.25)	$(1.22)	$0.00 (5)	$(0.99)	$—	$(0.99)	$34.41	(3.29)%	$251,194	0.29%	0.29%	2.97%	60%(9)
For the Year Ended July 31, 2022
$41.48	$0.55	$(4.72)	$(4.17)	$0.01	$(0.56)	$(0.14)	$(0.70)	$36.62	(10.11)%	$247,163	0.29%	0.29%	1.42%	36%(9)
For the Year Ended July 31, 2021
$42.52	$0.44	$(0.73)	$(0.29)	$0.03	$(0.45)	$(0.33)	$(0.78)	$41.48	(0.59)%	$265,503	0.29%	0.29%	1.06%	30%(9)
Hartford Dynamic Bond ETF
For the Period Ended January 31, 2026 (Unaudited)(11)
$40.00	$0.54	$(0.31)	$0.23	$0.00 (5)	$(0.54)	$—	$(0.54)	$39.69	0.57%(6)	$43,654	0.79%(7)	0.60%(7)	3.78%(7)	315%(12)
Hartford Large Cap Growth ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$25.74	$(0.03)	$0.78	$0.75	$0.00 (5)	$—	$—	$—	$26.49	2.91%(6)	$178,134	0.59%(7)	0.59%(7)	(0.19)%(7)	56%
For the Year Ended July 31, 2025
$20.47	$(0.04)	$5.31	$5.27	$0.00 (5)	$—	$—	$—	$25.74	25.75%	$160,205	0.59%	0.59%	(0.18)%	68%
For the Year Ended July 31, 2024
$16.04	$(0.03)	$4.46	$4.43	$0.00 (5)	$—	$—	$—	$20.47	27.62%(10)	$124,880	0.59%	0.59%	(0.20)%	97%
For the Year Ended July 31, 2023
$12.95	$(0.01)	$3.10	$3.09	$0.00 (5)	$—	$—	$—	$16.04	23.86%	$97,012	0.59%	0.59%	(0.07)%	103%
For the Period Ended July 31, 2022 (13)
$20.00	$(0.04)	$(7.01)	$(7.05)	$0.00 (5)	$—	$—	$—	$12.95	(35.25)%(6)	$78,370	0.59%(7)	0.59%(7)	(0.38)%(7)	90%
The accompanying notes are an integral part of these financial statements.

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Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Municipal Opportunities ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$38.06	$0.68	$1.27	$1.95	$0.01	$(0.69)	$—	$(0.69)	$39.33	5.17%(6)	$689,245	0.29%(7)	0.29%(7)	3.48%(7)	22%
For the Year Ended July 31, 2025
$38.83	$1.31	$(0.78)	$0.53	$0.01	$(1.31)	$—	$(1.31)	$38.06	1.41%	$585,187	0.29%	0.29%	3.39%	43%
For the Year Ended July 31, 2024
$38.03	$1.25	$0.77	$2.02	$0.00 (5)	$(1.22)	$—	$(1.22)	$38.83	5.42%	$438,745	0.29%	0.29%	3.26%	38%
For the Year Ended July 31, 2023
$38.78	$1.05	$(0.81)	$0.24	$0.01	$(1.00)	$—	$(1.00)	$38.03	0.70%	$376,495	0.29%	0.29%	2.79%	16%
For the Year Ended July 31, 2022
$42.32	$0.69	$(3.56)	$(2.87)	$0.01	$(0.68)	$—	$(0.68)	$38.78	(6.80)%	$269,489	0.29%	0.29%	1.73%	37%
For the Year Ended July 31, 2021
$42.52	$0.80	$0.98	$1.78	$0.01	$(0.79)	$(1.20)	$(1.99)	$42.32	4.40%	$201,043	0.29%	0.29%	1.92%	17%
Hartford Quality Value ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$24.98	$0.26	$3.47	$3.73	$—	$(0.54)	$—	$(0.54)	$28.17	14.98%(6)	$176,324	0.45%(7)	0.45%(7)	1.90%(7)	30%
For the Year Ended July 31, 2025
$25.36	$0.56	$0.02	$0.58	$—	$(0.53)	$(0.43)	$(0.96)	$24.98	2.34%	$172,621	0.45%	0.45%	2.20%	31%
For the Period Ended July 31, 2024 (14)
$21.12	$0.45	$4.45	$4.90	$—	$(0.62)	$(0.04)	$(0.66)	$25.36	23.55%	$177,743	0.45%	0.45%	2.56%	51%
For the Year Ended October 31, 2023 (15)
$23.22	$0.38	$(0.89)	$(0.51)	$—	$(0.47)	$(1.12)	$(1.59)	$21.12	(2.60)%	$161,781	0.51%	0.46%	1.75%	30%
For the Year Ended October 31, 2022
$25.84	$0.49	$(1.39)	$(0.90)	$—	$(0.47)	$(1.25)	$(1.72)	$23.22	(3.78)%	$12,495	0.55%	0.46%	2.07%	24%
For the Year Ended October 31, 2021
$18.31	$0.45	$7.62	$8.07	$—	$(0.54)	$—	$(0.54)	$25.84	44.84%	$12,182	0.56%	0.46%	1.92%	21%
For the Year Ended October 31, 2020
$20.83	$0.50	$(1.82)	$(1.32)	$—	$(0.61)	$(0.59)	$(1.20)	$18.31	(6.94)%	$8,975	0.58%	0.46%	2.64%	26%
Hartford Schroders Tax-Aware Bond ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$18.48	$0.36	$0.70	$1.06	$0.01	$(0.37)	$—	$(0.37)	$19.18	5.83%(6)	$313,572	0.39%(7)	0.39%(7)	3.76%(7)	14%
For the Year Ended July 31, 2025
$19.49	$0.72	$(1.01)	$(0.29)	$0.01	$(0.73)	$—	$(0.73)	$18.48	(1.52)%	$388,171	0.39%	0.39%	3.76%	66%
For the Year Ended July 31, 2024
$19.35	$0.72	$0.08	$0.80	$0.02	$(0.68)	$—	$(0.68)	$19.49	4.36%	$358,650	0.39%	0.39%	3.77%	60%
For the Year Ended July 31, 2023
$19.85	$0.60	$(0.55)	$0.05	$0.02	$(0.57)	$—	$(0.57)	$19.35	0.43%	$142,187	0.39%	0.39%	3.10%	135%
For the Year Ended July 31, 2022
$21.80	$0.31	$(1.74)	$(1.43)	$0.01	$(0.32)	$(0.21)	$(0.53)	$19.85	(6.58)%	$85,338	0.39%	0.39%	1.51%	116%
For the Year Ended July 31, 2021
$21.76	$0.25	$0.08	$0.33	$0.02	$(0.25)	$(0.06)	$(0.31)	$21.80	1.64%	$105,708	0.39%	0.39%	1.14%	199%
The accompanying notes are an integral part of these financial statements.

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Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Strategic Income ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$34.83	$0.95	$0.75	$1.70	$0.00 (5)	$(1.00)	$—	$(1.00)	$35.53	4.92%(6)	$575,646	0.49%(7)	0.49%(7)	5.36%(7)	94%(16)
For the Year Ended July 31, 2025
$34.40	$2.02	$0.62	$2.64	$0.02	$(2.23)	$—	$(2.23)	$34.83	7.98%	$165,448	0.50%	0.50%	5.86%	136%(16)
For the Year Ended July 31, 2024
$33.23	$1.92	$1.40	$3.32	$0.01	$(2.16)	$—	$(2.16)	$34.40	10.43%	$56,761	0.54%	0.54%	5.75%	56%(16)
For the Year Ended July 31, 2023
$33.69	$1.61	$(0.24)	$1.37	$0.00 (5)	$(1.83)	$—	$(1.83)	$33.23	4.28%	$53,172	0.54%	0.54%	4.89%	63%(16)
For the Period Ended July 31, 2022 (17)
$40.00	$0.91	$(6.35)	$(5.44)	$0.09	$(0.96)	$—	$(0.96)	$33.69	(13.52)%(6)	$45,485	0.54%(7)	0.54%(7)	2.87%(7)	39%(16)
Hartford Total Return Bond ETF
For the Six-Month Period Ended January 31, 2026 (Unaudited)
$33.64	$0.76	$0.59	$1.35	$0.00 (5)	$(0.83)	$—	$(0.83)	$34.16	4.02%(6)	$2,297,241	0.29%(7)	0.29%(7)	4.38%(7)	36%(18)
For the Year Ended July 31, 2025
$34.05	$1.53	$(0.42)	$1.11	$0.00 (5)	$(1.52)	$—	$(1.52)	$33.64	3.33%	$1,993,460	0.29%	0.29%	4.52%	61%(18)
For the Year Ended July 31, 2024
$33.28	$1.48	$0.72	$2.20	$0.01	$(1.44)	$—	$(1.44)	$34.05	6.86%	$1,685,251	0.29%	0.29%	4.46%	45%(18)
For the Year Ended July 31, 2023
$35.19	$1.25	$(2.01)	$(0.76)	$0.00 (5)	$(1.15)	$—	$(1.15)	$33.28	(2.12)%	$1,193,112	0.29%	0.29%	3.72%	69%(18)
For the Year Ended July 31, 2022
$41.16	$0.93	$(5.18)	$(4.25)	$0.01	$(1.02)	$(0.71)	$(1.73)	$35.19	(10.60)%	$969,596	0.29%	0.29%	2.46%	61%(18)
For the Year Ended July 31, 2021
$42.52	$0.85	$(0.35)	$0.50	$0.01	$(0.91)	$(0.96)	$(1.87)	$41.16	1.26%	$1,059,971	0.29%	0.29%	2.07%	49%(18)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.
(5)	Per share amount is less than $0.005.
(6)	Not annualized.
(7)	Annualized.
(8)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 47% and 53% for the years ended July 31, 2022 and July 31, 2021 respectively.
(9)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 119% for the six-month period ended January 31, 2026 and
210%, 258%, 344%, 363% and 362% for the years ended July 31, 2025, July 31, 2024, July 31, 2023, July 31, 2022 and July 31, 2021 respectively.

(10)
The total returns have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the total return experienced by the shareholder and disclosed in the Shareholder Report.

(11)	Commenced operations on September 23, 2025.
(12)	Reflects the Fund's portfolio turnover for the period September 23, 2025 through January 31, 2026.
(13)	Commenced operations on November 9, 2021.
(14)	Effective June 1, 2024, the Hartford Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1 in the Notes to Financial Statements).
(15)
As of October 13, 2023, the Hartford Quality Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the
"Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

106

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Financial Highlights – (continued)

(16)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 193% for the six-month period ended January 31, 2026 and
201%, 162%, 173% and 143% for the years ended July 31, 2025, July 31, 2024, July 31, 2023 and July 31, 2022 respectively.

(17)	Commenced operations on September 21, 2021.
(18)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 221% for the six-month period ended January 31, 2026 and
329%, 359%, 436%, 450% and 499% for the years ended July 31, 2025, July 31, 2024, July 31, 2023, July 31, 2022 and July 31, 2021 respectively.

The accompanying notes are an integral part of these financial statements.

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Hartford Active ETFs
 Notes to Financial Statements
 January 31, 2026 (Unaudited)

1.
Organization:
Hartford Funds Exchange-Traded Trust (the "Trust") is an open-end registered management investment company comprised of ten operational series as of January 31, 2026. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Hartford Funds Exchange-Traded Trust:
Hartford AAA CLO ETF (the "AAA CLO ETF")
Hartford Core Bond ETF (the "Core Bond ETF")
Hartford Dynamic Bond ETF (the "Dynamic Bond ETF")
Hartford Large Cap Growth ETF (the "Large Cap Growth ETF")
Hartford Municipal Opportunities ETF (the "Municipal Opportunities ETF")
Hartford Quality Value ETF (the "Quality Value ETF")
Hartford Schroders Tax-Aware Bond ETF (the "Tax-Aware Bond ETF")
Hartford Strategic Income ETF (the "Strategic Income ETF")
Hartford Total Return Bond ETF (the "Total Return Bond ETF")
AAA CLO ETF commenced operations on May 30, 2018 and changed its name, investment objective and strategy as of February 12, 2024. Core Bond ETF commenced operations on February 19, 2020. Dynamic Bond ETF commenced operations on September 23, 2025. Large Cap Growth ETF commenced operations on November 9, 2021. Municipal Opportunities ETF commenced operations on December 13, 2017. Tax-Aware Bond ETF commenced operations on April 18, 2018. Strategic Income ETF commenced operations on September 21, 2021 and changed its name, investment objective and strategy as of September 30, 2024. Total Return Bond ETF commenced operations on September 27, 2017. Each Fund is an actively managed, exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Shares of Municipal Opportunities ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Quality Value ETF and Strategic Income ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Shares of Dynamic Bond ETF are listed and traded on The NASDAQ Stock Market LLC ("NASDAQ Stock Market"). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
Quality Value ETF acquired all the assets and liabilities of the Hartford Quality Value Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 13, 2023 (the “Reorganization”). Prior to October 13, 2023, the financial statements of the Quality Value ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 13, 2023, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Quality Value ETF.
Effective as of June 1, 2024, the Quality Value ETF fiscal year end changed from October 31 to July 31.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate

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each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

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 January 31, 2026 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost. Income tax-related interest and penalties, if incurred, are recorded as income tax expense.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

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 January 31, 2026 (Unaudited)

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of AAA CLO ETF, Core Bond ETF, Dynamic Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, Strategic Income ETF and Total Return Bond ETF is to pay dividends from net investment income, if any, monthly and realized gains, if any, at least once a year. The policy of Large Cap Growth ETF and Quality Value ETF is to pay dividends from net investment income, if any, annually, and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
g)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of January 31, 2026.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of January 31, 2026.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to

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 January 31, 2026 (Unaudited)

the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of January 31, 2026.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of January 31, 2026.
e)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Trust's Board has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of January 31, 2026.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received

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 January 31, 2026 (Unaudited)

by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended January 31, 2026, each of Core Bond ETF, Dynamic Bond ETF, Tax-Aware Bond ETF, Strategic Income ETF and Total Return Bond ETF had used Futures Contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended January 31, 2026, each of Strategic Income ETF and Total Return Bond ETF had used Foreign Currency Contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended January 31, 2026, each of Core Bond ETF, Strategic Income ETF and Total Return Bond ETF had used Options Contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded

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 January 31, 2026 (Unaudited)

as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
To seek to mitigate counterparty risk associated with OTC swaps, a Fund may enter into a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended January 31, 2026, each of Dynamic Bond ETF, Strategic Income ETF and Total Return Bond ETF had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

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 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract.
During the six-month period ended January 31, 2026, each of Core Bond ETF, Strategic Income ETF and Total Return Bond ETF had used Interest Rate Swap Contracts.
e)
Additional Derivative Instrument Information:
Core Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$293,252	$—	$—	$—	$—	$293,252
Unrealized appreciation on futures contracts(1)	150,673	—	—	—	—	150,673
Unrealized appreciation on swap contracts(2)	530,108	—	—	—	—	530,108
Total	$974,033	$—	$—	$—	$—	$974,033
Liabilities:
Unrealized depreciation on futures contracts(1)	$223,359	$—	$—	$—	$—	$223,359
Total	$223,359	$—	$—	$—	$—	$223,359

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2026:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(103,369)	$—	$—	$—	$—	$(103,369)
Net realized gain (loss) on swap contracts	5,593	—	—	—	—	5,593
Total	$(97,776)	$—	$—	$—	$—	$(97,776)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(15,582)	$—	$—	$—	$—	$(15,582)
Net change in unrealized appreciation (depreciation) of futures contracts	(102,017)	—	—	—	—	(102,017)
Net change in unrealized appreciation (depreciation) of swap contracts	116,680	—	—	—	—	116,680
Total	$(919)	$—	$—	$—	$—	$(919)
For the period ended January 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$2,893,333
Futures Contracts Number of Long Contracts	188
Futures Contracts Number of Short Contracts	(209)
Swap Contracts at Notional Amount	$6,835,000

115

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Dynamic Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$—	$—	$1,621	$—	$—	$1,621
Total	$—	$—	$1,621	$—	$—	$1,621

(1)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(2,168)	$—	$—	$—	$—	$(2,168)
Net realized gain (loss) on swap contracts	—	—	9,121	—	—	9,121
Total	$(2,168)	$—	$9,121	$—	$—	$6,953
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$1,621	$—	$—	$1,621
Total	$—	$—	$1,621	$—	$—	$1,621
For the period ended January 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Swap Contracts at Notional Amount	$273,475
Tax-Aware Bond ETF
The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(329,101)	$—	$—	$—	$—	$(329,101)
Total	$(329,101)	$—	$—	$—	$—	$(329,101)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$127,731	$—	$—	$—	$—	$127,731
Total	$127,731	$—	$—	$—	$—	$127,731
For the period ended January 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(21)

116

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Strategic Income ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$26,275	$—	$—	$—	$26,275
Unrealized appreciation on futures contracts(1)	235,178	—	—	—	—	235,178
Unrealized appreciation on foreign currency contracts	—	480,525	—	—	—	480,525
Unrealized appreciation on swap contracts(2)	264,213	—	—	—	—	264,213
Total	$499,391	$506,800	$—	$—	$—	$1,006,191
Liabilities:
Unrealized depreciation on futures contracts(1)	$713,015	$—	$—	$—	$—	$713,015
Unrealized depreciation on foreign currency contracts	—	875,608	—	—	—	875,608
Written options, market value	—	6,134	—	—	—	6,134
Unrealized depreciation on swap contracts(2)	11,516	—	20,535	—	—	32,051
Total	$724,531	$881,742	$20,535	$—	$—	$1,626,808

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$505,193	$—	$—	$—	$—	$505,193
Net realized gain (loss) on swap contracts	(62,005)	—	757,925	—	—	695,920
Net realized gain (loss) on foreign currency contracts	—	(327,144)	—	—	—	(327,144)
Total	$443,188	$(327,144)	$757,925	$—	$—	$873,969
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$5,253	$—	$—	$—	$5,253
Net change in unrealized appreciation (depreciation) of futures contracts	(689,382)	—	—	—	—	(689,382)
Net change in unrealized appreciation (depreciation) of written options contracts	—	(2,780)	—	—	—	(2,780)
Net change in unrealized appreciation (depreciation) of swap contracts	65,339	—	(433,727)	—	—	(368,388)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(855,370)	—	—	—	(855,370)
Total	$(624,043)	$(852,897)	$(433,727)	$—	$—	$(1,910,667)
For the period ended January 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$404,167
Futures Contracts Number of Long Contracts	852
Futures Contracts Number of Short Contracts	(199)
Written Options at Notional Amount	$(55,833)
Swap Contracts at Notional Amount	$280,120,436
Foreign Currency Contracts Purchased at Contract Amount	$11,732,377
Foreign Currency Contracts Sold at Contract Amount	$44,451,350

117

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Total Return Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$2,094,404	$—	$—	$—	$—	$2,094,404
Unrealized appreciation on futures contracts(1)	552,868	—	—	—	—	552,868
Unrealized appreciation on foreign currency contracts	—	37,435	—	—	—	37,435
Unrealized appreciation on swap contracts(2)	3,937,129	—	5,337	—	—	3,942,466
Total	$6,584,401	$37,435	$5,337	$—	$—	$6,627,173
Liabilities:
Unrealized depreciation on futures contracts(1)	$1,634,765	$—	$—	$—	$—	$1,634,765
Unrealized depreciation on foreign currency contracts	—	376,915	—	—	—	376,915
Unrealized depreciation on swap contracts(2)	68,028	—	—	—	—	68,028
Total	$1,702,793	$376,915	$—	$—	$—	$2,079,708

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(72,259)	$—	$—	$—	$—	$(72,259)
Net realized gain (loss) on futures contracts	1,896,559	—	—	—	—	1,896,559
Net realized gain (loss) on swap contracts	98,085	—	(1,783)	—	—	96,302
Net realized gain (loss) on foreign currency contracts	—	(1,084,443)	—	—	—	(1,084,443)
Total	$1,922,385	$(1,084,443)	$(1,783)	$—	$—	$836,159
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(105,216)	$—	$—	$—	$—	$(105,216)
Net change in unrealized appreciation (depreciation) of futures contracts	(1,177,966)	—	—	—	—	(1,177,966)
Net change in unrealized appreciation (depreciation) of swap contracts	996,637	—	5,337	—	—	1,001,974
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(339,821)	—	—	—	(339,821)
Total	$(286,545)	$(339,821)	$5,337	$—	$—	$(621,029)
For the period ended January 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$26,897,500
Futures Contracts Number of Long Contracts	3,016
Futures Contracts Number of Short Contracts	(1,767)
Swap Contracts at Notional Amount	$74,193,333
Foreign Currency Contracts Purchased at Contract Amount	$3,973,923
Foreign Currency Contracts Sold at Contract Amount	$37,039,364
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing

118

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of January 31, 2026:
Core Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$150,673	$(223,359)
Purchased options	293,252	—
Swap contracts	530,108	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	974,033	(223,359)
Derivatives not subject to a MNA	(680,781)	223,359
Total gross amount of assets and liabilities subject to MNA or similar agreements	$293,252	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$293,252	$—	$—	$—	$293,252
Total	$293,252	$—	$—	$—	$293,252

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Dynamic Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Swap contracts	$1,621	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,621	—
Derivatives not subject to a MNA	(1,621)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Strategic Income ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$480,525	$(875,608)
Futures contracts	235,178	(713,015)
Purchased options	26,275	—
Swap contracts	264,213	(32,051)
Written options	—	(6,134)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,006,191	(1,626,808)
Derivatives not subject to a MNA	(499,391)	739,215
Total gross amount of assets and liabilities subject to MNA or similar agreements	$506,800	$(887,593)

119

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$152,807	$(58,093)	$—	$—	$94,714
Barclays	27,615	(8,102)	—	—	19,513
BNP Paribas Securities Services	48,471	(20,990)	—	—	27,481
Citibank NA	36,924	(36,924)	—	—	—
Commonwealth Bank of Australia	9,256	(9,256)	—	—	—
Credit Agricole CIB	2,428	(1,512)	—	—	916
Deutsche Bank Securities, Inc.	14,891	(14,891)	—	—	—
Goldman Sachs & Co.	49,174	(49,174)	—	—	—
Hongkong and Shanghai Banking Corporation	21,185	(21,185)	—	—	—
JP Morgan Chase & Co.	19,739	(19,739)	—	—	—
Morgan Stanley	41,008	(41,008)	—	—	—
RBC Dominion Securities, Inc.	23,200	(6,427)	—	—	16,773
Societe Generale Group	1,134	(1,134)	—	—	—
Standard Chartered Bank	8,848	(8,848)	—	—	—
State Street Global Markets LLC	32,585	(32,585)	—	—	—
UBS AG	11,562	(11,149)	—	—	413
Wells Fargo Bank NA	5,973	(5,973)	—	—	—
Total	$506,800	$(346,990)	$—	$—	$159,810

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(58,093)	$58,093	$—	$—	$—
Barclays	(8,102)	8,102	—	—	—
BNP Paribas Securities Services	(20,990)	20,990	—	—	—
Citibank NA	(47,656)	36,924	—	—	(10,732)
Commonwealth Bank of Australia	(48,042)	9,256	—	—	(38,786)
Credit Agricole CIB	(1,512)	1,512	—	—	—
Deutsche Bank Securities, Inc.	(195,948)	14,891	—	—	(181,057)
Goldman Sachs & Co.	(79,401)	49,174	—	—	(30,227)
Hongkong and Shanghai Banking Corporation	(24,152)	21,185	—	—	(2,967)
JP Morgan Chase & Co.	(99,143)	19,739	—	—	(79,404)
Morgan Stanley	(76,350)	41,008	—	—	(35,342)
RBC Dominion Securities, Inc.	(6,427)	6,427	—	—	—
Societe Generale Group	(29,595)	1,134	—	—	(28,461)
Standard Chartered Bank	(20,059)	8,848	—	—	(11,211)
State Street Global Markets LLC	(84,032)	32,585	—	—	(51,447)
Toronto-Dominion Bank	(22,036)	—	—	—	(22,036)
UBS AG	(11,149)	11,149	—	—	—
Wells Fargo Bank NA	(54,906)	5,973	—	—	(48,933)
Total	$(887,593)	$346,990	$—	$—	$(540,603)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$37,435	$(376,915)
Futures contracts	552,868	(1,634,765)
Purchased options	2,094,404	—
Swap contracts	3,942,466	(68,028)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,627,173	(2,079,708)
Derivatives not subject to a MNA	(4,495,334)	1,702,793
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,131,839	$(376,915)

120

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$2,094,404	$—	$—	$—	$2,094,404
Deutsche Bank Securities, Inc.	24,815	(24,815)	—	—	—
NatWest Markets Plc	2,491	—	—	—	2,491
State Street Global Markets LLC	5,769	—	—	—	5,769
Wells Fargo Bank NA	4,360	—	—	—	4,360
Total	$2,131,839	$(24,815)	$—	$—	$2,107,024

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(16,669)	$—	$—	$—	$(16,669)
Deutsche Bank Securities, Inc.	(360,246)	24,815	—	—	(335,431)
Total	$(376,915)	$24,815	$—	$—	$(352,100)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

121

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 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of January 31, 2026, the Funds have not incurred foreign income tax payments that met the disclosure threshold.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At July 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
AAA CLO ETF	$22,321	$1,977,057
Core Bond ETF	15,245,201	11,563,958
Large Cap Growth ETF	18,533,137	—
Municipal Opportunities ETF	4,229,349	6,333,162
Quality Value ETF	1,925,553	1,095,030
Tax-Aware Bond ETF	2,988,421	4,284,744
Strategic Income ETF	2,031,612	4,928,818
Total Return Bond ETF	49,707,113	54,187,344
During the year ended July 31, 2025, Large Cap Growth ETF deferred 153,308 of Late-Year Ordinary Loss.
During the year ended July 31, 2025, Core Bond ETF utilized $32,158 and Tax-Aware Bond ETF utilized $1,994,154 of prior year capital loss carryforwards.

122

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at January 31, 2026 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AAA CLO ETF	$108,989,334	$199,494	$(96,217)	$103,277
Core Bond ETF	403,021,050	3,772,674	(14,043,015)	(10,270,341)
Dynamic Bond ETF	44,234,955	57,707	(138,214)	(80,507)
Large Cap Growth ETF	136,972,765	45,269,022	(5,360,895)	39,908,127
Municipal Opportunities ETF	645,230,819	14,138,816	(4,724,419)	9,414,397
Quality Value ETF	151,466,889	28,184,411	(3,317,463)	24,866,948
Tax-Aware Bond ETF	312,851,783	2,803,718	(6,045,702)	(3,241,984)
Strategic Income ETF	625,382,735	8,424,617	(5,373,589)	3,051,028
Total Return Bond ETF	2,745,607,910	28,784,675	(66,593,239)	(37,808,564)
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Trust, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of each of AAA CLO ETF, Core Bond ETF, Dynamic Bond ETF, Large Cap Growth ETF, Municipal Opportunities ETF, Quality Value ETF, Strategic Income ETF and Total Return Bond ETF in accordance with each Fund’s investment objective and policies. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement with respect to Tax-Aware Bond ETF. SIMNA has contracted with Schroder Investment Management North America Limited ("SIMNA Ltd.") under sub-sub-advisory agreement with respect to Tax-Aware Bond ETF. SIMNA performs the daily investment of the assets for the Tax-Aware Bond ETF and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Tax-Aware Bond ETF. HFMC (not the Funds) pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.
Under the Investment Management Agreement applicable to each Fund except Dynamic Bond ETF, the Investment Manager agrees to pay all expenses of each such Fund, except (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the management fee payable to the Investment Manager under the Investment Management Agreement. The payment or assumption by the Investment Manager of any expense of a Fund that the Investment Manager is not required by the Investment Management Agreement to pay or assume shall not obligate the Investment Manager to pay or assume the same or any similar expense of a Fund on any subsequent occasion. Under its Investment Management Agreement with HFMC, Dynamic Bond ETF pays the expenses of that Fund.
The table below reflects the rates of compensation paid to HFMC for investment management services rendered as of January 31, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
AAA CLO ETF	0.2400%
Core Bond ETF	0.2900%
Dynamic Bond ETF(1)	0.5500% on first $1 billion and;
0.5400% over $1 billion
Large Cap Growth ETF	0.5900%
Municipal Opportunities ETF	0.2900%

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 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Fund	Management Fee Rates
Quality Value ETF	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion
Tax-Aware Bond ETF	0.3900%
Strategic Income ETF	0.4900%
Total Return Bond ETF	0.2900%

(1)
HMFC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses to 0.60%. This contractual arrangement will remain in effect until November 30, 2026 unless the Board approves its earlier termination.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of each Fund, and HFMC. For each Fund, except for Dynamic Bond ETF, HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting and administrative services functions to State Street. For each Fund except Dynamic Bond ETF, the cost and expenses of such delegation are born by HFMC. Dynamic Bond ETF pays HFMC a fee which is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Dynamic Bond ETF; (ii) the fee payable for tax preparation services for the Dynamic Bond ETF; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Dynamic Bond ETF; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Dynamic Bond ETF’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Fees Paid Indirectly – The Trust has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc, to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. For the six-month period ended January 31, 2026, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the period ended January 31, 2026, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
d)
Distribution Plans – Each Fund, except Quality Value ETF, has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the six-month period ended January 31, 2026, the Funds did not pay any Rule 12b-1 fees.
e)
Remuneration Paid to Trustees and Officers – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended January 31, 2026, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any Trustee and CCO compensation on behalf of each Fund, except for Dynamic Bond ETF. The remuneration paid to trustees by Dynamic Bond ETF for the period ended January 31, 2026 is disclosed in the Statement of Operations under the caption "Board of Trustees' fees."
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short

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 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of January 31, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
AAA CLO ETF	$—	$—	$—
Core Bond ETF	1,511,474	1,565,263	—
Dynamic Bond ETF	947,368	986,800	—
Large Cap Growth ETF	—	—	—
Municipal Opportunities ETF	—	—	—
Quality Value ETF	1,839,621	1,880,107	—
Tax-Aware Bond ETF	—	—	—
Strategic Income ETF	18,395,275	18,079,171	1,059,571 (2)
Total Return Bond ETF	12,999,213	13,318,817	155,223 (2)

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	U.S. Government securities.
9.
Custodian and Transfer Agent:
State Street serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time.  As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time.  As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, HFMC, and not the Funds, except Dynamic Bond ETF, compensates State Street pursuant to the Funds' unitary management fee structure.
10.
Affiliate Holdings:
As of January 31, 2026, affiliates of The Hartford had ownership of shares in certain Funds as follows:
Fund	Percentage of Fund
Dynamic Bond ETF	88%
Large Cap Growth ETF	8%

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 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

As of January 31, 2026, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Core Bond ETF	54%
Large Cap Growth ETF	50%
Strategic Income ETF	10%
Total Return Bond ETF	21%
11.
Beneficial Fund Ownership:
As of January 31, 2026, to the knowledge of a Fund, Hartford Funds Management Company, LLC beneficially held more than 25% of the shares outstanding of the following Fund:
Fund	Shareholder	Percentage of Ownership
Dynamic Bond ETF	Hartford Funds Management Company, LLC	88%
12.
Investment Transactions:
For the six-month period ended January 31, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
AAA CLO ETF	$31,591,061	$30,787,133	$—	$—	$31,591,061	$30,787,133
Core Bond ETF	68,898,133	53,350,064	15,425,446	26,741,372	84,323,579	80,091,436
Dynamic Bond ETF	41,784,257	23,312,113	121,963,313	99,465,655	163,747,570	122,777,768
Large Cap Growth ETF	97,675,807	96,947,164	—	—	97,675,807	96,947,164
Municipal Opportunities ETF	195,367,266	131,667,209	2,612,683	8,722	197,979,949	131,675,931
Quality Value ETF	52,849,528	54,669,761	—	—	52,849,528	54,669,761
Tax-Aware Bond ETF	23,414,104	114,611,570	19,124,390	31,094,226	42,538,494	145,705,796
Strategic Income ETF	279,870,924	61,325,643	48,650,084	216,831,553	328,521,008	278,157,196
Total Return Bond ETF	552,049,335	410,837,229	201,593,389	321,721,689	753,642,724	732,558,918
For the six-month period ended January 31, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Core Bond ETF	$13,789,163	$8,185,563	$125,851
Dynamic Bond ETF	1,916,540	—	—
Large Cap Growth ETF	44,421,214	31,397,433	11,238,257
Quality Value ETF	48,033,370	65,961,151	24,263,427
Strategic Income ETF	386,944,377	—	—
Total Return Bond ETF	434,115,430	162,276,068	(604,295)

13.
Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as "Creation Units." Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.

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 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process"), or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement ("Participation Agreement") with the Distributor with respect to creations and redemptions of Creation Units.
Shares of Municipal Opportunities ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded throughout the day on the NYSE Arca and shares of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Quality Value ETF and Strategic Income ETF are listed and traded throughout the day on Cboe BZX. Shares of Dynamic Bond ETF are listed and traded on NASDAQ Stock Market. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the six-month period ended January 31, 2026 and the year ended July 31, 2025:
	For the Six-Month Period or Period Ended January 31, 2026		For the Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
AAA CLO ETF
Shares Sold	200,000	$7,791,424	800,000	$31,200,990
Shares Redeemed	(200,000)	(7,802,025)	(150,000)	(5,834,990)
Other Capital	—	12,183	—	22,123
Total Net Increase (Decrease)	—	1,582	650,000	25,388,123
Core Bond ETF
Shares Sold	400,000	$14,202,100	2,550,000	$89,084,286
Shares Redeemed	(250,000)	(8,910,631)	(550,000)	(19,204,439)
Other Capital	—	849	—	38,346
Total Net Increase (Decrease)	150,000	5,292,318	2,000,000	69,918,193
Dynamic Bond ETF(1)
Shares Sold	1,100,001	$43,982,813
Shares Redeemed	(1)	(40)
Other Capital	—	818
Total Net Increase (Decrease)	1,100,000	43,983,591
Large Cap Growth ETF
Shares Sold	1,700,000	$46,270,244	2,775,000	$62,937,233
Shares Redeemed	(1,200,000)	(32,752,063)	(2,650,000)	(61,987,709)
Other Capital	—	203	—	338
Total Net Increase (Decrease)	500,000	13,518,384	125,000	949,862
Municipal Opportunities ETF
Shares Sold	2,925,000	$114,211,960	4,400,000	$169,331,279
Shares Redeemed	(775,000)	(29,862,963)	(325,000)	(12,558,984)
Other Capital	—	86,445	—	119,686
Total Net Increase (Decrease)	2,150,000	84,435,442	4,075,000	156,891,981
Quality Value ETF
Shares Sold	1,900,000	$49,932,049	2,350,000	$58,650,579
Shares Redeemed	(2,550,000)	(68,213,545)	(2,450,000)	(61,484,904)
Other Capital	—	—	—	—
Total Net Increase (Decrease)	(650,000)	(18,281,496)	(100,000)	(2,834,325)

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 Notes to Financial Statements – (continued)
 January 31, 2026 (Unaudited)

	For the Six-Month Period or Period Ended January 31, 2026		For the Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Tax-Aware Bond ETF
Shares Sold	400,000	$7,590,287	7,000,000	$136,109,047
Shares Redeemed	(5,050,000)	(96,542,618)	(4,400,000)	(82,687,630)
Other Capital	—	125,981	—	205,608
Total Net Increase (Decrease)	(4,650,000)	(88,826,350)	2,600,000	53,627,025
Strategic Income ETF
Shares Sold	11,450,000	$407,792,420	3,200,000	$111,059,369
Shares Redeemed	—	—	(100,000)	(3,368,622)
Other Capital	—	30,082	—	47,845
Total Net Increase (Decrease)	11,450,000	407,822,502	3,100,000	107,738,592
Total Return Bond ETF
Shares Sold	12,900,000	$441,988,970	15,500,000	$526,419,944
Shares Redeemed	(4,900,000)	(168,442,566)	(5,750,000)	(193,721,995)
Other Capital	—	11,587	—	189,807
Total Net Increase (Decrease)	8,000,000	273,557,991	9,750,000	332,887,756

(1)	Commenced operations on September 23, 2025.
14.
Line of Credit:
The AAA CLO ETF, Core Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, Strategic Income ETF, and Total Return Bond ETF participate in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each such Fund may borrow under the line of credit for temporary or emergency purposes. These Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. The fees incurred by these Funds, if any, in connection with the credit facility during the period would be paid by the Investment Manager. During and as of the six-month period ended January 31, 2026, none of these Funds had borrowings under this facility.
15.
Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the period ended January 31, 2026, events and transactions subsequent to January 31, 2026, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
Effective February 26, 2026, the Dynamic Bond ETF may participate in a committed line of credit pursuant to a credit agreement.
Effective April 30, 2026, the Quality Value ETF's name, portfolio manager, principal investment strategy, and ticker will change. The Quality Value ETF's new name is Hartford Alpha Capture Value ETF. Please see the Quality Value ETF's prospectus supplement dated February 27, 2026 for additional information.

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 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

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Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

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 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

Under each Fund's, except for Dynamic Bond ETF, unitary management fee arrangements, remuneration for independent trustees and officers is paid by Hartford Funds Exchange-Traded Trust out of the management fee.
The aggregate remuneration paid by the Dynamic Bond ETF during the period September 23, 2025 through January 31, 2026:
(1) All trustees and all members of any advisory board for regular compensation: $166.
(2) Each trustee and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of the Trust paid any remuneration to its officers. The aggregate remuneration paid to the CCO by all of the series of the Trust is as follows: $0.
(4) Each person of whom any officer or trustee of the Fund is an affiliated person: Not applicable.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Hartford Funds Exchange-Traded Trust
Hartford AAA CLO ETF
Hartford Core Bond ETF
Hartford Large Cap Growth ETF
Hartford Municipal Opportunities ETF
Hartford Quality Value ETF
Hartford Schroders Tax-Aware Bond ETF
Hartford Strategic Income ETF
Hartford Total Return Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Hartford Quality Value ETF is a series of Hartford Funds Exchange-Traded Trust (the “Trust”) and successor to a corresponding series of The Hartford Mutual Funds II, Inc. (the “Predecessor Fund”) pursuant to a reorganization consummated on October 13, 2023. Hartford Quality Value ETF has an investment objective and strategy substantially similar to those of its Predecessor Fund.
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment management and sub-advisory agreements. At its meeting held on September 10-11, 2025, the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and the Trust, on behalf of each of the Funds (the “Investment Management Agreement”); (ii) the continuation of an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement”) by and between HFMC and Schroder Investment Management North America Inc. (“SIMNA Inc.”) with respect to Hartford Schroders Tax-Aware Bond ETF; (iii) the continuation of a separate sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.”) with respect to Hartford Schroders Tax-Aware Bond ETF; and (iv) the continuation of an investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement” and together with the Investment Management Agreement, the Schroders Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement, the “Agreements”) by and between HFMC and Wellington Management Company LLP (“Wellington,” and together with SIMNA Inc. and SIMNA Ltd., the “Sub-advisers,” and together with HFMC, SIMNA Inc. and SIMNA Ltd., the “Advisers”), with respect to Hartford AAA CLO ETF, Hartford Core Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Quality Value ETF, Hartford Strategic Income ETF and Hartford Total Return Bond ETF.
In the months preceding the September 10-11, 2025 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 17-18, 2025 and September 10-11, 2025. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 17-18, 2025 and September 10-11, 2025 concerning the Agreements, Fund fees and expenses, performance and other investment-related matters.
The Independent Trustees engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, total expense ratio and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Trustees also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel and the Consultant on June 11, 2025 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 11, 2025 and June 17-18, 2025 meetings, the Independent Trustees presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 10-11, 2025 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Investment Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment management and administrative services in connection with selecting, monitoring and supervising the Sub-advisers. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-advisers. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, HFMC’s process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and HFMC’s approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to the Sub-advisers, which are responsible for the daily investment of the assets of their respective Funds, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience and expertise of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.

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Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the benefits to shareholders of investing in a fund that is part of the family of Hartford funds. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in connection with sponsoring new funds to expand these opportunities for shareholders and providing ongoing services to each Fund. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund. The Board considered the special attributes of the Funds, which are exchange-traded funds (“ETFs”), relative to mutual funds and the benefits that are expected to be realized from an investment in the Funds, rather than a mutual fund. The Board also considered the resources devoted by HFMC and its affiliates in developing and maintaining an infrastructure necessary to support the ongoing operations of the Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-advisers.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund, which, with respect to the Hartford Quality Value ETF, included the performance of the Predecessor Fund. The Board noted that the Predecessor Fund’s investment portfolio had been managed by Wellington. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds selected by Broadridge. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. The Board also noted the limited operating history of certain Funds in evaluating the performance of the Advisers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its oversight of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance, as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record. In addition, the Board considered information about HFMC’s overall assessment of the functioning of each Fund’s arbitrage mechanism, noting HFMC’s statement that the arbitrage mechanism of each Fund functioned as expected.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the Funds, as applicable.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC, SIMNA Inc. and Wellington that the respective Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not Hartford Schroders Tax-Aware Bond ETF. Accordingly, the Board concluded that the profitability of each Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Funds’ sub-advisory agreements.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered that the Independent Trustees’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Investment Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratio of each Fund. The Board considered that HFMC would pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) expenses incident to the creation and redemption of its shares; (iv) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Trust may have to indemnify its officers and Trustees with respect thereto; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) such extraordinary non-recurring expenses as may arise; and (vii) acquired fund fees and expenses. The Board noted that HFMC would bear the risk that Fund operating costs may increase over time. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to SIMNA Inc. and Wellington with respect to each Fund, as applicable. In this regard, the Board requested and reviewed information from HFMC, SIMNA Inc. and Wellington relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratio relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of registered investment companies and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board received information regarding fees charged by HFMC to other Hartford funds that are mutual funds with investment strategies similar to those of Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Schroders Tax-Aware Bond ETF, Hartford Strategic Income ETF, and Hartford Total Return Bond ETF. The Board reviewed information about structural, operational and other differences between the Funds and the mutual funds, including differences in the services provided to each type of product and differences in the marketplace in which each type of product must compete. The Board also received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-advisers about any differences between a Sub-adviser’s services to the Funds and the services it provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board considered that any economies of scale in respect of the management of a Fund would benefit HFMC due to the unitary fee structure of each Fund, but that the unitary fee protects shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board considered that each Fund could share in the benefits from some economies of scale as assets in the Fund grow. The Board reviewed the breakpoints in the management fee schedule for the Hartford Quality Value ETF, which reduce fee rates as the Hartford

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Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Quality Value ETF’s assets grow over time. The Board recognized that if Hartford Quality Value ETF’s assets were beyond the highest breakpoint level, it will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
The Board noted that, except for the Hartford Quality Value ETF, each Fund’s management fee does not contain breakpoints. However, the Board considered that HFMC shares anticipated or potential economies of scale with shareholders in a variety of ways, including through initially setting competitive fee rates and pricing each Fund to scale at inception, as well as additional investments in HFMC’s business and the provision of improved or additional infrastructure and services to the Funds and their shareholders.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratio for each Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance (net of all fees and expenses), as of March 31, 2025, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance (net of all fees and expenses) as of March 31, 2025. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford AAA CLO ETF
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and below its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and its total expenses were in the 4th quintile.
Hartford Core Bond ETF
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1- and 3-year periods and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and its total expenses were in the 2nd quintile.

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Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Large Cap Growth ETF
•
The Board noted that the Fund’s performance was in the 1st quintile and 3rd quintile versus its peer universe for the 1- and 3-year periods, respectively. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and below its benchmark for the 3-year period.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 3rd quintile of its expense group, while its actual management fee was in the 4th quintile.
Hartford Municipal Opportunities ETF
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and its total expenses were in the 2nd quintile.
Hartford Quality Value ETF
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and its total expense were in the 1st quintile.
Hartford Schroders Tax-Aware Bond ETF
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 4th quintile of its expense group.
Hartford Strategic Income ETF
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance above its custom blended evaluation benchmark for the 1- and 3-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and its total expenses were in the 4th quintile.
Hartford Total Return Bond ETF
•
The Board noted that the Fund’s performance was in the 2nd quintile, 1st quintile, and 2nd quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods. The Board noted upcoming to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and its total expenses were in the 2nd quintile.
 * * * *

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Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

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Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Funds Exchange-Traded Trust
Hartford Dynamic Bond ETF
(the “Fund”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the investment company’s investment management and sub-advisory agreements. At its meeting held on September 10-11, 2025, the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees, unanimously voted to approve (i) the investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and the Trust on behalf of the Fund (the “Investment Management Agreement”); and (ii) an amendment to the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Investment Management Agreement, the “Agreements”) by and between HFMC and Wellington Management Company LLP (“Wellington” or the “Sub-adviser,” and together with HFMC, the “Advisers”), with respect to the Fund.
Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered the materials and presentations from representatives of the Advisers received at meetings held on June 17-18, 2025 regarding the Fund and its investment strategies and on September 10-11, 2025 concerning the Agreements.
In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements.
Throughout the evaluation process, the Board was assisted by counsel for the Fund and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel in executive session to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.
Nature, Extent and Quality of Services to be Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength, and the Board’s past experience with each Adviser with respect to the services each Adviser provides to other funds managed by HFMC and its affiliates (the “Hartford funds”). The Board considered that HFMC has been advising actively managed exchange-traded funds (“ETFs”) since 2017 and HFMC has extensive experience advising actively managed mutual funds. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Hartford funds.
With respect to HFMC, the Board noted that, under the Investment Management Agreement, HFMC would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide investment management and administrative services to the Fund in connection with selecting, monitoring and supervising the Sub-adviser, and that HFMC had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-adviser. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Hartford fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered that HFMC would oversee the Sub-adviser’s investment approach and results, HFMC’s process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and HFMC’s approach to risk management with respect to the Fund. The Board also considered that HFMC

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

would oversee the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that HFMC would oversee potential conflicts of interest between the Fund’s investments and those of other funds or accounts, if any, managed by the Fund’s portfolio management personnel. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Fund’s officers.
With respect to the Sub-adviser, which would be responsible for the daily investment of the assets of the Fund, subject to oversight by HFMC, the Board considered, among other things, the Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience and expertise of the Fund’s proposed portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers. The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services to be provided to the Fund and HFMC’s oversight of these practices.
The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Hartford funds’ Chief Compliance Officer that the written compliance policies and procedures of each of HFMC and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford funds’ compliance program as a result of the addition of the Fund.
The Board considered the benefits to the Fund’s future shareholders of being part of the family of Hartford funds. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in connection with sponsoring new funds to expand these opportunities for shareholders and providing ongoing services to the Hartford funds. The Board considered the special attributes of the Fund as an exchange-traded fund relative to mutual funds and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by HFMC and its affiliates to support the ongoing operations of the Fund. In addition, the Board considered the secondary market support services to be provided by HFMC to the Fund, including HFMC’s expected efforts to educate investment professionals about the Fund and other ETFs managed by HFMC.
In considering the foregoing information, the Board evaluated not only the information presented to the Board in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with HFMC and the Sub-adviser.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HFMC and the Sub-adviser.
Performance
The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s portfolio managers, the performance of a mutual fund with investment strategies substantially similar to that of the Fund. HFMC also provided additional information about the portfolio management team’s investment experience and its investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that HFMC and the Sub-adviser have the capability of providing satisfactory investment performance for the Fund.
Costs of the Services and Profitability of the Advisers
In considering the proposed advisory and sub-advisory fee schedules for the Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Fund and the estimated profitability to HFMC from the investment management and related services to be provided to the Fund. In evaluating HFMC’s estimated profitability with respect to the Fund, the Board also considered HFMC’s representation that the level of estimated profitability of the Fund, taking into consideration the revenue and expenses of the Fund, was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability to HFMC of managing the Fund would depend on the growth of the Fund’s assets under management. The Board considered representations from HFMC and Wellington that the Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by HFMC and not the Fund. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Fund’s Sub-Advisory Agreement.

140

Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Based on these considerations, the Board concluded that the profits anticipated to be realized by HFMC and its affiliates from their relationships with the Fund would not be excessive.
Comparison of Fees and Services to be Provided by the Advisers
The Board considered comparative information with respect to the services to be rendered to and the management fees to be paid by the Fund to HFMC and the estimated total expense ratio of the Fund. The Board also considered the proposed sub-advisory fees to be paid by HFMC to Wellington with respect to the Fund. In this regard, the Board requested and reviewed information from HFMC and Wellington relating to the proposed management and sub-advisory fees, including the sub-advisory fee schedule for the Fund and the amount of the management fee to be retained by HFMC, and estimated total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed management fees and estimated total expenses relative to an appropriate group of funds (the “Peer Group”) selected from the relevant peer universe identified by Broadridge Financial Solutions, Inc., an independent provider of investment company data. As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group, which included input from an independent financial services consultant engaged by the Independent Trustees to assist them in evaluating the Fund’s proposed management fees and estimated total expense ratios. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and its Peer Group. The Board also considered that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
In considering the reasonableness of the Fund’s proposed management and sub-advisory fees and estimated total expense ratio, the Board considered that the Fund’s proposed contractual management fee was above the average and median of its Peer Group for all asset levels. The Board further considered that the Fund’s proposed contractual management fee fell within the 4th quintile of its Peer Group. The Board also considered that the Fund’s estimated total expense ratio was within the 4th quintile of its Peer Group. The Board noted that HFMC reported that the proposed management fee rate is in line with, or lower than, the management fee rates applicable to the Hartford fixed-income mutual funds that have similarly complex investment strategies and in line with funds in the Peer Group with such similarly complex strategies.
The Board received information regarding fees charged by HFMC to another Hartford fund that is a mutual fund with investment strategies substantially similar to that of the Fund. The Board reviewed information about structural, operational and other differences between the Fund and the mutual fund, including differences in the services provided to each type of product and differences in the marketplace in which each type of product must compete. The Board also received information regarding fees charged by the Sub-adviser to any other clients with investment strategies similar to those of the Fund, including institutional separate account clients. The Board considered the explanations provided by the Sub-adviser about any differences between the Sub-adviser’s services to the Fund and the services it provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that the Fund’s proposed fees and estimated total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services to be provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board reviewed the breakpoints in the proposed management fee schedule for the Fund, which would reduce the fee rate if and when Fund assets grow past certain thresholds. The Board noted that HFMC proposed the same breakpoints in the management fee schedule for the Fund as those in the management fee schedule for the mutual fund with investment strategies substantially similar to that of the Fund. The Board considered HFMC’s representation that the Fund could be expected to share in the benefits from some economies of scale as assets in the Fund grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered. The Board also considered that HFMC has been active in managing expenses for the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. In addition, the Board considered that initially setting competitive fee rates and pricing the Fund to scale at inception are other means of sharing potential economies of scale with shareholders.

141

Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of the Fund’s future shareholders. The Board noted, however, that it would continue to monitor any future growth in the Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of the Fund for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

142

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Hartford Funds Management Company, LLC (HFMC) is the investment manager for the active ETFs. Hartford AAA CLO ETF, Hartford Core Bond ETF, Hartford Dynamic Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Quality Value ETF, Hartford Strategic Income ETF and Hartford Total Return Bond ETF are sub-advised by Wellington Management Company LLP (Wellington). Hartford Schroders Tax-Aware Bond ETF is sub-advised by Schroder Investment Management North America Inc. (“SIMNA”) and sub-sub-advised by Schroder Investment Management North America Ltd. (“SIMNA Ltd”, together with SIMNA, “Schroders”). HFMC, Wellington, SIMNA, and SIMNA Ltd. are all SEC registered investment advisers. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Wellington, Schroders or HFMC.
ETFSAR-A26 03/26 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: April 2, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal
executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 2, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal
executive officer)

Date: April 2, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (principal financial officer)